As filed with the SEC on September 26, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4556

TRANSAMERICA IDEX MUTUAL FUNDS
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis P. Gallagher, Secretary P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of registrant as of July 31, 2006 are attached.

TA IDEX AllianceBernstein International Value

SCHEDULE OF INVESTMENTS
At July 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Australia (0.6%)
Macquarie Airports	830,300	$1,960
Austria (1.5%)
OMV AG	36,400	2,231
Voestalpine AG	16,600	2,450
Belgium (1.9%)
Fortis	106,900	3,795
KBC Groupe (a)	20,000	2,177
Bermuda (0.3%)
Kerry Properties, Ltd.	151,097	498
Orient Overseas International, Ltd.	126,000	498
Canada (5.2%)
Canadian Natural Resources, Ltd.	27,000	1,436
Celestica, Inc.‡	59,100	556
Gerdau AmeriSteel Corp.	226,700	2,232
Husky Energy, Inc.	32,300	2,196
ING Canada, Inc.	37,400	1,796
IPSCO, Inc.	24,529	2,317
Metro, Inc.-Class A	45,600	1,204
Nexen, Inc.	35,900	2,103
Teck CominCo, Ltd.-Class B	36,500	2,419
Denmark (0.6%)
Carlsberg AS-Class B	24,900	1,835
Finland (0.8%)
Nokia Oyj †	30,800	610
Sampo Oyj	101,900	1,921
France (12.5%)
Arkema ‡	1,850	72
Assurances Generales de France	33,200	4,008
BNP Paribas	58,920	5,730
Cap Gemini SA	26,200	1,406
Credit Agricole SA	93,350	3,749
Michelin (C.G.D.E.)-Class B	18,800	1,141
Renault SA	62,300	6,802
Sanofi-Aventis	52,800	5,016
Societe Generale-Class A	28,400	4,233
Total SA	98,100	6,666
Germany (10.2%)
Allianz AG	18,200	2,856
Continental AG	52,200	5,329
DaimlerChrysler AG	21,500	1,111
Deutsche Lufthansa AG	160,600	2,998
E.ON AG	40,600	4,890
Epcos AG ‡	30,200	419
Fresenius Medical Care AG	6,500	778
Man AG	45,000	3,250
Muenchener Rueckversicherungs AG	31,900	4,390
RWE AG	43,540	3,821
TUI AG †	101,400	2,039
Greece (0.4%)
Public Power Corp.	57,000	1,359
Hong Kong (0.4%)
Sino Land Co.	793,615	1,338
Italy (3.3%)
Banco Popolare di Verona e Novara SCRL	47,900	1,366
Buzzi Unicem SpA	80,900	1,856
ENI-Ente Nazionale Idrocarburi SpA	168,400	5,171
Italcementi SpA	72,400	1,796
Japan (27.6%)
Alps Electric Co., Ltd.	163,800	2,031
Canon, Inc.	84,150	4,052
Cosmo Oil Co., Ltd.	84,000	406

1

Dainippon Ink & Chemical, Inc.	190,000	661
East Japan Railway Co.	336	2,505
EDION Corp.	134,400	2,525
Hitachi, Ltd.	146,000	936
Honda Motor Co., Ltd.	98,200	3,244
Isuzu Motors, Ltd.	659,000	2,384
Itochu Corp.	250,000	2,257
Japan Tobacco, Inc.	1,028	3,944
JFE Holdings, Inc.	115,900	4,639
Kobe Steel, Ltd.	565,000	1,708
Leopalace21 Corp.	64,600	2,264
Mitsubishi Corp.	134,200	2,756
Mitsubishi Tokyo Financial Group, Inc.	251	3,553
Mitsui & Co., Ltd.	184,000	2,809
Mitsui Chemicals, Inc.	333,000	2,095
Mitsui O.S.K. Lines, Ltd.	447,000	2,953
Nippon Mining Holdings, Inc.	259,000	2,195
Nippon Telegraph & Telephone Corp.	647	3,387
Nissan Motor Co., Ltd.	236,100	2,550
Oki Electric Industry Co., Ltd.	309,000	643
ORIX Corp. (a)	21,240	5,577
Rengo Co., Ltd.	69,000	506
Sega Sammy Holdings, Inc.	29,500	980
Seiko Epson Corp.	55,900	1,568
Sumitomo Heavy Industries, Ltd.	207,000	1,802
Sumitomo Metal Industries, Ltd.	279,000	1,117
Sumitomo Mitsui Financial Group, Inc.	503	5,362
Tokyo Electric Power Co. (The), Inc.	112,800	3,036
Tokyo Gas Co., Ltd.	488,000	2,431
Toyota Motor Corp.	132,900	7,038
Luxembourg (0.3%)
SES GLOBAL	74,000	1,001
Netherlands (8.3%)
ABN AMRO Holding NV	132,366	3,660
European Aeronautic Defense and Space Co. †	113,190	3,257
ING Groep NV	190,600	7,730
Koninklijke Philips Electronics NV	50,590	1,669
Mittal Steel Co. NV	33,648	1,151
Royal Dutch Shell PLC -Class A	150,000	5,297
Royal KPN NV	107,100	1,215
Wolters Kluwer NV	73,200	1,723
Singapore (0.8%)
Flextronics International, Ltd. ‡	143,500	1,627
Neptune Orient Lines, Ltd.	637,000	731
Spain (1.4%)
Repsol YPF SA	151,600	4,256
Switzerland (3.0%)
Credit Suisse Group	89,600	5,017
Novartis AG	14,240	808
Xstrata PLC	85,370	3,661
United Kingdom (18.5%)
AstraZeneca PLC	88,600	5,408
Aviva PLC	316,500	4,243
BAE Systems PLC	471,700	3,146
Barclays PLC	414,900	4,865
BHP Billiton PLC	72,000	1,363
BP PLC	239,400	2,883
British American Tobacco PLC	203,200	5,474
Corus Group PLC	145,260	1,164
Greene King PLC	93,900	1,454
HBOS PLC	251,240	4,571
International Power PLC	436,100	2,398
J Sainsbury PLC	512,100	3,366
Lloyds TSB Group PLC	200	2
Rio Tinto PLC	43,600	2,251

2

Royal & Sun Alliance Insurance Group PLC	650,566	1,625
Royal Bank of Scotland Group PLC	188,800	6,141
Vodafone Group PLC	2,300,813	4,994
Vodafone Group PLC-Class B m	2,629,500	736
Wolverhampton & Dudley Brew PLC	57,800	1,400
Total Common Stocks (cost: $286,381)		304,025

	Principal	Value
SECURITY LENDING COLLATERAL (0.8%)
Debt (0.8%)
Bank Notes (0.0%)
Bank of America
5.31%, due 08/10/2006 *	83	83
Commercial Paper (0.1%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	33	33
Charta LLC-144A
5.38%, due 08/23/2006	33	33
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	33	33
5.41%, due 09/12/2006	33	33
General Electric Capital Corp.
5.26%, due 08/02/2006	83	83
Grampian Funding LLC-144A
5.37%, due 08/21/2006	33	33
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	33	33
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	33	33
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	33	33
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	33	33
5.42%, due 09/19/2006	33	33
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	33	33
Euro Dollar Overnight (0.1%)
Bank of Montreal
5.29%, due 08/03/2006	33	33
Barclays
5.15%, due 08/01/2006	66	66
Fortis Bank
5.29%, due 08/07/2006	66	66
Harris NA
5.29%, due 08/07/2006	66	66
Regions Bank
5.27%, due 08/04/2006	83	83
Svenska Handlesbanken
5.29%, due 08/01/2006	71	71
The Bank of the West
5.25%, due 08/07/2006	33	33
Euro Dollar Terms (0.2%)
Abbey National PLC
5.29%, due 08/11/2006	83	83
Branch Banker &Trust
5.36%, due 08/28/2006	50	50
Calyon
5.30%, due 08/08/2006	33	33
5.37%, due 09/01/2006	66	66
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	33	33
Dexia Group
5.30%, due 08/09/2006	33	33
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	42	42

3

Toronto Dominion Bank
5.40%, due 09/22/2006	67	67
Wells Fargo
5.40%, due 09/05/2006	83	83
Repurchase Agreements (0.4%)††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $219 on 08/01/2006	219	219
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $494 on 08/01/2006	494	494
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $55 on 08/01/2006	55	55
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $446 on 08/01/2006	446	446
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $20 on 08/01/2006	20	20
Total Security Lending Collateral (cost: $2,671)		2,671
Total Investment Securities (cost: $289,052) #		$306,696

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Passive Foreign Investment Company.

‡	Non-income producing.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $2,532.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $1,276, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

m	Securities valued as determined in good faith in accordance with procedures established by Transamerica IDEX Mutual Funds’ Board of Trustees.

#

Aggregate cost for Federal income tax purposes is $289,052. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $23,074 and $5,430, respectively. Net unrealized appreciation for tax purposes is $17,644.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $363 or 0.1% of the net assets of the Fund.

SCRL	Società Cooperativa a Responsabilità Limitata (Limited Liability Co-operative)

4

TA IDEX AllianceBernstein International Value

SCHEDULE OF INVESTMENTS
July 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	16.5%	$51,572
Oil & Gas Extraction	9.9%	30,718
Automotive	7.4%	23,129
Insurance	5.5%	17,293
Primary Metal Industries	5.4%	16,778
Electric Services	5.0%	15,504
Pharmaceuticals	3.6%	11,232
Telecommunications	3.3%	10,332
Business Credit Institutions	3.3%	10,149
Tobacco Products	3.0%	9,418
Life Insurance	3.0%	9,355
Metal Mining	2.7%	8,331
Wholesale Trade Durable Goods	2.5%	7,822
Computer & Office Equipment	2.1%	6,556
Rubber & Misc. Plastic Products	2.1%	6,470
Aerospace	2.1%	6,404
Electronic Components & Accessories	2.0%	6,302
Industrial Machinery & Equipment	1.6%	5,051
Water Transportation	1.3%	4,182
Real Estate	1.3%	4,099
Stone, Clay & Glass Products	1.2%	3,652
Food Stores	1.1%	3,366
Petroleum Refining	1.1%	3,289
Air Transportation	1.0%	2,998
Beverages	0.9%	2,854
Chemicals & Allied Products	0.9%	2,756
Radio, Television & Computer Stores	0.8%	2,525
Railroads	0.8%	2,505
Gas Production & Distribution	0.8%	2,431
Food & Kindred Products	0.7%	2,267
Communications Equipment	0.7%	2,254
Holding & Other Investment Offices	0.7%	2,039
Mortgage Bankers & Brokers	0.6%	1,960
Beer, Wine & Distilled Beverages	0.6%	1,835
Printing & Publishing	0.5%	1,723
Computer & Data Processing Services	0.4%	1,406
Wholesale Trade Nondurable Goods	0.4%	1,204
Manufacturing Industries	0.3%	980
Medical Instruments & Supplies	0.3%	778
Paper & Allied Products	0.2%	506
Investment Securities, at value	97.6%	304,025
Short-Term Investments	0.8%	2,671
Total Investment Securities	98.4%	306,696

1

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS
At July 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.4%)
Aerospace (0.8%)
Northrop Grumman Corp.	31,900	$2,111
Apparel & Accessory Stores (0.5%)
Gap (The), Inc.	81,600	1,416
Apparel Products (1.4%)
Liz Claiborne, Inc.	49,300	1,743
V.F. Corp.	28,500	1,933
Automotive (0.2%)
Lear Corp. †	22,100	499
Beverages (1.7%)
Coca-Cola Co. (The)	59,000	2,625
Pepsi Bottling Group, Inc.	61,000	2,028
Business Credit Institutions (2.8%)
Freddie Mac	131,200	7,591
Chemicals & Allied Products (1.9%)
du Pont (E.I.) de Nemours & Co.	53,400	2,118
PPG Industries, Inc.	48,600	2,991
Commercial Banks (18.2%)
Bank of America Corp.	181,500	9,353
Bank of New York Co., Inc. (The)	76,200	2,561
Citigroup, Inc.	256,700	12,401
JP Morgan Chase & Co.	148,100	6,756
National City Corp.	36,500	1,314
PNC Financial Services Group, Inc.	28,400	2,012
US Bancorp	119,500	3,824
Wachovia Corp.	84,200	4,516
Wells Fargo & Co.	84,500	6,113
Communications Equipment (0.1%)
Avaya, Inc. ‡	34,700	321
Computer & Data Processing Services (3.2%)
Computer Sciences Corp. ‡	4,100	215
Fiserv, Inc. ‡	40,700	1,777
Microsoft Corp.	193,800	4,657
Oracle Corp. ‡	127,700	1,912
Computer & Office Equipment (2.9%)
Hewlett-Packard Co.	126,800	4,046
International Business Machines Corp.	47,400	3,669
Electric Services (1.3%)
PPL Corp. †	102,300	3,480
Electric, Gas & Sanitary Services (3.0%)
Exelon Corp.	74,900	4,337
NiSource, Inc.	80,200	1,825
Waste Management, Inc.	52,500	1,805
Electronic & Other Electric Equipment (1.3%)
General Electric Co.	105,300	3,442
Electronic Components & Accessories (1.8%)
Intel Corp.	104,000	1,872
Tyco International, Ltd.	111,300	2,904
Fabricated Metal Products (0.6%)
Parker Hannifin Corp.	23,500	1,698
Finance (1.2%)
SPDR Trust Series 1 †	25,900	3,308
Food & Kindred Products (3.1%)
Altria Group, Inc.	53,000	4,238
Sara Lee Corp.	81,800	1,382
Unilever NV-NY Shares	111,690	2,645
Food Stores (1.0%)
Kroger Co.	122,000	2,797
Health Services (0.3%)
HCA, Inc.	17,500	860
Industrial Machinery & Equipment (2.0%)
Deere & Co.	19,100	1,386
Dover Corp.	39,200	1,848

1

Ingersoll-Rand Co.-Class A	59,200	2,119
Instruments & Related Products (0.7%)
Xerox Corp. ‡	139,700	1,968
Insurance (4.4%)
Allstate Corp. (The)	63,000	3,580
American International Group, Inc.	71,200	4,320
Loews Corp.	66,900	2,479
MGIC Investment Corp.	23,700	1,349
Insurance Agents, Brokers & Service (1.7%)
Hartford Financial Services Group, Inc. (The)	37,700	3,198
Marsh & McLennan Cos., Inc.	54,000	1,460
Life Insurance (0.8%)
Torchmark Corp.	37,600	2,274
Lumber & Other Building Materials (0.5%)
Home Depot, Inc. (The)	40,500	1,406
Lumber & Wood Products (1.1%)
Weyerhaeuser Co.	48,500	2,845
Motion Pictures (1.6%)
Time Warner, Inc.	257,900	4,255
Oil & Gas Extraction (3.4%)
Anadarko Petroleum Corp.	14,600	668
Devon Energy Corp.	10,900	705
Royal Dutch Shell PLC- Class A, ADR	109,100	7,724
Personal Services (0.3%)
H&R Block, Inc. †	34,200	778
Petroleum Refining (10.0%)
Chevron Corp.	122,200	8,038
ConocoPhillips	81,700	5,608
Exxon Mobil Corp.	194,700	13,189
Pharmaceuticals (7.0%)
Abbott Laboratories	82,800	3,955
Johnson & Johnson	62,100	3,884
Merck & Co., Inc.	50,100	2,017
Pfizer, Inc.	206,100	5,357
Wyeth	75,500	3,659
Primary Metal Industries (0.4%)
Nucor Corp. †	22,000	1,170
Printing & Publishing (1.6%)
Gannett Co., Inc.	56,000	2,919
RR Donnelley & Sons Co.	47,300	1,381
Radio & Television Broadcasting (0.5%)
Viacom, Inc.-Class B ‡	39,100	1,363
Restaurants (1.2%)
McDonald’s Corp.	87,500	3,097
Retail Trade (1.4%)
Dollar General Corp.	104,900	1,408
Wal-Mart Stores, Inc.	49,800	2,216
Rubber & Misc. Plastic Products (0.7%)
Newell Rubbermaid, Inc.	67,600	1,782
Savings Institutions (1.4%)
Washington Mutual, Inc.	82,000	3,665
Security & Commodity Brokers (3.1%)
Merrill Lynch & Co., Inc.	54,500	3,969
Morgan Stanley †	66,000	4,389
Telecommunications (5.3%)
AT&T, Inc.	166,900	5,005
BellSouth Corp.	84,800	3,322
Sprint Nextel Corp.	113,200	2,241
Verizon Communications, Inc.	106,700	3,609
Total Common Stocks (cost: $239,484)		258,700

2

	Principal	Value
SECURITY LENDING COLLATERAL (3.1%)
Debt (3.1%)
Bank Notes (0.1%)
Bank of America
5.31%, due 08/10/2006 *	257	257
Commercial Paper (0.5%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	103	103
Charta LLC-144A
5.38%, due 08/23/2006	103	103
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	103	103
5.41%, due 09/12/2006	103	103
General Electric Capital Corp.
5.26%, due 08/02/2006	257	257
Grampian Funding LLC-144A
5.37%, due 08/21/2006	103	103
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	103	103
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	103	103
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	100	100
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	103	103
5.42%, due 09/19/2006	103	103
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	103	103
Euro Dollar Overnight (0.5%)
Bank of Montreal
5.29%, due 08/03/2006	103	103
Barclays
5.15%, due 08/01/2006	206	206
Fortis Bank
5.29%, due 08/07/2006	206	206
Harris NA
5.29%, due 08/07/2006	206	206
Regions Bank
5.27%, due 08/04/2006	257	257
Svenska Handlesbanken
5.29%, due 08/01/2006	220	220
The Bank of the West
5.25%, due 08/07/2006	103	103
Euro Dollar Terms (0.6%)
Abbey National PLC
5.29%, due 08/11/2006	257	257
Branch Banker &Trust
5.36%, due 08/28/2006	154	154
Calyon
5.30%, due 08/08/2006	103	103
5.37%, due 09/01/2006	206	206
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	103	103
Dexia Group
5.30%, due 08/09/2006	103	103
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	128	128
Toronto Dominion Bank
5.40%, due 09/22/2006	206	206
Wells Fargo
5.40%, due 09/05/2006	257	257
Repurchase Agreements (1.4%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $681 on 08/01/2006	681	681

3

Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $1,532 on 08/01/2006	1,532	1,532
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $172 on 08/01/2006	172	172
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $1,383 on 08/01/2006	1,383	1,383
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $62 on 08/01/2006	61	61

Total Security Lending Collateral (cost: $8,291)		8,291

Total Investment Securities (cost: $247,775) #		$266,991

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $8,020.

‡	Non-income producing.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $3,959, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $248,513. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $28,617 and $10,139, respectively. Net unrealized appreciation for tax purposes is $18,478.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $1,130 or 0.4% of the net assets of the Fund.

ADR	American Depositary Receipt

SPDR	Standard & Poor’s Depository Receipts

4

TA IDEX Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS
At July 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%) ø
Aggressive Equity (11.1%)
TA IDEX Evergreen Health Care	1,349,809	$18,101
TA IDEX J.P. Morgan Mid Cap Value	860,812	9,374
TA IDEX T. Rowe Price Small Cap	272,909	2,085
TA IDEX Transamerica Growth Opportunities ‡	1,027,529	8,179
TA IDEX Transamerica Small/Mid Cap Value	1,033,013	17,861
Capital Preservation (4.7%)
TA IDEX Transamerica Money Market	23,279,918	23,280
Fixed-Income (40.3%)
TA IDEX PIMCO Real Return TIPS	4,231,891	42,403
TA IDEX PIMCO Total Return	3,094,339	31,315
TA IDEX Transamerica Convertible Securities	1,459,605	17,895
TA IDEX Transamerica Flexible Income	2,783,868	25,584
TA IDEX Transamerica High-Yield Bond	4,343,082	39,218
TA IDEX Transamerica Short-Term Bond	4,568,421	44,633
Foreign Fixed-Income (9.0%)
TA IDEX JPMorgan International Bond	2,178,668	22,789
TA IDEX Van Kampen Emerging Markets Debt	2,081,236	21,915
Growth Equity (22.2%)
TA IDEX American Century Large Company Value	1,067,393	12,360
TA IDEX Federated Market Opportunity	3,569,361	36,265
TA IDEX Great Companies-AmericaSM ‡	839,824	7,987
TA IDEX Janus Growth ‡	495,893	12,075
TA IDEX Marsico Growth ‡	58,138	604
TA IDEX Transamerica Equity	2,782,123	25,707
TA IDEX UBS Large Cap Value	1,303,326	15,601
Specialty- Real Estate (2.9%)
TA IDEX Clarion Global Real Estate Securities	808,059	14,699
World Equity (9.8%)
TA IDEX AllianceBernstein International Value	684,059	7,921
TA IDEX Evergreen International Small Cap	832,578	12,464
TA IDEX Marsico International Growth	628,159	8,248
TA IDEX Neuberger Berman International	1,321,416	14,575
TA IDEX Oppenheimer Developing Markets	324,352	3,318
TA IDEX Templeton Great Companies Global ‡	78,065	2,129

Total Investment Companies (cost: $468,004) #		$498,585

NOTES TO SCHEDULE OF INVESTMENTS:

ø	The Fund invests its assets in Class I shares of the underlying Transamerica IDEX Mutual Funds.

‡	Non-income producing.

#

Aggregate cost for Federal income tax purposes is $468,422. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $33,961 and $3,798, respectively. Net unrealized appreciation for tax purposes is $30,163.

1

TA IDEX Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS
At July 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%) ø
Aggressive Equity (24.1%)
TA IDEX Evergreen Health Care	5,546,738	$74,382
TA IDEX J.P. Morgan Mid Cap Value	6,282,198	68,413
TA IDEX Transamerica Growth Opportunities ‡	7,298,224	58,094
TA IDEX Transamerica Small/Mid Cap Value	8,897,815	153,843
Capital Preservation (0.4%)
TA IDEX Transamerica Money Market	5,750,495	5,750
Growth Equity (47.9%)
TA IDEX American Century Large Company Value	5,587,863	64,707
TA IDEX Great Companies-TechnologySM	3,943,100	14,156
TA IDEX Jennison Growth	8,477,815	88,254
TA IDEX Mercury Large Cap Value	22,442,179	260,105
TA IDEX Transamerica Equity	19,021,858	175,762
TA IDEX Van Kampen Mid-Cap Growth ‡	5,338,354	51,302
TA IDEX Van Kampen Small Company Growth	4,541,689	51,457
Specialty- Real Estate (4.7%)
TA IDEX Clarion Global Real Estate Securities	3,827,720	69,626
World Equity (22.8%)
TA IDEX AllianceBernstein International Value	3,731,088	43,206
TA IDEX Evergreen International Small Cap	4,731,700	70,834
TA IDEX Marsico International Growth	3,260,147	42,806
TA IDEX Mercury Global Allocation	5,712,473	61,466
TA IDEX Neuberger Berman International	6,445,659	71,096
TA IDEX Oppenheimer Developing Markets	4,053,325	41,465
TA IDEX Templeton Great Companies Global ‡	219,528	5,987

Total Investment Companies (cost: $1,328,970) #		$1,472,711

NOTES TO SCHEDULE OF INVESTMENTS:

ø	The Fund invests its assets in Class I shares of the underlying Transamerica IDEX Mutual Funds.
‡	Non-income producing.
#

Aggregate cost for Federal income tax purposes is $1,329,859. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $149,746 and $6,894, respectively. Net unrealized appreciation for tax purposes is $142,852.

1

TA IDEX Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS
At July 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%) ø
Aggressive Equity (14.6%)
TA IDEX Evergreen Health Care	4,437,366	$59,505
TA IDEX J.P. Morgan Mid Cap Value	3,223,573	35,105
TA IDEX T. Rowe Price Small Cap	262,916	2,009
TA IDEX Transamerica Growth Opportunities ‡	5,220,619	41,556
TA IDEX Transamerica Small/Mid Cap Value	5,309,004	91,793
Capital Preservation (0.2%)
TA IDEX Transamerica Money Market	3,788,745	3,789
Fixed-Income (32.0%)
TA IDEX PIMCO Real Return TIPS	8,774,430	87,920
TA IDEX PIMCO Total Return	10,621,706	107,492
TA IDEX Transamerica Convertible Securities	7,359,980	90,233
TA IDEX Transamerica Flexible Income	5,387,945	49,515
TA IDEX Transamerica High-Yield Bond	10,889,864	98,336
TA IDEX Transamerica Short-Term Bond	7,150,687	69,862
Foreign Fixed-Income (11.6%)
TA IDEX JPMorgan International Bond	10,559,688	110,454
TA IDEX Van Kampen Emerging Markets Debt	6,844,607	72,074
Growth Equity (24.9%)
TA IDEX American Century Large Company Value	4,511,093	52,238
TA IDEX Federated Market Opportunity	4,316,932	43,860
TA IDEX Great Companies-TechnologySM	3,057,294	10,976
TA IDEX Janus Growth ‡	937,182	22,820
TA IDEX Marsico Growth ‡	3,666,284	38,093
TA IDEX Salomon Investors Value	270,149	2,820
TA IDEX Transamerica Equity	10,552,820	97,508
TA IDEX UBS Large Cap Value	8,175,862	97,865
TA IDEX Van Kampen Mid-Cap Growth ‡	179,642	1,726
TA IDEX Van Kampen Small Company Growth	2,076,611	23,528
Specialty- Real Estate (4.0%)
TA IDEX Clarion Global Real Estate Securities	3,483,663	63,368
World Equity (12.5%)
TA IDEX AllianceBernstein International Value	2,974,170	34,441
TA IDEX Evergreen International Small Cap	1,868,088	27,965
TA IDEX Marsico International Growth	2,636,869	34,622
TA IDEX Mercury Global Allocation	254,497	2,738
TA IDEX Neuberger Berman International	4,481,572	49,432
TA IDEX Oppenheimer Developing Markets	2,485,299	25,425
TA IDEX Templeton Great Companies Global ‡	806,126	21,983

Total Investment Companies (cost: $1,427,915) #		$1,571,051

NOTES TO SCHEDULE OF INVESTMENTS:

ø	The Fund invests its assets in Class I shares of the underlying Transamerica IDEX Mutual Funds.
‡	Non-income producing.
#

Aggregate cost for Federal income tax purposes is $1,428,338. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $150,592 and $7,879, respectively. Net unrealized appreciation for tax purposes is $142,713.

1

TA IDEX Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At July 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%) ø
Aggressive Equity (18.8%)
TA IDEX Evergreen Health Care	6,527,953	$87,540
TA IDEX J.P. Morgan Mid Cap Value	10,635,337	115,819
TA IDEX Transamerica Growth Opportunities ‡	12,094,239	96,270
TA IDEX Transamerica Small/Mid Cap Value	11,544,411	199,603
Capital Preservation (0.4%)
TA IDEX Transamerica Money Market	10,210,729	10,211
Fixed-Income (17.3%)
TA IDEX PIMCO Real Return TIPS	12,680,690	127,060
TA IDEX PIMCO Total Return	6,231,051	63,058
TA IDEX Transamerica Convertible Securities	10,116,316	124,026
TA IDEX Transamerica Flexible Income	4,939,809	45,397
TA IDEX Transamerica High-Yield Bond	11,196,456	101,104
Foreign Fixed-Income (7.6%)
TA IDEX JPMorgan International Bond	11,831,700	123,760
TA IDEX Van Kampen Emerging Markets Debt	7,451,069	78,460
Growth Equity (33.1%)
TA IDEX American Century Large Company Value	9,697,692	112,299
TA IDEX Great Companies-TechnologySM	7,663,388	27,511
TA IDEX Janus Growth ‡	4,332,105	105,487
TA IDEX Marsico Growth ‡	5,337,402	55,456
TA IDEX Mercury Large Cap Value	19,286,101	223,526
TA IDEX Salomon Investors Value	5,629,130	58,768
TA IDEX Transamerica Equity	23,888,652	220,731
TA IDEX Van Kampen Mid-Cap Growth ‡	1,748,933	16,807
TA IDEX Van Kampen Small Company Growth	5,275,704	59,774
Specialty- Real Estate (4.5%)
TA IDEX Clarion Global Real Estate Securities	6,554,201	119,221
World Equity (18.2%)
TA IDEX AllianceBernstein International Value	4,647,671	53,820
TA IDEX Evergreen International Small Cap	5,044,290	75,513
TA IDEX Marsico International Growth	7,442,182	97,716
TA IDEX Mercury Global Allocation	10,029,551	107,918
TA IDEX Neuberger Berman International	7,379,656	81,398
TA IDEX Oppenheimer Developing Markets	5,924,279	60,605
TA IDEX Templeton Great Companies Global ‡	287,143	7,830

Total Investment Companies (cost: $2,407,125) #		$2,656,688

NOTES TO SCHEDULE OF INVESTMENTS:

ø	The Fund invests its assets in Class I shares of the underlying Transamerica IDEX Mutual Funds.
‡	Non-income producing.
#

Aggregate cost for Federal income tax purposes is $2,409,912. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $254,601 and $7,825, respectively. Net unrealized appreciation for tax purposes is $246,776.

1

TA IDEX Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS
At July 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.0%)
Australia (10.0%)
Centro Properties Group	849,778	$4,519
DB RREEF Trust	1,227,554	1,458
GPT Group (a)	1,470,784	5,094
Investa Property Group	1,113,300	1,954
Macquarie CountryWide Trust (a)	983,170	1,394
Macquarie Goodman Group	616,984	2,823
Mirvac Group	406,164	1,329
Westfield Group (a)	750,804	10,586
Austria (0.6%)
Conwert Immobilien Invest AG ‡	85,300	1,709
Bermuda (1.9%)
Hongkong Land Holdings, Ltd.	906,100	3,534
Kerry Properties, Ltd.	580,000	1,911
Canada (2.6%)
Calloway Real Estate Investment Trust	8,700	197
Calloway Real Estate Investment Trust-144A	54,700	1,241
Dundee Real Estate Investment Trust	20,200	514
RioCan Real Estate Investment Trust	140,900	2,836
Summit Real Estate Investment Trust (a)	116,300	2,621
Finland (0.5%)
Sponda Oyj (a)	130,700	1,468
France (2.5%)
Klepierre	18,280	2,315
Societe de la Tour Eiffel † (a)	14,800	1,889
Unibail (a)	15,820	2,933
Germany (1.7%)
Deutsche Wohnen AG	285	84
Deutsche Wohnen AG ‡	4,371	1,371
Develica Deutschland, Ltd. ‡	1,004,400	1,314
DIC Asset AG	1,600	46
IVG Immobilien AG	16,412	524
Patrizia Immobilien AG ‡	67,052	1,666
Hong Kong (5.8%)
Champion ‡	2,788,049	1,370
Cheung Kong Holdings, Ltd. (a)	312,800	3,389
Hang Lung Development Co.	361,448	912
Hysan Development Co., Ltd.	838,165	2,357
Link (The) (a) ‡	824,200	1,731
Sun Hung Kai Properties, Ltd.	457,345	4,808
Swire Pacific, Ltd.-Class A	82,500	857
Wharf Holdings, Ltd.	391,042	1,452
Italy (0.2%)
Beni Stabili SpA (a)	509,360	509
Japan (12.3%)
Japan Logistics Fund, Inc. (a)	168	1,245
Kenedix Realty Investment Corp. (a)	165	831
Leopalace21 Corp.	35,800	1,255
Mitsubishi Estate Co., Ltd.	576,100	11,956
Mitsui Fudosan Co., Ltd.	497,300	10,582
Nippon Building Fund, Inc. (a)	228	2,251
Sumitomo Realty & Development Co., Ltd.	301,100	7,499
Netherlands (2.0%)
Rodamco Europe NV (a)	41,040	4,342
Vastned Retail NV (a)	17,300	1,467
Singapore (1.7%)
Capitaland, Ltd.	1,397,100	3,634
City Developments, Ltd.	232,200	1,318
Spain (0.8%)
Parquesol Inmobiliaria y Proyectos SA ‡	79,500	2,313
Sweden (0.9%)
Castellum AB	253,400	2,641

1

United Kingdom (10.8%)
Atlas Estates, Ltd. ‡	189,700	955
British Land Co. PLC	335,800	8,570
Capital & Regional PLC	112,712	2,185
Derwent Valley Holdings PLC (a)	95,829	3,018
Hammerson PLC	188,400	4,390
Land Securities Group PLC	245,460	9,042
Liberty International PLC	27,640	590
Mapeley, Ltd.	9,055	520
Slough Estates PLC	171,180	2,122
United States (43.7%)
AMB Property Corp.	53,700	2,816
Archstone-Smith Trust	124,900	6,554
AvalonBay Communities, Inc. †	43,800	5,121
BioMed Realty Trust, Inc.	43,200	1,288
Boston Properties, Inc.	62,900	6,177
BRE Properties-Class A	47,900	2,809
Camden Property Trust	41,460	3,170
Corporate Office Properties Trust †	29,600	1,332
Developers Diversified Realty Corp. †	51,400	2,713
Equity Office Properties Trust †	149,200	5,656
Equity Residential	136,000	6,325
Extra Space Storage, Inc.	67,100	1,069
Federal Realty Investment Trust	37,300	2,706
FelCor Lodging Trust, Inc.	49,400	1,087
General Growth Properties, Inc.	72,160	3,293
Heritage Property Investment Trust	38,900	1,404
Highwood Properties, Inc.	59,800	2,227
Host Hotels & Resorts, Inc.	280,843	5,959
Kilroy Realty Corp.	30,400	2,246
Liberty Property Trust †	43,049	2,017
Macerich Co. (The)	64,900	4,721
Maguire Properties, Inc. †	69,700	2,607
Omega Healthcare Investors, Inc.	118,600	1,585
Pan Pacific Retail Properties, Inc.	41,900	2,895
Post Properties, Inc.	51,000	2,449
Prologis	108,000	5,978
Public Storage, Inc. †	39,400	3,163
Reckson Associates Realty Corp.	66,100	2,943
Regency Centers Corp.	43,900	2,815
Shurgard Storage Centers, Inc.-Class A	20,000	1,318
Simon Property Group, Inc.	81,900	7,005
SL Green Realty Corp. †	38,300	4,378
Starwood Hotels & Resorts Worldwide, Inc.	44,500	2,340
Strategic Hotel Capital, Inc.	90,700	1,809
Sunstone Hotel Investors, Inc.	45,100	1,279
Taubman Centers, Inc.	32,100	1,332
Trizec Properties, Inc.	86,200	2,479
United Dominion Realty Trust, Inc.	47,700	1,328
U-Store-It Trust	28,500	543
Ventas, Inc.	59,100	2,112
Vornado Realty Trust †	49,400	5,165
Washington Real Estate Investment Trust	21,500	797
Total Common Stocks (cost: $239,981)		284,451

	Principal	Value
SECURITY LENDING COLLATERAL (5.7%)
Debt (5.7%)
Bank Notes (0.2%)
Bank of America
5.31%, due 08/10/2006 *	512	512
Commercial Paper (1.0%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	204	204
Charta LLC-144A
5.38%, due 08/23/2006	205	205

2

Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	205	205
5.41%, due 09/12/2006	205	205
General Electric Capital Corp.
5.26%, due 08/02/2006	512	512
Grampian Funding LLC-144A
5.37%, due 08/21/2006	205	205
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	205	205
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	205	205
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	200	200
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	205	205
5.42%, due 09/19/2006	205	205
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	205	205
Euro Dollar Overnight (0.9%)
Bank of Montreal
5.29%, due 08/03/2006	205	205
Barclays
5.15%, due 08/01/2006	409	409
Fortis Bank
5.29%, due 08/07/2006	409	409
Harris NA
5.29%, due 08/07/2006	409	409
Regions Bank
5.27%, due 08/04/2006	512	512
Svenska Handlesbanken
5.29%, due 08/01/2006	437	437
The Bank of the West
5.25%, due 08/07/2006	205	205
Euro Dollar Terms (1.0%)
Abbey National PLC
5.29%, due 08/11/2006	512	512
Branch Banker &Trust
5.36%, due 08/28/2006	307	307
Calyon
5.30%, due 08/08/2006	205	205
5.37%, due 09/01/2006	409	409
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	205	205
Dexia Group
5.30%, due 08/09/2006	205	205
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	256	256
Toronto Dominion Bank
5.40%, due 09/22/2006	409	409
Wells Fargo
5.40%, due 09/05/2006	512	512
Repurchase Agreements (2.6%)††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $1,355 on 08/01/2006	1,355	1,355
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $3,049 on 08/01/2006	3,048	3,048
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $342 on 08/01/2006	341	341
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $2,752 on 08/01/2006	2,751	2,751

3

Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $123 on 08/01/2006	122	122
Total Security Lending Collateral (cost: $16,496)		16,496
Total Investment Securities (cost: $256,477) #		$300,947

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Passive Foreign Investment Company.

‡	Non-income producing.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $16,067.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $7,877, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $256,167. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $45,250 and $470, respectively. Net unrealized appreciation for tax purposes is $44,780.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $3,490 or 1.2% of the net assets of the Fund.

4

TA IDEX Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Office Property	15.6%	$45,235
Diversified	15.5%	44,909
Shopping Center	13.5%	39,083
Apartments	10.4%	30,112
Regional Mall	9.8%	28,412
Engineering & Management Services	8.6%	25,061
Residential Building Construction	6.2%	18,019
Hotels	6.0%	17,569
Industrial Property	3.7%	10,810
Storage	2.1%	6,094
Operating/ Development	1.9%	5,444
Real Estate	1.9%	5,439
Health Care	1.3%	3,696
Security & Commodity Brokers	0.4%	1,314
Warehouse	0.4%	1,245
Investment Companies	0.3%	955
Business Services	0.3%	857
Holding & Other Investment Offices	0.1%	197
Investment Securities, at value	98.0%	$284,451
Short-Term Investments	5.7%	16,496
Total Investment Securities	103.7%	$300,947

1

TA IDEX Evergreen Health Care

SCHEDULE OF INVESTMENTS
At July 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
PREFERRED STOCKS (1.4%)
Medical Instruments & Supplies (0.0%)
Fresenius Medical Care AG & Co. KGaA	2,300	$255
Pharmaceuticals (1.4%)
Fresenius AG	41,500	6,818
Total Preferred Stocks (cost: $7,034)		7,073

COMMON STOCKS (97.5%)
Chemicals & Allied Products (2.5%)
Bayer AG	110,810	5,454
Syngenta AG ‡	48,100	6,910
Drug Stores & Proprietary Stores (1.6%)
CVS Corp.	238,100	7,791
Electronic Components & Accessories (1.0%)
Tyco International, Ltd.	191,580	4,998
Food & Kindred Products (0.2%)
Altus Pharmaceuticals, Inc. ‡ †	70,000	1,000
Furniture & Fixtures (0.3%)
Kinetic Concepts, Inc. ‡	29,005	1,292
Health Services (6.1%)
Caremark Rx, Inc.	69,948	3,693
HCA, Inc.	117,300	5,767
Human Genome Sciences, Inc. ‡ †	276,962	2,689
Manor Care, Inc. †	40,147	2,009
Nektar Therapeutics ‡ †	152,629	2,488
Quest Diagnostics, Inc. †	216,300	13,004
Holding & Other Investment Offices (1.3%)
Daiichi Sanyko Co., Ltd.	221,500	6,097
Poniard Pharmaceuticals, Inc. Warrants, Expires 12/08/2008 ‡ m	1,200	—	☐
Instruments & Related Products (2.3%)
Bausch & Lomb, Inc. †	128,962	6,100
Bio-Rad Laboratories, Inc.-Class A ‡	52,791	3,478
Cyberonics, Inc. ‡ †	65,166	1,397
Insurance (4.6%)
Aetna, Inc.	42,290	1,332
Cigna Corp.	60,953	5,562
WellPoint, Inc. ‡	206,300	15,369
Medical Instruments & Supplies (10.3%)
Applera Corp.-Applied Biosystems Group	158,100	5,083
Baxter International, Inc.	63,268	2,657
Biomet, Inc.	145,616	4,797
Cepheid, Inc. ‡	97,263	887
Fresenius Medical Care AG	30,000	3,591
Kyphon, Inc. ‡ †	23,563	803
Medtronic, Inc.	81,822	4,134
Smith & Nephew PLC	382,500	3,292
Sorin SpA ‡	454,426	782
St. Jude Medical, Inc. ‡	170,469	6,290
Vital Signs, Inc.	44,300	2,281
Wright Medical Group, Inc. ‡ †	421,300	9,281
Zimmer Holdings, Inc. ‡	97,832	6,187
Pharmaceuticals (65.7%)
Abbott Laboratories	349,420	16,692
Adolor Corp. ‡	73,107	1,749
Alkermes, Inc. ‡ †	102,256	1,755
Alpharma, Inc.-Class A	60,000	1,355
Amgen, Inc. ‡	192,268	13,409
Andrx Corp. ‡ †	117,500	2,802
Angiotech Pharmaceuticals, Inc. ‡	146,300	1,756
Arena Pharmaceuticals, Inc. ‡ †	129,200	1,337
ARIAD Pharmaceuticals, Inc. ‡	67,297	281
Arqule, Inc. ‡	293,689	1,515
AstraZeneca PLC	185,166	11,301
AtheroGenics, Inc. ‡ †	146,100	1,926

1

AVANIR Pharmaceuticals-Class A ‡ †	77,935	523
BioCryst Pharmaceuticals, Inc. ‡ †	163,500	1,864
Biogen Idec, Inc. ‡	137,100	5,775
BioMarin Pharmaceuticals, Inc. ‡ †	96,831	1,415
Bristol-Myers Squibb Co. †	349,523	8,378
Celgene Corp. ‡	60,000	2,873
Chugai Pharmaceutical Co., Ltd.	261,900	5,413
Cubist Pharmaceuticals, Inc. ‡ †	149,000	3,415
CV Therapeutics, Inc. ‡ †	84,300	1,033
Dov Pharmaceutical, Inc. ‡	119,000	169
Elan Corp. PLC, ADR ‡	72,327	1,110
Forest Laboratories, Inc. ‡	49,727	2,303
Genentech, Inc. ‡ †	159,500	12,891
Genmab A/S ‡	154,600	5,288
Genzyme Corp. ‡	98,100	6,698
GlaxoSmithKline PLC, ADR	246,000	13,611
Hospira, Inc. ‡	73,000	3,189
ICOS Corp. ‡	158,145	3,612
ImClone Systems, Inc. ‡ †	59,400	1,931
Ipsen	7,550	289
Johnson & Johnson	237,200	14,837
Kos Pharmaceuticals Inc. ‡	12,264	507
K-V Pharmaceutical Company - Class A ‡	89,576	1,697
Lilly (Eli) & Co. †	121,000	6,869
MannKind Corp., Warrants, Expires 8/5/2020 ‡ m	30,624	37
Martek Biosciences Corp. ‡ †	165,100	4,611
Medarex, Inc. ‡	155,022	1,449
MedImmune, Inc. ‡ †	209,188	5,309
Merck & Co., Inc.	203,725	8,204
Merck KGaA	68,176	6,214
Mylan Laboratories	96,700	2,124
Myogen, Inc. ‡	114,600	3,537
Myogen, Inc. Warrants ‡ § m	2,900	67
Neurocrine Biosciences, Inc. ‡ †	24,804	229
Novartis AG, ADR	250,200	14,066
Novo Nordisk A/S-Class B	115,900	7,136
NPS Pharmaceuticals, Inc. ‡	129,309	504
Nuvelo, Inc. ‡	28,890	491
OSI Pharmaceuticals, Inc. ‡ †	210,500	7,029
Par Pharmaceutical Cos., Inc. ‡	149,906	2,285
PDL BioPharma, Inc. ‡ †	112,400	2,024
Pfizer, Inc.	516,500	13,424
Poniard Pharmaceuticals, Inc. ‡	18,182	11
QLT, Inc. ‡ †	197,526	1,397
Roche Holding AG-Genusschein	91,742	16,317
Sanofi-Aventis, ADR †	157,800	7,478
Schering-Plough Corp.	604,100	12,348
Sepracor, Inc. ‡ †	92,851	4,587
Sigma-Aldrich Corp.	42,775	2,973
Tanox, Inc. ‡ †	255,841	3,648
Taro Pharmaceuticals Industries ‡ †	69,279	721
Tercica, Inc. ‡ †	110,840	560
Theravance, Inc. ‡	50,489	1,196
Trimeris, Inc. ‡	268,942	2,555
United Therapeutics Corp. ‡ †	45,928	2,724
Valeant Pharmaceuticals International	134,300	2,321
Valera Pharmaceuticals, Inc. ‡	239,700	1,810
Vertex Pharmaceuticals, Inc. ‡ †	38,008	1,274
Viropharma, Inc. ‡	61,709	480
Watson Pharmaceuticals, Inc. ‡	23,984	537
Wyeth	273,658	13,264
Zymogenetics, Inc. ‡	153,200	2,891
Research & Testing Services (1.6%)
Applera Corp. - Celera Genomics Group ‡	186,600	2,519
Dyax Corp. ‡	34,780	109

2

Incyte Corp. ‡	286,240	1,219
Insmed, Inc. ‡	481,000	601
Regeneron Pharmaceuticals, Inc. ‡	261,600	3,573
Total Common Stocks (cost: $464,108)		473,916

	Principal	Value
SECURITY LENDING COLLATERAL (15.9%)
Debt (15.9%)
Bank Notes (0.5%)
Bank of America
5.31%, due 08/10/2006 *	2,397	2,397
Commercial Paper (2.7%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	958	958
Charta LLC-144A
5.38%, due 08/23/2006	958	958
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	959	959
5.41%, due 09/12/2006	959	959
General Electric Capital Corp.
5.26%, due 08/02/2006	2,397	2,397
Grampian Funding LLC-144A
5.37%, due 08/21/2006	959	959
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	959	959
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	959	959
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	937	937
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	959	959
5.42%, due 09/19/2006	959	959
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	959	959
Euro Dollar Overnight (2.5%)
Bank of Montreal
5.29%, due 08/03/2006	959	959
Barclays
5.15%, due 08/01/2006	1,917	1,917
Fortis Bank
5.29%, due 08/07/2006	1,917	1,917
Harris NA
5.29%, due 08/07/2006	1,917	1,917
Regions Bank
5.27%, due 08/04/2006	2,397	2,397
Svenska Handlesbanken
5.29%, due 08/01/2006	2,048	2,048
The Bank of the West
5.25%, due 08/07/2006	959	959
Euro Dollar Terms (2.9%)
Abbey National PLC
5.29%, due 08/11/2006	2,397	2,397
Branch Banker &Trust
5.36%, due 08/28/2006	1,438	1,438
Calyon
5.30%, due 08/08/2006	959	959
5.37%, due 09/01/2006	1,917	1,917
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	959	959
Dexia Group
5.30%, due 08/09/2006	959	959
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	1,198	1,198

3

Toronto Dominion Bank
5.40%, due 09/22/2006	1,917	1,917
Wells Fargo
5.40%, due 09/05/2006	2,397	2,397
Repurchase Agreements (7.3%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $6,347 on 08/01/2006	6,346	6,346
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $14,276 on 08/01/2006	14,274	14,274
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $1,600 on 08/01/2006	1,599	1,599
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $12,884 on 08/01/2006	12,882	12,882
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $574 on 08/01/2006	573	573

Total Security Lending Collateral (cost: $77,248)		77,248

Total Investment Securities (cost: $548,390)#		$558,237

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $74,459.

§	Security is deemed to be illiquid.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $36,888, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

☐	Value is less than $1.

m	Securities valued as determined in good faith in accordance with procedures established by Transamerica IDEX Mutual Funds’ Board of Trustees.

#

Aggregate cost for Federal income tax purposes is $550,994. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $34,979 and $27,736, respectively. Net unrealized appreciation for tax purposes is $7,243.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $10,525 or 2.2% of the net assets of the Fund.

ADR	American Depositary Receipt

4

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (1.4%)
Italy (1.4%)
Unipol SpA	2,170,154	$6,259
Total Preferred Stocks (cost: $5,783)		6,259

COMMON STOCKS (92.4%)
Australia (0.3%)
QBE Insurance Group, Ltd.	71,387	1,206
Belgium (1.7%)
Barco NV	16,535	1,413
Option NV ‡ †	125,681	3,044
Umicore	23,921	3,024
Bermuda (0.4%)
China Gas Holdings, Ltd. ‡	11,960,000	1,924
Brazil (0.7%)
Empresa Brasileira de Aeronautica SA, ADR †	87,174	3,010
Canada (0.6%)
Eldorado Gold Corp. ‡	206,500	976
Sierra Wireless ‡	125,500	1,554
Finland (0.6%)
Amer Group	119,550	2,507
France (7.7%)
Altran Technologies SA ‡ †	232,266	2,754
Bull SA ‡	599,511	3,619
Carbone Lorraine SA	85,538	4,475
Eurofins Scientific ‡ † §	81,436	5,388
Flo Groupe ‡ §	133,212	1,334
Groupe Crit §	31,531	1,489
Neopost SA	92,210	10,032
Societe BIC SA	78,147	4,684
Germany (5.9%)
Adidas AG	194,956	9,086
Amadeus Fire AG	2,893	39
Bilfinger Berger AG	32,697	1,706
Continental AG	69,698	7,116
IWKA AG ‡	38,874	938
Leoni AG	83,600	3,254
Patrizia Immobilien AG ‡	46,864	1,164
Puma AG Rudolf Dassler Sport	7,066	2,560
Ireland (4.5%)
Anglo Irish Bank Corp. PLC	399,649	5,789
C&C Group PLC	801,472	8,458
Eircom Group PLC	1,930,878	5,396
Italy (4.3%)
Davide Campari-Milano SpA	580,454	5,659
Fastweb ‡ †	13,070	506
Geox SpA	420,258	4,988
Gruppo Coin SpA ‡ §	1,112,932	5,955
Impregilo SpA ‡	507,815	1,743
Japan (14.3%)
Advan Co., Ltd. † §	236,900	3,047
Arrk Corp.	122,500	2,430
Bank of Yokohama, Ltd. (The)	631,000	5,067
Creed Corp.	214	658
Diamond Lease Co., Ltd.	72,900	3,415
Isetan Co., Ltd.	28,900	455
Ishikawajima-Harima Heavy Industries Co., Ltd.	1,522,000	4,296
KK DaVinci Advisors ‡	2,281	1,904
Mitsubishi Gas Chemical Co., Inc.	385,000	3,879
Nidec Corp.	52,000	3,699
Nipponkoa Insurance Co., Ltd.	559,000	4,631
Okumura Corp. †	838,000	4,372
Showa Aircraft Industry Co., Ltd. §	241,000	3,271

1

Sumitomo Bakelite Co., Ltd.	318,000	2,804
THK Co., Ltd.	104,000	2,772
Toho Co., Ltd.	102,600	2,147
Tokuyama Corp.	342,000	4,552
Tokyo Tatemono Co., Ltd.	423,000	4,280
Toray Industries, Inc.	547,000	4,603
Netherlands (12.3%)
Boskalis Westminster §	163,007	10,339
Buhrmann NV	406,760	5,606
Grolsch NV	29,903	1,107
Hagemeyer NV ‡ †	995,938	4,817
Koninklijke BAM Groep NV	163,547	3,329
Macintosh Retail Group NV	74,218	2,586
SBM Offshore NV	121,384	3,343
USG People NV	212,926	14,904
Vedior NV	269,375	5,060
Wegener NV	176,027	2,502
Norway (1.1%)
Aker Yards AS	66,900	4,654
South Africa (0.1%)
Harmony Gold Mining Co., Ltd., ADR ‡	40,258	576
Spain (4.9%)
Cintra Concesiones de Infraestructuras de Transporte SA	415,833	5,280
Gestevision Telecinco SA	61,091	1,484
Grifols SA ‡	315,904	2,717
Promotora de Informaciones SA †	155,699	2,506
Sociedad General de Aguas de Barcelona SA-Class B	260,407	7,145
Tecnicas Reunidas SA ‡	83,973	2,122
Sweden (2.0%)
Swedish Match AB	534,500	8,809
Switzerland (2.1%)
Lindt & Spruengli AG	2,356	4,737
Logitech International SA ‡	207,526	4,213
United Kingdom (28.7%)
Aberdeen Asset Management PLC	447,171	1,263
Ashtead Group PLC	3,508,601	9,105
AWG PLC	463,629	11,184
BAE Systems PLC	598,213	3,990
Business Post Group PLC §	260,453	2,182
Carphone Warehouse Group PLC	579,309	2,977
Charter PLC ‡	764,556	11,148
Corporate Services Group PLC ‡	5,642,826	809
Danka Business Systems PLC, ADR ‡ † §	473,518	554
Enterprise Inns PLC	208,996	3,793
Gallaher Group PLC	563,016	9,371
Game Group PLC §	7,001,724	10,719
Homestyle Group PLC ‡	518,039	1,187
ICAP PLC	368,701	3,241
ITV PLC	1,408,126	2,557
Kelda Group PLC	506,762	7,872
Land of Leather Holdings PLC	258,259	1,189
Man Group PLC	54,407	2,493
Pennon Group PLC	977,688	9,036
Photo-Me International PLC	3,744,320	7,235
Premier Oil PLC ‡	296,719	5,446
Regent Inns PLC ‡ §	1,158,707	1,714
Rentokil Initial PLC	322,406	986
Schroders PLC	56,300	1,017
Spring Group PLC	156,575	125
Star Energy Group PLC ‡	387,522	2,301
Topps Tiles PLC	687,609	3,338
Trinity Mirror PLC	308,765	2,583
Tullow Oil PLC	840,817	6,189
United States (0.2%)
Randgold Resources, Ltd., ADR ‡ †	47,395	1,054
Total Common Stocks (cost: $349,681)		403,566

2

	Principal	Value
SECURITY LENDING COLLATERAL (4.7%)
Debt (4.7%)
Bank Notes (0.1%)
Bank of America
5.31%, due 08/10/2006 *	642	642
Commercial Paper (0.8%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	257	257
Charta LLC-144A
5.38%, due 08/23/2006	257	257
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	257	257
5.41%, due 09/12/2006	257	257
General Electric Capital Corp.
5.26%, due 08/02/2006	642	642
Grampian Funding LLC-144A
5.37%, due 08/21/2006	257	257
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	257	257
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	257	257
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	251	251
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	257	257
5.42%, due 09/19/2006	257	257
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	257	257
Euro Dollar Overnight (0.7%)
Bank of Montreal
5.29%, due 08/03/2006	257	257
Barclays
5.15%, due 08/01/2006	513	513
Fortis Bank
5.29%, due 08/07/2006	513	513
Harris NA
5.29%, due 08/07/2006	513	513
Regions Bank
5.27%, due 08/04/2006	642	642
Svenska Handlesbanken
5.29%, due 08/01/2006	548	548
The Bank of the West
5.25%, due 08/07/2006	257	257
Euro Dollar Terms (0.9%)
Abbey National PLC
5.29%, due 08/11/2006	642	642
Branch Banker &Trust
5.36%, due 08/28/2006	385	385
Calyon
5.30%, due 08/08/2006	257	257
5.37%, due 09/01/2006	513	513
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	257	257
Dexia Group
5.30%, due 08/09/2006	257	257
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	321	321
Toronto Dominion Bank
5.40%, due 09/22/2006	513	513
Wells Fargo
5.40%, due 09/05/2006	642	642

3

Repurchase Agreements (2.2%)††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $1,700 on 08/01/2006	1,699	1,699
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $3,823 on 08/01/2006	3,822	3,822
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $428 on 08/01/2006	428	428
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $3,450 on 08/01/2006	3,450	3,450
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $154 on 08/01/2006	153	153
Total Security Lending Collateral (cost: $20,687)		20,687
Total Investment Securities (cost: $376,151) #		$430,512

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $19,488.

§	Security is deemed to be illiquid.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $9,878, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $376,592. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $68,514 and $14,594, respectively. Net unrealized appreciation for tax purposes is $53,920.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $2,821 or 0.6% of the net assets of the Fund.

ADR	American Depositary Receipt

4

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS

July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Business Services	11.5%	$50,392
Electric, Gas & Sanitary Services	8.1%	35,236
Engineering & Management Services	5.1%	22,499
Computer & Office Equipment	4.5%	19,851
Rubber & Misc. Plastic Products	4.3%	18,762
Tobacco Products	4.2%	18,181
Oil & Gas Extraction	4.0%	17,278
Beverages	3.5%	15,224
Insurance	2.8%	12,096
Chemicals & Allied Products	2.6%	11,235
Commercial Banks	2.5%	10,856
Radio, Television & Computer Stores	2.4%	10,719
Wholesale Trade Durable Goods	2.3%	9,973
Electronic Components & Accessories	2.1%	9,142
Telecommunications	2.0%	8,879
Printing & Publishing	1.7%	7,591
Industrial Machinery & Equipment	1.7%	7,409
Instruments & Related Products	1.7%	7,235
Aerospace	1.6%	7,000
Restaurants	1.6%	6,842
Department Stores	1.5%	6,410
Holding & Other Investment Offices	1.3%	5,679
Metal Mining	1.3%	5,629
Specialty- Real Estate	1.2%	5,445
Health Services	1.2%	5,388
Public Administration	1.2%	5,280
Leather & Leather Products	1.1%	4,988
Food & Kindred Products	1.1%	4,737
Paper & Allied Products	1.1%	4,684
Transportation Equipment	1.1%	4,654
Textile Mill Products	1.1%	4,603
Security & Commodity Brokers	1.0%	4,258
Radio & Television Broadcasting	0.9%	4,041
Construction	0.9%	3,865
Computer & Data Processing Services	0.8%	3,619
Personal Credit Institutions	0.8%	3,415
Retail Trade	0.8%	3,338
Automotive	0.7%	3,271
Communications Equipment	0.7%	3,044
Pharmaceuticals	0.6%	2,717
Misc. General Merchandise Stores	0.6%	2,586
Manufacturing Industries	0.6%	2,507
Furniture & Home Furnishings Stores	0.5%	2,376
Transportation & Public Utilities	0.5%	2,182
Motion Pictures	0.5%	2,147
Management Services	0.4%	1,904
Real Estate	0.1%	658
Investment Securities, at value	93.8%	$409,825
Short-Term Investments	4.7%	20,687
Total Investment Securities	98.5%	$430,512

1

TA IDEX Federated Market Opportunity

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (38.9%)
United States (38.9%)
U.S. Treasury Bill
4.63%, due 02/29/2008	$8,000	$7,952
U.S. Treasury Note
3.13%, due 09/15/2008 †	8,000	7,708
4.50%, due 02/15/2009 †	8,000	7,914
3.50%, due 02/15/2010	8,000	7,634
Total U.S. Government Obligations (cost: $31,395)		31,208

	Shares	Value
COMMON STOCKS (23.8%)
Australia (1.0%)
Newcrest Mining, Ltd.	55,000	808
Belgium (0.9%)
Belgacom SA	20,000	675
Canada (4.1%)
Barrick Gold Corp.	44,600	1,374
EnCana Corp.	17,800	962
Goldcorp, Inc. †	31,000	907
Japan (3.8%)
Lawson, Inc.	15,400	526
NTT DoCoMo, Inc.	693	1,011
Ono Pharmaceutical Co., Ltd.	15,400	758
Taisho Pharmaceutical Co., Ltd.	38,000	749
Netherlands (1.2%)
Royal Dutch Shell PLC- Class A, ADR	13,900	984
South Africa (2.7%)
AngloGold Ashanti, Ltd., ADR	29,000	1,409
Gold Fields, Ltd., Sponsored ADR	37,500	782
Switzerland (1.4%)
Swisscom AG	3,500	1,154
United Kingdom (0.9%)
Alliance Boots PLC	49,421	725
United States (7.8%)
Chevron Corp.	17,500	1,151
Newfield Exploration Co. ‡	15,000	696
Newmont Mining Corp.	31,300	1,603
Pioneer Natural Resources Company	20,000	907
Pogo Producing Co.	41,900	1,855
Total Common Stocks (cost: $17,897)		19,036

	Contracts ◆	Value
PURCHASED OPTIONS (3.5%)
Put Options (3.5%)
S&P 500 Index	300	2,083
Put Strike $1,350.00
Expires 09/16/2006
S&P 500 Index	100	723
Put Strike $1,350.00
Expires 12/16/2006
Total Purchased Options (cost: $3,308)		2,806

	Principal	Value
SECURITY LENDING COLLATERAL (14.3%)
Debt (14.3%)
Bank Notes (0.5%)
Bank of America
5.31%, due 08/10/2006 *	356	356
Commercial Paper (2.4%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	142	142
Charta LLC-144A
5.38%, due 08/23/2006	142	142

1

Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	142	142
5.41%, due 09/12/2006	142	142
General Electric Capital Corp.
5.26%, due 08/02/2006	356	356
Grampian Funding LLC-144A
5.37%, due 08/21/2006	142	142
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	142	142
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	142	142
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	139	139
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	142	142
5.42%, due 09/19/2006	142	142
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	142	142
Euro Dollar Overnight (2.2%)
Bank of Montreal
5.29%, due 08/03/2006	142	142
Barclays
5.15%, due 08/01/2006	284	284
Fortis Bank
5.29%, due 08/07/2006	284	284
Harris NA
5.29%, due 08/07/2006	284	284
Regions Bank
5.27%, due 08/04/2006	355	355
Svenska Handlesbanken
5.29%, due 08/01/2006	304	304
The Bank of the West
5.25%, due 08/07/2006	142	142
Euro Dollar Terms (2.6%)
Abbey National PLC
5.29%, due 08/11/2006	355	355
Branch Banker &Trust
5.36%, due 08/28/2006	213	213
Calyon
5.30%, due 08/08/2006	142	142
5.37%, due 09/01/2006	284	284
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	142	142
Dexia Group
5.30%, due 08/09/2006	142	142
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	178	178
Toronto Dominion Bank
5.40%, due 09/22/2006	284	284
Wells Fargo
5.40%, due 09/05/2006	355	355
Repurchase Agreements (6.6%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $941 on 08/01/2006	941	941
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $2,116 on 08/01/2006	2,116	2,116
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $237 on 08/01/2006	237	237
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $1,910 on 08/01/2006	1,910	1,910

2

Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $85 on 08/01/2006	85	85
Total Security Lending Collateral (cost: $11,450)		11,450
Total Investment Securities (cost: $64,050) #		$64,500

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $11,216.

‡	Non-income producing.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $5,468, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

◆	Contract amounts are not in thousands.

#

Aggregate cost for Federal income tax purposes is $64,050. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $830 and $380, respectively. Net unrealized appreciation for tax purposes is $450.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $1,559 or 1.9% of the net assets of the Fund.

ADR	American Depositary Receipt

3

TA IDEX Federated Market Opportunity

SCHEDULE OF INVESTMENTS

July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
U.S. Government & Agency	38.9%	$31,208
Metal Mining	8.7%	6,883
Oil & Gas Extraction	6.7%	5,404
Telecommunications	3.5%	2,840
Put Options	3.5%	2,806
Pharmaceuticals	1.9%	1,507
Petroleum Refining	1.4%	1,151
Drug Stores & Proprietary Stores	0.9%	725
Food Stores	0.7%	526
Investment Securities, at value	66.2%	$53,050
Short-Term Investments	14.3%	11,450
Total Investment Securities	80.5%	$64,500

1

TA IDEX Great Companies - America SM

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.7%)
Aerospace (3.0%)
United Technologies Corp.	36,000	$2,239
Amusement & Recreation Services (2.0%)
Disney (Walt) Co. (The)	50,660	1,504
Beverages (3.8%)
PepsiCo, Inc.	45,350	2,874
Chemicals & Allied Products (4.8%)
Clorox Co.	28,000	1,678
Procter & Gamble Co.	33,970	1,909
Commercial Banks (2.7%)
JP Morgan Chase & Co.	44,000	2,007
Communications Equipment (4.0%)
Corning, Inc. ‡	81,000	1,545
QUALCOMM, Inc.	42,000	1,481
Computer & Data Processing Services (4.6%)
F5 Networks, Inc. ‡ †	16,000	741
Sun Microsystems, Inc. ‡ †	275,000	1,196
Yahoo!, Inc. ‡ †	56,000	1,520
Computer & Office Equipment (1.2%)
Apple Computer, Inc. ‡	13,700	931
Electronic & Other Electric Equipment (5.2%)
Emerson Electric Co.	21,000	1,657
General Electric Co.	70,000	2,288
Electronic Components & Accessories (3.2%)
Intel Corp.	100,000	1,800
Trident Microsystems, Inc. ‡	35,000	603
Furniture & Fixtures (1.9%)
Johnson Controls, Inc. †	19,000	1,458
Industrial Machinery & Equipment (1.3%)
National Oilwell Varco, Inc. ‡	14,000	939
Instruments & Related Products (2.3%)
Danaher Corp.	27,000	1,760
Insurance (4.2%)
AFLAC, Inc.	36,000	1,589
UnitedHealth Group, Inc.	32,440	1,552
Leather & Leather Products (2.9%)
Coach, Inc. ‡	75,000	2,153
Life Insurance (3.5%)
Prudential Financial, Inc.	33,600	2,642
Medical Instruments & Supplies (3.7%)
Bard, (C.R.) Inc.	15,000	1,065
Medtronic, Inc.	33,400	1,687
Mining (1.5%)
Vulcan Materials Co.	17,000	1,139
Motor Vehicles, Parts & Supplies (1.0%)
BorgWarner, Inc.	12,000	720
Oil & Gas Extraction (9.5%)
BJ Services Co.	65,760	2,385
Chesapeake Energy Corp. †	28,000	921
Hugoton Royalty Trust	2,051	64
Nabors Industries, Ltd. ‡ †	22,000	777
Weatherford International, Ltd. ‡	30,000	1,405
XTO Energy, Inc.	34,410	1,617
Paper & Allied Products (1.9%)
3M Co.	20,000	1,408
Petroleum Refining (2.9%)
Marathon Oil Corp.	13,000	1,178
Valero Energy Corp.	15,000	1,011
Pharmaceuticals (8.8%)
Abbott Laboratories	37,000	1,768
Genzyme Corp. ‡	25,810	1,762
Gilead Sciences, Inc. ‡	17,000	1,045
Wyeth	42,620	2,066

1

Radio & Television Broadcasting (1.1%)
Viacom, Inc.-Class B ‡	23,000	802
Rubber & Misc. Plastic Products (1.9%)
Newell Rubbermaid, Inc.	55,000	1,450
Security & Commodity Brokers (11.5%)
American Express Co.	51,000	2,655
E*TRADE Financial Corp. ‡	72,000	1,678
Goldman Sachs Group, Inc. (The)	11,200	1,711
T. Rowe Price Group, Inc.	64,000	2,644
Telecommunications (4.3%)
Embarq Corp. ‡	3,350	152
Sprint Nextel Corp.	67,000	1,327
Verizon Communications, Inc.	53,000	1,793
Total Common Stocks (cost: $73,065)		74,296

	Principal	Value
SECURITY LENDING COLLATERAL (9.2%)
Debt (9.2%)
Bank Notes (0.3%)
Bank of America
5.31%, due 08/10/2006 *	216	216
Commercial Paper (1.5%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	86	86
Charta LLC-144A
5.38%, due 08/23/2006	86	86
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	86	86
5.41%, due 09/12/2006	86	86
General Electric Capital Corp.
5.26%, due 08/02/2006	216	216
Grampian Funding LLC-144A
5.37%, due 08/21/2006	86	86
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	86	86
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	86	86
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	84	84
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	86	86
5.42%, due 09/19/2006	86	86
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	86	86
Euro Dollar Overnight (1.4%)
Bank of Montreal
5.29%, due 08/03/2006	86	86
Barclays
5.15%, due 08/01/2006	173	173
Fortis Bank
5.29%, due 08/07/2006	173	173
Harris NA
5.29%, due 08/07/2006	173	173
Regions Bank
5.27%, due 08/04/2006	216	216
Svenska Handlesbanken
5.29%, due 08/01/2006	184	184
The Bank of the West
5.25%, due 08/07/2006	86	86
Euro Dollar Terms (1.7%)
Abbey National PLC
5.29%, due 08/11/2006	216	216

2

Branch Banker &Trust
5.36%, due 08/28/2006	129	129
Calyon
5.30%, due 08/08/2006	86	86
5.37%, due 09/01/2006	173	173
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	86	86
Dexia Group
5.30%, due 08/09/2006	86	86
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	108	108
Toronto Dominion Bank
5.40%, due 09/22/2006	173	173
Wells Fargo
5.40%, due 09/05/2006	216	216
Repurchase Agreements (4.3%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $571 on 08/01/2006	571	571
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $1,285 on 08/01/2006	1,285	1,285
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $144 on 08/01/2006	144	144
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $1,159 on 08/01/2006	1,159	1,159
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $52 on 08/01/2006	52	52

Total Security Lending Collateral (cost: $6,951)		6,951

Total Investment Securities (cost: $80,016) #		$81,247

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $6,257.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $3,319, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $80,406. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,745 and $4,904, respectively. Net unrealized appreciation for tax purposes is $841.

3

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated  $944 or 1.3% of the net assets of the Fund.

4

TA IDEX Great Companies - Technology SM

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (93.7%)
Business Services (3.6%)
Akamai Technologies, Inc. ‡ †	59,000	$2,338
Communication (2.6%)
American Tower Corp.-Class A ‡	50,000	1,690
Communications Equipment (15.4%)
Andrew Corp. ‡ †	133,000	1,124
Corning, Inc. ‡	117,000	2,231
Motorola, Inc.	69,000	1,570
Network Appliance, Inc. ‡	45,000	1,336
Nokia Corp., ADR	75,000	1,489
QUALCOMM, Inc.	62,250	2,195
Computer & Data Processing Services (23.7%)
Adobe Systems, Inc. ‡	40,000	1,140
Autodesk, Inc. ‡	35,000	1,194
Cerner Corp. ‡ †	25,000	1,012
Electronic Arts, Inc. ‡	28,000	1,319
F5 Networks, Inc. ‡ †	25,000	1,159
Juniper Networks, Inc. ‡	86,000	1,157
Microsoft Corp.	144,700	3,477
NAVTEQ Corp. ‡	35,500	1,000
Sun Microsystems, Inc. ‡ †	310,000	1,349
Yahoo!, Inc. ‡	91,000	2,470
Computer & Office Equipment (13.9%)
Apple Computer, Inc. ‡	33,070	2,247
EMC Corp. ‡	132,600	1,346
Logitech International SA, ADR ‡ †	125,616	2,554
Nuance Communications, Inc. ‡	171,000	1,584
Sandisk Corp. ‡	26,000	1,213
Electronic Components & Accessories (15.4%)
Analog Devices, Inc.	29,200	944
ATI Technologies, Inc. ‡ †	88,000	1,771
Broadcom Corp.-Class A ‡	48,000	1,152
Cypress Semiconductor Corp. ‡ †	85,000	1,291
Dolby Laboratories, Inc.-Class A ‡	36,000	722
Intel Corp.	73,524	1,323
JDS Uniphase Corp. ‡	304,000	648
Linear Technology Corp.	41,400	1,339
Trident Microsystems, Inc. ‡	43,000	740
Entertainment (2.7%)
International Game Technology	43,900	1,697
Industrial Machinery & Equipment (4.1%)
Applied Materials, Inc.	82,300	1,295
Lam Research Corp. ‡ †	32,000	1,331
Instruments & Related Products (4.2%)
Formfactor, Inc. ‡ †	40,000	1,715
Sirf Technology Holdings, Inc. ‡ †	52,000	993
Pharmaceuticals (8.1%)
Alkermes, Inc. ‡	45,700	784
Biogen Idec, Inc. ‡	16,000	674
Conor Medsystems, Inc. ‡ †	28,000	776
Genzyme Corp. ‡	32,600	2,226
Vertex Pharmaceuticals, Inc. ‡ †	22,700	761
Total Common Stocks (cost: $64,601)		60,376

	Principal	Value
SECURITY LENDING COLLATERAL (23.6%)
Debt (23.6%)
Bank Notes (0.7%)
Bank of America
5.31%, due 08/10/2006 *	473	473
Commercial Paper (4.0%)
Barton Capital LLC-144A

1

5.28%, due 08/04/2006	189	189
Charta LLC-144A
5.38%, due 08/23/2006	189	189
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	189	189
5.41%, due 09/12/2006	189	189
General Electric Capital Corp.
5.26%, due 08/02/2006	473	473
Grampian Funding LLC-144A
5.37%, due 08/21/2006	189	189
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	189	189
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	189	189
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	185	185
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	189	189
5.42%, due 09/19/2006	189	189
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	189	189
Euro Dollar Overnight (3.7%)
Bank of Montreal
5.29%, due 08/03/2006	189	189
Barclays
5.15%, due 08/01/2006	378	378
Fortis Bank
5.29%, due 08/07/2006	378	378
Harris NA
5.29%, due 08/07/2006	378	378
Regions Bank
5.27%, due 08/04/2006	473	473
Svenska Handlesbanken
5.29%, due 08/01/2006	404	404
The Bank of the West
5.25%, due 08/07/2006	189	189
Euro Dollar Terms (4.3%)
Abbey National PLC
5.29%, due 08/11/2006	473	473
Branch Banker &Trust
5.36%, due 08/28/2006	284	284
Calyon
5.30%, due 08/08/2006	189	189
5.37%, due 09/01/2006	378	378
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	189	189
Dexia Group
5.30%, due 08/09/2006	189	189
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	236	236
Toronto Dominion Bank
5.40%, due 09/22/2006	378	378
Wells Fargo
5.40%, due 09/05/2006	473	473
Repurchase Agreements (10.9%) † †
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $1,252 on 08/01/2006	1,251	1,251
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $2,815 on 08/01/2006	2,815	2,815

2

Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $315 on 08/01/2006	315	315
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $2,541 on 08/01/2006	2,541	2,541
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $113 on 08/01/2006	113	113

Total Security Lending Collateral (cost: $15,234)		15,234

Total Investment Securities (cost: $79,835) #		$75,610

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $14,513.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $7,275, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $79,833. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,798 and $8,021, respectively. Net unrealized depreciation for tax purposes is $4,223.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated  $2,075 or 3.2% of the net assets of the Fund.

ADR	American Depositary Receipt

3

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (55.5%)
Australia (0.6%)
Commonwealth of Australia
7.50%, due 09/15/2009	AUD	$4,750	$3,795
Austria (2.5%)
Republic of Austria
5.00%, due 01/15/2008	EUR	12,000	15,637
Belgium (1.9%)
Kingdom of Belgium
5.00%, due 09/28/2011	EUR	4,000	5,403
8.00%, due 03/28/2015	EUR	3,950	6,539
Canada (0.5%)
Canada Government
5.75%, due 06/01/2033	CAD	2,670	2,869
Denmark (0.3%)
Kingdom of Denmark
6.00%, due 11/15/2009	DKK	10,920	2,000
France (10.4%)
Caisse d’Amortissement de la Dette Sociale
3.75%, due 10/25/2020	EUR	4,520	5,478
French Republic
Zero Coupon, due 09/28/2006 d	EUR	1,390	1,766
3.13%, due 07/12/2010	EUR	8,900	11,095
3.00%, due 01/12/2011	EUR	13,400	16,617
3.25%, due 04/25/2016	EUR	15,400	18,592
5.00%, due 10/25/2016	EUR	4,580	6,359
8.50%, due 04/25/2023	EUR	500	975
4.75%, due 04/25/2035	EUR	2,992	4,147
Germany (3.4%)
Republic of Germany
4.75%, due 07/04/2028	EUR	6,300	8,678
4.75%, due 07/04/2034	EUR	2,570	3,573
4.00%, due 01/04/2037	EUR	7,500	9,260
Ireland (1.3%)
Irish Government
4.50%, due 04/18/2020	EUR	6,000	7,997
Italy (5.7%)
Italian Republic
2.75%, due 06/15/2010	EUR	11,900	14,654
5.25%, due 08/01/2017	EUR	15,200	21,212
Japan (19.3%)
Development Bank of Japan
1.60%, due 06/20/2014	JPY	510,000	4,398
Japan Finance Corp. for Municipal Enterprises
1.55%, due 02/21/2012	JPY	3,656,000	31,965
Japan Government
0.30%, due 11/15/2007	JPY	2,340,000	20,355
0.80%, due 06/20/2009	JPY	1,376,800	11,953
0.80%, due 09/20/2010	JPY	680,000	5,831
1.30%, due 03/20/2015	JPY	2,651,450	22,135
1.05%, due 06/20/2023	JPY	2,311,000	16,810
2.30%, due 03/19/2026	JPY	500,000	4,247
2.50%, due 09/20/2035	JPY	378,000	3,256
Netherlands (4.3%)
Kingdom of the Netherlands
7.50%, due 01/15/2023	EUR	3,600	6,439
4.00%, due 01/15/2037	EUR	16,850	20,696
Spain (1.6%)
Kingdom of Spain
3.00%, due 07/30/2007	EUR	7,900	10,042
United Kingdom (3.7%)
United Kingdom
5.00%, due 03/07/2012	GBP	2,650	5,028

1

4.75%, due 09/07/2015	GBP	1,750	3,299
8.00%, due 06/07/2021	GBP	2,260	5,767
4.25%, due 06/07/2032	GBP	4,900	9,116
Total Foreign Government Obligations (cost: $343,660)			347,983
MORTGAGE-BACKED SECURITIES (0.6%)
Spain (0.6%)
UCI, Series 15, Class A, Reg S
3.05%, due 12/18/2045 *	EUR	3,000	3,828
Total Mortgage-Backed Securities (cost: $3,779)			3,828
ASSET-BACKED SECURITIES (0.4%)
Spain (0.4%)
Fondo de Titulizacion de Activos Santander Auto, Series 1, Class A
2.69%, due 11/25/2021 *	EUR	1,717	2,189
Total Asset-Backed Securities (cost: $2,185)			2,189
CORPORATE DEBT SECURITIES (34.8%)
France (6.5%)
Cie Financement Foncier
3.63%, due 01/28/2008	EUR	3,450	4,408
Compagnie de Financement Foncier, Series E, Note, (MTN)
0.60%, due 03/23/2010	JPY	2,540,000	21,705
Dexia Municipal Agency, Series E
3.50%, due 09/21/2009	EUR	11,530	14,610
Germany (7.8%)
Bayerische Landesbank
1.40%, due 04/22/2013	JPY	1,508,000	12,903
Eurohypo AG, Note, (MTN)
3.75%, due 04/11/2011	EUR	14,800	18,803
Kreditanstalt fuer Wiederaufbau
5.50%, due 12/07/2015	GBP	2,150	4,183
Kreditanstalt fuer Wiederaufbau, Note
1.85%, due 09/20/2010	JPY	1,060,000	9,469
Kreditanstalt fuer Wiederaufbau, Series E
2.50%, due 11/17/2008	EUR	2,500	3,115
Landwirtschaftliche Rentenbank, Series E
1.38%, due 04/25/2013	JPY	101,000	863
Ireland (0.8%)
Ulster Bank Finance PLC, Series E, Guaranteed Senior Note, (MTN)
3.13%, due 03/29/2011 *	EUR	4,000	5,104
Netherlands (3.6%)
Bank Nederlandse Gemeenten, Note
0.80%, due 09/22/2008	JPY	2,574,000	22,476
Spain (7.4%)
AyT Cedulas Cajas VII Fondo de Titulizacion de Activos, Note
4.00%, due 06/23/2011	EUR	15,700	20,119
Banco Bilbao Vizcaya Argentaria SA
4.25%, due 09/26/2007	EUR	16,800	21,616
La Caja de Ahorros y Pensiones de Barcelona
3.25%, due 10/05/2015	EUR	3,900	4,622
Supra National (2.9%)
European Investment Bank
1.40%, due 06/20/2017	JPY	896,000	7,386
European Investment Bank, Note, (MTN)
5.63%, due 10/15/2010	EUR	7,900	10,802
United Kingdom (5.8%)
Barclays Bank PLC, Note
3.28%, due 04/20/2016	EUR	4,000	5,098
HBOS Treasury Services PLC, Series E, Note, (MTN)
3.05%, due 06/14/2012 *	EUR	4,000	5,109
Network Rail Infra Finance
4.75%, due 11/29/2035	GBP	2,530	4,926

2

Network Rail Infrastructure Finance PLC, Series E, Note, (MTN)
4.38%, due 01/18/2011	GBP	11,570	21,101
Total Corporate Debt Securities (cost: $215,849)			218,418
SHORT-TERM OBLIGATIONS (3.6%)
Netherlands (3.6%)
Rabobank Nederland NV/London Time Deposit
5.30%, due 08/01/2006	22,700		22,700
Total Short-Term Obligations (cost: $22,700)			22,700
Total Investment Securities (cost: $588,173) #			$595,118

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

d

At July 31, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at July 31, 2006 is $1,384.

#

Aggregate cost for Federal income tax purposes is $588,559. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $8,017 and $1,458, respectively. Net unrealized appreciation for tax purposes is $6,559.

DEFINITIONS:
AUD	Australian Dollar
CAD	Canadian dollar
DKK	Danish Krone
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen
MTN	Medium-Term Note

3

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	1,568	09/27/2006	$1,183	$17
British Pound Sterling	10,909	09/27/2006	20,220	171
British Pound Sterling	(6,079)	09/27/2006	(11,341)	(22)
Canadian Dollar	9,593	09/27/2006	8,474	29
Canadian Dollar	(10,721)	09/27/2006	(9,475)	(28)
Danish Krone	27,193	09/27/2006	4,625	42
Euro Dollar	23,984	09/27/2006	30,540	178
Euro Dollar	(67,862)	09/27/2006	(86,166)	(748)
Japanese Yen	2,920,775	09/27/2006	25,502	222
Japanese Yen	(914,896)	09/27/2006	(7,905)	(153)
New Zealand Dollar	7,665	09/27/2006	4,786	(75)
Swedish Krona	96,404	09/27/2006	13,230	185
Swiss Franc	651	09/27/2006	527	5
			$(5,800)	$(177)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)
British Pound Sterling	1,718	Japanese Yen	367,001	9/27/2006	$(21)
Japanese Yen	247,615	Australian Dollar	2,835	9/27/2006	10
New Zealand Dollar	854	Australian Dollar	705	9/27/2006	(15)
New Zealand Dollar	2,514	Swedish Krona	11,457	9/27/2006	(49)
					$(75)

1

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS

July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Sovereign Government	55.5%	$347,982
Commercial Banks	31.6%	198,299
Mortgage-Backed	3.8%	23,948
Short-Term Invesments	3.6%	22,700
Asset-Backed	0.4%	2,189
Investment Securities, at value	94.9%	595,118
Total Investment Securities	94.9%	$595,118

1

TA IDEX J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.2%)
Apparel & Accessory Stores (1.3%)
Limited Brands, Inc.	120,200	$3,024
Apparel Products (3.4%)
Columbia Sportswear Co. ‡ †	34,500	1,715
V.F. Corp.	88,500	6,002
Automotive (1.8%)
Genuine Parts Co.	74,000	3,081
Harsco Corp.	12,400	1,000
Automotive Dealers (2.2%)
AutoNation, Inc. ‡	74,861	1,475
AutoZone, Inc. ‡	39,800	3,497
Beverages (1.7%)
Brown-Forman Corp.-Class B	13,600	999
Constellation Brands, Inc.-Class A ‡ †	115,300	2,820
Business Services (1.8%)
Clear Channel Communications, Inc.	95,300	2,759
Clear Channel Outdoor Holdings, Inc.-Class A ‡	63,900	1,311
Chemicals & Allied Products (4.4%)
Albemarle Corp.	56,036	2,825
Clorox Co.	42,500	2,548
Lauder (Estee) Cos., Inc. (The)-Class A	53,100	1,982
PPG Industries, Inc.	44,200	2,720
Commercial Banks (7.5%)
Cullen/Frost Bankers, Inc.	37,800	2,220
M&T Bank Corp.	35,700	4,353
North Fork Bancorp, Inc.	101,500	2,876
Northern Trust Corp.	27,900	1,593
TCF Financial Corp.	67,900	1,827
Wilmington Trust Corp.	53,500	2,330
Zions Bancorp	22,600	1,856
Communication (0.7%)
Cablevision Systems Corp.-Class A	70,500	1,569
Computer & Data Processing Services (1.8%)
Affiliated Computer Services, Inc.-Class A ‡ †	35,600	1,813
Interactive Data Corp. ‡	43,100	811
NCR Corp. ‡	48,700	1,565
Computer & Office Equipment (0.6%)
Jabil Circuit, Inc.	56,800	1,312
Department Stores (2.1%)
Federated Department Stores, Inc.	65,142	2,287
TJX Cos., Inc.	100,500	2,449
Electric Services (5.1%)
American Electric Power Co., Inc.	56,100	2,026
Energy East Corp.	68,300	1,662
FirstEnergy Corp.	29,300	1,641
PPL Corp. †	62,900	2,140
SCANA Corp. †	52,800	2,112
Westar Energy, Inc.	94,100	2,174
Electric, Gas & Sanitary Services (1.9%)
PG&E Corp.	52,100	2,172
Republic Services, Inc.	51,000	2,048
Electrical Goods (1.2%)
Carlisle Cos., Inc.	33,500	2,676
Electronic & Other Electric Equipment (1.7%)
Ametek, Inc.	52,800	2,240
Cooper Industries, Ltd.-Class A	20,000	1,723
Electronic Components & Accessories (0.6%)
Amphenol Corp.-Class A	25,800	1,447
Fabricated Metal Products (2.2%)
Crane Co.	52,500	2,016
Fortune Brands, Inc.	41,200	2,988
Food & Kindred Products (0.6%)
Del Monte Foods Co.	134,800	1,413

1

Gas Production & Distribution (7.2%)
AGL Resources, Inc.	42,700	1,666
Energen Corp.	58,800	2,506
Kinder Morgan, Inc.	46,000	4,692
Questar Corp.	34,700	3,074
UGI Corp.	77,100	1,916
Williams Cos., Inc. (The)	105,700	2,563
Health Services (5.1%)
Community Health Systems, Inc. ‡	53,100	1,925
Coventry Health Care, Inc. ‡	91,750	4,835
Omnicare, Inc. †	50,800	2,299
Quest Diagnostics, Inc.	42,200	2,537
Holding & Other Investment Offices (3.0%)
Istar Financial Inc. REIT	44,000	1,749
Rayonier, Inc.	55,085	2,193
Vornado Realty Trust REIT †	28,900	3,022
Hotels & Other Lodging Places (1.0%)
Hilton Hotels Corp.	98,800	2,364
Industrial Machinery & Equipment (1.3%)
American Standard Cos., Inc. †	53,400	2,063
Dover Corp.	18,800	886
Insurance (8.8%)
Assurant, Inc. †	108,500	5,226
Cincinnati Financial Corp.	57,955	2,733
Hanover Insurance Group (The), Inc.	3,400	157
IPC Holdings, Ltd.	54,200	1,558
MGIC Investment Corp.	38,500	2,191
Old Republic International Corp.	160,550	3,415
Principal Financial Group	40,500	2,187
SAFECO Corp. †	50,000	2,686
Metal Cans & Shipping Containers (1.3%)
Ball Corp.	74,700	2,861
Mining (1.6%)
Vulcan Materials Co.	54,900	3,677
Oil & Gas Extraction (1.8%)
Devon Energy Corp.	64,400	4,163
Paper & Allied Products (0.3%)
MeadWestvaco Corp.	27,481	718
Petroleum Refining (1.4%)
Ashland, Inc.	33,000	2,195
Marathon Oil Corp.	9,879	895
Pharmaceuticals (2.1%)
Henry Schein, Inc. ‡ †	39,925	1,893
Sigma-Aldrich Corp.	43,200	3,002
Printing & Publishing (1.7%)
McClatchy Co.-Class A †	39,200	1,662
Washington Post-Class B	3,000	2,313
Railroads (0.9%)
Norfolk Southern Corp.	49,600	2,154
Real Estate (2.0%)
Brookfield Properties Co.	86,700	2,891
Forest City Enterprises, Inc.-Class A	33,700	1,682
Residential Building Construction (1.0%)
Walter Industries, Inc. †	52,100	2,332
Restaurants (1.6%)
Applebees International, Inc.	99,600	1,769
OSI Restaurant Partners, Inc.	64,700	1,869
Retail Trade (2.0%)
Family Dollar Stores, Inc.	67,700	1,538
Tiffany & Co.	96,900	3,061
Savings Institutions (2.0%)
Golden West Financial Corp.	39,500	2,910
Webster Financial Corp.	36,700	1,731
Security & Commodity Brokers (1.6%)
E*TRADE Financial Corp. ‡	87,400	2,037
T. Rowe Price Group, Inc.	41,200	1,702

2

Telecommunications (4.7%)
ALLTEL Corp.	60,700	3,349
CenturyTel, Inc.	86,800	3,348
Telephone & Data Systems, Inc.	51,800	2,059
Windstream Corp.	157,754	1,977
Wholesale Trade Nondurable Goods (1.2%)
Dean Foods Co. ‡	71,600	2,686
Total Common Stocks (cost: $207,037)		220,014

	Principal	Value
SECURITY LENDING COLLATERAL (10.9%)
Debt (10.9%)
Bank Notes (0.3%)
Bank of America
5.31%, due 08/10/2006 *	774	774
Commercial Paper (1.8%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	310	310
Charta LLC-144A
5.38%, due 08/23/2006	310	310
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	310	310
5.41%, due 09/12/2006	310	310
General Electric Capital Corp.
5.26%, due 08/02/2006	774	774
Grampian Funding LLC-144A
5.37%, due 08/21/2006	310	310
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	310	310
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	310	310
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	303	303
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	310	310
5.42%, due 09/19/2006	310	310
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	310	310
Euro Dollar Overnight (1.7%)
Bank of Montreal
5.29%, due 08/03/2006	310	310
Barclays
5.15%, due 08/01/2006	620	620
Fortis Bank
5.29%, due 08/07/2006	620	620
Harris NA
5.29%, due 08/07/2006	620	620
Regions Bank
5.27%, due 08/04/2006	774	774
Svenska Handlesbanken
5.29%, due 08/01/2006	662	662
The Bank of the West
5.25%, due 08/07/2006	310	310
Euro Dollar Terms (2.0%)
Abbey National PLC
5.29%, due 08/11/2006	774	774
Branch Banker &Trust
5.36%, due 08/28/2006	465	465
Calyon
5.30%, due 08/08/2006	310	310
5.37%, due 09/01/2006	620	620

3

Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	310	310
Dexia Group
5.30%, due 08/09/2006	310	310
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	387	387
Toronto Dominion Bank
5.40%, due 09/22/2006	620	620
Wells Fargo
5.40%, due 09/05/2006	774	774
Repurchase Agreements (5.1%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $2,051 on 08/01/2006	2,051	2,051
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $4,614 on 08/01/2006	4,614	4,614
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $517 on 08/01/2006	517	517
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $4,164 on 08/01/2006	4,164	4,164
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $185 on 08/01/2006	185	185

Total Security Lending Collateral (cost: $24,968)		24,968

Total Investment Securities (cost: $232,005) #		$244,982

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $24,275.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $11,923, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $232,856. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,190 and $6,064, respectively. Net unrealized appreciation for tax purposes is $12,126.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $3,403 or 1.5% of the net assets of the Fund.

REIT	Real Estate Investment Trust

4

TA IDEX Janus Growth

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (92.9%)
Amusement & Recreation Services (2.1%)
Harrah’s Entertainment, Inc.	309,960	$18,632
Business Services (4.8%)
Akamai Technologies, Inc. ‡ †	158,765	6,292
eBay, Inc. ‡	528,510	12,721
Lamar Advertising Co. ‡ †	488,735	23,968
Chemicals & Allied Products (4.8%)
Procter & Gamble Co.	348,125	19,565
Reckitt Benckiser PLC	599,447	24,040
Commercial Banks (0.6%)
Commerce Bancorp, Inc. †	169,895	5,771
Communication (1.8%)
Comcast Corp.-Special Class A ‡	472,785	16,207
Communications Equipment (3.3%)
QUALCOMM, Inc.	602,720	21,252
Research In Motion, Ltd. ‡	133,795	8,781
Computer & Data Processing Services (13.6%)
Amdocs, Ltd. ‡ †	600,355	21,781
Ceridian Corp. ‡	626,150	15,034
Google, Inc.-Class A ‡	44,175	17,078
NAVTEQ Corp. ‡	538,835	15,184
Yahoo!, Inc. ‡	2,006,435	54,455
Computer & Office Equipment (3.6%)
Apple Computer, Inc. ‡	341,840	23,231
EMC Corp. ‡	958,165	9,725
Electronic & Other Electric Equipment (3.3%)
General Electric Co.	908,695	29,705
Electronic Components & Accessories (0.5%)
Advanced Micro Devices, Inc. ‡ †	212,395	4,118
Food Stores (2.2%)
Safeway, Inc.	572,305	16,070
Whole Foods Market, Inc.	65,370	3,759
Health Services (2.8%)
Coventry Health Care, Inc. ‡	481,105	25,354
Hotels & Other Lodging Places (2.1%)
Starwood Hotels & Resorts Worldwide, Inc.	358,530	18,852
Instruments & Related Products (0.6%)
Alcon, Inc. †	48,040	5,305
Insurance (4.9%)
UnitedHealth Group, Inc.	923,625	44,177
Medical Instruments & Supplies (6.4%)
Synthes, Inc.	276,877	31,930
Varian Medical Systems, Inc. ‡	574,830	26,051
Metal Cans & Shipping Containers (0.5%)
Ball Corp.	123,180	4,718
Oil & Gas Extraction (1.8%)
Apache Corp.	83,975	5,918
EnCana Corp.	185,090	10,006
Personal Credit Institutions (1.7%)
SLM Corp.	312,250	15,706
Petroleum Refining (2.2%)
Valero Energy Corp.	291,740	19,672
Pharmaceuticals (20.6%)
Celgene Corp. ‡	1,046,755	50,129
Dade Behring Holdings, Inc.	373,970	15,232
Elan Corp. PLC, ADR ‡ †	326,760	5,013
Genentech, Inc. ‡ †	130,110	10,515
Gilead Sciences, Inc. ‡ †	344,760	21,196
Roche Holding AG-Genusschein	362,798	64,525
Teva Pharmaceutical Industries, Ltd., ADR	610,705	20,202
Retail Trade (2.9%)
Staples, Inc.	1,228,587	26,562

1

Security & Commodity Brokers (3.3%)
Chicago Mercantile Exchange	44,570	20,556
Merrill Lynch & Co., Inc.	133,260	9,704
Trucking & Warehousing (0.7%)
United Parcel Service, Inc.-Class B	93,165	6,420
Wholesale Trade Nondurable Goods (1.8%)
SYSCO Corp.	588,845	16,252
Total Common Stocks (cost: $697,739)		841,364

	Principal	Value
SECURITY LENDING COLLATERAL (5.1%)
Debt (5.1%)
Bank Notes (0.2%)
Bank of America
5.31%, due 08/10/2006 *	1,420	1,420
Commercial Paper (0.9%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	568	568
Charta LLC-144A
5.38%, due 08/23/2006	568	568
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	568	568
5.41%, due 09/12/2006	568	568
General Electric Capital Corp.
5.26%, due 08/02/2006	1,420	1,420
Grampian Funding LLC-144A
5.37%, due 08/21/2006	568	568
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	568	568
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	568	568
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	555	555
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	568	568
5.42%, due 09/19/2006	568	568
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	568	568
Euro Dollar Overnight (0.8%)
Bank of Montreal
5.29%, due 08/03/2006	568	568
Barclays
5.15%, due 08/01/2006	1,136	1,136
Fortis Bank
5.29%, due 08/07/2006	1,136	1,136
Harris NA
5.29%, due 08/07/2006	1,136	1,136
Regions Bank
5.27%, due 08/04/2006	1,420	1,420
Svenska Handlesbanken
5.29%, due 08/01/2006	1,213	1,213
The Bank of the West
5.25%, due 08/07/2006	568	568
Euro Dollar Terms (0.9%)
Abbey National PLC
5.29%, due 08/11/2006	1,420	1,420
Branch Banker &Trust
5.36%, due 08/28/2006	852	852
Calyon
5.30%, due 08/08/2006	568	568
5.37%, due 09/01/2006	1,136	1,136
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	568	568

2

Dexia Group
5.30%, due 08/09/2006	568	568
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	710	710
Toronto Dominion Bank
5.40%, due 09/22/2006	1,136	1,136
Wells Fargo
5.40%, due 09/05/2006	1,420	1,420
Repurchase Agreements (2.3%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $3,760 on 08/01/2006	3,759	3,759
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $8,457 on 08/01/2006	8,456	8,456
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $948 on 08/01/2006	947	947
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $7,633 on 08/01/2006	7,631	7,631
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $340 on 08/01/2006	339	339

Total Security Lending Collateral (cost: $45,762)		45,762

Total Investment Securities (cost: $743,501) #		$887,126

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $44,201.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $21,853, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $748,014. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $177,678 and $38,566, respectively. Net unrealized appreciation for tax purposes is $139,112.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated  $6,235 or 0.7% of the net assets of the Fund.

ADR	American Depositary Receipt

3

TA IDEX Janus Growth

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Swiss Franc	(46,300)	01/11/2007	$(38,029)	$(207)
			$(38,029)	$(207)

1

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.8%)
Aerospace (3.9%)
Boeing Co. (The)	30,400	$2,354
United Technologies Corp.	41,000	2,550
Amusement & Recreation Services (2.5%)
Disney (Walt) Co. (The)	105,500	3,132
Apparel & Accessory Stores (0.4%)
Kohl’s Corp.	10,000	566
Beverages (2.9%)
PepsiCo, Inc.	57,500	3,644
Chemicals & Allied Products (2.0%)
Procter & Gamble Co.	44,420	2,496
Communications Equipment (6.0%)
Corning, Inc. ‡	74,800	1,426
Motorola, Inc.	87,900	2,001
Nokia Corp., ADR	82,700	1,642
QUALCOMM, Inc.	70,000	2,468
Computer & Data Processing Services (10.7%)
Adobe Systems, Inc. ‡	106,400	3,033
Electronic Arts, Inc. ‡ †	44,500	2,096
Google, Inc.-Class A ‡	10,700	4,137
Microsoft Corp.	29,000	697
SAP AG, ADR †	34,100	1,556
Yahoo!, Inc. ‡	73,200	1,987
Computer & Office Equipment (3.9%)
Apple Computer, Inc. ‡	40,500	2,752
Cisco Systems, Inc. ‡	123,800	2,210
Department Stores (2.0%)
Federated Department Stores, Inc.	71,600	2,514
Electronic & Other Electric Equipment (2.3%)
General Electric Co.	89,500	2,926
Electronic Components & Accessories (5.9%)
Broadcom Corp.-Class A ‡	67,650	1,623
Marvell Technology Group, Ltd. ‡	127,400	2,363
Maxim Integrated Products, Inc.	52,100	1,531
Texas Instruments, Inc.	63,600	1,894
Food Stores (1.9%)
Whole Foods Market, Inc.	42,700	2,456
Furniture & Home Furnishings Stores (0.6%)
Williams-Sonoma, Inc.	25,200	801
Health Services (1.6%)
Caremark Rx, Inc.	39,100	2,065
Holding & Other Investment Offices (1.0%)
KPR Private Equity Inv, LP (a)	52,000	1,222
Hotels & Other Lodging Places (1.4%)
Marriott International, Inc.-Class A	50,100	1,763
Instruments & Related Products (3.9%)
Agilent Technologies, Inc. ‡	63,900	1,817
Alcon, Inc. †	27,800	3,070
Insurance (5.1%)
American International Group, Inc.	41,800	2,536
UnitedHealth Group, Inc.	25,300	1,210
WellPoint, Inc. ‡	36,800	2,742
Leather & Leather Products (1.5%)
Coach, Inc. ‡	68,500	1,967
Medical Instruments & Supplies (1.5%)
St. Jude Medical, Inc. ‡	50,900	1,878
Motion Pictures (1.1%)
News Corp., Inc.-Class A	72,000	1,385
Oil & Gas Extraction (3.4%)
Occidental Petroleum Corp.	17,200	1,853
Schlumberger, Ltd.	36,300	2,427
Petroleum Refining (1.1%)
Suncor Energy, Inc.	17,600	1,427

1

Pharmaceuticals (15.6%)
Abbott Laboratories	40,100	1,916
Amgen, Inc. ‡	43,300	3,020
Genentech, Inc. ‡	34,700	2,804
Gilead Sciences, Inc. ‡	51,000	3,136
Novartis AG, ADR	60,000	3,373
Roche Holding AG, ADR	40,238	3,578
Sanofi-Aventis, ADR	39,800	1,886
Restaurants (1.3%)
Cheesecake Factory (The) ‡	3,600	82
Chipotle Mexican Grill, Inc.-Class A ‡ †	5,000	263
Starbucks Corp. ‡	37,600	1,288
Retail Trade (1.4%)
Target Corp.	39,300	1,805
Rubber & Misc. Plastic Products (1.7%)
NIKE, Inc.-Class B	26,700	2,109
Security & Commodity Brokers (10.3%)
American Express Co.	53,000	2,759
Charles Schwab Corp. (The)	134,200	2,131
Goldman Sachs Group, Inc. (The)	11,300	1,726
Merrill Lynch & Co., Inc.	25,600	1,864
NYSE Group, Inc. ‡ †	21,000	1,306
UBS AG-Registered	59,400	3,231
Telecommunications (0.9%)
NII Holdings, Inc.-Class B ‡	21,300	1,124
Total Common Stocks (cost: $121,422)		123,618

	Principal	Value
SECURITY LENDING COLLATERAL (6.7%)
Debt (6.7%)
Bank Notes (0.2%)
Bank of America
5.31%, due 08/10/2006 *	263	263
Commercial Paper (1.1%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	105	105
Charta LLC-144A
5.38%, due 08/23/2006	105	105
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	105	105
5.41%, due 09/12/2006	105	105
General Electric Capital Corp.
5.26%, due 08/02/2006	263	263
Grampian Funding LLC-144A
5.37%, due 08/21/2006	105	105
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	105	105
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	105	105
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	103	103
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	105	105
5.42%, due 09/19/2006	105	105
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	105	105
Euro Dollar Overnight (1.1%)
Bank of Montreal
5.29%, due 08/03/2006	105	105
Barclays
5.15%, due 08/01/2006	210	210
Fortis Bank
5.29%, due 08/07/2006	210	210

2

Harris NA
5.29%, due 08/07/2006	210	210
Regions Bank
5.27%, due 08/04/2006	262	262
Svenska Handlesbanken
5.29%, due 08/01/2006	224	224
The Bank of the West
5.25%, due 08/07/2006	105	105
Euro Dollar Terms (1.2%)
Abbey National PLC
5.29%, due 08/11/2006	262	262
Branch Banker &Trust
5.36%, due 08/28/2006	158	158
Calyon
5.30%, due 08/08/2006	105	105
5.37%, due 09/01/2006	210	210
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	105	105
Dexia Group
5.30%, due 08/09/2006	105	105
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	131	131
Toronto Dominion Bank
5.40%, due 09/22/2006	210	210
Wells Fargo
5.40%, due 09/05/2006	262	262
Repurchase Agreements (3.1%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $695 on 08/01/2006	695	695
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $1,564 on 08/01/2006	1,563	1,563
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $175 on 08/01/2006	175	175
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $1,411 on 08/01/2006	1,411	1,411
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $63 on 08/01/2006	63	63

Total Security Lending Collateral (cost: $8,460)		8,460

Total Investment Securities (cost: $129,882) #		$132,078

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $8,255.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $4,040, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

(a)	Passive Foreign Investment Company.

3

#

Aggregate cost for Federal income tax purposes is $130,372. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $8,841 and $7,135, respectively. Net unrealized appreciation for tax purposes is $1,706.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $1,153 or 0.9% of the net assets of the Fund.

ADR	American Depositary Receipt

4

TA IDEX Marsico Growth

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.5%)
Aerospace (6.2%)
General Dynamics Corp.	54,880	$3,678
Lockheed Martin Corp.	28,339	2,258
United Technologies Corp.	31,125	1,936
Air Transportation (4.5%)
FedEx Corp.	54,862	5,745
Amusement & Recreation Services (0.7%)
Station Casinos, Inc.	15,848	869
Automotive (1.9%)
Toyota Motor Corp., ADR	23,437	2,466
Chemicals & Allied Products (4.6%)
Air Products & Chemicals, Inc.	2,768	177
Monsanto Co.	16,416	706
Procter & Gamble Co.	88,141	4,953
Commercial Banks (2.0%)
Wells Fargo & Co.	35,495	2,568
Communication (3.5%)
Comcast Corp.-Class A ‡	129,121	4,439
Communications Equipment (2.8%)
Motorola, Inc.	58,352	1,328
QUALCOMM, Inc.	63,072	2,224
Construction (1.1%)
KB Home	33,678	1,432
Electronic Components & Accessories (0.6%)
Texas Instruments, Inc.	23,630	704
Food & Kindred Products (1.8%)
Archer-Daniels-Midland Co.	51,907	2,284
Health Services (0.6%)
Quest Diagnostics, Inc.	12,825	771
Hotels & Other Lodging Places (6.6%)
Las Vegas Sands Corp. ‡ †	40,129	2,489
MGM Mirage, Inc. ‡	91,643	3,257
Wynn Resorts, Ltd. ‡ †	40,300	2,580
Industrial Machinery & Equipment (4.1%)
Caterpillar, Inc.	53,137	3,766
Deere & Co.	20,522	1,489
Insurance (7.2%)
Progressive Corp. (The)	52,932	1,280
UnitedHealth Group, Inc.	164,512	7,869
Life Insurance (0.8%)
Genworth Financial, Inc.-Class A	30,179	1,035
Lumber & Other Building Materials (3.6%)
Home Depot, Inc. (The)	21,078	732
Lowe’s Cos., Inc.	132,998	3,770
Metal Mining (0.8%)
Cia Vale do Rio Doce, ADR	40,722	945
Mining (2.0%)
Peabody Energy Corp. †	51,422	2,566
Oil & Gas Extraction (4.8%)
Halliburton Co.	89,092	2,972
Schlumberger, Ltd.	45,818	3,063
Personal Credit Institutions (2.0%)
SLM Corp.	49,403	2,485
Pharmaceuticals (9.0%)
Amylin Pharmaceuticals, Inc. ‡ †	46,621	2,275
Genentech, Inc. ‡	80,123	6,475
Genzyme Corp. ‡	27,231	1,859
Merck & Co., Inc.	18,970	764
Railroads (5.7%)
Burlington Northern Santa Fe Corp.	61,152	4,214
Union Pacific Corp.	35,530	3,020
Real Estate (0.9%)
CB Richard Ellis Group, Inc.-Class A ‡	19,100	449
St. Joe Co. (The) †	15,962	717

1

Residential Building Construction (1.0%)
Lennar Corp.-Class A	28,361	1,269
Restaurants (3.7%)
Starbucks Corp. ‡	59,801	2,049
Yum! Brands, Inc.	59,421	2,674
Retail Trade (1.3%)
Target Corp.	35,022	1,608
Security & Commodity Brokers (12.1%)
Chicago Mercantile Exchange	5,411	2,496
Goldman Sachs Group, Inc. (The)	25,098	3,834
Lehman Brothers Holdings, Inc.	63,559	4,128
UBS AG-Registered	90,790	4,939
Telecommunications (1.6%)
America Movil SA de CV-Class L, ADR	57,129	2,044
Total Common Stocks (cost: $108,923)		123,650

	Principal	Value
SECURITY LENDING COLLATERAL (6.7%)
Debt (6.7%)
Bank Notes (0.2%)
Bank of America
5.31%, due 08/10/2006 *	264	264
Commercial Paper (1.1%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	106	106
Charta LLC-144A
5.38%, due 08/23/2006	106	106
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	106	106
5.41%, due 09/12/2006	106	106
General Electric Capital Corp.
5.26%, due 08/02/2006	264	264
Grampian Funding LLC-144A
5.37%, due 08/21/2006	106	106
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	106	106
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	106	106
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	103	103
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	106	106
5.42%, due 09/19/2006	106	106
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	106	106
Euro Dollar Overnight (1.1%)
Bank of Montreal
5.29%, due 08/03/2006	106	106
Barclays
5.15%, due 08/01/2006	211	211
Fortis Bank
5.29%, due 08/07/2006	211	211
Harris NA
5.29%, due 08/07/2006	211	211
Regions Bank
5.27%, due 08/04/2006	264	264
Svenska Handlesbanken
5.29%, due 08/01/2006	226	226
The Bank of the West
5.25%, due 08/07/2006	106	106

2

Euro Dollar Terms (1.2%)
Abbey National PLC
5.29%, due 08/11/2006	264	264
Branch Banker &Trust
5.36%, due 08/28/2006	159	159
Calyon
5.30%, due 08/08/2006	106	106
5.37%, due 09/01/2006	211	211
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	106	106
Dexia Group
5.30%, due 08/09/2006	106	106
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	132	132
Toronto Dominion Bank
5.40%, due 09/22/2006	212	212
Wells Fargo
5.40%, due 09/05/2006	264	264
Repurchase Agreements (3.1%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $700 on 08/01/2006	700	700
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $1,575 on 08/01/2006	1,575	1,575
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $176 on 08/01/2006	176	176
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $1,421 on 08/01/2006	1,421	1,421
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $63 on 08/01/2006	63	63

Total Security Lending Collateral (cost: $8,521)		8,521

Total Investment Securities (cost: $117,444) #		$132,171

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $8,260.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $4,069, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $117,527. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,353 and $3,709, respectively. Net unrealized appreciation for tax purposes is $14,644.

3

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $1,163 or 0.9% of the net assets of the Fund.

ADR	American Depositary Receipt

4

TA IDEX Marsico International Growth

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Australia (1.1%)
CSL, Ltd.	108,692	$4,394
Austria (1.0%)
Erste Bank der Oesterreichischen Sparkassen AG	70,134	4,042
Bermuda (1.9%)
Esprit Holdings, Ltd.	995,500	7,571
Brazil (2.1%)
Gafisa SA ‡	216,811	2,194
Uniao de Bancos Brasileiros SA, GDR	87,670	6,082
Canada (3.6%)
Canadian National Railway Co.	141,316	5,708
Shoppers Drug Mart Corp.	229,452	8,932
France (9.6%)
JC Decaux SA	158,920	4,091
LVMH Moet Hennessy Louis Vuitton SA	104,815	10,520
Vallourec	44,892	9,751
Veolia Environnement	259,996	14,108
Germany (6.4%)
Continental AG	163,795	16,722
Hypo Real Estate Holding	165,124	9,175
Hong Kong (2.8%)
CNOOC, Ltd., ADR †	59,636	5,120
Shangri-La Asia, Ltd.	3,044,000	6,259
India (1.0%)
ICICI Bank, Ltd., Sponsored ADR	147,553	3,854
Japan (16.9%)
Credit Saison Co., Ltd. (a)	165,000	7,166
Fanuc, Ltd.	47,626	3,979
Marubeni Corp.	1,798,000	9,569
Mitsubishi Tokyo Financial Group, Inc.	710	10,051
Nippon Electric Glass Co., Ltd.	322,000	7,203
Sega Sammy Holdings, Inc.	213,404	7,086
Seiyu, Ltd. (The) ‡ †	1,454,000	2,656
Sumitomo Realty & Development Co., Ltd.	192,000	4,782
Toyota Motor Corp.	175,000	9,267
Yamada Denki Co., Ltd.	65,800	6,411
Luxembourg (1.1%)
Acergy SA ‡	262,608	4,471
Mexico (5.0%)
America Movil SA de CV-Class L, ADR	326,886	11,696
Cemex SA de CV, Sponsored ADR ‡	294,989	8,354
Singapore (3.5%)
Capitaland, Ltd.	1,408,000	3,662
DBS Group Holdings, Ltd.	925,000	10,621
South Korea (2.0%)
Samsung Electronics Co., Ltd., GDR-144A	25,074	7,980
Sweden (2.5%)
Telefonaktiebolaget LM Ericsson, ADR †	317,331	9,990
Switzerland (19.2%)
ABB, Ltd.	785,433	10,142
Lonza Group AG	143,313	9,724
Nestle SA	24,597	8,055
Roche Holding AG-Genusschein	90,270	16,055
Syngenta AG ‡	114,164	16,401
UBS AG-Registered	308,685	16,784
United Kingdom (17.9%)
BAE Systems PLC	1,203,181	8,025
BHP Billiton PLC	212,759	4,028
BP PLC	1,332,066	16,041
Carphone Warehouse Group PLC	744,255	3,825
Diageo PLC	712,232	12,513
GlaxoSmithKline PLC	430,333	11,899

1

Man Group PLC	138,778	6,358
Reckitt Benckiser PLC	235,184	9,432
Total Common Stocks (cost: $363,355)		392,749

	Principal	Value
SECURITY LENDING COLLATERAL (3.6%)
Debt (3.6%)
Bank Notes (0.1%)
Bank of America
5.31%, due 08/10/2006 *	445	445
Commercial Paper (0.6%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	178	178
Charta LLC-144A
5.38%, due 08/23/2006	178	178
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	178	178
5.41%, due 09/12/2006	178	178
General Electric Capital Corp.
5.26%, due 08/02/2006	445	445
Grampian Funding LLC-144A
5.37%, due 08/21/2006	178	178
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	178	178
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	178	178
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	173	173
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	178	178
5.42%, due 09/19/2006	178	178
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	178	178
Euro Dollar Overnight (0.6%)
Bank of Montreal
5.29%, due 08/03/2006	178	178
Barclays
5.15%, due 08/01/2006	356	356
Fortis Bank
5.29%, due 08/07/2006	356	356
Harris NA
5.29%, due 08/07/2006	356	356
Regions Bank
5.27%, due 08/04/2006	445	445
Svenska Handlesbanken
5.29%, due 08/01/2006	380	380
The Bank of the West
5.25%, due 08/07/2006	178	178

Euro Dollar Terms (0.7%)
Abbey National PLC
5.29%, due 08/11/2006	445	445
Branch Banker &Trust
5.36%, due 08/28/2006	267	267
Calyon
5.30%, due 08/08/2006	178	178
5.37%, due 09/01/2006	356	356
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	178	178
Dexia Group
5.30%, due 08/09/2006	178	178
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	222	222
Toronto Dominion Bank
5.40%, due 09/22/2006	356	356
Wells Fargo
5.40%, due 09/05/2006	445	445

2

Repurchase Agreements (1.6%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $1,178 on 08/01/2006	1,178	1,178
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $2,650 on 08/01/2006	2,649	2,649
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $297 on 08/01/2006	297	297
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $2,392 on 08/01/2006	2,391	2,391
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $106 on 08/01/2006	106	106
Total Security Lending Collateral (cost: $14,338)		14,338
Total Investment Securities (cost: $377,693) #		$407,087

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $13,721.
(a)	Passive Foreign Investment Company.
*	Floating or variable rate note. Rate is listed as of July 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $6,847, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $379,262. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $34,256 and $6,431, respectively. Net unrealized appreciation for tax purposes is $27,825.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $9,933 or 2.5% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

3

TA IDEX Marsico International Growth

SCHEDULE OF INVESTMENTS

July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	10.9%	$43,824
Chemicals & Allied Products	8.8%	35,557
Pharmaceuticals	8.0%	32,348
Beverages	5.7%	23,033
Wholesale Trade Durable Goods	4.3%	17,139
Security & Commodity Brokers	4.2%	16,784
Rubber & Misc. Plastic Products	4.1%	16,722
Petroleum Refining	4.0%	16,041
Telecommunications	3.9%	15,521
Radio & Television Broadcasting	3.5%	14,108
Oil & Gas Extraction	3.4%	13,619
Electronic Components & Accessories	2.8%	11,182
Real Estate	2.6%	10,638
Engineering & Management Services	2.5%	10,142
Communications Equipment	2.5%	9,990
Primary Metal Industries	2.4%	9,751
Automotive	2.3%	9,267
Drug Stores & Proprietary Stores	2.2%	8,933
Stone, Clay & Glass Products	2.1%	8,354
Food & Kindred Products	2.0%	8,055
Aerospace	2.0%	8,025
Electronic & Other Electric Equipment	2.0%	7,980
Personal Credit Institutions	1.8%	7,166
Manufacturing Industries	1.8%	7,086
Radio, Television & Computer Stores	1.6%	6,411
Holding & Other Investment Offices	1.6%	6,359
Hotels & Other Lodging Places	1.5%	6,259
Railroads	1.4%	5,708
Business Services	1.0%	4,091
Retail Trade	0.7%	2,656
Investment Securities, at value	97.6%	$392,749
Short-Term Investments	3.6%	14,338
Total Investment Securities	101.2%	$407,087

1

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS❖

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (19.1%)
United States (19.1%)
U.S. Treasury Inflation Indexed Bond
0.88%, due 04/15/2010		$16,272	$15,399
2.38%, due 04/15/2011		8,553	8,551
1.88%, due 07/15/2015 d		9,759	9,342
2.00%, due 01/15/2016		14,858	14,337
U.S. Treasury Note
3.50%, due 05/31/2007		1,000	986
4.38%, due 12/31/2007		700	693
4.88%, due 04/30/2008		600	599
4.75%, due 03/31/2011		4,000	3,972
4.88%, due 05/31/2011		5,650	5,639
4.25%, due 11/15/2014		3,750	3,570
4.50%, due 11/15/2015		3,025	2,918
5.13%, due 05/15/2016		3,100	3,132
Total U.S. Government Obligations (cost: $69,983)			69,138
FOREIGN GOVERNMENT OBLIGATIONS (6.8%)
Brazil (1.0%)
Republic of Brazil
10.13%, due 05/15/2027		310	403
Republic of Brazil Credit Linked Note (JPMorgan Chase & Co.) - 144A
6.00%, due 08/15/2010 (a)		1,750	1,166
6.00%, due 08/15/2010 (b)		2,040	1,359
6.00%, due 08/16/2010 (b)		800	533
Canada (0.2%)
Canada Government
4.00%, due 09/01/2010	CAD	1,000	879
Germany (0.9%)
Republic of Germany
4.25%, due 02/16/2007	EUR	2,500	3,204
Hong Kong (0.9%)
Hong Kong Government
4.23%, due 03/21/2011	HKD	6,500	830
4.57%, due 06/13/2011	HKD	17,650	2,287
Malaysia (0.6%)
Malaysia Government
8.60%, due 12/01/2007	MYR	3,500	1,014
3.76%, due 04/28/2011	MYR	5,100	1,362
New Zealand (0.1%)
New Zealand Government
4.50%, due 02/15/2016	NZD	400	335
Poland (0.2%)
Republic of Poland
3.00%, due 08/24/2016	PLN	2,576	826
Sweden (2.9%)
Kingdom of Sweden
4.00%, due 12/01/2008	SEK	71,157	10,468
Total Foreign Government Obligations (cost: $23,319)			24,666
CORPORATE DEBT SECURITIES (6.6%)
Cayman Islands (0.2%)
ASIF II, Series E, (MTN)
1.20%, due 03/20/2008	JPY	90,000	789
France (0.9%)
ERAP, Series E
3.38%, due 04/25/2008	EUR	1,250	1,591
Unedic
3.50%, due 09/18/2008	EUR	1,250	1,591
Germany (1.4%)
Kreditanstalt fuer Wiederaufbau, Series E
4.50%, due 12/07/2008	GBP	2,000	3,691
Norddeutsche Landesbank Girozentrale, Series E
0.45%, due 01/19/2009	JPY	150,000	1,296

India (0.4%)
Tata Motors, Ltd.
1.00%, due 04/27/2011		750	840
ZEE Telefilms, Ltd.
0.50%, due 04/29/2009		590	677
Japan (0.2%)
Bank of Kyoto Ltd. (The)
1.90%, due 09/30/2009	JPY	44,000	722
Malaysia (0.1%)
Johor Corp.
1.00%, due 07/31/2009	MYR	925	278
TNB Capital L, Ltd.
2.63%, due 11/20/2007		165	190
Supra National (0.4%)
European Investment Bank, Series E
Zero Coupon, due 05/01/2008	BRL	4,000	1,443
Taiwan (0.0%)
Shin Kong Financial Holding Co., Ltd.
Zero Coupon, due 06/17/2009		20	21
United States (3.0%)
DAX Index Linked Note (Eksportfinans ASA)
Zero Coupon, due 10/19/2007 (c)		1,400	1,312
Freddie Mac
5.48%, due 05/16/2008		1,400	1,398
McMoRan Exploration Co.
5.25%, due 10/06/2011		370	464
Nabi Biopharmaceuticals
2.88%, due 04/15/2025		80	65
TOPIX Index Linked Note (Rabobank Nederland New York Branch)
Zero Coupon, due 07/30/2007 (d)		1,400	1,529
Zero Coupon, due 08/03/2007 (d)		1,400	1,492
Zero Coupon, due 01/28/2008 (d)		3,250	3,138
TOPIX Index Linked Note (The Goldman Sachs Group, Inc.)
Zero Coupon, due 02/16/2008 (d)		1,600	1,456
Total Corporate Debt Securities (cost: $23,756)			23,983
CONVERTIBLE BOND (0.6%)
Bermuda (0.1%)
Hongkong Land CB 2005, Ltd.
2.75%, due 12/21/2012		200,000	228
Noble Group, Ltd.
0.90%, due 04/20/2009		70,000	71
Canada (0.0%)
Bema Gold Corp.
3.25%, due 02/25/2011		30,000	39
Cayman Islands (0.1%)
YTL Power Finance Cayman, Ltd.
Zero Coupon, due 05/09/2010		200,000	210
India (0.1%)
Gujarat NRE Coke, Ltd.
Zero Coupon, due 04/12/2011		100,000	87
Housing Development Finance Corp.
Zero Coupon, due 09/27/2010		300,000	318
Malaysia (0.1%)
Feringghi Capital, Ltd.
Zero Coupon, due 12/22/2009		300,000	311
IOI Investment Berhad
Zero Coupon, due 09/18/2009		40,000	60
Taiwan (0.1%)
Taiwan Cement Corp.
Zero Coupon, due 03/03/2009		325,000	407
United States (0.0%)
Cell Genesys, Inc., Senior Note
3.13%, due 11/01/2011		70,000	53

Virgin Islands (Br) (0.1%)
Beijing Enterprises Investment, Ltd.
Zero Coupon, due 12/21/2010	345,000	364
Total Convertible Bond (cost: $2,097)		2,148

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
United States (0.2%)
Fannie Mae	8	741
Total Convertible Preferred Stocks (cost: $736)		741

PREFERRED STOCKS (1.1%)
Brazil (0.2%)
All America Latina Logistica SA	2,900	196
Cia Brasileira de Distribuicao Grupo Pao de Acucar	3,278,500	99
Usinas Siderurgicas de Minas Gerais SA-Class A	6,300	217
United States (0.9%)
Morgan Stanley Group, Inc.	3,117,000	3,226
Total Preferred Stocks (cost: $3,529)		3,738

COMMON STOCKS (49.5%)
Australia (0.8%)
BHP Billiton, Ltd.	20,500	436
Coca-Cola Amatil, Ltd.	21,900	115
Great Southern Plantations, Ltd.	33,800	62
Macquarie Airports	43,500	103
Macquarie Bank, Ltd.	9,800	464
Macquarie Infrastructure Group (e)	244,000	509
Macquarie Infrastructure Group ‡ m	81,333	65
Newcrest Mining, Ltd.	10,200	150
Rio Tinto, Ltd.	6,800	387
Transurban Group	52,500	285
Woodside Petroleum, Ltd.	4,100	134
Zinifex, Ltd.	20,800	168
Belgium (0.5%)
AGFA-Gevaert NV	13,605	315
RHJ International ‡	39,600	810
RHJ International-144A	26,600	544
Bermuda (1.1%)
Accenture, Ltd.-Class A	300	9
Cheung Kong Infrastructure Holdings, Ltd.	104,000	323
Endurance Specialty Holdings, Ltd.	20,300	616
Everest Re Group, Ltd.	700	66
Foster Wheeler, Ltd. ‡	30,000	1,144
IPC Holdings, Ltd.	10,000	288
Platinum Underwriters Holdings, Ltd.	13,900	393
RenaissanceRe Holdings, Ltd.	6,800	352
Tyco International, Ltd.	25,300	660
Weatherford International, Ltd. ‡	4,200	197
Brazil (1.2%)
Braskem SA-Class A	12,500	66
Cia Energetica de Minas Gerais, ADR	3,100	135
Cia Vale do Rio Doce-Class A, ADR	14,200	283
Companhia de Saneamento de Minas Gerais	13,300	106
Cosan SA Industria e Comercio ‡	3,400	220
Datasul ‡	24,000	177
Localiza Rent A CAR	5,800	119
Obrascon Huarte Lain Brasil SA ‡	12,600	152
Petroleo Brasileiro SA, ADR	10,800	895
Petroleo Brasileiro SA, ADR	17,200	1,580
Submarino SA	4,700	88
Totvs SA ‡	8,300	121
Uniao de Bancos Brasileiros SA, GDR	1,800	125
Vivo Participacoes SA, ADR	52,500	132

Canada (1.4%)
Alamos Gold, Inc. ‡	44,500	366
Alcan, Inc.	200	9
Barrick Gold Corp.	7,795	240
Bema Gold Corp. ‡	150,400	858
Canadian Pacific Railway, Ltd.	5,200	249
Canadian Pacific Railway, Ltd.	18,500	884
Inco, Ltd.	6,100	474
Kinross Gold Corp. ‡	27,400	317
Petro-Canada	5,600	251
Rogers Communications, Inc.-Class B	14,200	606
Sun Life Financial, Inc.	200	8
Suncor Energy, Inc.	6,100	494
Suncor Energy, Inc.	400	32
Talisman Energy, Inc.	4,500	77
Cayman Islands (0.8%)
ACE, Ltd.	11,800	608
Chaoda Modern Agriculture	92,400	50
GlobalSantaFe Corp.	11,300	621
Noble Corp.	4,200	301
Seagate Technology ‡	400	9
Transocean, Inc. ‡	2,300	178
XL Capital, Ltd.-Class A	15,900	1,013
Chile (0.0%)
Enersis SA, Chile, Sponsored ADR	8,100	96
China (0.5%)
China Life Insurance Co., Ltd., ADR	2,600	176
China Shenhua Energy Co., Ltd.-Class H	218,000	392
Guangshen Railway Co., Ltd.-Class H	1,248,200	501
Hainan Meilan International Airport Co., Ltd.	112,000	54
Ping An Insurance Group Co. of China, Ltd.	35,000	117
Shanghai Electric Group Corp.-Class H	508,000	190
Yanzhou Coal Mining Co., Ltd.	479,400	337
Finland (0.2%)
Fortum Oyj	27,474	744
France (1.5%)
Alcatel SA, Sponsored ADR ‡	6,000	68
BNP Paribas	8,451	822
Carrefour SA	9,622	599
Credit Agricole SA	18,323	736
Electricite de France	7,755	399
France Telecom SA	18,800	393
Peugeot SA	7,079	371
Renault SA	6,082	664
Total SA	12,979	882
Vinci SA	5,425	551
Germany (1.3%)
Allianz AG	4,219	662
BASF AG	6,544	526
Bayer AG	10,816	532
Deutsche Post AG	16,023	396
Deutsche Postbank AG	2,578	188
Hochtief AG	7,107	375
RWE AG	6,660	585
Siemens AG	9,690	780
ThyssenKrupp AG	17,162	600
Hong Kong (0.7%)
Beijing Enterprises Holdings, Ltd.	104,100	165
Cheung Kong Holdings, Ltd. (e)	38,500	417
Denway Motors, Ltd.	206,000	66
Hutchison Whampoa, Ltd.	81,000	739
Shanghai Industrial Holdings, Ltd.	60,100	117
Sun Hung Kai Properties, Ltd.	46,300	487
Wharf Holdings, Ltd.	95,000	353

Hungary (0.1%)
Mol Magyar Olaj- es Gazipari Rt.	3,412	378
India (1.4%)
Bajaj Auto, Ltd.	4,700	250
Container Corp. of India	9,600	334
Gujarat Ambuja Cements, Ltd.	142,400	320
Hindustan Petroleum Corp.	6,450	31
Housing Development Finance Corp.	17,600	444
Infosys Technologies, Ltd.	12,900	458
Karnataka Bank, Ltd.	23,500	48
Reliance Capital, Ltd.	4,950	44
Reliance Communication, Ltd. ‡	109,700	619
Reliance Energy, Ltd.	6,525	63
Reliance Industries, Ltd.	105,700	2,223
Reliance Natural Resources, Ltd. ‡	120,400	53
State Bank of India, Ltd.	12,400	216
Wockhardt, Ltd.	4,800	35
Ireland (0.2%)
Allied Irish Banks PLC	22,697	550
Allied Irish Banks PLC	8,328	201
Israel (0.2%)
ECI Telecom, Ltd. ‡	65,600	440
Ectel, Ltd. ‡	4,795	21
Teva Pharmaceutical Industries, Ltd., ADR	6,323	209
Italy (0.8%)
Capitalia SpA	48,118	404
Enel SpA	46,233	408
ENI-Ente Nazionale Idrocarburi SpA	32,496	998
Telecom Italia SpA RNC	216,177	521
UniCredito Italiano SpA (e)	92,669	713
Japan (6.8%)
Aioi Insurance Co., Ltd.	163,000	1,272
Ajinomoto Co., Inc.	31,600	356
Asahi Glass Co., Ltd.	24,000	308
Bank of Fukuoka, Ltd. (The)	57,300	428
Bank of Yokohama, Ltd. (The)	43,000	345
Canon, Inc.	14,700	708
Chubu Electric Power Co., Inc.	8,100	197
Coca-Cola Central Japan Co., Ltd.	30	260
Coca-Cola West Japan Co., Ltd.	26,171	488
Credit Saison Co., Ltd. (e)	10,500	456
East Japan Railway Co.	59	440
Fanuc, Ltd.	1,500	125
Hokkaido Coca-Cola Bottling Co., Ltd.	15,000	97
Honda Motor Co., Ltd.	6,500	215
House Foods Corp.	5,100	77
Japan Tobacco, Inc.	105	403
JGC Corp.	30,000	498
Kinden Corp.	30,000	233
Kubota Corp.	64,400	593
Mikuni Coca-Cola Bottling Co., Ltd.	28,000	292
Millea Holdings, Inc.	105	2,037
Ministop Co., Ltd.	4,100	77
Mitsubishi Corp.	35,000	719
Mitsubishi Tokyo Financial Group, Inc.	40	566
Mitsui Sumitomo Insurance Co., Ltd.	142,000	1,675
Murata Manufacturing Co., Ltd.	8,200	543
Nipponkoa Insurance Co., Ltd.	128,800	1,067
Nomura Holdings, Inc.	27,400	487
NTT DoCoMo, Inc.	625	912
NTT Urban Development Corp.	51	385
Okumura Corp.	80,000	417
Rinnai Corp.	3,600	90
Rohto Pharmaceutical Co., Ltd.	17,000	160
Seven & I Holdings Co., Ltd.	21,000	734
Shin-Etsu Chemical Co., Ltd.	10,500	609

Shinsei Bank, Ltd.	56,000	350
Shionogi & Co., Ltd.	18,000	342
Sumitomo Chemical Co., Ltd.	76,700	607
Sumitomo Mitsui Financial Group, Inc.	90	960
Suzuki Motor Corp.	43,500	1,066
Takeda Pharmaceutical Co., Ltd.	18,500	1,196
Tanabe Seiyaku Co., Ltd.	20,000	263
Toho Co., Ltd.	25,800	540
Tokyo Gas Co., Ltd.	137,000	682
Toyota Industries Corp.	9,200	373
Malaysia (0.5%)
British American Tobacco Malaysia Berhad	23,000	266
IOI Corp. Berhad	115,000	513
Malakoff Berhad	20,500	54
Maxis Communications Berhad	92,400	219
PLUS Expressways Berhad	78,300	58
Telekom Malaysia Berhad	51,000	126
Tenaga Nasional Berhad	166,250	416
Mexico (0.2%)
Fomento Economico Mexicano SA de CV, Sponsored ADR	4,000	351
Grupo Televisa SA, Sponsored ADR	28,400	526
Netherland Antilles (0.2%)
Schlumberger, Ltd.	11,600	775
Netherlands (0.4%)
Chicago Bridge & Iron Co. NV	2,700	66
ING Groep NV	22,018	893
Mittal Steel Co. NV	6,491	220
Royal Dutch Shell PLC- Class A, ADR	4,200	297
New Zealand (0.1%)
Contact Energy, Ltd.	23,500	102
Telecom Corp. of New Zealand, Ltd.	41,100	103
Norway (0.2%)
Statoil ASA	18,148	537
Panama (0.4%)
McDermott International, Inc. ‡	28,550	1,300
Puerto Rico (0.0%)
Santander BanCorp	1,300	29
Singapore (1.1%)
Capitaland, Ltd.	201,000	523
Fraser and Neave, Ltd.	176,000	451
Keppel Corp., Ltd.	104,700	1,016
Keppel Land, Ltd.	125,700	313
MobileOne, Ltd.	257,000	336
Oversea-Chinese Banking Corp.	65,000	262
Parkway Holdings, Ltd.	177,000	287
Singapore Telecommunications, Ltd.	539,900	887
South Africa (0.1%)
Gold Fields, Ltd., Sponsored ADR	11,700	244
Sasol, Ltd.	4,000	144
South Korea (1.6%)
Cheil Industries, Inc.	4,700	173
CJ Corp.	4,500	457
Korea Electric Power Corp.	14,400	539
KT Corp., ADR	46,800	1,009
KT&G Corp.	14,100	850
Lotte Shopping Co., GDR-144A ‡	3,600	62
LS Cable, Ltd.	7,500	264
Nong Shim Co., Ltd.	500	119
POSCO	3,300	805
POSCO, ADR	6,200	383
Pusan Bank	16,400	215
Samsung Fine Chemicals Co., Ltd.	12,600	281
SK Telecom Co., Ltd.	2,200	457

Spain (0.2%)
Banco Bilbao Vizcaya Argentaria SA	24,849	529
Cintra Concesiones de Infraestructuras de Transporte SA	9,000	114
Telefonica SA, Sponsored ADR	4,000	203
Sweden (0.4%)
Investor AB-Class B	33,485	612
Svenska Handelsbanken AB-Class A	18,946	479
TeliaSonera AB	66,872	374
Switzerland (0.3%)
Credit Suisse Group	12,491	699
Swiss Reinsurance (e)	7,159	515
Taiwan (0.6%)
Cathay Financial Holding Co., Ltd.	145,000	310
Chinatrust Financial Holding	60,000	47
Chunghwa Telecom Co., Ltd.	75,000	138
Chunghwa Telecom Co., Ltd., ADR	41,500	771
Delta Electronics, Inc.	172,400	465
Fubon Financial Holding Co., Ltd.	224,000	177
SinoPac Financial Holdings Co., Ltd.	236,000	115
Taishin Financial Holdings Co., Ltd. ‡	192,000	106
Thailand (0.6%)
Bangkok Expressway PCL	101,600	56
Hana Microelectronics PCL	215,500	139
Land and Houses PCL	657,100	129
PTT Exploration & Production PCL	128,500	397
PTT PCL	92,400	576
Siam Cement PCL	61,600	368
Siam City Cement PCL	13,200	75
Siam Commercial Bank PCL	354,400	539
Thai Union Frozen Products PCL	67,700	43
United Kingdom (3.0%)
Aviva PLC	55,844	749
BAE Systems PLC	73,006	487
Barclays PLC	77,787	912
BP PLC	59,505	717
Cadbury Schweppes PLC, ADR	13,100	514
Deutsche Bank AG Rights, Expires 9/15/2006	98,020	22
Diageo PLC, Sponsored ADR	4,000	281
Guinness Peat Group PLC	74,470	121
HBOS PLC	58,547	1,065
HSBC Holdings PLC	55,621	1,008
HSBC Holdings PLC	25,200	454
Kesa Electricals PLC	76,475	441
Prudential PLC	47,991	504
Royal Bank of Scotland Group PLC	17,032	554
Royal Dutch Shell PLC-Class B	29,842	1,098
Vodafone Group PLC	580,297	1,260
Vodafone Group PLC, ADR	24,325	527
Vodafone Group PLC-Class B m	663,197	186
United States (20.1%)
3Com Corp. ‡	65,900	312
Aames Investment Corp. REIT	4,100	20
Abbott Laboratories	9,000	430
Advanced Micro Devices, Inc. ‡	300	6
AES Corp. (The) ‡	12,100	240
Aetna, Inc.	10,450	329
Agere Systems, Inc. ‡	3,000	44
Alcoa, Inc.	31,300	937
Allegheny Technologies, Inc.	200	13
Alliance One International, Inc.	21,900	86
Allstate Corp. (The)	7,100	403
ALLTEL Corp.	9,500	524
Alon USA Energy, Inc.	1,600	61
Altria Group, Inc.	8,600	688
American International Group, Inc.	42,000	2,548
Ameriprise Financial, Inc.	200	9

AmerisourceBergen Corp.	3,000	129
Amgen, Inc. ‡	1,200	84
AMR Corp. ‡	400	9
Andrx Corp. ‡	5,700	136
Arch Coal, Inc.	7,600	288
Archer-Daniels-Midland Co.	300	13
Assurant, Inc.	4,400	212
AT&T, Inc.	18,400	552
Automatic Data Processing, Inc.	4,000	175
Avon Products, Inc.	7,100	206
Baker Hughes, Inc.	1,400	112
Bank of America Corp.	16,100	830
Bank of New York Co., Inc. (The)	9,200	309
Bausch & Lomb, Inc.	6,400	303
Baxter International, Inc.	5,000	210
Bear Stearns Cos. Inc. (The)	100	14
BellSouth Corp.	6,100	239
Best Buy Co., Inc.	200	9
Boeing Co. (The)	100	8
Borland Software Corp. ‡	8,100	45
Boston Scientific Corp. ‡	8,800	150
Bristol West Holdings, Inc.	3,400	49
Bristol-Myers Squibb Co.	18,200	436
CA, Inc.	56,000	1,174
Cardinal Health, Inc.	100	7
Career Education Corp. ‡	14,600	416
CBS Corp.-Class B	5,100	140
Chevron Corp.	14,800	974
Chubb Corp.	200	10
Cigna Corp.	1,600	146
Cincinnati Bell, Inc. ‡	8,100	33
Circuit City Stores, Inc.	400	10
Cirrus Logic, Inc. ‡	17,300	121
Cisco Systems, Inc. ‡	103,700	1,851
CIT Group, Inc.	200	9
Citigroup, Inc.	30,800	1,488
CMS Energy Corp. ‡	4,900	69
Coca-Cola Co. (The)	12,300	547
Comcast Corp.-Class A ‡	17,100	588
Comverse Technology, Inc. ‡	3,100	60
ConAgra Foods, Inc.	11,700	252
ConocoPhillips	12,800	879
Consol Energy, Inc.	3,200	132
Constellation Brands, Inc.-Class A ‡	8,500	208
Consumer Staples Select Sector SPDR Fund	32,700	803
Corinthian Colleges, Inc. ‡	30,000	403
Corning, Inc. ‡	5,300	101
Crown Holdings, Inc. ‡	12,100	202
CSX Corp.	20,800	1,262
Cummins, Inc.	100	12
CVS Corp.	8,100	265
Darden Restaurants, Inc.	200	7
Darwin Professional Underwriters, Inc. ‡	2,600	49
Devon Energy Corp.	4,000	259
Discovery Holding Co.-Class A ‡	1,300	17
Disney (Walt) Co. (The)	300	9
du Pont (E.I.) de Nemours & Co.	5,600	222
Dynegy, Inc.-Class A ‡	20,200	114
eBay, Inc. ‡	11,500	277
El Paso Corp.	105,000	1,680
Embarq Corp. ‡	965	44
ENSCO International, Inc.	6,000	277
Extreme Networks ‡	15,000	57
Exxon Mobil Corp.	48,500	3,285
Fannie Mae	6,300	302

FedEx Corp.	1,200	126
Fifth Third Bancorp	8,100	309
Foundation Coal Holdings, Inc.	10,000	381
Freeport-McMoRan Copper & Gold, Inc.-Class B	6,400	349
Freescale Semiconductor, Inc.-Class B ‡	300	9
Friedman Billings Ramsey Group, Inc.-Class A	47,200	433
General Communication-Class A ‡	14,500	173
General Dynamics Corp.	2,000	134
General Electric Co.	84,800	2,772
Genesis Microchip, Inc. ‡	8,900	120
Goldman Sachs Group, Inc. (The)	100	15
Halliburton Co.	8,400	280
Hartford Financial Services Group, Inc. (The)	3,300	280
HCA, Inc.	8,100	398
Health Care Select Sector SPDR Fund	32,800	1,045
Health Management Associates, Inc.-Class A	2,100	43
Healthsouth Corp. ‡	27,600	109
Hess Corp.	5,400	286
Hewlett-Packard Co.	12,100	386
Humana, Inc. ‡	5,175	289
Intel Corp.	19,500	351
International Business Machines Corp.	12,800	991
International Coal Group, Inc. ‡	7,400	50
International Paper Co.	11,200	385
iShares Dow Jones US Telecommunications Sector Index Fund	13,300	348
iShares MSCI South Korea Index Fund	2,200	99
JC Penney Co., Inc.	200	13
JDS Uniphase Corp. ‡	50,600	108
Johnson & Johnson	24,400	1,526
JP Morgan Chase & Co.	4,000	182
Kerr-McGee Corp.	20,800	1,460
Key Energy Services, Inc. ‡	12,600	186
King Pharmaceuticals, Inc. ‡	800	14
KPR Private Equity Inv, LP (e)	20,001	470
Lehman Brothers Holdings, Inc.	1,000	65
Leucadia National Corp.	400	11
Lexmark International, Inc. ‡	9,200	497
Liberty Global, Inc.-Class A ‡	1,907	42
Liberty Global, Inc.-Series C ‡	1,934	41
Liberty Media Holding Corp.-Capital-Class A ‡	655	53
Liberty Media Holding Corp.-Interactive-Class A ‡	3,275	54
Lilly (Eli) & Co.	6,300	358
Limited Brands, Inc.	400	10
Lincoln National Corp.	200	11
Loews Corp.- Carolina Group	200	11
Macquarie Infrastructure Co. Trust	35,000	898
Manor Care, Inc.	5,500	275
Marathon Oil Corp.	10,100	915
Marsh & McLennan Cos., Inc.	5,100	138
Mattel, Inc.	8,100	146
Maverick Tube Corp. ‡	4,600	293
McDonald’s Corp.	25,300	895
McGraw-Hill Cos., Inc. (The)	200	11
Medco Health Solutions, Inc. ‡	4,400	261
Mellon Financial Corp.	700	25
Merck & Co., Inc.	20,400	822
Micron Technology, Inc. ‡	600	9
Microsoft Corp.	86,900	2,088
Mirant Corp. ‡	11,600	308
Molson Coors Brewing Co.-Class B	3,800	272
Morgan Stanley	11,900	791
Motorola, Inc.	45,600	1,038
Murphy Oil Corp.	6,000	309
National Oilwell Varco, Inc. ‡	3,200	215

Newmont Mining Corp.	4,000	205
Noble Energy, Inc.	3,400	172
Nordstrom, Inc.	300	10
Norfolk Southern Corp.	8,700	378
Novell, Inc. ‡	90,300	586
NTL, Inc.	10,000	229
Nucor Corp.	200	11
NVIDIA Corp. ‡	400	9
Occidental Petroleum Corp.	6,000	647
Office Depot, Inc. ‡	300	11
Panera Bread Co.-Class A ‡	4,000	209
Pfizer, Inc.	45,900	1,193
PG&E Corp.	200	8
Pogo Producing Co.	5,600	248
PPL Corp.	12,200	415
Procter & Gamble Co.	4,500	253
Prudential Financial, Inc.	1,400	110
Quanta Services, Inc. ‡	20,200	322
Qwest Communications International ‡	1,400	11
Ralcorp Holdings, Inc. ‡	4,000	167
Reynolds American, Inc.	100	13
Rockwell Automation, Inc.	100	6
Rowan Cos., Inc.	7,300	247
Sara Lee Corp.	8,500	144
Schering-Plough Corp.	14,000	286
Sears Holdings Corp. ‡	100	14
Senomyx, Inc. ‡	9,800	137
Smurfit-Stone Container Corp. ‡	13,400	136
Southern Copper Corp.	1,400	135
Sprint Nextel Corp.	44,900	889
St. Paul Travelers Cos., Inc. (The)	15,600	714
Staples, Inc.	400	9
Starbucks Corp. ‡	300	10
Stone Energy Corp. ‡	4,700	220
Sun Microsystems, Inc. ‡	101,100	440
SUPERVALU, Inc.	4,272	116
Telecom HOLDRs Trust	3,900	121
Tellabs, Inc. ‡	5,300	50
Tenet Healthcare Corp. ‡	22,300	132
Textron, Inc.	100	9
TIBCO Software, Inc. ‡	23,100	184
Tidewater, Inc.	2,100	100
Time Warner, Inc.	11,100	183
Triad Hospitals, Inc. ‡	3,500	136
Tribune Co.	3,300	98
Tronox, Inc.-Class B	1,875	25
TXU Corp.	4,600	295
Unifi, Inc. ‡	35,900	102
Union Pacific Corp.	10,100	859
UnitedHealth Group, Inc.	9,925	475
Utilities Select Sector SPDR Fund	44,800	1,516
Valeant Pharmaceuticals International	13,900	240
Ventas, Inc. REIT	3,000	107
Verizon Communications, Inc.	37,800	1,278
Viacom, Inc.-Class B ‡	5,100	178
Vietnam Enterprise Investments, Ltd. m	343,200	343
Vodafone Group PLC m	27,800	—	☐
W.R. Berkley Corp.	200	7
Wachovia Corp.	4,600	247
Walgreen Co.	4,000	187
Wal-Mart Stores, Inc.	4,000	178
Washington Mutual, Inc.	6,100	273
Waste Management, Inc.	300	10
Waters Corp. ‡	3,100	126
Watson Pharmaceuticals, Inc. ‡	2,700	60

WellPoint, Inc. ‡	4,050	302
Wells Fargo & Co.	8,400	608
Wendy’s International, Inc.	3,000	180
Williams Cos., Inc. (The)	1,200	29
Windstream Corp.	8,122	102
Wyeth	9,500	460
Total Common Stocks (cost: $169,607)		178,773

		Principal	Value
SHORT-TERM OBLIGATIONS (14.1%)
Europe (5.4%)
Eurodollar Time Deposit
2.85%, due 08/04/2006	EUR	2,630	3,357
2.83%, due 08/11/2006	EUR	2,507	3,199
2.86%, due 08/18/2006	EUR	2,501	3,192
2.85%, due 08/25/2006	EUR	2,532	3,231
2.96%, due 09/08/2006	EUR	2,508	3,201
2.99%, due 09/15/2006	EUR	2,512	3,206
Singapore (0.4%)
Singapore Dollar Time Deposit
3.62%, due 08/04/2006	SGD	2,004	1,271
Switzerland (0.7%)
Swiss Franc Time Deposit
1.30%, due 08/11/2006	CHF	806	655
1.34%, due 08/25/2006	CHF	2,470	2,006
United States (7.6%)
Merrill Lynch Money Market Mutual Fund
5.05%, due 06/15/2007		27,548	27,548
Total Short-Term Obligations (cost: $50,604)			50,866

	Contracts t	Value
PURCHASED OPTIONS (0.0%)
Put Options (0.0%)
S&P 500 Index	4	7
Put Strike $1,260.00
Expires 09/16/2006
S&P 500 Index	16	22
Put Strike $1,250.00
Expires 09/16/2006
Total Purchased Options (cost: $44)		29
Total Investment Securities (cost: $343,675) #		$354,082

	Contracts t	Value
WRITTEN OPTIONS (-0.3%)
Covered Call Options (-0.3%)
3Com Corp.	197	(10)
Call Strike $5.00
Expires 01/20/2007
Arch Coal, Inc.	76	(45)
Call Strike $37.50
Expires 01/20/2007
Bausch & Lomb, Inc.	14	(7)
Call Strike $45.00
Expires 10/21/2006
Bausch & Lomb, Inc.	30	(11)
Call Strike $50.00
Expires 01/20/2007
Bausch & Lomb, Inc.	20	(20)
Call Strike $45.00
Expires 01/19/2008
Career Education Corp.	60	(16)
Call Strike $30.00
Expires 01/20/2007
Career Education Corp.	72	(7)
Call Strike $35.00
Expires 01/20/2007

CBS Corp.-Class B	32	(6)
Call Strike $27.50
Expires 01/20/2007
Chicago Bridge & Iron Co. NV	27	(7)
Call Strike $25.00
Expires 01/20/2007
Corinthian Colleges, Inc.	300	(59)
Call Strike $12.50
Expires 01/20/2007
eBay, Inc.	61	(47)
Call Strike $20.00
Expires 01/19/2008
eBay, Inc.	54	(28)
Call Strike $25.00
Expires 01/19/2008
Extreme Networks	150	(2)
Call Strike $5.00
Expires 01/20/2007
Fannie Mae	6	(2)
Call Strike $50.00
Expires 01/20/2007
Foundation Coal Holdings, Inc.	36	(5)
Call Strike $50.00
Expires 12/16/2006
Kerr-McGee Corp.	100	(203)
Call Strike $50.00
Expires 01/20/2007
Lexmark International, Inc.	71	(58)
Call Strike $50.00
Expires 01/20/2007
McDermott International, Inc.	21	(36)
Call Strike $36.63
Expires 01/20/2007
McDonald’s Corp.	147	(38)
Call Strike $35.00
Expires 01/20/2007
Motorola, Inc.	256	(55)
Call Strike $22.50
Expires 01/20/2007
Motorola, Inc.	158	(85)
Call Strike $20.00
Expires 01/19/2008
Murphy Oil Corp.	30	(17)
Call Strike $50.00
Expires 01/20/2007
Norfolk Southern Corp.	74	(44)
Call Strike $40.00
Expires 01/20/2007
Novell, Inc.	813	(30)
Call Strike $7.50
Expires 01/20/2007
Panera Bread Co.	21	— ☐
Call Strike $65.00
Expires 08/19/2006
Panera Bread Co.	19	(17)
Call Strike $55.00
Expires 01/19/2008
Pfizer, Inc.	68	(15)
Call Strike $25.00
Expires 01/20/2007
Pogo Producing Co.	56	(9)
Call Strike $50.00
Expires 01/20/2007

Sprint Nextel Corp.	177	(36)
Call Strike $22.50
Expires 01/19/2008
Tellabs, Inc.	53	(2)
Call Strike $12.50
Expires 01/20/2007
TIBCO Software, Inc.	78	(9)
Call Strike $7.50
Expires 01/20/2007
Valeant Pharmaceuticals International	139	(44)
Call Strike $15.00
Expires 01/20/2007
Vodafone Group PLC	72	(19)
Call Strike $20.00
Expires 01/20/2007
Put Options (0.0%)
S&P 500 Index	4	(3)
Put Strike $1,210.00
Expires 09/16/2006
S&P 500 Index	4	(2)
Put Strike $1,200.00
Expires 09/16/2006
S&P 500 Index	4	(4)
Put Strike $1,225.00
Expires 09/16/2006
S&P 500 Index	8	(3)
Put Strike $1,175.00
Expires 09/16/2006
Total Written Options (premiums: $1,058)		(1,001)

NOTES TO SCHEDULE OF INVESTMENTS:

❖	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed short index option contracts written by the Fund.
d

At July 31, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at July 31, 2006 is $2,393.

(a)	Redemption linked to Federative Republic of Brazil NTN-B Bonds due 5/15/2009.
(b)	Redemption linked to Federative Republic of Brazil NTN-B Bonds due 08/15/2010.
(c)	Enhanced Participation Notes. Redemption linked to DAX Index.
(d)	Enhanced Participation Notes. Redemption linked to TOPIX Index.
(e)	Passive Foreign Investment Company.
‡	Non-income producing.
t	Contract amounts are not in thousands.
☐	Value is less than $1.
m	Securities valued as determined in good faith in accordance with procedures established by Transamerica IDEX Mutual Funds’ Board of Trustees.

#

Aggregate cost for Federal income tax purposes is $343,689. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,042 and $7,649, respectively. Net unrealized appreciation for tax purposes is $10,393.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $3,664 or 1.0% of the net assets of the Fund.

ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great British Pound
GDR	Global Depositary Receipt
HDK	Hong Kong Dollar
JPY	Japanese Yen
MTN	Medium-Term Note
MYR	Malaysian Ringgit
NZD	New Zealand dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RNC	Risparmio Non Convertibili (Non Convertible Savings Shares)
SEK	Swedish Krona
SGD	Singapore Dollar

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)
10 Year Japan Government Bond	(6)	09/20/2006	$(6,921)	$5
Dax Index	3	09/15/2006	546	24
DJ EURO STOXX 50 Index	177	09/15/2006	8,346	340
FTSE 100 Index	29	09/15/2006	3,203	144
S&P 500 Index	(1)	09/14/2006	(320)	(8)
S&P/TSE 60 Index	7	09/14/2006	829	21
SPI 200 Index	4	09/15/2006	381	(1)
TOPIX Index	22	09/07/2006	3,019	47
			$9,083	$572

1

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Indian Rupee	(49,752)	08/24/2006	$(1,060)	$(8)
			$(1,060)	$(8)

1

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS

July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
U.S. Government & Agency	19.6%	$70,536
Short-Term Invesments	14.1%	50,866
Commercial Banks	10.0%	36,171
Sovereign Government	6.0%	21,608
Insurance	4.6%	16,686
Oil & Gas Extraction	3.8%	13,885
Telecommunications	3.8%	13,645
Security & Commodity Brokers	3.1%	11,061
Petroleum Refining	2.7%	9,671
Pharmaceuticals	2.4%	8,767
Chemicals & Allied Products	1.6%	5,651
Computer & Data Processing Services	1.5%	5,537
Railroads	1.4%	5,103
Computer & Office Equipment	1.4%	4,932
Metal Mining	1.3%	4,652
Electric Services	1.1%	4,116
Holding & Other Investment Offices	1.1%	4,094
Investment Companies	1.1%	3,933
Automotive	1.1%	3,845
Construction	1.0%	3,706
Primary Metal Industries	1.0%	3,489
Electronic & Other Electric Equipment	0.9%	3,237
Business Services	0.9%	3,116
Food & Kindred Products	0.8%	3,049
Beverages	0.8%	2,911
Gas Production & Distribution	0.7%	2,505
Life Insurance	0.7%	2,490
Electronic Components & Accessories	0.6%	2,267
Mortgage Bankers & Brokers	0.6%	2,255
Communications Equipment	0.5%	1,756
Mining	0.5%	1,668
Tobacco Products	0.5%	1,629
Industrial Machinery & Equipment	0.4%	1,586
Radio & Television Broadcasting	0.4%	1,488
Engineering & Management Services	0.4%	1,487
Health Services	0.4%	1,381
Real Estate	0.3%	1,220
Stone, Clay & Glass Products	0.3%	1,171
Restaurants	0.3%	1,093
Business Credit Institutions	0.3%	1,074
Food Stores	0.3%	984
Retail Trade	0.3%	945
Educational Services	0.2%	818
Wholesale Trade Durable Goods	0.2%	781
Instruments & Related Products	0.2%	750
Motion Pictures	0.2%	740
Insurance Agents, Brokers & Service	0.2%	707
Aerospace	0.2%	638
Communication	0.2%	630
Residential Building Construction	0.2%	616
Paper & Allied Products	0.2%	583
Agriculture	0.2%	562
Electric, Gas & Sanitary Services	0.2%	540
Radio, Television & Computer Stores	0.1%	460

1

Personal Credit Institutions	0.1%	456
Drug Stores & Proprietary Stores	0.1%	452
Beer, Wine & Distilled Beverages	0.1%	451
Specialty— Real Estate	0.1%	417
Transportation & Public Utilities	0.1%	396
Public Administration	0.1%	380
Medical Instruments & Supplies	0.1%	360
Lumber & Other Building Materials	0.1%	308
Savings Institutions	0.1%	273
Printing & Publishing	0.1%	249
Metal Cans & Shipping Containers	0.1%	202
Apparel Products	0.0%	173
Toys, Games & Hobbies	0.0%	146
Research & Testing Services	0.0%	137
Air Transportation	0.0%	134
Electrical Goods	0.0%	120
Wholesale Trade Nondurable Goods	0.0%	116
Water Transportation	0.0%	100
Manufacturing Industries	0.0%	41
Other	0.0%	29
Apparel & Accessory Stores	0.0%	20
Department Stores	0.0%	13
Amusement & Recreation Services	0.0%	9
Management Services	0.0%	9
Investment Securities, at value	98.0%	354,082
Total Investment Securities	98.0%	$354,082

2

TA IDEX Mercury Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.9%)
Aerospace (2.2%)
Lockheed Martin Corp.	50,000	$3,984
Northrop Grumman Corp.	97,000	6,420
Amusement & Recreation Services (1.7%)
Disney (Walt) Co. (The) †	270,000	8,016
Apparel & Accessory Stores (0.6%)
Nordstrom, Inc.	90,000	3,087
Apparel Products (0.4%)
Jones Apparel Group, Inc.	58,000	1,717
Automotive Dealers (0.6%)
AutoNation, Inc. ‡	143,000	2,817
Beverages (0.7%)
Pepsi Bottling Group, Inc.	96,000	3,192
Business Credit Institutions (1.1%)
CIT Group, Inc.	120,000	5,509
Business Services (0.6%)
Convergys Corp. ‡	121,000	2,309
Manpower, Inc.	9,000	535
Chemicals & Allied Products (1.0%)
Eastman Chemical Co.	69,000	3,424
Procter & Gamble Co.	28,000	1,574
Tronox, Inc.—Class B	2	—	☐
Commercial Banks (7.0%)
Bank of America Corp.	154,000	7,936
Citigroup, Inc.	191,000	9,227
JP Morgan Chase & Co.	366,000	16,697
Communication (0.3%)
DIRECTV Group (The), Inc. ‡	87,000	1,483
Communications Equipment (1.5%)
Avaya, Inc. ‡	141,000	1,306
Motorola, Inc.	267,000	6,077
Computer & Data Processing Services (4.4%)
Checkfree Corp. † ‡	79,000	3,515
Computer Sciences Corp. ‡	91,000	4,767
Compuware Corp. ‡	450,000	3,146
Electronic Data Systems Corp.	66,000	1,577
Fair Isaac Corp.	76,000	2,567
McAfee, Inc. ‡	47,000	1,013
NCR Corp. ‡	26,000	836
Sabre Holdings Corp.	141,000	2,919
Sybase, Inc. ‡	53,000	1,116
Computer & Office Equipment (2.9%)
Hewlett-Packard Co.	235,000	7,499
International Business Machines Corp.	74,000	5,728
Lexmark International, Inc. ‡	14,000	757
Department Stores (0.9%)
JC Penney Co., Inc.	71,000	4,470
Diversified (0.3%)
Honeywell International, Inc.	41,000	1,587
Electronic & Other Electric Equipment (0.8%)
General Electric Co.	117,000	3,825
Electronic Components & Accessories (2.6%)
Intersil Corp.-Class A	90,000	2,116
Micron Technology, Inc. ‡	331,000	5,160
QLogic Corp. ‡	184,000	3,218
Solectron Corp. ‡	662,000	1,999
Fabricated Metal Products (0.0%)
Commercial Metals Co.	9,000	204
Food & Kindred Products (1.5%)
Archer-Daniels-Midland Co.	166,000	7,304
Health Services (1.0%)
Caremark Rx, Inc.	90,000	4,752

1

Industrial Machinery & Equipment (0.8%)
Illinois Tool Works, Inc.	24,000	1,098
SPX Corp.	47,000	2,569
Instruments & Related Products (2.5%)
Agilent Technologies, Inc. ‡	133,000	3,783
Raytheon Co.	118,000	5,318
Rockwell Automation, Inc.	48,000	2,975
Insurance (9.5%)
Aetna, Inc.	171,000	5,385
AMBAC Financial Group, Inc.	66,000	5,485
American Financial Group, Inc. †	53,000	2,232
MGIC Investment Corp.	91,000	5,179
PMI Group, Inc. (The)	97,000	4,119
Principal Financial Group	105,000	5,670
SAFECO Corp. †	81,000	4,351
St. Paul Travelers Cos., Inc. (The)	114,000	5,221
UnumProvident Corp.	150,000	2,435
WellPoint, Inc. ‡	77,000	5,737
Insurance Agents, Brokers & Service (2.1%)
Hartford Financial Services Group, Inc. (The)	57,000	4,836
Humana, Inc. ‡	92,000	5,146
Iron & Steel Foundries (0.8%)
Precision Castparts Corp.	61,000	3,639
Life Insurance (1.7%)
Lincoln National Corp.	7,000	397
Nationwide Financial Services-Class A	14,000	631
Prudential Financial, Inc.	93,000	7,314
Metal Mining (2.2%)
Freeport-McMoRan Copper & Gold, Inc.-Class B †	93,000	5,074
Phelps Dodge Corp.	66,000	5,764
Mortgage Bankers & Brokers (1.3%)
Countrywide Financial Corp.	178,000	6,378
Oil & Gas Extraction (5.8%)
Anadarko Petroleum Corp.	145,000	6,632
Apache Corp.	76,000	5,356
Devon Energy Corp.	113,000	7,304
Occidental Petroleum Corp.	81,000	8,728
Petroleum Refining (19.2%)
Chevron Corp.	224,000	14,735
ConocoPhillips	194,000	13,316
Exxon Mobil Corp.	502,000	34,005
Hess Corp. †	109,000	5,766
Marathon Oil Corp.	83,000	7,523
Sunoco, Inc.	69,000	4,798
Tesoro Corp.	59,000	4,413
Valero Energy Corp.	124,000	8,361
Pharmaceuticals (8.3%)
AmerisourceBergen Corp.	106,000	4,558
Biogen Idec, Inc. ‡	105,000	4,423
Cardinal Health, Inc.	67,000	4,489
McKesson Corp.	55,000	2,771
Merck & Co., Inc.	230,000	9,262
Pfizer, Inc.	559,000	14,528
Primary Metal Industries (2.4%)
Nucor Corp.	119,000	6,327
United States Steel Corp. †	87,000	5,487
Printing & Publishing (0.2%)
American Greetings-Class A	44,000	991
Radio, Television & Computer Stores (0.4%)
Circuit City Stores, Inc.	87,000	2,132
Railroads (1.6%)
CSX Corp.	50,000	3,034
Norfolk Southern Corp.	104,000	4,516
Retail Trade (0.4%)
Dollar Tree Stores, Inc. † ‡	69,000	1,835

2

Security & Commodity Brokers (6.8%)
Bear Stearns Cos. Inc. (The)	45,000	6,384
E*TRADE Financial Corp. ‡	137,000	3,193
Goldman Sachs Group, Inc. (The)	40,000	6,110
Lehman Brothers Holdings, Inc.	115,000	7,469
Morgan Stanley	144,000	9,576
Telecommunications (1.8%)
Citizens Communications Co.	243,000	3,118
Qwest Communications International † ‡	723,000	5,777
Total Common Stocks (cost: $431,406)		483,038

	Principal	Value
SECURITY LENDING COLLATERAL (5.3%)
Debt (5.3%)
Bank Notes (0.2%)
Bank of America
5.31%, due 08/10/2006 *	797	797
Commercial Paper (0.9%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	319	319
Charta LLC-144A
5.38%, due 08/23/2006	319	319
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	319	319
5.41%, due 09/12/2006	319	319
General Electric Capital Corp.
5.26%, due 08/02/2006	797	797
Grampian Funding LLC-144A
5.37%, due 08/21/2006	319	319
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	319	319
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	319	319
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	312	312
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	319	319
5.42%, due 09/19/2006	319	319
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	319	319
Euro Dollar Overnight (0.8%)
Bank of Montreal
5.29%, due 08/03/2006	319	319
Barclays
5.15%, due 08/01/2006	638	638
Fortis Bank
5.29%, due 08/07/2006	638	638
Harris NA
5.29%, due 08/07/2006	638	638
Regions Bank
5.27%, due 08/04/2006	797	797
Svenska Handlesbanken
5.29%, due 08/01/2006	682	682
The Bank of the West
5.25%, due 08/07/2006	319	319
Euro Dollar Terms (1.0%)
Abbey National PLC
5.29%, due 08/11/2006	798	798
Branch Banker &Trust
5.36%, due 08/28/2006	478	478
Calyon
5.30%, due 08/08/2006	319	319
5.37%, due 09/01/2006	638	638

3

Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	319	319
Dexia Group
5.30%, due 08/09/2006	319	319
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	399	399
Toronto Dominion Bank
5.40%, due 09/22/2006	638	638
Wells Fargo
5.40%, due 09/05/2006	798	798
Repurchase Agreements (2.4%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $2,112 on 08/01/2006	2,112	2,112
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $4,751 on 08/01/2006	4,750	4,750
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $532 on 08/01/2006	532	532
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $4,288 on 08/01/2006	4,287	4,287
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $191 on 08/01/2006	191	191

Total Security Lending Collateral (cost: $25,705)		25,705

Total Investment Securities (cost: $457,111) #		$508,743

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $24,892.

‡	Non-income producing.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $12,275, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

☐	Value is less than $1.

#

Aggregate cost for Federal income tax purposes is $457,154. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $59,553 and $7,964, respectively. Net unrealized appreciation for tax purposes is $51,589.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $3,502 or 0.7% of the net assets of the Fund.

4

TA IDEX MFS International Equity

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.5%)
Australia (1.4%)
QBE Insurance Group, Ltd.	29,120	$492
Austria (0.9%)
Erste Bank der Oesterreichischen Sparkassen AG	5,200	300
Bermuda (1.7%)
Esprit Holdings, Ltd.	45,000	342
Li & Fung, Ltd.	124,000	260
Canada (0.8%)
Canadian National Railway Co.	6,960	281
Cayman Islands (1.0%)
Hutchison Telecommunications International, Ltd. ‡	201,000	349
France (21.0%)
Air Liquide	4,610	929
AXA	26,670	919
Credit Agricole SA	18,340	737
Legrand Promesses	10,480	279
L’Oreal SA	1,960	196
LVMH Moet Hennessy Louis Vuitton SA	7,450	748
Pernod-Ricard	3,140	653
Sanofi-Aventis	7,850	746
Schneider Electric SA	11,180	1,148
Total SA	13,730	933
Germany (3.7%)
Bayer AG	11,670	574
E.ON AG	5,880	708
Hong Kong (0.8%)
CNOOC, Ltd.	326,000	277
Indonesia (0.6%)
Bank Central Asia Tbk PT	448,000	206
Italy (3.1%)
Assicurazioni Generali SpA	14,620	522
UniCredito Italiano SpA (a)	73,500	566
Japan (16.1%)
Asahi Glass Co., Ltd.	44,000	565
Bridgestone Corp.	23,000	419
Canon, Inc.	12,400	597
Fanuc, Ltd.	2,500	209
Kao Corp.	14,000	365
Nintendo Co., Ltd.	3,100	580
Nitto Denko Corp.	5,100	371
Omron Corp.	10,700	270
ORIX Corp. (a)	880	231
Ricoh Co., Ltd.	26,000	525
Shinsei Bank, Ltd.	70,000	437
Tokyo Gas Co., Ltd.	56,000	279
Toyota Motor Corp.	14,400	763
Mexico (1.0%)
Grupo Televisa SA, Sponsored ADR	19,600	363
Singapore (1.3%)
Singapore Telecommunications, Ltd.	275,000	452
South Korea (3.2%)
Samsung Electronics Co., Ltd.	1,770	1,126
Spain (3.1%)
Banco Bilbao Vizcaya Argentaria SA	29,430	625
Iberdrola SA	12,250	435
Sweden (1.9%)
Svenska Handelsbanken AB-Class A	8,300	210
Telefonaktiebolaget LM Ericsson-Class B	147,120	463
Switzerland (14.0%)
Actelion NV ‡	1,180	149
Julius Baer Holding AG	5,500	510
Nestle SA	4,022	1,317

1

Roche Holding AG-Genusschein	7,160	1,273
Swiss Reinsurance (a)	8,530	613
UBS AG-Registered	18,243	992
Thailand (0.6%)
Bangkok Bank PCL-(Foreign Registered)	68,400	192
United Kingdom (22.7%)
AstraZeneca PLC	7,840	478
BG Group PLC	19,320	260
BHP Billiton PLC	8,830	167
Diageo PLC	39,140	688
GlaxoSmithKline PLC	31,290	865
Ladbrokes PLC	54,450	393
Next PLC	10,500	335
Reckitt Benckiser PLC	34,620	1,388
Royal Dutch Shell PLC-Class A	15,990	564
Smith & Nephew PLC	42,450	365
Smiths Group PLC	17,660	297
Tesco PLC	127,830	858
William Hill PLC	66,590	735
WPP Group PLC	44,060	521
United States (0.6%)
Synthes, Inc.	1,760	203
Total Common Stocks (cost: $33,162)		34,613
Total Investment Securities (cost: $33,162) #		$34,613

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
(a)	Passive Foreign Investment Company.
#

Aggregate cost for Federal income tax purposes is $33,695. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,245 and $327, respectively. Net unrealized appreciation for tax purposes is $918.

DEFINITIONS:
ADR	American Depositary Receipt

2

TA IDEX MFS International Equity

SCHEDULE OF INVESTMENTS

July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Chemicals & Allied Products	11.0%	$3,824
Commercial Banks	10.9%	3,782
Pharmaceuticals	10.1%	3,512
Beverages	6.0%	2,089
Oil & Gas Extraction	4.7%	1,637
Insurance	4.7%	1,627
Food & Kindred Products	3.8%	1,317
Industrial Machinery & Equipment	3.3%	1,148
Electric Services	3.3%	1,143
Amusement & Recreation Services	3.2%	1,127
Electronic & Other Electric Equipment	3.2%	1,126
Computer & Office Equipment	3.2%	1,122
Security & Commodity Brokers	2.9%	992
Life Insurance	2.6%	919
Food Stores	2.5%	858
Business Services	2.4%	818
Telecommunications	2.3%	801
Automotive	2.2%	763
Electronic Components & Accessories	2.2%	758
Manufacturing Industries	1.7%	580
Medical Instruments & Supplies	1.6%	568
Lumber & Other Building Materials	1.6%	565
Petroleum Refining	1.6%	564
Communications Equipment	1.3%	463
Rubber & Misc. Plastic Products	1.2%	419
Radio & Television Broadcasting	1.0%	363
Wholesale Trade Durable Goods	1.0%	342
Apparel & Accessory Stores	1.0%	335
Railroads	0.8%	281
Gas Production & Distribution	0.8%	279
Transportation Equipment	0.7%	260
Business Credit Institutions	0.7%	231
Investment Securities, at value	99.5%	34,613
Total Investment Securities	99.5%	$34,613

1

TA IDEX Multi-Manager International Fund

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (98.8%) ø
Specialty- Real Estate (7.8%)
TA IDEX Clarion Global Real Estate Securities	417,137	$7,588
World Equity (91.0%)
TA IDEX AllianceBernstein International Value	1,777,270	20,581
TA IDEX Evergreen International Small Cap	1,013,826	15,177
TA IDEX Marsico International Growth	1,184,391	15,551
TA IDEX Mercury Global Allocation	210,356	2,263
TA IDEX Neuberger Berman International	1,562,562	17,235
TA IDEX Oppenheimer Developing Markets	1,715,262	17,547

Total Investment Companies (cost: $98,672) #		$95,942

NOTES TO SCHEDULE OF INVESTMENTS:

ø	The Fund invests its assets in Class I shares of the underlying Transamerica IDEX Mutual Funds.
#

Aggregate cost for Federal income tax purposes is $98,805. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $358 and $3,221, respectively. Net unrealized depreciation for tax purposes is $2,863.

1

TA IDEX Neuberger Berman International

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (3.2%)
Brazil (0.9%)
Universo Online SA ‡	736,380	$3,861
Germany (2.3%)
Porsche AG	10,180	9,964
Total Preferred Stocks (cost: $13,645)		13,825

COMMON STOCKS (96.4%)
Australia (5.4%)
Hardman Resources, Ltd. ‡	4,652,270	5,633
Paladin Resources, Ltd. ‡	1,673,610	5,797
Timbercorp, Ltd.	655,790	1,578
Woodside Petroleum, Ltd.	321,290	10,535
Belgium (4.4%)
Euronav NV	167,430	5,547
Fortis	98,820	3,508
InBev	193,440	10,146
Bermuda (1.8%)
TPV Technology, Ltd.	7,690,000	7,619
Brazil (4.1%)
Cia Vale do Rio Doce-Class A, ADR	253,200	5,039
Natura Cosmeticos SA	128,900	1,440
Petroleo Brasileiro SA, ADR	99,700	9,160
Ultrapar Participacoes SA, Sponsored ADR	125,600	1,885
Canada (9.5%)
Addax Petroleum Corp. ‡	53,900	1,388
Addax Petroleum Corp.-144A ‡ m	59,700	1,537
Canadian Natural Resources, Ltd.	164,400	8,742
Centurion Energy International, Inc. ‡	590,100	3,566
Corus Entertainment, Inc.	186,100	6,425
Great Canadian Gaming Corp. ‡	379,200	3,355
MacDonald Dettwiler & Associates, Ltd. ‡	109,600	4,041
Suncor Energy, Inc.	78,033	6,300
Talisman Energy, Inc.	350,100	5,957
France (5.5%)
BNP Paribas	55,660	5,412
GameLoft ‡	278,870	1,473
IPSOS	92,964	3,090
Societe Generale-Class A	25,040	3,732
Total SA, ADR	85,200	5,813
Vallourec	19,150	4,159
Germany (4.5%)
Continental AG	61,350	6,263
Rhoen Klinikum AG	43,390	1,661
Techem AG	48,090	2,209
Wacker Chemie AG ‡	39,990	4,159
Wincor Nixdorf AG	40,160	5,293
Gibraltar (0.6%)
888 Holdings PLC ‡	933,260	2,701
Greece (0.8%)
Sarantis SA	108,440	1,099
Titan Cement Co. SA	51,650	2,518
Ireland (8.4%)
Allied Irish Banks PLC	192,370	4,654
Anglo Irish Bank Corp. PLC	812,447	11,768
C&C Group PLC	659,632	6,962
CRH PLC	266,500	8,581
Dragon Oil PLC ‡	1,219,460	4,189
Italy (0.7%)
Marazzi Group SpA	178,650	2,056
Milano Assicurazioni SpA	147,940	1,013
Japan (16.7%)
Acom Co., Ltd. (a)	74,200	3,372

1

Aica Kogyo Co., Ltd.	64,800	806
Brother Industries, Ltd.	1,109,000	11,116
Chiyoda Corp.	140,000	2,691
FCC Co, Ltd.	324,400	6,477
Heiwa Corp.	347,400	4,730
Hisamitsu Pharmaceutical Co., Inc.	10,800	344
Hogy Medical Co., Ltd.	10,300	469
Mars Engineering Corp.	238,500	6,586
Maruichi Steel Tube, Ltd.	131,300	3,104
Nihon Kohden Corp.	120,100	2,013
Nissan Motor Co., Ltd.	606,600	6,552
Nissin Healthcare Food Service Co., Ltd.	137,200	1,960
Pasona, Inc.	1,090	2,153
Pentax Corp.	532,000	2,817
Plenus Co., Ltd.	168,300	5,603
Sankyo Co., Ltd./Gunma	48,700	2,677
Sumitomo Metal Industries, Ltd.	745,000	2,982
Takeda Pharmaceutical Co., Ltd.	37,100	2,399
Takuma Co., Ltd.	244,000	1,426
Tenma Corp.	111,100	2,116
Luxembourg (2.1%)
Tenaris SA, ADR	228,200	8,882
Netherlands (1.6%)
Aalberts Industries NV	47,319	3,415
Sligro Food Group NV	42,420	2,409
Tele Atlas NV ‡	71,420	1,156
Norway (1.9%)
ProSafe ASA †	140,570	8,319
South Korea (2.7%)
Hyundai Mobis	39,850	3,311
KT Corp.	105,900	4,344
SK Telecom Co., Ltd.	19,440	4,038
Spain (0.2%)
Renta Corp. Real Estate SA ‡	29,990	1,001
Sweden (2.6%)
ForeningsSparbanken AB	81,200	2,176
Intrum Justitia AB	525,200	4,728
Nobia AB	129,520	4,341
Switzerland (0.5%)
Advanced Digital Broadcast Holdings SA ‡ †	64,730	2,308
Taiwan (0.4%)
Hsinchu International Bank	3,797,000	1,739
United Kingdom (22.0%)
Barclays PLC	665,002	7,797
Barratt Developments PLC	249,370	4,512
Burren Energy PLC	597,360	9,904
GlaxoSmithKline PLC	114,253	3,159
Kensington Group PLC	313,493	5,180
MFI Furniture PLC	2,947,610	5,008
NETeller PLC ‡	389,880	2,766
Northern Rock PLC	355,010	7,390
Punch Taverns PLC	535,700	8,802
Redrow PLC	772,979	7,173
RPS Group PLC	1,228,061	5,113
Southern Cross Healthcare, Ltd. ‡	186,630	988
Trinity Mirror PLC	501,160	4,192
Tullow Oil PLC	997,350	7,341
Vodafone Group PLC	3,795,015	8,237
Vodafone Group PLC-Class B m	4,337,160	1,215
William Hill PLC	587,120	6,478
Total Common Stocks (cost: $397,842)		417,818

2

	Principal	Value
SECURITY LENDING COLLATERAL (1.8%)
Debt (1.8%)
Bank Notes (0.1%)
Bank of America
5.31%, due 08/10/2006 *	246	246
Commercial Paper (0.3%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	98	98
Charta LLC-144A
5.38%, due 08/23/2006	98	98
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	98	98
5.41%, due 09/12/2006	98	98
General Electric Capital Corp.
5.26%, due 08/02/2006	246	246
Grampian Funding LLC-144A
5.37%, due 08/21/2006	98	98
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	98	98
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	98	98
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	96	96
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	98	98
5.42%, due 09/19/2006	98	98
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	98	98
Euro Dollar Overnight (0.3%)
Bank of Montreal
5.29%, due 08/03/2006	98	98
Barclays
5.15%, due 08/01/2006	197	197
Fortis Bank
5.29%, due 08/07/2006	197	197
Harris NA
5.29%, due 08/07/2006	197	197
Regions Bank
5.27%, due 08/04/2006	246	246
Svenska Handlesbanken
5.29%, due 08/01/2006	210	210
The Bank of the West
5.25%, due 08/07/2006	98	98
Euro Dollar Terms (0.3%)
Abbey National PLC
5.29%, due 08/11/2006	246	246
Branch Banker &Trust
5.36%, due 08/28/2006	147	147
Calyon
5.30%, due 08/08/2006	98	98
5.37%, due 09/01/2006	197	197
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	98	98
Dexia Group
5.30%, due 08/09/2006	98	98
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	123	123
Toronto Dominion Bank
5.40%, due 09/22/2006	197	197
Wells Fargo
5.40%, due 09/05/2006	246	246
Repurchase Agreements (0.8%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $651 on 08/01/2006	650	650

3

Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $1,463 on 08/01/2006	1,463	1,463
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $164 on 08/01/2006	164	164
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $1,321 on 08/01/2006	1,320	1,320
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $59 on 08/01/2006	59	59
Total Security Lending Collateral (cost: $7,917)		7,917
Total Investment Securities (cost: $419,404) #		$439,560

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

(a)	Passive Foreign Investment Company.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $7,516.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $3,781, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

m	Securities valued as determined in good faith in accordance with procedures established by Transamerica IDEX Mutual Funds’ Board of Trustees.

#

Aggregate cost for Federal income tax purposes is $419,404. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $43,167 and $23,011, respectively. Net unrealized appreciation for tax purposes is $20,156.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated  $2,613 or 0.6% of the net assets of the Fund.

ADR	American Depositary Receipt

4

TA IDEX Neuberger Berman International

SCHEDULE OF INVESTMENTS

July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Oil & Gas Extraction	21.0%	$90,966
Commercial Banks	9.4%	40,787
Telecommunications	4.1%	17,833
Beverages	3.9%	17,107
Automotive	3.8%	16,516
Restaurants	3.8%	16,365
Manufacturing Industries	3.2%	13,993
Business Services	2.9%	12,699
Security & Commodity Brokers	2.9%	12,674
Amusement & Recreation Services	2.9%	12,534
Computer & Data Processing Services	2.7%	11,783
Residential Building Construction	2.7%	11,684
Electronic Components & Accessories	2.6%	11,116
Metal Mining	2.5%	10,836
Primary Metal Industries	2.4%	10,245
Motor Vehicles, Parts & Supplies	2.3%	9,788
Chemicals & Allied Products	2.2%	9,389
Furniture & Fixtures	2.1%	9,349
Lumber & Other Building Materials	2.0%	8,581
Computer & Office Equipment	1.8%	7,620
Mortgage Bankers & Brokers	1.7%	7,390
Radio & Television Broadcasting	1.5%	6,425
Petroleum Refining	1.4%	6,300
Rubber & Misc. Plastic Products	1.4%	6,263
Pharmaceuticals	1.4%	5,902
Water Transportation	1.3%	5,547
Electric, Gas & Sanitary Services	1.2%	5,113
Instruments & Related Products	1.2%	5,027
Electronic & Other Electric Equipment	1.0%	4,364
Printing & Publishing	1.0%	4,192
Engineering & Management Services	0.9%	4,118
Personal Credit Institutions	0.8%	3,372
Health Services	0.6%	2,648
Stone, Clay & Glass Products	0.6%	2,518
Medical Instruments & Supplies	0.6%	2,482
Wholesale Trade Nondurable Goods	0.5%	2,409
Fabricated Metal Products	0.5%	2,116
Holding & Other Investment Offices	0.4%	1,578
Insurance	0.2%	1,013
Real Estate	0.2%	1,001
Investment Securities, at value	99.6%	$431,643
Short-Term Investments	1.8%	7,917
Total Investment Securities	101.4%	$439,560

1

TA IDEX Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (4.8%)
Brazil (4.3%)
All America Latina Logistica SA	38,000	$2,572
Banco Bradesco SA	80,430	2,698
Cia de Bebidas das Americas, ADR †	34,400	1,385
Eletropaulo Metropolitana de Sao Paulo SA ‡	31,019,900	1,300
Lojas Americanas SA	48,050,000	1,742
Sadia SA	1,174,000	3,293
Tele Norte Leste Participacoes SA	31,000	410
South Korea (0.5%)
Hyundai Motor Co.	13,380	612
LG Electronics, Inc.	15,300	540
S-Oil Corp.	7,902	428
Total Preferred Stocks (cost: $14,475)		14,980

COMMON STOCKS (92.8%)
Bermuda (0.4%)
Bunge, Ltd. †	12,600	688
Varitronix International, Ltd.	882,000	490
Brazil (11.0%)
All America Latina Logistica SA, GDR-144A §	4,300	291
Aracruz Celulose SA, Sponsored ADR	24,900	1,245
Banco Nossa Caixa SA	49,000	1,037

Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	102,100	3,058
Cia de Bebidas das Americas, ADR	10,000	354
Cia Vale do Rio Doce, ADR	38,300	889
Cia Vale do Rio Doce-Class A, ADR	110,100	2,191
Cyrela Brazil Realty SA, GDR-144A † ‡ §	16,700	2,273
Diagnosticos da America SA ‡	140,200	2,369
Empresa Brasileira de Aeronautica SA	170,000	1,463
Gafisa SA ‡	107,400	1,087
Natura Cosmeticos SA	110,400	1,234
Petroleo Brasileiro SA, ADR	25,400	2,104
Petroleo Brasileiro SA, ADR †	129,106	11,862
Rossi Residencial SA	9,600	75
Tele Norte Leste Participacoes SA	89,000	2,540
Cayman Islands (0.9%)
GlobalSantaFe Corp.	28,100	1,544
Hutchison Telecommunications International, Ltd. ‡	647,000	1,124
Chile (0.0%)
Empresas COPEC SA	13,582	123
China (2.6%)
China Oilfield Services, Ltd.	354,000	192
China Petroleum & Chemical Corp.-Class H	5,516,000	3,095
China Shenhua Energy Co., Ltd.-Class H	1,011,000	1,819
PetroChina Co., Ltd.-Class H	1,428,000	1,619
Sinotrans, Ltd.-Class H	427,000	130
Yanzhou Coal Mining Co., Ltd.	1,683,000	1,185
Egypt (3.2%)
Commercial International Bank, GDR	102,100	1,103
Commercial International Bank, GDR-144A ‡ §	62,800	678
Eastern Tobacco	31,288	1,569
Medinet Nasr Housing	55,162	662
Orascom Construction Industries	3,987	152
Orascom Telecom Holding SAE	75,417	3,611
Vodafone Egypt Telecommunications SAE	150,662	2,203
France (0.2%)
Technip SA	9,880	530
Greece (0.1%)
Folli - Follie SA	10,400	241
Hong Kong (0.5%)
Midland Holdings, Ltd.	1,566,000	770
Television Broadcasts, Ltd.	112,000	685

1

Hungary (0.8%)
OTP Bank Rt	85,300	2,537
India (13.9%)
Amtek Auto, Ltd.	344,500	1,999
Bajaj Auto, Ltd.	23,200	1,233
Bharat Electronics, Ltd.	30,600	730
Bharat Heavy Electricals	42,270	1,857
Bharat Petroleum Corp., Ltd. ‡	207,700	1,383
Bharti Televentures ‡	275,500	2,265
Dr. Reddy’s Laboratories, Ltd.	22,600	678
GAIL India, Ltd.	352,230	1,830
Gateway Distriparks, Ltd., GDR-144A §	39,400	127
HCL Technologies, Ltd.	174,370	1,948
Hindustan Petroleum Corp.	219,700	1,060
Housing Development Finance Corp.	143,700	3,626
ICICI Bank, Ltd., Sponsored ADR	86,200	2,252
Infosys Technologies, Ltd.	113,600	4,035
Infosys Technologies, Ltd., ADR	55,400	2,276
ITC, Ltd.	458,200	1,648
Larsen & Toubro, Ltd.	70,300	3,338
Mahindra & Mahindra, Ltd.	144,655	1,835
Oil & Natural Gas Corp., Ltd.	29,900	755
Ranbaxy Laboratories, Ltd.	79,405	638
Reliance Energy, Ltd.	15,705	153
Reliance Industries, Ltd.	147,900	3,110
Reliance Natural Resources, Ltd. ‡	210,000	92
Rico Auto Industries, Ltd. ‡	322,900	491
Tata Consultancy Services, Ltd.	162,994	3,277
Trent, Ltd. ‡	24,982	372
Indonesia (5.2%)
Aneka Tambang Tbk PT	5,140,900	2,947
Astra International Tbk PT	2,328,000	2,464
Bank Mandiri Persero Tbk PT	8,572,500	1,663
Gudang Garam Tbk PT	1,551,000	1,590
Indosat Tbk PT	7,369,000	3,473
Telekomunikasi Indonesia Tbk PT	4,924,500	4,045
Israel (2.7%)
Bank Hapoalim, Ltd.	336,378	1,505
Bank Leumi Le-Israel	412,100	1,460
Check Point Software Technologies, Ltd. ‡	82,500	1,386
Elbit Systems, Ltd.	5,266	142
Israel Discount Bank, Ltd.-Class A ‡	377,600	621
Ormat Industries	19,800	204
Teva Pharmaceutical Industries, Ltd., ADR	95,600	3,162
Mexico (6.2%)
America Movil SA de CV-Class L, ADR †	182,000	6,512
Cemex SA de CV, Sponsored ADR ‡	60,454	1,712
Consorcio ARA SA de CV	216,700	993
Corp Interamericana de Entretenimiento SA-Class B ‡	400,700	647
Corporacion Geo SA de CV- Class B ‡	368,900	1,467
Empresas ICA Sociedad Controladora SA de CV ‡	517,500	1,647
Fomento Economico Mexicano SA de CV, Sponsored ADR	21,200	1,861
Grupo Financiero Banorte SA de CV- Class O	159,500	440
Grupo Financiero Inbursa SA-Class O	853,900	1,292
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV ‡	1,155,800	964
Sare Holding SA de CV-Class B ‡	1,647,634	1,679
Norway (0.4%)
DET Norske Oljeselskap ‡	644,500	1,244
Panama (0.6%)
Banco Latinoamericano de Exportaciones SA	112,100	1,838
Philippine Islands (1.1%)
Jollibee Foods Corp.	1,407,500	916
SM Prime Holdings	16,079,011	2,562

2

Portugal (0.3%)
Jeronimo Martins	58,200	987
Russia (1.1%)
LUKOIL, ADR †	26,800	2,326
Surgutneftegaz, ADR †	13,060	960
Singapore (0.4%)
Keppel Corp., Ltd.	80,000	776
SembCorp Marine, Ltd.	163,000	345
South Africa (7.0%)
Anglo Platinum, Ltd.	46,800	4,793
AngloGold Ashanti, Ltd., ADR †	109,800	5,335
Aveng, Ltd.	82,389	257
Harmony Gold Mining Co., Ltd., ADR ‡	69,600	995
Impala Platinum Holdings, Ltd.	17,300	3,194
JD Group, Ltd.	60,400	555
Liberty Group, Ltd.	83,400	900
Massmart Holdings, Ltd.	137,600	943
Murray & Roberts Holdings, Ltd.	293,370	1,067
Standard Bank Group, Ltd.	91,900	1,013
Steinhoff International Holdings, Ltd.	660,400	2,029
Tiger Brands, Ltd.	33,958	735
South Korea (14.4%)
Daegu Bank	62,040	1,120
FINETEC Corp.	54,613	663
GS Engineering & Construction Corp.	12,070	808
GS Home Shopping, Inc.	7,771	562
Hana Financial Group, Inc.	46,940	2,097
Humax Co., Ltd.	127,687	2,832
Hynix Semiconductor, Inc. ‡	53,090	1,805
Hyundai Development Co.	20,700	960
Hyundai Engineering & Construction, Co., Inc. ‡	37,546	1,862
Hyundai Motor Co.	37,654	2,880
Jeonbuk Bank	89,791	669
Joongang Construction	12,100	162
Kia Motors Corp.	160,420	2,392
Kookmin Bank, ADR	23,900	2,061
Korea Investment Holdings Co., Ltd.	30,900	1,159
KT&G Corp.	654	39
Kyeryong Construction Industrial Co., Ltd.	19,010	641
LG Corp.	22,680	650
Mirae Asset Securities Co., Ltd.	20,621	1,169
Mobilians Co., Ltd. ‡	9,832	50
MtekVision Co., Ltd.	17,535	285
NHN Corp. ‡	6,699	744
Pacific Corp.	1,614	207
Pacific Corp. ‡	2,645	1,110
Samsung Electronics Co., Ltd.	11,873	7,553
Shinhan Financial Group Co., Ltd.	25,020	1,230
Shinsegae Co Ltd.	792	391
SK Telecom Co., Ltd., ADR	33,300	780
S-Oil Corp.	31,237	2,200
Ssangyong Motor Co. ‡	451,774	1,910
Telechips, Inc.	22,874	426
Woori Finance Holdings Co., Ltd.	144,140	2,941
Yedang Entertainment Co., Ltd. ‡	67,550	280
Taiwan (13.5%)
Cathay Financial Holding Co., Ltd.	1,492,000	3,189
China Motor Corp.	668,000	576
Continental Engineering Corp.	843,000	483
Far Eastern Textile Co., Ltd.	579,000	436
Far EasTone Telecommunications Co., Ltd.	1,222,000	1,356
Fubon Financial Holding Co., Ltd.	3,368,000	2,664
Fubon Financial Holding Co., Ltd., Sponsored GDR †	57,200	452
High Tech Computer Corp.	130,800	2,908

3

Hon Hai Precision Industry Co., Ltd.	759,000	4,496
Inventec Appliances Corp.	794,300	2,134
Inventec Co., Ltd.	2,468,960	1,455
Lite-On Technology Corp.	1,447,000	1,953
Merry Electronics Co., Ltd.	463,310	1,493
Mitac International ‡	1,011,000	945
Motech Industries, Inc.	52,000	1,135
Powerchip Semiconductor Corp. ‡	2,087,000	1,370
President Chain Store Corp.	461,000	964
Quanta Computer, Inc.	1,517,000	2,166
Shin Kong Financial Holding Co., Ltd. ‡	307,000	319
Sunplus Technology Co., Ltd.	1,891,783	1,750
Synnex Technology International Corp.	1,114,300	980
Taiwan Fertilizer Co., Ltd.	110,000	176
Taiwan Semiconductor Manufacturing Co., Ltd.	728,000	1,218
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	362,300	3,141
Uni-President Enterprises Corp.	550,700	434
United Microelectronics Corp.	6,461,000	3,551
Thailand (1.0%)
Advanced Info Service PCL	338,600	787
Kiatnakin Bank PCL	618,700	454
Tisco Bank PCL	844,000	495
TMB Bank PCL ‡	16,469,500	1,401
TMB Bank PCL Rights, Expires 5/19/2006	3,572,989	—	☐
Turkey (4.7%)
Aksigorta AS	470,000	1,697
Anadolu Sigorta	56,667	86
Ford Otomotiv Sanayi AS	105,852	722
Haci Omer Sabanci Holding	809,900	2,577
Haci Omer Sabanci Holding AS, ADR	661,050	526
KOC Holding AS ‡	716,927	2,492
Petkim Petrokimya Holding ‡	135,930	491
Tupras-Turkiye Petrol Rafine	116,400	2,198
Turkcell Iletisim Hizmet AS	46,091	206
Turkiye Is Bankasi	202,700	1,084
Turkiye Vakiflar Bankasi Tao	555,538	2,340
United Kingdom (0.3%)
Highland Gold Mining, Ltd. ‡	316,315	1,069
United States (0.3%)
CTC Media, Inc. ‡	2,941	56
Hydril ‡	15,000	1,039
Total Common Stocks (cost: $296,361)		287,578

	Principal	Value
SECURITY LENDING COLLATERAL (3.0%)
Debt (3.0%)
Bank Notes (0.1%)
Bank of America
5.31%, due 08/10/2006 *	286	286
Commercial Paper (0.5%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	115	115
Charta LLC-144A
5.38%, due 08/23/2006	115	115
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	115	115
5.41%, due 09/12/2006	115	115
General Electric Capital Corp.
5.26%, due 08/02/2006	286	286
Grampian Funding LLC-144A
5.37%, due 08/21/2006	114	114
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	114	114
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	114	114

4

Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	112	112
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	114	114
5.42%, due 09/19/2006	114	114
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	114	114
Euro Dollar Overnight (0.5%)
Bank of Montreal
5.29%, due 08/03/2006	114	114
Barclays
5.15%, due 08/01/2006	229	229
Fortis Bank
5.29%, due 08/07/2006	229	229
Harris NA
5.29%, due 08/07/2006	229	229
Regions Bank
5.27%, due 08/04/2006	286	286
Svenska Handlesbanken
5.29%, due 08/01/2006	245	245
The Bank of the West
5.25%, due 08/07/2006	114	114
Euro Dollar Terms (0.5%)
Abbey National PLC
5.29%, due 08/11/2006	286	286
Branch Banker &Trust
5.36%, due 08/28/2006	172	172
Calyon
5.30%, due 08/08/2006	114	114
5.37%, due 09/01/2006	229	229
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	115	115
Dexia Group
5.30%, due 08/09/2006	114	114
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	143	143
Toronto Dominion Bank
5.40%, due 09/22/2006	229	229
Wells Fargo
5.40%, due 09/05/2006	286	286
Repurchase Agreements (1.4%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $758 on 08/01/2006	758	758
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $1,704 on 08/01/2006	1,704	1,704
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $191 on 08/01/2006	191	191
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $1,538 on 08/01/2006	1,538	1,538
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $68 on 08/01/2006	68	68
Total Security Lending Collateral (cost: $9,221)		9,221
Total Investment Securities (cost: $320,057) #		$311,779

5

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $8,888.

‡	Non-income producing.

§	Security is deemed to be illiquid.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $4,403, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

☐	Value is less than $1.

#

Aggregate cost for Federal income tax purposes is $320,949. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $16,155 and $25,325, respectively. Net unrealized depreciation for tax purposes is $9,170.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $4,625 or 1.5% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

6

TA IDEX Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS

July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	12.8%	$39,664
Telecommunications	9.4%	29,106
Oil & Gas Extraction	8.3%	25,701
Metal Mining	6.9%	21,413
Electronic Components & Accessories	5.5%	17,107
Computer & Data Processing Services	5.1%	15,936
Holding & Other Investment Offices	4.8%	14,796
Automotive	3.9%	12,159
Electronic & Other Electric Equipment	3.0%	9,410
Real Estate	2.5%	7,685
Petroleum Refining	2.4%	7,361
Communications Equipment	2.1%	6,460
Computer & Office Equipment	2.1%	6,449
Chemicals & Allied Products	2.0%	6,327
Security & Commodity Brokers	2.0%	6,088
Construction	1.7%	5,162
Food & Kindred Products	1.7%	5,150
Pharmaceuticals	1.6%	5,128
Tobacco Products	1.6%	4,847
Food Stores	1.3%	4,022
Beverages	1.2%	3,600
Residential Building Construction	1.1%	3,376
Management Services	1.0%	3,277
Industrial Machinery & Equipment	1.0%	3,242
Mining	1.0%	3,003
Business Services	0.9%	2,957
Railroads	0.9%	2,864
Automotive Dealers	0.8%	2,464
Engineering & Management Services	0.8%	2,446
Health Services	0.8%	2,369
Retail Trade	0.7%	2,136
Furniture & Fixtures	0.6%	2,029
Gas Production & Distribution	0.6%	1,830
Insurance	0.6%	1,782
Department Stores	0.6%	1,742
Stone, Clay & Glass Products	0.5%	1,712
Specialty- Real Estate	0.5%	1,467
Electric Services	0.5%	1,453
Paper & Allied Products	0.4%	1,245
Life Insurance	0.4%	1,219
Wholesale Trade Nondurable Goods	0.3%	987
Amusement & Recreation Services	0.3%	926
Restaurants	0.3%	916
Radio & Television Broadcasting	0.2%	741
Furniture & Home Furnishings Stores	0.2%	555
Motor Vehicles, Parts & Supplies	0.2%	491
Textile Mill Products	0.1%	436
Apparel & Accessory Stores	0.1%	372
Transportation Equipment	0.1%	345
Transportation & Public Utilities	0.1%	257
Communication	0.1%	206
Aerospace	0.0%	142
Investment Securities, at value	97.6%	$302,558
Short-Term Investments	3.0%	9,221
Total Investment Securities	100.6%	$311,779

1

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (111.9%)
U.S. Treasury Bond
6.63%, due 02/15/2027		$900	$1,064
U.S. Treasury Inflation Indexed Bond
3.38%, due 01/15/2007		13,674	13,693
3.63%, due 01/15/2008		73,440	74,596
3.88%, due 01/15/2009		35,062	36,294
4.25%, due 01/15/2010		45,970	48,858
0.88%, due 04/15/2010		20,092	19,015
3.50%, due 01/15/2011		43,857	45,976
2.38%, due 04/15/2011		1,734	1,734
3.38%, due 01/15/2012		518	544
3.00%, due 07/15/2012		41,439	42,849
1.88%, due 07/15/2013		68,678	66,374
2.00%, due 01/15/2014		38,790	37,708
2.00%, due 07/15/2014		48,443	47,018
1.88%, due 07/15/2015		25,606	24,513
2.00%, due 01/15/2016		6,325	6,103
2.38%, due 01/15/2025		45,543	45,178
2.00%, due 01/15/2026		28,665	26,780
3.63%, due 04/15/2028		37,304	45,193
3.88%, due 04/15/2029		41,062	51,863
3.38%, due 04/15/2032		913	1,103
U.S. Treasury Note
4.50%, due 02/28/2011		800	787
4.50%, due 02/15/2036		2,200	2,008
Total U.S. Government Obligations (cost: $652,384)			639,251

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.1%)
Fannie Mae
5.11%, due 09/07/2006 *		2,600	2,599
5.30%, due 09/21/2006 *		10,500	10,499
5.34%, due 10/01/2044 *		185	186
Fannie Mae TBA
5.50%, due 08/01/2036		21,400	20,778
Fannie Mae, Series 2003-63, Class FA
5.53%, due 08/25/2034 *		585	584
Total U.S. Government Agency Obligations (cost: $34,420)			34,646

FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
Canada Government
3.00%, due 12/01/2036	CAD	426	488
Russian Federation
5.00%, due 03/31/2030 (a)		500	544
Total Foreign Government Obligations (cost: $912)			1,032

MORTGAGE-BACKED SECURITIES (1.2%)
Bank of America Mortgage Securities, Series 2004-1, Class 5A1
6.50%, due 09/25/2033		126	126
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2
5.68%, due 04/25/2035 *		2,836	2,845
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 1AF1-144A
5.73%, due 06/25/2035 *		539	538
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2
5.61%, due 06/25/2045 *		1,356	1,360
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *		1,480	1,448
Lehman XS Trust, Series 2006-10N, Class 1A1A
5.47%, due 07/25/2046 * m		792	786
Total Mortgage-Backed Securities (cost: $7,131)			7,103

1

ASSET-BACKED SECURITIES (0.4%)
Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1A
5.47%, due 06/25/2035 *	14	14
Citigroup Mortgage Loan Trust, Inc., Series 2005-1L, Class A1A
4.90%, due 12/25/2035 *	90	89
Equity One ABS, Inc., Series 2004-1, Class AV2
5.69%, due 04/25/2034 *	107	107
GSAMP Trust, Series 2004-SEA2, Class A2A
5.68%, due 03/25/2034 *	240	240
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2A
5.47%, due 01/25/2037 *	311	311
Residential Asset Securities Corp., Series 2006-KS3, Class AI1
5.39%, due 04/25/2036 *	87	87
Sequoia Mortgage Trust, Series 5, Class A
5.72%, due 10/19/2026 *	347	348
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/01/2014	1,011	962
Soundview Home Equity Loan Trust, Series 2006-1, Class A1
5.46%, due 02/25/2036 *	136	136
Soundview Home Equity Loan Trust, Series 2006-2, Class A1
5.45%, due 03/25/2036 *	73	73
Truman Capital Mortgage Loan Trust, Series 2004-1, Class A1-144A
5.72%, due 01/25/2034 *	57	57
Total Asset-Backed Securities (cost: $2,473)		2,424

MUNICIPAL BONDS (0.2%)
Revenue-Miscellaneous (0.1%)
New Hampshire Municipal Bond Bank, Series B
5.00%, due 08/15/2013	500	535
Revenue-Tobacco (0.1%)
Tobacco Settlement Financing Corp., RI
6.00%, due 06/01/2023	600	626
Revenue-Utilities (0.0%)
New York, NY, City Municipal Water Finance Authority
4.75%, due 06/15/2038	200	200
Total Municipal Bonds (cost: $1,268)		1,361

CORPORATE DEBT SECURITIES (3.5%)
Automotive (0.5%)
DaimlerChrysler North America Holding Corp.
5.49%, due 03/07/2007 *	2,800	2,801
Commercial Banks (0.3%)
Rabobank Nederland-144A
5.53%, due 01/15/2009 *	400	400
Wachovia Bank NA
5.31%, due 12/02/2010 *	1,200	1,200
Communication (0.2%)
CSC Holdings, Inc.
7.88%, due 12/15/2007	1,100	1,118
Gas Production & Distribution (0.0%)
El Paso Corp.
7.63%, due 08/16/2007	100	101
Mortgage Bankers & Brokers (0.3%)
Atlantic & Western Re, Ltd., Series A-144A
11.51%, due 01/09/2007 * §	1,100	1,082
Atlantic & Western Re, Ltd., Series B-144A
11.76%, due 01/09/2009 * §	700	658
Personal Credit Institutions (1.6%)
Ford Motor Credit Co.
6.37%, due 03/21/2007 *	2,900	2,894

2

General Electric Capital Corp.
5.31%, due 03/04/2008 *	2,300	2,301
5.34%, due 12/12/2008 *	500	500
Toyota Motor Credit Corp.
5.31%, due 09/18/2006 *	3,500	3,500
Security & Commodity Brokers (0.6%)
Citigroup, Inc.
5.53%, due 01/30/2009 *	500	500
Goldman Sachs Group, Inc.
5.78%, due 06/28/2010 *	3,000	3,015
Total Corporate Debt Securities (cost: $20,125)		20,070

LOAN PARTICIPATIONS (0.2%)
Paper & Allied Products (0.2%)
Koch Forest Products, Inc., Series B
7.35%, due 12/20/2012	995	994
Total Loan Participations (cost: $995)		994

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.2%)
U.S. Treasury Bill
4.72%, due 08/31/2006 d	340	339
4.81%, due 09/14/2006 d❖	620	616
Total Short-Term U.S. Government Obligations (cost: $955)		955

COMMERCIAL PAPER (0.5%)
Commercial Banks (0.5%)
Dexia Delaware LLC
5.36%, due 10/27/2006	1,500	1,481
UBS Finance Delaware LLC
5.36%, due 10/24/2006	1,400	1,382
Total Commercial Paper (cost: $2,863)		2,863

	Notional Amount	Value
PURCHASED SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaption §m	26,000,000	127
Call Strike $5.25
Expires 06/07/2007
Total Purchased Swaptions (cost: $111)		127

Total Investment Securities (cost: $723,637) #		$710,826

	Contracts ◆	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
10 Year U.S. Treasury Note Futures	229	(7)
Call Strike $108.00
Expires 08/25/2006
10 Year U.S. Treasury Note Futures	158	(17)
Call Strike $107.00
Expires 08/25/2006
Put Options (0.0%)
10 Year U.S. Treasury Note Futures	387	(6)
Put Strike $103.00
Expires 08/25/2006
Total Written Options (premiums: $117)		(30)

	Notional Amount	Value
WRITTEN SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaption m	12,000,000	(74)
Call Strike $5.30

3

Expires 01/02/2007
LIBOR Rate Swaption m	9,000,000	(94)
Call Strike $5.34
Expires 06/07/2007
LIBOR Rate Swaption m	2,000,000	(20)
Call Strike $5.33
Expires 06/07/2007
Put Swaptions (0.0%)
LIBOR Rate Swaption m	8,000,000	(40)
Put Strike $5.90
Expires 01/02/2007
LIBOR Rate Swaption m	4,000,000	(10)
Put Strike $6.10
Expires 01/02/2007
Total Written Swaptions (premiums: $288)		(238)

SWAP AGREEMENTS:

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive a floating rate based on 6-month EURIBOR and pay a fixed rate equal to 4.50%.
Counterparty: Goldman Sachs Capital Markets, LP	6/17/2015	$8,400	$641

Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Barclays Bank PLC m	10/15/2010	5,000	(6)

Receive a fixed rate equal to 2.04% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: BNP Paribas m	2/21/2011	5,500	(40)

Receive a fixed rate equal to 3.65% and the Fund will pay to the counterparty at the notional amount in the event of default of General Motors Acceptance Corp., 6.875, due 08/28/2012.
Counterparty: Deutsche Bank AG §	6/20/2011	200	11

Receive a floating rate based on 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.25%.
Counterparty:HSBC Bank USA, N.A. m §	6/12/2036	1,300	110

Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: Goldman Sachs Capital Markets, LP m §	12/20/2013	4,000	1

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar -LIBOR.
Counterparty: Royal Bank of Scotland PLC	12/20/2011	15,800	17

Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: Deutsche Bank AG §	12/20/2021	1,200	(9)

Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: Deutsche Bank AG m §	12/20/2026	1,300	— ☐

Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: Morgan Stanley Capital Services, Inc. m §	12/20/2036	1,200	(12)

Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: Bank of America, N.A. §	12/20/2016	16,800	(18)

Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: Morgan Stanley Capital Services, Inc. §	12/20/2016	100	— ☐

Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: Goldman Sachs Capital Markets, LP §	12/20/2016	9,500	(10)

Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: JP Morgan & Chase §	12/20/2016	8,400	(8)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar -LIBOR.
Counterparty: UBS AG m	12/20/2008	3,800	14

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar -LIBOR.
Counterparty: Goldman Sachs Capital Markets, LP m	12/20/2008	7,900	28

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar -LIBOR.
Counterparty: Barclays Bank PLC m	12/20/2008	2,600	9

Total Swap Agreements
(premium $511)		$93,000	$728

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

(a)	Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.

§	Security is deemed to be illiquid.

d

At July 31, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at July 31, 2006 is $667.

❖

At July 31, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at July 31, 2006, is $288.

◆	Contract amounts are not in thousands.

m	Securities valued as determined in good faith in accordance with procedures established by Transamerica IDEX Mutual Funds’ Board of Trustees.

#

Aggregate cost for Federal income tax purposes is $724,580. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were ($282) and $13,472, respectively. Net unrealized depreciation for tax purposes is $13,754.

☐	Value is less than $1.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $2,735 or 0.5% of the net assets of the Fund.

CAD	Canadian dollar
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offer Rate
TBA	Mortgage-backed securities traded under delayed delivery commitments.

4

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)
10 Year U.S. Treasury Note	219	09/29/2006	$23,221	$83
5 Year U.S. Treasury Note	325	10/04/2006	33,871	121
90-Day Euro Dollar	45	03/19/2007	10,647	(66)
90-Day Euro Dollar	85	06/18/2007	20,134	(85)
90-Day Euro Dollar	85	09/17/2007	20,149	(74)
90-Day Euro Dollar	85	12/17/2007	20,154	(68)
90-Day Euro Dollar	39	03/17/2008	9,247	(19)
U.S. Treasury Long Bond	(30)	09/29/2006	(3,248)	(44)
			$134,175	$(152)

1

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Canadian Dollar	(487)	09/07/2006	$(427)	$(4)
			$(427)	$(4)

1

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.7%)
U.S. Treasury Inflation Indexed Bond
3.38%, due 01/15/2007	$1,278	$1,280
2.38%, due 01/15/2025	387	383
Total U.S. Government Obligations (cost: $1,663)		1,663

U.S. GOVERNMENT AGENCY OBLIGATIONS (46.5%)
Fannie Mae
3.00%, due 08/25/2009	10	10
5.50%, due 07/01/2016	243	241
5.50%, due 12/01/2016	82	82
5.50%, due 01/01/2017	104	103
5.50%, due 02/01/2017	107	106
5.50%, due 05/01/2017	117	116
5.00%, due 11/01/2017	689	673
5.00%, due 02/01/2018	213	208
5.00%, due 03/01/2018	693	675
5.00%, due 05/01/2018	42	40
5.00%, due 06/01/2018	959	935
5.00%, due 08/01/2018	184	180
5.00%, due 05/01/2019	278	270
5.00%, due 09/01/2019	234	228
5.00%, due 10/01/2019	473	460
5.00%, due 11/01/2019	845	822
5.00%, due 12/01/2019	297	289
5.00%, due 08/01/2020	1,474	1,433
5.00%, due 09/01/2020	5,384	5,231
6.27%, due 01/01/2028 *	110	112
5.50%, due 11/01/2032	2,402	2,343
5.50%, due 01/01/2033	702	685
5.50%, due 04/01/2033	5,170	5,043
5.50%, due 07/01/2033	210	205
5.50%, due 08/01/2033	224	218
5.50%, due 11/01/2033	47	46
5.50%, due 01/01/2034	500	488
5.50%, due 04/01/2034	4,692	4,576
5.50%, due 05/01/2034	2,629	2,564
5.50%, due 06/01/2034	37	36
5.50%, due 09/01/2034	347	338
5.50%, due 11/01/2034	2,481	2,416
5.50%, due 01/01/2035	3,759	3,658
5.50%, due 02/01/2035	10,732	10,454
5.50%, due 03/01/2035	1,120	1,088
5.50%, due 04/01/2035	1,678	1,630
5.50%, due 05/01/2035	1,744	1,695
5.50%, due 06/01/2035	1,438	1,397
5.50%, due 07/01/2035	706	686
5.50%, due 08/01/2035	145	141
5.50%, due 09/01/2035	620	603
5.00%, due 10/01/2035	889	841
5.50%, due 10/01/2035	2,171	2,110
5.50%, due 11/01/2035	295	287
5.50%, due 04/01/2036	1,000	971
5.50%, due 05/01/2036	3,000	2,914
5.50%, due 06/01/2036	3,700	3,594
5.50%, due 07/01/2036	300	291
5.74%, due 09/25/2042 *	974	978
5.34%, due 10/01/2044 *	2,338	2,353
Fannie Mae TBA
5.00%, due 08/01/2021	15,000	14,564
5.50%, due 08/01/2036	12,300	11,943
6.00%, due 08/01/2036	7,000	6,954
Freddie Mac
5.00%, due 06/15/2013	2	2

1

6.50%, due 04/15/2029		16	17
6.50%, due 07/25/2043		46	46
5.34%, due 10/25/2044 *		1,549	1,566
Ginnie Mae
6.50%, due 07/15/2023		5	5
6.50%, due 02/15/2028		170	174
6.50%, due 06/15/2029		232	237
6.50%, due 01/15/2030		9	9
5.50%, due 03/15/2032		69	68
6.50%, due 06/20/2032		52	53
5.50%, due 12/15/2032		164	161
5.50%, due 12/15/2033		264	259
5.50%, due 02/15/2034		1,287	1,261
5.50%, due 12/15/2034		74	73
5.50%, due 11/15/2035		89	87
5.50%, due 05/15/2036		1,329	1,302
Total U.S. Government Agency Obligations (cost: $107,033)			105,644

FOREIGN GOVERNMENT OBLIGATIONS (13.3%)
French Republic
Zero Coupon, due 10/19/2006	EUR	3,060	3,880
Zero Coupon, due 11/02/2006	EUR	3,000	3,800
Zero Coupon, due 12/21/2006	EUR	11,040	13,921
Hong Kong Government-144A
5.13%, due 08/01/2014		400	387
Italian Republic
0.38%, due 10/10/2006	JPY	189,000	1,652
Japan Government
2.88%, due 12/20/2006	JPY	200,000	1,765
Kingdom of Spain
3.10%, due 09/20/2006	JPY	134,000	1,175
Kingdom of the Netherlands
Zero Coupon, due 10/31/2006	EUR	1,970	2,496
Korea Highway Corp.-144A
5.13%, due 05/20/2015		200	190
Malaysia Government
7.50%, due 07/15/2011		10	11
Republic of Brazil
11.00%, due 01/11/2012		200	242
8.00%, due 01/15/2018		263	285
11.00%, due 08/17/2040		150	192
Republic of Germany
Zero Coupon, due 09/13/2006	EUR	100	127
Republic of South Africa
5.25%, due 05/16/2013	EUR	90	118
United Mexican States
6.20%, due 01/13/2009 *		65	66
Total Foreign Government Obligations (cost: $30,180)			30,307

MORTGAGE-BACKED SECURITIES (8.3%)
Bank of America Mortgage Securities, Series 2002-K, Class 2A1
5.38%, due 10/20/2032 *		42	42
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1
4.17%, due 01/25/2034 *		169	169
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1
4.81%, due 01/25/2034 *		62	61
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1
4.66%, due 01/25/2034 *		104	103
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1
4.63%, due 10/25/2035 *		1,017	987

2

Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class IA1
4.90%, due 10/25/2035	2,080	2,043
Citigroup Mortgage Loan Trust, Inc., Series 2006-WMC1, Class A2A
5.47%, due 12/25/2035 *	732	732

Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1
6.00%, due 10/25/2032	15	15

Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035	826	811
Countrywide Alternative Loan Trust, Series 2005-81, Class A1
5.67%, due 02/25/2037 *	1,057	1,058
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M
3.86%, due 10/19/2032 *	91	91
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2
5.66%, due 05/25/2034 *	14	14
Credit Suisse First Boston Mortgage Securities Corp., Series 2002, Class P-3 -144A
5.94%, due 08/25/2033 * m	90	90
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1, Class A1
5.07%, due 03/25/2032 * m	4	4
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P2A, Class A2
5.09%, due 03/25/2032 * m	36	36
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	305	298
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A
5.61%, due 03/19/2037 *	1,084	1,086
Lehman XS Trust, Series 2006-10N, Class 1A1A
5.47%, due 07/25/2046 * m	1,089	1,080

Mellon Residential Funding Corp., Series 2000-TBC3, Class A1
5.81%, due 12/15/2030 *	949	952
Newcastle Mortgage Securities Trust, Series 2006-1, Class A1
5.46%, due 03/25/2036 *	1,065	1,065
Residential Accredit Loans, Inc., Series 2006-QO3, Class A1
5.60%, due 04/25/2046 *	1,089	1,086

Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
6.50%, due 03/25/2032	16	16
Sequoia Mortgage Trust, Series 10, Class 2A1
5.76%, due 10/20/2027 *	137	137
Small Business Administration Participation, Series 2003-201
5.13%, due 09/01/2023	85	83
Small Business Administration, Series 2004-20C
4.34%, due 03/01/2024	526	487
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-19, Class 2A1
5.83%, due 01/25/2035 * m	705	707
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1
5.70%, due 09/19/2032 *	71	71
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1
5.67%, due 02/25/2036 *	1,056	1,056
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 2A1
5.61%, due 05/25/2036 *	1,093	1,094
Washington Mutual, Inc., Series 2006-AR9, Class 2A
5.38%, due 08/25/2046 * m	1,100	1,100
Washington Mutual, Series 2002-AR10, Class A6
4.82%, due 10/25/2032 *	14	14

3

Washington Mutual, Series 2002-AR2, Class A
5.13%, due 02/27/2034 *	42	42
Washington Mutual, Series 2003-R1, Class A1
5.66%, due 12/25/2027 *	1,678	1,677
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A2
5.54%, due 08/25/2036 m	600	597
Total Mortgage-Backed Securities (cost: $18,983)		18,904

ASSET-BACKED SECURITIES (7.1%)
ACE Securities Corp., Series 2006-NC1, Class A2B
5.46%, due 12/25/2035 *	791	791
5.54%, due 12/25/2035 *	1,100	1,101
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A
5.68%, due 07/25/2032 *	4	4
Argent Securities, Inc., Series 2006-W1, Class A2A
5.47%, due 03/25/2036 *	819	820
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1
5.72%, due 10/25/2032 *	33	33
Centex Home Equity, Series 2005-D, Class AV1
5.50%, due 10/25/2035 *	260	260
Countrywide Asset-Backed Certificates, Series 2005-SD1, Class A1A-144A
5.54%, due 05/25/2035 *	8	8
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF1
5.52%, due 07/25/2036 *	607	607
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1
5.55%, due 02/25/2036 *	789	790
Credit-Based Asset Servicing and Securitization, Series 2005-CB4, Class AV1
5.49%, due 08/25/2035 *	801	801
GSAMP Trust, Series 2006-S2, Class A1A
5.46%, due 01/25/2036 *	797	797
Home Equity Asset Trust, Series 2002-1, Class A4
5.69%, due 11/25/2032 *	1	1
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A1
5.47%, due 12/25/2035 *	561	561
Indymac Residential Asset Backed Trust, Series 2006-A, Class A1
5.48%, due 03/25/2036 *	879	879
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class A2
5.46%, due 05/25/2035 *	701	701
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class IIA1
5.48%, due 01/25/2036 *	1,600	1,600
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A1
5.50%, due 11/25/2035 *	805	805
MBNA Credit Card Master Note Trust, Series 2002-4B, Class B
5.87%, due 03/15/2010 *	1,100	1,105
Park Place Securities, Inc., Series 2005-WHQ4, Class A2A
5.50%, due 09/25/2035 *	130	130
Quest Trust, Series 2004-X2, Class A - 144A
5.95%, due 06/25/2034 *	34	34
RACERS Series 1997-R-8-3-144A
5.47%, due 08/15/2007 * § m	300	299
Residential Asset Mortgage Products, Inc., Series 2006-NC1, Class A1
5.47%, due 01/25/2036 *	791	792

4

Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1
5.47%, due 01/25/2036 *		796	796
Residential Asset Securities Corp., Series 2006-EMX1, Class A1
5.47%, due 01/25/2036 *		885	885
Residential Asset Securities Corp., Series 2006-KS5, Class A1
5.45%, due 07/25/2036 *		1,094	1,094
SLM Student Loan Trust, Series 2004-8, Class A2
5.51%, due 07/25/2013 *		15	15
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/01/2014		253	241
Soundview Home Equity Loan Trust, Series 2005-B, Class A1
5.50%, due 05/25/2035 *		188	188
Structured Asset Securities Corp., Series 2002-HF1, Class A
5.61%, due 01/25/2033 *		4	4
Total Asset-Backed Securities (cost: $16,152)			16,142

MUNICIPAL BONDS (2.1%)
Revenue-Education (0.2%)
Chicago, IL, Board of Education
5.00%, due 12/01/2012		255	270
Michigan State Building Authority
5.25%, due 10/15/2013		180	195
Revenue-Tobacco (0.8%)
Golden State Tobacco Securitization Corp.
6.75%, due 06/01/2039		80	90
Golden State Tobacco Securitization Corp., CA
7.90%, due 06/01/2042		35	42
Tobacco Settlement Financing Corp., LA
5.88%, due 05/15/2039		40	42
Tobacco Settlement Financing Corp., NJ
6.38%, due 06/01/2032		420	456
6.00%, due 06/01/2037		730	770
Tobacco Settlement Financing Corp., VA
5.25%, due 06/01/2019		200	202
5.50%, due 06/01/2026		200	206
Revenue-Transportation (1.1%)
Chicago, IL, Drivers Series 1287
6.85%, due 01/01/2014 *		2,430	2,418
Revenue-Utilities (0.0%)
New York, NY, City Municipal Water Finance Authority
5.00%, due 06/15/2035		90	92
Total Municipal Bonds (cost: $4,602)			4,783

CORPORATE DEBT SECURITIES (5.2%)
Air Transportation (0.2%)
Continental Airlines, Inc.
7.06%, due 09/15/2009		200	205
UAL Corp.
6.20%, due 09/01/2008		236	234
6.60%, due 09/01/2013		103	103
Commercial Banks (2.2%)
China Development Bank
5.00%, due 10/15/2015		100	94
Compagnie de Financement Foncier
0.40%, due 09/22/2006	JPY	119,000	1,040
European Investment Bank, (MTN)
3.00%, due 09/20/2006	JPY	58,000	509
Export-Import Bank of China-144A
5.25%, due 07/29/2014		250	241
HSBC Capital Funding LP-144A
10.18%, due 06/30/2030 (a) (b)		150	211

5

KBC Bank Fund Trust III Preferred -144A
9.86%, due 11/02/2009 (a) (b)		15	17
Rabobank Capital Funding II-144A
5.26%, due 12/31/2013 (a) (b)		210	200
Rabobank Capital Funding Trust III-144A
5.25%, due 10/21/2016 (a) (b)		280	261
Rabobank Nederland-144A
5.53%, due 01/15/2009 *		1,100	1,100
Santander US Debt SA Unipersonal-144A
5.22%, due 02/06/2009 *		1,100	1,101
Sumitomo Mitsui Banking-144A
5.63%, due 10/15/2015 (a) (b)		150	142
Electric Services (0.5%)
Florida Power Corp.
4.80%, due 03/01/2013		450	427
NRG Energy, Inc.
7.25%, due 02/01/2014		600	587
PSEG Power LLC
6.95%, due 06/01/2012		210	220
Electric, Gas & Sanitary Services (0.2%)
Entergy Gulf States, Inc.
5.70%, due 06/01/2015		200	190
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008		250	261
Waste Management, Inc.
6.38%, due 11/15/2012		75	77
Food & Kindred Products (0.1%)
Reynolds American, Inc., Senior Secured Note-144A
7.63%, due 06/01/2016		200	204
Gas Production & Distribution (0.3%)
El Paso Energy Corp.
7.75%, due 01/15/2032		125	124
Ras Laffan Liquefied Natural Gas Co., Ltd.-144A
3.44%, due 09/15/2009		66	63
Sonat, Inc.
7.63%, due 07/15/2011		370	375
Southern Natural Gas Co.
8.00%, due 03/01/2032		100	105
Hotels & Other Lodging Places (0.3%)
Park Place Entertainment Corp.
7.50%, due 09/01/2009		350	365
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012		200	211
Mortgage Bankers & Brokers (0.1%)
Petroleum Export/Cayman-144A
5.27%, due 06/15/2011		167	163
Motion Pictures (0.1%)
Time Warner, Inc.
8.11%, due 08/15/2006		200	200
6.88%, due 05/01/2012		20	21
Oil & Gas Extraction (0.3%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034		500	602
Paper & Allied Products (0.0%)
Bowater Canada Finance Corp.
7.95%, due 11/15/2011		10	9
Personal Credit Institutions (0.2%)
General Electric Capital Corp.
1.40%, due 11/02/2006	JPY	60,000	526
General Motors Acceptance Corp.
6.41%, due 01/16/2007 *		40	40

6

Petroleum Refining (0.0%)
Enterprise Products Operating, LP
4.95%, due 06/01/2010		100	97
Telecommunications (0.7%)
Cingular Wireless LLC
6.50%, due 12/15/2011		180	186
Deutsche Telekom International Finance BV
8.13%, due 05/29/2012 (c)	EUR	124	188
France Telecom SA
6.75%, due 03/14/2008 (d)	EUR	307	409
KT Corp.-144A
4.88%, due 07/15/2015		200	183
SBC Communications, Inc.
4.13%, due 09/15/2009		575	551
Total Corporate Debt Securities (cost: $11,616)			11,842

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (1.4%)
Fannie Mae
5.30%, due 10/04/2006		2,500	2,476
U.S. Treasury Bill
4.70%, due 08/31/2006 d		30	30
4.72%, due 08/31/2006 d		20	20
4.81%, due 09/14/2006 ❖d		645	641
4.83%, due 09/14/2006 ❖d		20	20
4.84%, due 09/14/2006 ❖d		70	69
Total Short-Term U.S. Government Obligations (cost: $3,256)			3,256

COMMERCIAL PAPER (28.6%)
Commercial Banks (27.1%)
Bank of America Corp.
5.33%, due 09/21/2006		6,200	6,153
BNP Paribas Finance, Inc.
5.00%, due 08/28/2006		6,000	5,977
Calyon North America, Inc.
5.23%, due 08/03/2006		1,000	1,000
Danske Corp.
5.38%, due 10/26/2006		6,200	6,120
Dexia Delaware LLC
5.37%, due 10/10/2006		6,100	6,036
DNB NOR Bank ASA
4.99%, due 08/18/2006		1,400	1,397
General Electric Capital Corp.
5.35%, due 10/26/2006		3,600	3,554
HBOS Treasury Services
5.36%, due 10/24/2006		6,200	6,123
5.37%, due 10/26/2006		600	592
Nordea North America, Inc.
5.12%, due 09/05/2006		1,000	995
5.18%, due 09/08/2006		500	497
Societe Generale North America, Inc.
5.37%, due 10/10/2006		900	891
5.38%, due 10/11/2006		5,000	4,947
Svenska Handelsbank, Inc.
5.19%, due 09/11/2006		2,400	2,386
5.34%, due 09/12/2006		2,700	2,683
UBS Finance Delaware LLC
5.36%, due 10/24/2006		6,200	6,123
Westpac Banking Corp.-144A
5.12%, due 09/01/2006		6,100	6,073
Mortgage Bankers & Brokers (1.0%)
Barclays U.S. Funding LLC
5.39%, due 10/26/2006		1,800	1,777

7

Spintab AB
5.12%, due 08/01/2006	500	500
Security & Commodity Brokers (0.5%)
ING US Funding LLC
5.25%, due 08/08/2006	1,100	1,099
Total Commercial Paper (cost: $64,923)		64,923

SHORT-TERM OBLIGATIONS (1.0%)
Commercial Banks (1.0%)
Countrywide Bank NA CD
5.38%, due 10/18/2006	2,200	2,200
Total Short-Term Obligations (cost: $2,200)		2,200

	Contracts ◆	Value
PURCHASED OPTIONS (0.0%)
Covered Call Options (0.0%)
U.S. Treasury Long Bond Futures	32	29
Call Strike $108.00
Expires 08/25/2006
Put Options (0.0%)
90-Day Euro Dollar Futures	96	1
Put Strike $91.75
Expires 12/18/2006
90-Day Euro Dollar Futures	230	1
Put Strike $91.25
Expires 06/18/2007
90-Day Euro Dollar Futures	80	1
Put Strike $90.75
Expires 09/17/2007
U.S. Treasury Long Bond Futures	32	1
Put Strike $103.00
Expires 08/25/2006
Total Purchased Options (cost: $56)		33

	Notional Amount	Value
PURCHASED SWAPTIONS (0.2%)
Covered Call Swaptions (0.2%)
LIBOR Rate Swaption § m	24,000	—	☐
Call Strike $4.50
Expires 10/04/2006
LIBOR Rate Swaption § m	7,900	5
Call Strike $4.73
Expires 02/01/2007
LIBOR Rate Swaption § m	13,000	63
Call Strike $5.25
Expires 06/07/2007
LIBOR Rate Swaption § m	27,700	212
Call Strike $5.50
Expires 06/30/2007
LIBOR Rate Swaption § m	22,400	141
Call Strike $5.37
Expires 07/02/2007
Total Purchased Swaptions (cost: $420)		421

SECURITY LENDING COLLATERAL (0.1%)
Debt (0.1%)
Bank Notes (0.0%)
Bank of America
5.31%, due 08/10/2006 *	4	4
Commercial Paper (0.0%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	2	2
Charta LLC-144A
5.38%, due 08/23/2006	2	2

8

Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	2	2
5.41%, due 09/12/2006	2	2
General Electric Capital Corp.
5.26%, due 08/02/2006	4	4
Grampian Funding LLC-144A
5.37%, due 08/21/2006	2	2
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	2	2
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	2	2
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	2	2
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	2	2
5.42%, due 09/19/2006	2	2
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	2	2
Euro Dollar Overnight (0.0%)
Bank of Montreal
5.29%, due 08/03/2006	2	2
Barclays
5.15%, due 08/01/2006	4	4
Fortis Bank
5.29%, due 08/07/2006	4	4
Harris NA
5.29%, due 08/07/2006	4	4
Regions Bank
5.27%, due 08/04/2006	4	4
Svenska Handlesbanken
5.29%, due 08/01/2006	4	4
The Bank of the West
5.25%, due 08/07/2006	2	2
Euro Dollar Terms (0.0%)
Abbey National PLC
5.29%, due 08/11/2006	4	4
Branch Banker &Trust
5.36%, due 08/28/2006	3	3
Calyon
5.30%, due 08/08/2006	2	2
5.37%, due 09/01/2006	4	4
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	2	2
Dexia Group
5.30%, due 08/09/2006	2	2
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	2	2
Toronto Dominion Bank
5.40%, due 09/22/2006	4	4
Wells Fargo
5.40%, due 09/05/2006	4	4
Repurchase Agreements (0.1%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $12 on 08/01/2006	12	12
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $27 on 08/01/2006	27	27
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $3 on 08/01/2006	3	3
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $25 on 08/01/2006	25	25

9

Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $1 on 08/01/2006	1	1

Total Security Lending Collateral (cost: $149)		149

Total Investment Securities (cost: $261,233) #		$260,267

	Contracts ◆	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
10 Year U.S. Treasury Note Futures	54	(25)
Call Strike $106.00
Expires 08/25/2006
10 Year U.S. Treasury Note Futures	47	(14)
Call Strike $108.00
Expires 11/21/2006
Put Options (0.0%)
10 Year U.S. Treasury Note Futures	101	(1)
Put Strike $103.00
Expires 08/25/2006
U.S. Treasury Long Bond Futures	34	(11)
Put Strike $104.00
Expires 11/21/2006
Total Written Options (premiums: $85)		(51)

	Notional Amount	Value
WRITTEN SWAPTIONS (-0.2%)
Covered Call Swaptions (-0.2%)
LIBOR Rate Swaption m	11,000	0%
Call Strike $4.54
Expires 10/04/2006
LIBOR Rate Swaption m	3,400	(4)
Call Strike $4.78
Expires 02/01/2007
LIBOR Rate Swaption m	6,000	(63)
Call Strike $5.34
Expires 06/07/2007
LIBOR Rate Swaption m	12,000	(202)
Call Strike $5.60
Expires 06/30/2007
LIBOR Rate Swaption m	7,300	(124)
Call Strike $5.50
Expires 07/02/2007
Total Written Swaptions (premiums: $429)		(393)

SWAP AGREEMENTS:

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive a fixed rate equal to 3.20% and the Fund will pay to the counterparty at the notional amount in the event of default of General Motors Acceptance Corp, 6.875%, due 8/28/2012 Counterparty:Lehman Brothers Special Financing, Inc. §	6/20/2007	$300	$5

Receive a fixed rate equal to 0.61% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Goldman Sachs International §	3/20/2007	425	1

Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Goldman Sachs International §	3/20/2007	175	— ☐

Receive a fixed rate equal to 0.77% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: JP Morgan Chase Bank §	5/20/2007	300	1

Receive a fixed rate equal to 2.1455% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG m §	10/15/2010	2,100	(1)

Receive a fixed rate equal to 2.09% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty:BNP Paribas m	10/15/2010	2,000	(3)

Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty:Barclays Bank PLC m	10/15/2010	1,000	(2)

Receive a floating rate based on 6-month British Pound-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/15/2035	400	25

Receive a floating rate based on 6-month British Pound-LIBOR and pay a fixed rate equal to 4.00%. Counterparty:Deutsche Bank AG §	12/15/2035	2,000	50

Receive a floating rate based on 6-month Japanese Yen-LIBOR and pay a fixed rate equal to 2.00%. Counterparty:Morgan Stanley Capital Services, Inc.	12/20/2013	140,000	23

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar - LIBOR. Counterparty:Deutsche Bank AG	12/15/2035	5,900	(198)

10

Receive a floating rate based on 6-month British Pound-LIBOR and pay a fixed rate equal to 4.25%. Counterparty: Goldman Sachs Capital Markets, LP §	6/12/2036	400	(9)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month British Pound-LIBOR Counterparty:Deutsche Bank AG §	9/15/2015	500	(1)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month British Pound-LIBOR Counterparty: Goldman Sachs Capital Markets, LP §	9/15/2015	500	— ☐

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar - LIBOR. Counterparty: Royal Bank of Scotland PLC	12/20/2021	900	9

Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Goldman Sachs Capital Markets, LP §	12/20/2016	2,200	(2)

Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services, Inc. §	12/20/2016	8,200	(9)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar -LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2011	9,900	9

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar -LIBOR. Counterparty:Deutsche Bank AG	12/20/2011	5,600	5

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar -LIBOR. Counterparty:Lehman Brothers Special Financing, Inc.	12/20/2011	10,500	9

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar -LIBOR. Counterparty:Citibank	12/20/2011	7,600	16

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar -LIBOR. Counterparty: Royal Bank of Scotland PLC	12/20/2011	800	1

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar -LIBOR. Counterparty:Deutsche Bank AG	12/20/2013	100	— ☐

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar -LIBOR. Counterparty: Goldman Sachs Capital Markets, LP	12/20/2021	700	8

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar -LIBOR. Counterparty: Goldman Sachs Capital Markets, LP	12/20/2011	27,400	143

Total Swap Agreements (premium $1,097)		$229,900	$80

11

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of July 31, 2006.
§	Security is deemed to be illiquid.
(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of July 31, 2006.
(c)

Deutsche Telekom International Finance BV coupon steps up by 50 BP for each rating downgrade by Standard & Poor’s or Moody’s for each notch below BBB+/Baa1.  Coupon steps down by 50 BP for each rating upgrade above Baa2/BBB.

(d)	Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch above or below A—/A3.
❖

At July 31, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts.  The value of all securities segregated at July 31, 2006, is $10.

†

Cash collateral for the Repurchase Agreements, valued at $71, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% — 9.00% and 9/15/2006 — 11/01/2041, respectively.

◆	Contract amounts are not in thousands.
☐	Value is less than $1.
d

At July 31, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at July 31, 2006 is $770.

m	Securities valued as determined in good faith in accordance with procedures established by Transamerica IDEX Mutual Funds’ Board of Trustees.
#

Aggregate cost for Federal income tax purposes is $261,233.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,281 and $2,247, respectively.  Net unrealized depreciation for tax purposes is $966.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2006, these securities aggregated  $10,989 or 4.8% of the net assets of the Fund.

ADR	American Depositary Receipt
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
LIBOR	London Interbank Offer Rate
MTN	Medium-Term Note
RACERS	Restructured Asset Certificates with Enhanced Returns
TBA	Mortgage-backed securities traded under delayed delivery commitments.

12

TA IDEX PIMCO Total Return TIPS

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)
10 Year Japan Government Bond	1	09/20/2006	$1,153	$(3)
10 Year U.S. Treasury Note	194	09/29/2006	20,570	90
2 Year U.S. Treasury Note	(85)	10/04/2006	(17,295)	5
90-Day Euro Dollar	115	12/18/2006	27,183	(42)
90-Day Euro Dollar	97	03/19/2007	22,950	52
90-Day Euro Dollar	258	06/18/2007	61,114	(15)
90-Day Euro Dollar	82	09/17/2007	19,438	32
90-Day Euro Dollar	82	12/17/2007	19,442	38
90-Day Euro Dollar	82	03/17/2008	19,442	40
Euro-BOBL	(19)	09/11/2006	(2,664)	(10)
			$171,333	$187

1

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
British Pound Sterling	67	09/07/2006	$125	$1
British Pound Sterling	(67)	09/07/2006	(125)	(1)
Euro Dollar	7,261	08/31/2006	9,152	132
Euro Dollar	(3,039)	08/31/2006	(3,853)	(32)
Euro Dollar	(19,438)	09/29/2006	(24,890)	(9)
Japanese Yen	(146,213)	08/29/2006	(1,260)	(23)
			$(20,851)	$68

1

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.8%) ●
Aerospace (1.8%)
Boeing Co. (The)	2,800	$217
General Dynamics Corp.	1,400	94
Goodrich Corp.	500	20
Lockheed Martin Corp.	1,300	104
Northrop Grumman Corp.	1,270	84
Textron, Inc.	500	45
United Technologies Corp.	3,500	218
Air Transportation (0.4%)
FedEx Corp.	1,100	115
Southwest Airlines Co.	2,500	45
Amusement & Recreation Services (0.6%)
Disney (Walt) Co. (The)	7,400	220
Harrah’s Entertainment, Inc.	700	42
Apparel & Accessory Stores (0.4%)
Gap (The), Inc.	2,000	35
Kohl’s Corp. ‡	1,100	62
Limited Brands, Inc.	1,100	28
Nordstrom, Inc.	900	31
Apparel Products (0.2%)
Cintas Corp.	500	18
Jones Apparel Group, Inc.	400	12
Liz Claiborne, Inc.	400	14
V.F. Corp.	300	20
Auto Repair, Services & Parking (0.0%)
Ryder System, Inc.	200	10
Automotive (0.7%)
Ford Motor Co.	6,600	44
General Motors Corp.	2,100	68
Genuine Parts Co.	700	29
Harley-Davidson, Inc.	1,000	57
ITT Industries, Inc.	700	35
Navistar International Corp. ‡	200	4
PACCAR, Inc.	700	57
Automotive Dealers (0.1%)
AutoNation, Inc. ‡	550	11
AutoZone, Inc. ‡	200	18
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	2,700	130
Brown-Forman Corp.-Class B	300	22
Coca-Cola Co. (The)	7,150	318
Coca-Cola Enterprises, Inc.	1,100	24
Constellation Brands, Inc.-Class A ‡	700	17
Molson Coors Brewing Co.-Class B	200	14
Pepsi Bottling Group, Inc.	500	17
PepsiCo, Inc.	5,850	371
Business Credit Institutions (0.4%)
CIT Group, Inc.	800	37
Freddie Mac	2,400	139
Business Services (1.6%)
Cendant Corp.	3,400	51
Clear Channel Communications, Inc.	1,800	52
Convergys Corp. ‡	500	10
eBay, Inc. ‡	4,100	99
Equifax, Inc.	500	16
Fannie Mae	3,300	158
First Data Corp.	2,795	114
Interpublic Group of Cos., Inc. ‡	1,469	12
Monster Worldwide, Inc. ‡	500	20
Moody’s Corp.	900	49
Omnicom Group, Inc.	700	62
Robert Half International, Inc.	700	23

1

Chemicals & Allied Products (3.4%)
Air Products & Chemicals, Inc.	800	51
Alberto Culver Co.-Class B	300	15
Avon Products, Inc.	1,500	43
Clorox Co.	500	30
Colgate-Palmolive Co.	1,800	107
Dow Chemical Co. (The)	3,300	114
du Pont (E.I.) de Nemours & Co.	3,050	121
Eastman Chemical Co.	300	15
Ecolab, Inc.	700	30
International Flavors & Fragrances, Inc.	300	11
Lauder (Estee) Cos., Inc. (The)-Class A	450	17
Monsanto Co.	1,942	83
PPG Industries, Inc.	700	43
Praxair, Inc.	1,200	66
Procter & Gamble Co.	11,552	649
Rohm & Haas Co.	600	28
Sherwin-Williams Co. (The)	400	20
Commercial Banks (10.2%)
AmSouth Bancorp	1,100	32
Bank of America Corp.	16,522	851
Bank of New York Co., Inc. (The)	2,700	91
BB&T Corp.	1,900	80
Citigroup, Inc.	17,600	850
Comerica, Inc.	600	35
Compass Bancshares, Inc.	400	24
Fifth Third Bancorp	1,900	72
First Horizon National Corp.	500	21
Huntington Bancshares, Inc.	900	22
JP Morgan Chase & Co.	12,248	559
KeyCorp	1,300	48
M&T Bank Corp.	300	37
Marshall & IIsley Corp.	800	38
Mellon Financial Corp.	1,400	49
National City Corp.	1,900	68
North Fork Bancorp, Inc.	1,600	45
Northern Trust Corp.	700	40
PNC Financial Services Group, Inc.	1,100	78
Regions Financial Corp.	1,681	61
State Street Corp.	1,200	72
SunTrust Banks, Inc.	1,300	103
Synovus Financial Corp.	1,100	31
US Bancorp	6,400	205
Wachovia Corp.	5,752	308
Wells Fargo & Co.	6,200	449
Zions Bancorp	400	33
Communication (0.6%)
Comcast Corp.-Class A ‡	7,519	259
Communications Equipment (1.7%)
ADC Telecommunications, Inc. ‡	442	5
Andrew Corp. ‡	600	5
Avaya, Inc. ‡	1,400	13
CIENA Corp. ‡	2,000	7
Comverse Technology, Inc. ‡	700	14
Corning, Inc. ‡	5,500	105
L-3 Communications Holdings, Inc.	400	29
Lucent Technologies, Inc. ‡	15,800	34
Motorola, Inc.	8,800	200
Network Appliance, Inc. ‡	1,200	36
QUALCOMM, Inc.	5,850	206
Rockwell Collins, Inc.	700	37
Tellabs, Inc. ‡	1,500	14
Computer & Data Processing Services (4.9%)
Adobe Systems, Inc. ‡	2,100	60
Affiliated Computer Services, Inc.-Class A ‡	450	23
Autodesk, Inc. ‡	800	27

2

Automatic Data Processing, Inc.	2,000	88
BMC Software, Inc. ‡	800	19
CA, Inc.	1,500	31
Citrix Systems, Inc. ‡	600	19
Computer Sciences Corp. ‡	700	37
Compuware Corp. ‡	1,200	8
Electronic Arts, Inc. ‡	1,100	52
Electronic Data Systems Corp.	1,800	43
Fiserv, Inc. ‡	700	31
Google, Inc.-Class A ‡	800	309
IMS Health, Inc.	700	19
Intuit, Inc. ‡	1,400	43
Microsoft Corp.	31,400	755
NCR Corp. ‡	700	22
Novell, Inc. ‡	1,400	9
Oracle Corp. ‡	13,356	200
Parametric Technology Corp. ‡	440	7
Sabre Holdings Corp.	500	10
Sun Microsystems, Inc. ‡	12,200	53
Symantec Corp. ‡	3,523	61
Unisys Corp. ‡	1,100	6
VeriSign, Inc. ‡	900	16
Yahoo!, Inc. ‡	4,600	125
Computer & Office Equipment (4.0%)
Apple Computer, Inc. ‡	2,900	197
Cisco Systems, Inc. ‡	21,650	386
Dell, Inc. ‡	8,250	179
EMC Corp. ‡	8,400	85
Gateway, Inc. ‡	1,000	2
Hewlett-Packard Co.	9,850	314
International Business Machines Corp.	5,600	433
Jabil Circuit, Inc.	600	14
Lexmark International, Inc. ‡	400	22
Pitney Bowes, Inc.	800	33
Sandisk Corp. ‡	500	23
Symbol Technologies, Inc.	905	10
Construction (0.2%)
Centex Corp.	400	19
Fluor Corp.	300	26
KB Home	300	13
Pulte Homes, Inc.	900	26
Department Stores (0.4%)
Dillard’s, Inc.-Class A	200	6
Federated Department Stores, Inc.	1,884	66
JC Penney Co., Inc.	800	50
TJX Cos., Inc.	1,700	41
Diversified (0.3%)
Honeywell International, Inc.	2,900	112
Drug Stores & Proprietary Stores (0.6%)
CVS Corp.	3,000	98
Walgreen Co.	3,450	161
Educational Services (0.1%)
Apollo Group, Inc.-Class A ‡	500	24
Electric Services (2.4%)
AES Corp. (The) ‡	2,300	46
Allegheny Energy, Inc. ‡	600	25
American Electric Power Co., Inc.	1,300	47
CenterPoint Energy, Inc.	1,100	15
CMS Energy Corp. ‡	900	13
Consolidated Edison, Inc.	900	42
Constellation Energy Group, Inc.	600	35
Dominion Resources, Inc.	1,100	86
DTE Energy Co.	600	25
Duke Energy Corp.	4,348	132
Edison International	1,200	50

3

FirstEnergy Corp.	1,200	67
FPL Group, Inc.	1,300	56
Pinnacle West Capital Corp.	400	17
PPL Corp.	1,200	41
Progress Energy, Inc.	900	39
Sempra Energy	900	43
Southern Co. (The)	2,600	88
TECO Energy, Inc.	800	13
TXU Corp.	1,600	103
Xcel Energy, Inc.	1,300	26
Electric, Gas & Sanitary Services (1.1%)
Allied Waste Industries, Inc. ‡	900	9
Ameren Corp.	700	36
Entergy Corp.	800	62
Exelon Corp.	2,400	139
NiSource, Inc.	1,000	23
PG&E Corp.	1,100	46
Public Service Enterprise Group, Inc.	1,000	67
Waste Management, Inc.	1,900	65
Electronic & Other Electric Equipment (3.3%)
Cooper Industries, Ltd.-Class A	300	26
Emerson Electric Co.	1,500	118
General Electric Co.	36,800	1,203
Harman International Industries, Inc.	200	16
Whirlpool Corp.	185	14
Electronic Components & Accessories (2.8%)
Advanced Micro Devices, Inc. ‡	1,500	29
Altera Corp. ‡	1,300	23
American Power Conversion Corp.	600	10
Analog Devices, Inc.	1,200	39
Broadcom Corp.-Class A ‡	1,600	38
Freescale Semiconductor, Inc.-Class B ‡	1,358	39
Intel Corp.	20,850	375
JDS Uniphase Corp. ‡	6,000	13
Linear Technology Corp.	1,100	36
LSI Logic Corp. ‡	1,300	11
Maxim Integrated Products, Inc.	1,200	35
Micron Technology, Inc. ‡	2,200	34
Molex, Inc.	600	19
National Semiconductor Corp.	1,100	26
Novellus Systems, Inc. ‡	500	13
NVIDIA Corp. ‡	1,200	27
PMC-Sierra, Inc. ‡	700	4
QLogic Corp. ‡	600	10
Sanmina-SCI Corp. ‡	1,800	6
Solectron Corp. ‡	3,100	9
Texas Instruments, Inc.	5,800	173
Tyco International, Ltd.	7,100	185
Xilinx, Inc.	1,100	22
Entertainment (0.1%)
International Game Technology	1,200	46
Fabricated Metal Products (0.1%)
Fortune Brands, Inc.	500	36
Parker Hannifin Corp.	350	25
Finance (1.7%)
SPDR Trust Series 1	5,465	698
Food & Kindred Products (2.5%)
Altria Group, Inc.	7,250	580
Archer-Daniels-Midland Co.	2,300	101
Campbell Soup Co.	700	26
ConAgra Foods, Inc.	1,800	39
General Mills, Inc.	1,100	57
Hercules, Inc. ‡	400	6
Hershey Co. (The)	600	33
HJ Heinz Co.	1,200	50

4

Kellogg Co.	900	43
McCormick & Co., Inc.	500	18
Sara Lee Corp.	2,800	47
Tyson Foods, Inc.-Class A	900	13
WM Wrigley Jr. Co.	875	40
Food Stores (0.3%)
Kroger Co.	2,500	57
Safeway, Inc.	1,500	42
Whole Foods Market, Inc.	550	32
Furniture & Fixtures (0.3%)
Johnson Controls, Inc.	700	54
Leggett & Platt, Inc.	700	16
Masco Corp.	1,400	37
Furniture & Home Furnishings Stores (0.1%)
Bed Bath & Beyond, Inc. ‡	1,000	33
Gas Production & Distribution (0.4%)
Dynegy, Inc.-Class A ‡	1,100	6
El Paso Corp.	2,300	37
KeySpan Corp.	700	28
Kinder Morgan, Inc.	400	41
Nicor, Inc.	200	9
Peoples Energy Corp.	100	4
Williams Cos., Inc. (The)	2,200	53
Health Services (0.8%)
Caremark Rx, Inc.	1,500	79
Coventry Health Care, Inc. ‡	600	32
Express Scripts, Inc. ‡	600	46
HCA, Inc.	1,400	69
Health Management Associates, Inc.-Class A	900	18
Laboratory Corp. of America Holdings ‡	500	32
Manor Care, Inc.	300	15
Quest Diagnostics, Inc.	600	36
Tenet Healthcare Corp. ‡	1,600	9
Holding & Other Investment Offices (0.5%)
Apartment Investment & Management Co.-Class A	340	16
Archstone-Smith Trust REIT	800	42
Equity Residential	1,000	47
Kimco Realty Corp. REIT	800	31
Plum Creek Timber Co., Inc.	700	24
Public Storage, Inc.	300	24
Vornado Realty Trust REIT	350	37
Hotels & Other Lodging Places (0.3%)
Hilton Hotels Corp.	1,200	29
Marriott International, Inc.-Class A	1,400	49
Starwood Hotels & Resorts Worldwide, Inc.	800	42
Industrial Machinery & Equipment (1.7%)
American Standard Cos., Inc.	600	23
Applied Materials, Inc.	5,600	88
Baker Hughes, Inc.	1,100	88
Black & Decker Corp.	300	21
Caterpillar, Inc.	2,400	170
Cummins, Inc.	200	23
Deere & Co.	900	65
Dover Corp.	700	33
Eaton Corp.	600	38
Illinois Tool Works, Inc.	1,500	69
Ingersoll-Rand Co.-Class A	1,200	43
National Oilwell Varco, Inc. ‡	700	47
Pall Corp.	500	13
Stanley Works (The)	300	14
Instruments & Related Products (1.0%)
Agilent Technologies, Inc. ‡	1,500	43
Bausch & Lomb, Inc.	200	9
Danaher Corp.	900	59
Eastman Kodak Co.	1,100	24

5

Fisher Scientific International ‡	400	30
KLA-Tencor Corp.	700	30
PerkinElmer, Inc.	500	9
Raytheon Co.	1,500	68
Rockwell Automation, Inc.	700	43
Snap-On, Inc.	200	8
Tektronix, Inc.	300	8
Teradyne, Inc. ‡	800	11
Thermo Electron Corp. ‡	600	22
Waters Corp. ‡	400	16
Xerox Corp. ‡	3,500	49
Insurance (4.4%)
ACE, Ltd.	1,200	62
Aetna, Inc.	2,000	63
AFLAC, Inc.	1,700	75
Allstate Corp. (The)	2,300	131
AMBAC Financial Group, Inc.	400	33
American International Group, Inc.	9,100	552
Chubb Corp.	1,400	71
Cigna Corp.	500	46
Cincinnati Financial Corp.	582	27
Loews Corp.	1,500	56
MBIA, Inc.	500	29
MGIC Investment Corp.	300	17
Principal Financial Group	1,000	54
Progressive Corp. (The)	1,400	34
SAFECO Corp.	500	27
St. Paul Travelers Cos., Inc. (The)	2,447	112
UnitedHealth Group, Inc.	4,800	230
UnumProvident Corp.	1,100	18
WellPoint, Inc. ‡	2,300	171
XL Capital, Ltd.-Class A	700	45
Insurance Agents, Brokers & Service (0.5%)
AON Corp.	1,200	41
Hartford Financial Services Group, Inc. (The)	1,100	93
Humana, Inc. ‡	600	34
Marsh & McLennan Cos., Inc.	1,900	51
Leather & Leather Products (0.1%)
Coach, Inc. ‡	1,400	40
Life Insurance (0.9%)
Genworth Financial, Inc.-Class A	1,200	41
Lincoln National Corp.	1,149	65
Metlife, Inc.	2,600	135
Prudential Financial, Inc.	1,700	134
Torchmark Corp.	400	24
Lumber & Other Building Materials (1.0%)
Home Depot, Inc. (The)	7,500	260
Lowe’s Cos., Inc.	5,400	153
Lumber & Wood Products (0.1%)
Louisiana-Pacific Corp.	400	8
Weyerhaeuser Co.	900	53
Management Services (0.1%)
Paychex, Inc.	1,200	41
Medical Instruments & Supplies (1.6%)
Applera Corp.-Applied Biosystems Group	700	23
Bard, (C.R.) Inc.	400	28
Baxter International, Inc.	2,300	97
Becton Dickinson & Co.	900	59
Biomet, Inc.	900	30
Boston Scientific Corp. ‡	4,215	72
Medtronic, Inc.	4,300	217
Millipore Corp. ‡	200	13
St. Jude Medical, Inc. ‡	1,200	44
Stryker Corp.	1,100	50
Zimmer Holdings, Inc. ‡	900	57

6

Metal Cans & Shipping Containers (0.0%)
Ball Corp.	400	15
Metal Mining (0.4%)
Freeport-McMoRan Copper & Gold, Inc.-Class B	700	38
Newmont Mining Corp.	1,500	77
Phelps Dodge Corp.	700	61
Mining (0.1%)
Consol Energy, Inc.	575	24
Vulcan Materials Co.	400	27
Mortgage Bankers & Brokers (0.2%)
Countrywide Financial Corp.	2,100	75
Motion Pictures (1.0%)
News Corp., Inc.-Class A	8,500	164
Time Warner, Inc.	16,000	264
Office Property (0.2%)
Boston Properties, Inc. REIT	300	29
Equity Office Properties Trust	1,300	49
Oil & Gas Extraction (3.1%)
Anadarko Petroleum Corp.	1,400	64
Apache Corp.	1,210	85
BJ Services Co.	1,200	44
Chesapeake Energy Corp.	1,250	41
Devon Energy Corp.	1,500	97
EOG Resources, Inc.	900	67
Halliburton Co.	3,800	127
Kerr-McGee Corp.	800	56
Nabors Industries, Ltd. ‡	1,100	39
Noble Corp.	500	36
Occidental Petroleum Corp.	1,400	151
Rowan Cos., Inc.	400	14
Schlumberger, Ltd.	4,300	287
Transocean, Inc. ‡	1,200	93
Weatherford International, Ltd. ‡	1,100	52
XTO Energy, Inc.	1,133	53
Paper & Allied Products (1.0%)
3M Co.	2,600	183
Avery Dennison Corp.	400	23
Bemis Co.	400	12
International Paper Co.	1,800	62
Kimberly-Clark Corp.	1,600	98
MeadWestvaco Corp.	700	18
OfficeMax, Inc.	300	12
Pactiv Corp. ‡	600	15
Temple-Inland, Inc.	400	17
Personal Credit Institutions (0.4%)
Capital One Financial Corp.	1,100	85
SLM Corp.	1,400	70
Personal Services (0.1%)
H&R Block, Inc.	1,200	27
Petroleum Refining (6.6%)
Ashland, Inc.	300	20
Chevron Corp.	8,341	549
ConocoPhillips	5,817	399
Exxon Mobil Corp.	21,550	1,460
Hess Corp.	900	48
Marathon Oil Corp.	1,170	106
Murphy Oil Corp.	600	31
Sunoco, Inc.	500	35
Valero Energy Corp.	2,200	148
Pharmaceuticals (8.6%)
Abbott Laboratories	5,500	263
Allergan, Inc.	500	54
AmerisourceBergen Corp.	800	34
Amgen, Inc. ‡	4,172	291
Barr Pharmaceuticals, Inc. ‡	250	12

7

Biogen Idec, Inc. ‡	1,200	51
Bristol-Myers Squibb Co.	6,950	167
Cardinal Health, Inc.	1,400	94
Forest Laboratories, Inc. ‡	1,200	56
Genzyme Corp. ‡	1,000	68
Gilead Sciences, Inc. ‡	1,700	105
Hospira, Inc. ‡	620	27
Johnson & Johnson	10,450	654
King Pharmaceuticals, Inc. ‡	900	15
Lilly (Eli) & Co.	4,000	227
McKesson Corp.	1,100	55
Medco Health Solutions, Inc. ‡	1,153	68
MedImmune, Inc. ‡	1,000	25
Merck & Co., Inc.	7,650	308
Mylan Laboratories	800	18
Pfizer, Inc.	25,990	675
Schering-Plough Corp.	5,400	110
Sigma-Aldrich Corp.	200	14
Watson Pharmaceuticals, Inc. ‡	400	9
Wyeth	4,900	238
Primary Metal Industries (0.5%)
Alcoa, Inc.	2,900	87
Allegheny Technologies, Inc.	300	19
Nucor Corp.	1,200	64
United States Steel Corp.	400	25
Printing & Publishing (0.7%)
CBS Corp.-Class B	2,650	73
Dow Jones & Co., Inc.	200	7
Gannett Co., Inc.	1,000	52
McClatchy Co.-Class A	153	6
McGraw-Hill Cos., Inc. (The)	1,200	68
Meredith Corp.	200	9
New York Times Co.-Class A	600	13
RR Donnelley & Sons Co.	900	26
Scripps (E.W.) Co. (The)	300	13
Tribune Co.	900	27
Radio & Television Broadcasting (0.3%)
Univision Communications, Inc.-Class A ‡	800	27
Viacom, Inc.-Class B ‡	2,650	92
Radio, Television & Computer Stores (0.2%)
Best Buy Co., Inc.	1,350	61
Circuit City Stores, Inc.	600	15
RadioShack Corp.	500	8
Railroads (0.7%)
Burlington Northern Santa Fe Corp.	1,200	83
CSX Corp.	900	55
Norfolk Southern Corp.	1,500	65
Union Pacific Corp.	1,000	85
Regional Mall (0.1%)
Simon Property Group, Inc.	700	60
Residential Building Construction (0.1%)
DR Horton, Inc.	1,000	21
Lennar Corp.-Class A	500	22
Restaurants (0.8%)
Darden Restaurants, Inc.	500	17
McDonald’s Corp.	4,600	163
Starbucks Corp. ‡	2,700	93
Wendy’s International, Inc.	500	30
Yum! Brands, Inc.	1,000	45
Retail Trade (2.0%)
Amazon.com, Inc. ‡	1,100	30
Big Lots, Inc. ‡	400	6
Costco Wholesale Corp.	1,600	84
Dollar General Corp.	1,100	15
Family Dollar Stores, Inc.	600	14

8

Office Depot, Inc. ‡	1,100	40
Sears Holdings Corp. ‡	383	53
Staples, Inc.	2,550	55
Target Corp.	3,200	147
Tiffany & Co.	500	16
Wal-Mart Stores, Inc.	8,800	392
Rubber & Misc. Plastic Products (0.2%)
Cooper Tire & Rubber Co.	200	2
Goodyear Tire & Rubber Co. (The) ‡	700	8
Newell Rubbermaid, Inc.	1,000	26
NIKE, Inc.-Class B	700	55
Sealed Air Corp.	300	14
Savings Institutions (0.6%)
Golden West Financial Corp.	900	66
Sovereign Bancorp, Inc.	1,155	24
Washington Mutual, Inc.	3,240	145
Security & Commodity Brokers (3.3%)
American Express Co.	4,400	229
Ameriprise Financial, Inc.	920	41
Bear Stearns Cos. Inc. (The)	400	57
Charles Schwab Corp. (The)	3,500	56
E*TRADE Financial Corp. ‡	1,350	31
Federated Investors, Inc.-Class B	350	11
Franklin Resources, Inc.	600	55
Goldman Sachs Group, Inc. (The)	1,500	229
Janus Capital Group, Inc.	800	13
Legg Mason, Inc.	400	33
Lehman Brothers Holdings, Inc.	2,000	130
Merrill Lynch & Co., Inc.	3,100	226
Morgan Stanley	3,800	253
T. Rowe Price Group, Inc.	1,000	41
Telecommunications (3.3%)
ALLTEL Corp.	1,400	77
AT&T, Inc.	13,672	410
BellSouth Corp.	6,400	251
CenturyTel, Inc.	400	15
Citizens Communications Co.	1,200	15
Embarq Corp. ‡	551	25
Qwest Communications International ‡	5,700	46
Sprint Nextel Corp.	10,434	207
Verizon Communications, Inc.	10,300	348
Windstream Corp.	1,447	18
Tobacco Products (0.2%)
Reynolds American, Inc.	300	38
UST, Inc.	600	30
Toys, Games & Hobbies (0.1%)
Hasbro, Inc.	600	11
Mattel, Inc.	1,300	23
Transportation Equipment (0.0%)
Brunswick Corp.	300	9
Trucking & Warehousing (0.6%)
United Parcel Service, Inc.-Class B	3,900	269
Warehouse (0.1%)
Prologis	850	47
Water Transportation (0.1%)
Carnival Corp.	1,600	62
Wholesale Trade Durable Goods (0.1%)
Grainger (W.W.), Inc.	300	19
Patterson Cos., Inc. ‡	500	17
Wholesale Trade Nondurable Goods (0.2%)
Dean Foods Co. ‡	500	19
SUPERVALU, Inc.	718	19
SYSCO Corp.	2,200	61
Total Common Stocks (cost: $31,257)		41,756

9

	Contracts w	Value
PURCHASED OPTIONS (0.3%)
Put Options (0.3%)
S&P 500 Index	48	5
Put Strike $1,175.00
Expires 08/19/2006
S&P 500 Index	46	28
Put Strike $1,200.00
Expires 09/16/2006
S&P 500 Index	94	26
Put Strike $1,150.00
Expires 09/16/2006
S&P 500 Index	49	20
Put Strike $1,175.00
Expires 09/16/2006
S&P 500 Index	44	26
Put Strike $1,150.00
Expires 10/21/2006
S&P 500 Index	44	35
Put Strike $1,175.00
Expires 10/21/2006
Total Purchased Options (cost: $208)		140

Total Investment Securities (cost: $31,465) #		$41,896

	Contracts ◆	Value
WRITTEN OPTIONS (-1.7%)
Covered Call Options (-1.7%)
S&P 500 Index	78	(275)
Call Strike $1,250.00
Expires 08/19/2006
S&P 500 Index	93	(159)
Call Strike $1,275.00
Expires 08/19/2006
S&P 500 Index	45	(23)
Call Strike $1,300.00
Expires 08/19/2006
S&P 500 Index	44	(65)
Call Strike $1,300.00
Expires 09/16/2006
S&P 500 Index	18	(83)
Call Strike $1,250.00
Expires 09/16/2006
S&P 500 Index	47	(134)
Call Strike $1,275.00
Expires 09/16/2006
Total Written Options (premiums: $660)		(739)

NOTES TO SCHEDULE OF INVESTMENTS:

●                                      Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed short index option contracts written by the Fund.

‡                                          Non-income producing.

◆                                   Contract amounts are not in thousands.

#                                         Aggregate co1st for Federal income tax purposes is $31,462.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $11,711 and $1,277, respectively.  Net unrealized appreciation for tax purposes is $10,434.

10

DEFINITIONS:

REIT       Real Estate Investment Trust

SPDR      Standard & Poor’s Depository Receipts

11

TA IDEX Salomon All Cap

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.2%)
Aerospace (1.3%)
Boeing Co. (The)	34,700	$2,686
Air Transportation (1.8%)
Southwest Airlines Co.	205,700	3,701
Amusement & Recreation Services (2.2%)
Disney (Walt) Co. (The)	152,100	4,516
Automotive (0.8%)
Lear Corp. †	70,500	1,591
Beverages (0.6%)
Molson Coors Brewing Co.-Class B	18,100	1,293
Business Services (1.8%)
eBay, Inc. ‡	45,900	1,105
Interpublic Group of Cos., Inc. † ‡	303,000	2,482
Chemicals & Allied Products (2.3%)
Dow Chemical Co. (The)	52,000	1,798
du Pont (E.I.) de Nemours & Co.	71,600	2,840
Commercial Banks (6.5%)
Bank of America Corp.	94,633	4,876
JP Morgan Chase & Co.	125,600	5,730
State Street Corp.	42,100	2,529
Communications Equipment (2.7%)
Motorola, Inc.	131,000	2,982
Nokia Corp., ADR	130,400	2,588
Computer & Data Processing Services (2.2%)
Microsoft Corp.	160,200	3,850
VeriSign, Inc. ‡	23,900	429
Wave Systems Corp.-Class A ‡	14,233	24
Yahoo!, Inc. ‡	6,500	176
Computer & Office Equipment (3.7%)
Cisco Systems, Inc. ‡	240,700	4,296
International Business Machines Corp.	32,900	2,547
Lexmark International, Inc. ‡	10,900	589
Diversified (2.1%)
Honeywell International, Inc.	109,000	4,218
Electronic & Other Electric Equipment (2.1%)
Samsung Electronics Co., Ltd., GDR-144A	13,300	4,233
Electronic Components & Accessories (3.4%)
Intel Corp.	29,200	526
International DisplayWorks, Inc. † ‡	26,600	127
Novellus Systems, Inc. ‡	63,300	1,602
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	289,536	2,510
Texas Instruments, Inc.	68,100	2,028
Food & Kindred Products (3.6%)
Kraft Foods, Inc.-Class A †	70,400	2,281
Unilever PLC	109,575	2,590
Unilever PLC, Sponsored ADR	101,719	2,430
Food Stores (1.7%)
Safeway, Inc.	124,400	3,493
Gas Production & Distribution (1.1%)
Williams Cos., Inc. (The)	89,700	2,175
Health Services (1.1%)
Enzo Biochemical, Inc. † ‡	177,299	2,285
Industrial Machinery & Equipment (4.6%)
Applied Materials, Inc.	139,100	2,189
Baker Hughes, Inc.	21,900	1,751
Caterpillar, Inc.	54,800	3,884
Deere & Co.	19,700	1,430
Instruments & Related Products (3.1%)
Agilent Technologies, Inc. ‡	73,100	2,079
Raytheon Co.	91,300	4,115
Insurance (6.6%)
American International Group, Inc.	41,200	2,500
Chubb Corp.	67,960	3,427

1

MGIC Investment Corp.	49,700	2,828
PMI Group, Inc. (The)	108,200	4,594
Insurance Agents, Brokers & Service (1.0%)
Hartford Financial Services Group, Inc. (The)	24,200	2,053
Lumber & Other Building Materials (1.9%)
Home Depot, Inc. (The)	108,500	3,766
Lumber & Wood Products (1.1%)
Weyerhaeuser Co.	36,800	2,159
Medical Instruments & Supplies (0.1%)
Medtronic, Inc.	2,200	111
Mining (0.0%)
WGI Heavy Minerals, Inc. ‡	127,600	85
Motion Pictures (4.7%)
News Corp., Inc.-Class B †	294,900	5,934
Time Warner, Inc.	211,300	3,486
Oil & Gas Extraction (3.0%)
Anadarko Petroleum Corp.	34,200	1,564
GlobalSantaFe Corp.	28,500	1,566
Halliburton Co.	54,400	1,815
Schlumberger, Ltd.	17,700	1,183
Paper & Allied Products (0.5%)
Kimberly-Clark Corp.	18,300	1,117
Petroleum Refining (3.6%)
Chevron Corp.	20,700	1,362
ConocoPhillips	17,800	1,222
Exxon Mobil Corp.	28,800	1,951
Murphy Oil Corp. †	52,100	2,681
Pharmaceuticals (13.9%)
Abbott Laboratories	100,200	4,787
Amgen, Inc. ‡	20,000	1,395
GlaxoSmithKline PLC, ADR	57,900	3,204
Johnson & Johnson	59,000	3,690
Lilly (Eli) & Co.	38,200	2,169
Novartis AG, ADR	70,200	3,947
Pfizer, Inc.	167,800	4,361
Wyeth	93,900	4,551
Primary Metal Industries (1.8%)
Alcoa, Inc.	77,700	2,327
RTI International Metals, Inc. † ‡	30,000	1,382
Radio & Television Broadcasting (2.2%)
Pearson PLC	329,200	4,468
Retail Trade (1.5%)
Wal-Mart Stores, Inc.	70,500	3,137
Security & Commodity Brokers (4.2%)
American Express Co.	51,400	2,676
Franklin Resources, Inc.	7,100	649
Goldman Sachs Group, Inc. (The)	4,200	642
Merrill Lynch & Co., Inc.	62,500	4,551
Telecommunications (1.8%)
Sprint Nextel Corp.	9,700	192
Vodafone Group PLC m	179,700	—	☐
Vodafone Group PLC, ADR	157,238	3,409
Toys, Games & Hobbies (0.6%)
Hasbro, Inc.	63,200	1,182
Total Common Stocks (cost: $174,675)		196,697

	Principal	Value
SECURITY LENDING COLLATERAL (8.4%)
Debt (8.4%)
Bank Notes (0.3%)
Bank of America
5.31%, due 08/10/2006 *	527	527

2

Commercial Paper (1.4%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	211	211
Charta LLC-144A
5.38%, due 08/23/2006	211	211
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	211	211
5.41%, due 09/12/2006	211	211
General Electric Capital Corp.
5.26%, due 08/02/2006	527	527
Grampian Funding LLC-144A
5.37%, due 08/21/2006	211	211
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	211	211
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	211	211
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	206	206
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	211	211
5.42%, due 09/19/2006	211	211
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	211	211
Euro Dollar Overnight (1.3%)
Bank of Montreal
5.29%, due 08/03/2006	211	211
Barclays
5.15%, due 08/01/2006	421	421
Fortis Bank
5.29%, due 08/07/2006	421	421
Harris NA
5.29%, due 08/07/2006	421	421
Regions Bank
5.27%, due 08/04/2006	527	527
Svenska Handlesbanken
5.29%, due 08/01/2006	450	450
The Bank of the West
5.25%, due 08/07/2006	211	211
Euro Dollar Terms (1.5%)
Abbey National PLC
5.29%, due 08/11/2006	527	527
Branch Banker &Trust
5.36%, due 08/28/2006	316	316
Calyon
5.30%, due 08/08/2006	211	211
5.37%, due 09/01/2006	421	421
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	211	211
Dexia Group
5.30%, due 08/09/2006	211	211
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	263	263
Toronto Dominion Bank
5.40%, due 09/22/2006	422	422
Wells Fargo
5.40%, due 09/05/2006	527	527
Repurchase Agreements (3.9%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $1,395 on 08/01/2006	1,395	1,395
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $3,139 on 08/01/2006	3,138	3,138

3

Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $352
on 08/01/2006	352	352
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $2,833
on 08/01/2006	2,832	2,832
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $126 on 08/01/2006	125	125

Total Security Lending Collateral (cost: $16,983)		16,983

Total Investment Securities (cost: $191,658) #		$213,680

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $16,259.

‡	Non-income producing.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $8,110, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

☐	Value is less than $1.

m	Securities valued as determined in good faith in accordance with procedures established by Transamerica IDEX Mutual Funds’ Board of Trustees.

#

Aggregate cost for Federal income tax purposes is $192,356. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $27,949 and $6,625, respectively. Net unrealized appreciation for tax purposes is $21,324.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $6,549 or 3.2% of the net assets of the Fund.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

4

TA IDEX Salomon Investors Value

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.0%)
Aerospace (4.7%)
Boeing Co. (The)	16,500	$1,277
Textron, Inc.	16,900	1,519
United Technologies Corp.	23,000	1,430
Business Credit Institutions (1.3%)
Freddie Mac	20,800	1,203
Chemicals & Allied Products (2.7%)
Air Products & Chemicals, Inc.	16,800	1,074
du Pont (E.I.) de Nemours & Co.	34,800	1,380
Commercial Banks (9.0%)
Bank of America Corp.	36,900	1,901
Bank of New York Co., Inc. (The)	26,000	874
JP Morgan Chase & Co.	46,900	2,140
Wachovia Corp.	18,000	965
Wells Fargo & Co.	30,300	2,192
Communication (1.2%)
EchoStar Communications Corp.-Class A ‡	29,900	1,048
Communications Equipment (2.6%)
Nokia Corp., ADR	68,400	1,358
SES GLOBAL	71,100	962
Computer & Data Processing Services (0.9%)
Microsoft Corp.	35,000	841
Computer & Office Equipment (0.9%)
International Business Machines Corp.	10,800	836
Electric Services (2.6%)
Sempra Energy	47,900	2,312
Fabricated Metal Products (0.9%)
Parker Hannifin Corp.	11,700	845
Food & Kindred Products (3.5%)
Altria Group, Inc.	39,200	3,135
Food Stores (1.6%)
Kroger Co.	61,100	1,401
Furniture & Fixtures (0.9%)
Masco Corp.	31,200	834
Instruments & Related Products (1.0%)
Raytheon Co.	20,900	942
Insurance (11.2%)
AFLAC, Inc.	23,600	1,042
American International Group, Inc.	25,900	1,571
Chubb Corp.	28,800	1,452
Loews Corp.	47,100	1,746
St. Paul Travelers Cos., Inc. (The)	29,700	1,360
UnitedHealth Group, Inc.	28,900	1,382
WellPoint, Inc. ‡	20,900	1,557
Insurance Agents, Brokers & Service (1.2%)
Marsh & McLennan Cos., Inc.	40,900	1,106
Lumber & Other Building Materials (1.8%)
Home Depot, Inc. (The)	46,200	1,604
Motion Pictures (4.1%)
News Corp., Inc.-Class B †	115,500	2,324
Time Warner, Inc.	82,600	1,363
Oil & Gas Extraction (5.8%)
GlobalSantaFe Corp. †	23,500	1,291
Halliburton Co.	10,800	360
Royal Dutch Shell PLC- Class A, ADR	15,000	1,062
Total SA, ADR	37,200	2,538
Paper & Allied Products (2.8%)
Avery Dennison Corp.	16,900	991
Kimberly-Clark Corp.	24,500	1,496
Personal Credit Institutions (2.2%)
Capital One Financial Corp. †	25,200	1,949
Petroleum Refining (2.4%)
Marathon Oil Corp.	11,300	1,024

1

Suncor Energy, Inc.	13,600	1,102
Pharmaceuticals (7.9%)
Abbott Laboratories	27,100	1,295
Johnson & Johnson	14,400	901
Novartis AG, ADR	24,600	1,383
Pfizer, Inc.	78,900	2,051
Sanofi-Aventis, ADR	30,200	1,431
Radio & Television Broadcasting (1.1%)
Liberty Media Holding Corp.-Capital-Class A ‡	5,780	472
Liberty Media Holding Corp.-Interactive-Class A ‡	28,900	476
Restaurants (1.9%)
McDonald’s Corp.	48,300	1,709
Retail Trade (2.9%)
Target Corp.	18,100	831
Wal-Mart Stores, Inc. †	39,400	1,753
Rubber & Misc. Plastic Products (1.1%)
Newell Rubbermaid, Inc.	38,500	1,015
Savings Institutions (1.8%)
Golden West Financial Corp.	22,200	1,635
Security & Commodity Brokers (6.2%)
American Express Co.	35,000	1,822
Goldman Sachs Group, Inc. (The)	9,400	1,436
Merrill Lynch & Co., Inc.	32,100	2,338
Telecommunications (7.8%)
ALLTEL Corp.	27,100	1,495
AT&T, Inc. †	69,984	2,099
Embarq Corp. ‡	22,745	1,029
Sprint Nextel Corp.	119,413	2,364
Total Common Stocks (cost: $77,757)		86,324

	Principal	Value
SECURITY LENDING COLLATERAL (10.5%)
Debt (10.5%)
Bank Notes (0.3%)
Bank of America
5.31%, due 08/10/2006 *	293	293
Commercial Paper (1.8%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	117	117
Charta LLC-144A
5.38%, due 08/23/2006	117	117
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	117	117
5.41%, due 09/12/2006	117	117
General Electric Capital Corp.
5.26%, due 08/02/2006	293	293
Grampian Funding LLC-144A
5.37%, due 08/21/2006	117	117
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	117	117
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	117	117
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	115	115
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	117	117
5.42%, due 09/19/2006	117	117
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	117	117
Euro Dollar Overnight (1.6%)
Bank of Montreal
5.29%, due 08/03/2006	117	117
Barclays

2

5.15%, due 08/01/2006	235	235
Fortis Bank
5.29%, due 08/07/2006	235	235
Harris NA
5.29%, due 08/07/2006	235	235
Regions Bank
5.27%, due 08/04/2006	293	293
Svenska Handlesbanken
5.29%, due 08/01/2006	251	251
The Bank of the West
5.25%, due 08/07/2006	117	117
Euro Dollar Terms (1.9%)
Abbey National PLC
5.29%, due 08/11/2006	293	293
Branch Banker &Trust
5.36%, due 08/28/2006	176	176
Calyon
5.30%, due 08/08/2006	117	117
5.37%, due 09/01/2006	235	235
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	117	117
Dexia Group
5.30%, due 08/09/2006	117	117
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	147	147
Toronto Dominion Bank
5.40%, due 09/22/2006	234	234
Wells Fargo
5.40%, due 09/05/2006	293	293
Repurchase Agreements (4.9%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $776 on 08/01/2006	776	776
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $1,745 on 08/01/2006	1,745	1,745
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $196 on 08/01/2006	196	196
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $1,575 on 08/01/2006	1,575	1,575
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $70 on 08/01/2006	70	70

Total Security Lending Collateral (cost: $9,445)		9,445

Total Investment Securities (cost: $87,202) #		$95,769

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $9,164.
*	Floating or variable rate note. Rate is listed as of July 31, 2006.

3

††

Cash collateral for the Repurchase Agreements, valued at $4,510, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $87,753. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $9,960 and $1,944, respectively. Net unrealized appreciation for tax purposes is $8,016.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $1,285 or 1.4% of the net assets of the Fund.

ADR	American Depositary Receipt

4

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.3%)
Air Transportation (1.9%)
Airtran Holdings, Inc. ‡ †	1,900	$24
Republic Airways Holdings, Inc. ‡	8,700	145
Skywest, Inc.	9,700	235
Amusement & Recreation Services (0.9%)
International Speedway Corp.-Class A	400	18
Station Casinos, Inc.	2,100	115
WMS Industries, Inc. ‡ †	2,500	66
Apparel & Accessory Stores (1.7%)
Charlotte Russe Holding, Inc. ‡	2,300	60
Christopher & Banks Corp.	3,200	90
Citi Trends, Inc. ‡ †	2,200	65
Pacific Sunwear of California, Inc. ‡	2,850	48
Ross Stores, Inc.	1,700	42
Urban Outfitters, Inc. ‡ †	4,200	61
Apparel Products (1.0%)
Gymboree Corp. ‡	3,500	117
Quiksilver, Inc. ‡ †	7,700	100
Auto Repair, Services & Parking (0.4%)
Dollar Thrifty Automotive Group ‡	2,000	90
Automotive (0.9%)
LKQ Corp. ‡	1,400	31
Oshkosh Truck Corp.	3,900	167
Automotive Dealers (1.1%)
MarineMax, Inc. ‡ †	3,900	82
O’Reilly Automotive, Inc. ‡	5,700	162
Beverages (0.3%)
Boston Beer Co., Inc.-Class A ‡	2,000	59
Business Services (3.2%)
Administaff, Inc.	1,100	35
ChoicePoint, Inc. ‡	2,700	92
Computer Programs & Systems, Inc.	6,800	251
Getty Images, Inc. ‡ †	1,500	70
Heartland Payment Systems, Inc. ‡ †	500	13
Iron Mountain, Inc. ‡ †	1,625	67
Jupitermedia Corp. ‡	1,900	19
MoneyGram International, Inc.	4,100	126
WebSideStory, Inc. ‡	2,500	31
Chemicals & Allied Products (0.2%)
Parlux Fragrances, Inc. ‡ †	4,000	37
VeraSun Energy Corp. ‡ †	500	12
Commercial Banks (2.5%)
Boston Private Financial Holdings, Inc.	2,400	60
CapitalSource, Inc. REIT †	1,134	27
East-West Bancorp, Inc.	3,700	149
Investors Financial Services Corp. ●	1,200	54
Pinnacle Financial Partners, Inc. ‡ †	1,500	50
PrivateBancorp, Inc. †	800	38
SVB Financial Group ‡	1,000	45
UCBH Holdings, Inc.	6,000	100
Virginia Commerce Bancorp ‡ †	750	18
Communication (0.6%)
Global Payments, Inc.	2,260	96
SBA Communications Corp. ‡	1,000	24
Syniverse Holdings, Inc. ‡	1,400	20
Communications Equipment (0.6%)
Inter-Tel, Inc.	3,100	66
Plantronics, Inc.	2,300	36
Polycom, Inc. ‡	806	18
Computer & Data Processing Services (11.8%)
Activision, Inc. ‡	5,499	66
Actuate Corp. ‡	7,400	30
Agile Software Corp. ‡	5,700	33

1

Ansys, Inc. ‡	1,600	73
Avocent Corp. ‡	1,200	31
CACI International, Inc.-Class A ‡	2,000	113
CNET Networks, Inc. ‡ †	7,900	67
Cognex Corp.	5,900	139
Cognizant Technology Solutions Corp. ‡	1,300	85
Cybersource Corp. ‡	8,700	87
Digital Insight Corp. ‡	2,900	68
Digital River, Inc. ‡ †	1,500	67
Epicor Software Corp. ‡	3,200	38
F5 Networks, Inc. ‡	2,000	93
Factset Research Systems, Inc.	1,650	72
Fair Isaac Corp.	2,705	91
Filenet Corp. ‡	1,800	57
Global Cash Access, Inc. ‡	2,200	33
Hyperion Solutions Corp. ‡	4,300	134
Informatica Corp. ‡	10,800	151
Inforte Corp. ‡	16,200	66
Jack Henry & Associates, Inc.	2,100	40
Kenexa Corp. ‡	6,400	151
MTC Technologies, Inc. ‡	3,400	69
NAVTEQ Corp. ‡	1,300	37
NCI, Inc.-Class A ‡	7,100	96
Ninetowns Digital World Trade Holdings, Ltd., ADR ‡	5,400	26
Open Solutions, Inc. ‡ †	1,800	50
Quest Software, Inc. ‡	3,100	42
Radiant Systems, Inc. ‡	7,850	86
Red Hat, Inc. ‡ †	3,000	71
RightNow Technologies, Inc. ‡ †	5,100	62
SI International, Inc. ‡	300	8
SRA International, Inc.-Class A ‡ †	3,600	87
Taleo Corp.-Class A ‡	5,600	48
Websense, Inc. ‡	4,600	86
Witness Systems, Inc. ‡	500	8
Computer & Office Equipment (1.2%)
Rackable Systems, Inc. ‡	1,200	26
ScanSource, Inc. ‡	3,400	101
Scientific Games Corp.-Class A ‡	300	10
Symbol Technologies, Inc.	2,400	27
Zebra Technologies Corp.-Class A ‡	2,900	91
Construction (0.4%)
Insituform Technologies, Inc.-Class A ‡	2,000	43
MDC Holdings, Inc. †	1,164	51
Drug Stores & Proprietary Stores (0.2%)
Drugstore.Com, Inc. ‡	14,400	42
Educational Services (0.9%)
ITT Educational Services, Inc. ‡	2,800	189
Electric, Gas & Sanitary Services (1.0%)
Stericycle, Inc. ‡	2,000	134
Waste Connections, Inc. ‡	2,500	93
Electronic & Other Electric Equipment (0.7%)
Aeroflex, Inc. ‡	10,800	110
Harman International Industries, Inc.	500	40
Electronic Components & Accessories (8.1%)
Advanced Energy Industries, Inc. ‡	9,700	126
ATMI, Inc. ‡ †	2,300	61
Ceradyne, Inc. ‡ †	4,300	210
Color Kinetics, Inc. ‡ †	7,300	126
Cymer, Inc. ‡ †	3,200	125
Dolby Laboratories, Inc.-Class A ‡	1,100	22
Exar Corp. ‡	3,000	39
Integrated Device Technology, Inc. ‡	6,380	99
Intersil Corp.-Class A	4,196	99
Micrel, Inc. ‡	4,000	43
Microchip Technology, Inc.	575	19

2

Microsemi Corp. ‡ †	4,400	111
Omnivision Technologies, Inc. ‡ †	2,200	42
ON Semiconductor Corp. ‡ †	20,000	126
Pericom Semiconductor Corp. ‡	1,200	10
Semtech Corp. ‡	6,000	77
Spansion LLC-Class A ‡ †	3,300	46
Triquint Semiconductor, Inc. ‡	4,526	21
TTM Technologies, Inc. ‡	11,500	127
Varian Semiconductor Equipment Associates, Inc. ‡	4,550	144
Virage Logic Corp. ‡	5,600	48
Zoran Corp. ‡	2,097	34
Fabricated Metal Products (0.2%)
Simpson Manufacturing Co., Inc. †	1,500	42
Furniture & Home Furnishings Stores (0.2%)
Williams-Sonoma, Inc.	1,700	54
Health Services (4.3%)
Amedisys, Inc. ‡ †	1,000	38
Amsurg Corp. ‡ †	2,200	49
Community Health Systems, Inc. ‡	1,300	47
Coventry Health Care, Inc. ‡	2,450	129
DaVita, Inc. ‡	3,100	155
Gentiva Health Services, Inc. ‡	2,600	42
Human Genome Sciences, Inc. ‡ †	2,600	25
LCA-Vision, Inc. †	300	13
LifePoint Hospitals, Inc. ‡	1,600	54
Manor Care, Inc. †	1,400	70
Matria Healthcare, Inc. ‡	2,150	53
Omnicare, Inc.	1,900	86
Option Care, Inc.	1,200	14
Symbion, Inc. ‡	3,500	66
Triad Hospitals, Inc. ‡	1,100	43
United Surgical Partners International, Inc. ‡	2,250	56
Holding & Other Investment Offices (0.9%)
Affiliated Managers Group ‡ †	2,000	183
Harris & Harris Group, Inc. ‡ †	1,100	11
Hotels & Other Lodging Places (0.2%)
Orient-Express Hotels, Ltd.	1,400	51
Industrial Machinery & Equipment (2.9%)
Actuant Corp.-Class A	3,600	158
Bucyrus International, Inc.-Class A	300	15
Entegris, Inc. ‡	6,700	63
FMC Technologies, Inc. ‡	1,300	82
Intermec, Inc. ‡	1,000	24
Kaydon Corp.	2,300	83
Kennametal, Inc.	700	37
Manitowoc Co.	1,100	43
Oil States International, Inc. ‡	4,100	132
Instruments & Related Products (3.4%)
Anaren, Inc. ‡	1,300	23
Cohu, Inc.	2,700	41
Dionex Corp. ‡	350	19
DRS Technologies, Inc.	1,108	51
FLIR Systems, Inc. ‡ †	4,700	113
Fossil, Inc. ‡	1,830	33
II-VI, Inc. ‡	2,800	52
Input/Output, Inc. ‡ †	3,500	34
Itron, Inc. ‡ †	2,100	98
Mine Safety Appliances Co. †	2,600	103
Sonic Solutions, Inc. ‡ †	2,900	41
Teledyne Technologies, Inc. ‡	1,500	57
United Industrial Corp./New York	900	41
Varian, Inc. ‡	1,000	45
Insurance (0.7%)
Healthspring, Inc. ‡ †	500	9
Max Reinsurance Capital, Ltd.	1,900	43

3

Stancorp Financial Group, Inc.	2,500	108
Insurance Agents, Brokers & Service (0.2%)
Brown & Brown, Inc. †	1,700	53
Leather & Leather Products (0.2%)
Timberland Co.-Class A ‡	1,300	34
Lumber & Other Building Materials (0.2%)
Beacon Roofing Supply, Inc. ‡	2,250	41
Drew Industries, Inc. ‡	400	9
Management Services (2.5%)
Corporate Executive Board Co.	3,100	291
Digitas, Inc. ‡	3,500	29
Navigant Consulting, Inc. ‡ †	4,400	84
Resources Connection, Inc. ‡	5,600	133
Manufacturing Industries (0.6%)
Shuffle Master, Inc. ‡ †	4,100	120
Medical Instruments & Supplies (6.8%)
American Medical Systems Holdings, Inc. ‡ †	4,200	77
Armor Holdings, Inc. ‡	2,300	119
Arthocare Corp. ‡ †	2,000	88
Aspect Medical Systems, Inc. ‡	4,600	67
Cyberoptics Corp. ‡	14,900	194
DENTSPLY International, Inc.	1,900	59
Hologic, Inc. ‡	4,300	193
ICU Medical, Inc. ‡	1,500	63
Integra LifeSciences Holdings Corp. ‡	700	26
Kyphon, Inc. ‡	3,500	119
Mentor Corp. †	800	36
Orbotech, Ltd. ‡	2,200	47
Respironics, Inc. ‡	4,600	164
SonoSite, Inc. ‡	400	13
Steris Corp.	4,100	95
Techne Corp. ‡	1,500	75
Thoratec Corp. ‡	4,000	55
Mining (0.3%)
Florida Rock Industries, Inc. †	300	11
Foundation Coal Holdings, Inc.	1,400	53
Motion Pictures (1.1%)
Avid Technology, Inc. ‡ †	5,077	179
Macrovision Corp. ‡	2,800	55
Oil & Gas Extraction (8.7%)
Acergy SA, Sponsored ADR ‡	1,400	24
Atwood Oceanics, Inc. ‡ †	800	38
Bill Barrett Corp. ‡ †	4,800	148
Bois d’Arc Energy, Inc. ‡ †	4,400	73
Bronco Drilling Co., Inc. ‡	6,600	136
Cabot Oil & Gas Corp.	3,100	164
Comstock Resources, Inc. ‡	6,600	194
Forest Oil Corp. ‡ †	1,900	64
Global Industries, Ltd. ‡	6,000	100
Grey Wolf, Inc. ‡ †	4,800	37
Helix Energy Solutions Group, Inc. ‡ †	4,600	179
Helmerich & Payne, Inc.	1,800	50
Mariner Energy, Inc. ‡ †	1,860	34
Patterson-UTI Energy, Inc. †	3,000	85
Petrohawk Energy Corp. ‡	3,795	45
Petroleum Development Corp. ‡	1,100	49
SEACOR Holdings, Inc. ‡	500	41
Stone Energy Corp. ‡	1,200	56
Tetra Technologies, Inc. ‡	5,200	149
Todco-Class A	1,900	72
Unit Corp. ‡	2,800	164
Personal Services (0.6%)
Jackson Hewitt Tax Service, Inc.	4,000	137
Pharmaceuticals (6.5%)
Alkermes, Inc. ‡	2,700	46

4

BioMarin Pharmaceuticals, Inc. ‡ †	2,600	38
Cephalon, Inc. ‡ †	524	34
Charles River Laboratories International, Inc. ‡	600	21
Digene Corp. ‡	3,700	156
Henry Schein, Inc. ‡	700	33
Idexx Laboratories, Inc. ‡ †	700	62
Immucor, Inc. ‡	4,200	84
Invitrogen Corp. ‡	1,500	93
Martek Biosciences Corp. ‡ †	800	22
Medicines Co. ‡ †	5,600	117
Medicis Pharmaceutical Corp.-Class A	3,800	105
Meridian Bioscience, Inc.	3,000	63
Myogen, Inc. ‡ †	3,600	111
Neurocrine Biosciences, Inc. ‡ †	800	7
Noven Pharmaceuticals, Inc. ‡	5,300	105
Onyx Pharmaceuticals, Inc. ‡ †	2,000	31
Panacos Pharmaceuticals, Inc. ‡	14,200	68
PDL BioPharma, Inc. ‡ †	4,800	86
Rigel Pharmaceuticals, Inc. ‡	100	1
Salix Pharmaceuticals, Ltd. ‡ †	6,069	62
Valeant Pharmaceuticals International	1,600	28
Vertex Pharmaceuticals, Inc. ‡ †	1,094	37
Primary Metal Industries (0.7%)
Lone Star Technologies, Inc. ‡	400	19
NS Group, Inc. ‡	600	30
Steel Dynamics, Inc.	1,600	93
Radio & Television Broadcasting (0.1%)
Gray Television, Inc.	3,400	23
Triple Crown Media, Inc. ‡	340	3
Radio, Television & Computer Stores (0.2%)
GameStop Corp.-Class A ‡ †	800	33
Research & Testing Services (2.9%)
Advisory Board Co. (The) ‡	5,300	246
DeCODE Genetics, Inc. ‡ †	3,900	19
Exelixis, Inc. ‡	3,300	29
Gen-Probe, Inc. ‡	2,600	135
iRobot Corp. ‡ †	1,000	18
Pharmaceutical Product Development, Inc.	3,700	142
Senomyx, Inc. ‡ †	3,300	46
Residential Building Construction (0.1%)
Toll Brothers, Inc. ‡ †	1,100	28
Restaurants (1.8%)
BJ’s Restaurants, Inc. ‡	4,200	80
CEC Entertainment, Inc. ‡	850	25
Cheesecake Factory (The) ‡ †	1,900	43
PF Chang’s China Bistro, Inc. ‡ †	1,400	42
Rare Hospitality International, Inc. ‡	4,200	110
Sonic Corp. ‡	4,462	88
Retail Trade (2.8%)
AC Moore Arts & Crafts, Inc. ‡ †	7,000	120
Coldwater Creek, Inc. ‡	7,600	151
Fred’s, Inc. †	2,150	26
Hibbett Sporting Goods, Inc. ‡	4,650	92
Nutri/System, Inc. ‡ †	1,200	64
Zumiez, Inc. ‡	4,900	147
Rubber & Misc. Plastic Products (0.2%)
Trex Co., Inc. ‡ †	1,500	42
Security & Commodity Brokers (2.1%)
Eaton Vance Corp.	2,300	57
Greenhill & Co., Inc. †	1,900	110
IntercontinentalExchange, Inc. ‡	1,400	83
International Securities Exchange, Inc. †	1,000	41
Nasdaq Stock Market Inc/The ‡	800	22
optionsXpress Holdings, Inc.	1,800	47
Raymond James Financial, Inc.	3,700	108

5

Social Services (0.5%)
Bright Horizons Family Solutions, Inc. ‡	2,900	112
Stone, Clay & Glass Products (0.4%)
Gentex Corp. †	6,200	83
Telecommunications (1.0%)
Adtran, Inc.	2,700	59
NII Holdings, Inc.-Class B ‡	1,900	100
NTELOS Holdings Corp. ‡	800	12
Wireless Facilities, Inc. ‡	16,800	41
Transportation & Public Utilities (0.8%)
UTI Worldwide, Inc.	7,900	184
Transportation Equipment (0.4%)
Thor Industries, Inc. †	2,200	94
Trucking & Warehousing (1.9%)
Forward Air Corp.	2,650	85
Old Dominion Freight Line, Inc. ‡	5,900	192
US Xpress Enterprises, Inc.-Class A ‡	4,600	107
Werner Enterprises, Inc.	1,500	27
Wholesale Trade Durable Goods (1.7%)
Cytyc Corp. ‡	3,600	89
Interline Brands, Inc. ‡	700	15
Patterson Cos., Inc. ‡ †	1,000	33
Pool Corp.	2,530	99
Reliance Steel & Aluminum Co.	600	22
Symyx Technologies, Inc. ‡	4,200	103
Wholesale Trade Nondurable Goods (1.6%)
SunOpta, Inc. ‡	10,700	94
Tractor Supply Co. ‡ †	2,500	114
United Natural Foods, Inc. ‡ †	4,700	142
Total Common Stocks (cost: $19,771)		21,633

	Principal	Value
SECURITY LENDING COLLATERAL (24.9%)
Debt (24.9%)
Bank Notes (0.8%)
Bank of America
5.31%, due 08/10/2006 *	169	169
Commercial Paper (4.1%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	68	68
Charta LLC-144A
5.38%, due 08/23/2006	67	67
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	67	67
5.41%, due 09/12/2006	67	67
General Electric Capital Corp.
5.26%, due 08/02/2006	169	169
Grampian Funding LLC-144A
5.37%, due 08/21/2006	67	67
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	67	67
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	67	67
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	66	66
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	67	67
5.42%, due 09/19/2006	67	67
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	67	67
Euro Dollar Overnight (3.9%)
Bank of Montreal
5.29%, due 08/03/2006	67	67

6

Barclays
5.15%, due 08/01/2006	135	135
Fortis Bank
5.29%, due 08/07/2006	135	135
Harris NA
5.29%, due 08/07/2006	135	135
Regions Bank
5.27%, due 08/04/2006	169	169
Svenska Handlesbanken
5.29%, due 08/01/2006	144	144
The Bank of the West
5.25%, due 08/07/2006	67	67
Euro Dollar Terms (4.6%)
Abbey National PLC
5.29%, due 08/11/2006	169	169
Branch Banker &Trust
5.36%, due 08/28/2006	101	101
Calyon
5.30%, due 08/08/2006	67	67
5.37%, due 09/01/2006	135	135
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	67	67
Dexia Group
5.30%, due 08/09/2006	67	67
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	84	84
Toronto Dominion Bank
5.40%, due 09/22/2006	135	135
Wells Fargo
5.40%, due 09/05/2006	169	169
Repurchase Agreements (11.5%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $446 on 08/01/2006	446	446
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $1,003 on 08/01/2006	1,003	1,003
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $112 on 08/01/2006	113	113
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $905 on 08/01/2006	905	905
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $40 on 08/01/2006	40	40

Total Security Lending Collateral (cost: $5,428)		5,428

Total Investment Securities (cost: $25,199) #		$27,061

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $5,203.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

7

††

Cash collateral for the Repurchase Agreements, valued at $2,410, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

●

Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for Federal income tax purposes is $25,291. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,439 and $1,669, respectively. Net unrealized appreciation for tax purposes is $1,770.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $737 or 3.4% of the net assets of the Fund.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

8

TA IDEX T. Rowe Price Tax-Efficient Growth

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.3%)
Aerospace (1.1%)
Boeing Co. (The)	1,800	$139
Amusement & Recreation Services (0.8%)
Disney (Walt) Co. (The)	2,200	65
Station Casinos, Inc.	600	33
Apparel Products (0.4%)
Cintas Corp.	1,600	56
Automotive (0.8%)
Harley-Davidson, Inc. †	1,700	97
Beverages (2.8%)
Anheuser-Busch Cos., Inc.	900	43
Coca-Cola Co. (The)	3,100	138
PepsiCo, Inc.	2,670	169
Business Credit Institutions (0.4%)
Freddie Mac	800	46
Business Services (7.9%)
ChoicePoint, Inc. † ‡	1,400	48
Clear Channel Communications, Inc.	1,800	52
eBay, Inc. † ‡	6,900	166
First Data Corp.	1,700	69
Getty Images, Inc. ‡	1,000	47
Iron Mountain, Inc. † ‡	700	29
Monster Worldwide, Inc. ‡	1,700	68
Moody’s Corp.	2,100	115
Omnicom Group, Inc.	1,600	142
Ritchie Bros. Auctioneers, Inc.	700	38
Robert Half International, Inc.	2,200	71
WPP Group PLC, Sponsored ADR	2,500	148
Chemicals & Allied Products (5.0%)
Avon Products, Inc.	2,300	67
Colgate-Palmolive Co.	1,800	107
Ecolab, Inc. †	2,200	95
Monsanto Co.	2,000	86
Procter & Gamble Co.	4,187	235
Valspar Corp.	1,800	44
Commercial Banks (5.9%)
Bank of New York Co., Inc. (The)	1,600	54
Citigroup, Inc.	3,259	157
Mellon Financial Corp.	1,500	53
Northern Trust Corp.	2,900	166
State Street Corp.	3,600	216
Wells Fargo & Co.	1,300	94
Communications Equipment (1.2%)
Nokia Corp., ADR	3,400	67
Rockwell Collins, Inc.	1,500	80
Computer & Data Processing Services (8.3%)
Adobe Systems, Inc. ‡	1,600	46
Automatic Data Processing, Inc.	3,700	162
Cognizant Technology Solutions Corp. ‡	600	39
Electronic Arts, Inc. † ‡	500	24
Intuit, Inc. ‡	1,800	56
Microsoft Corp.	8,600	207
NAVTEQ Corp. ‡	1,400	39
Oracle Corp. ‡	9,800	147
SAP AG, ADR †	2,700	123
Yahoo!, Inc. ‡	7,700	209
Computer & Office Equipment (3.5%)
Cisco Systems, Inc. ‡	13,900	248
Dell, Inc. † ‡	6,200	134
EMC Corp. ‡	6,200	63
Construction (0.2%)
Fluor Corp.	300	26

1

Drug Stores & Proprietary Stores (1.3%)
CVS Corp.	1,600	52
Walgreen Co.	2,500	117
Educational Services (0.4%)
Apollo Group, Inc.-Class A ‡	1,050	50
Electronic & Other Electric Equipment (3.4%)
General Electric Co.	13,050	427
Electronic Components & Accessories (13.3%)
Altera Corp. ‡	12,100	209
Analog Devices, Inc.	6,800	220
Broadcom Corp.-Class A ‡	1,500	36
Intel Corp.	10,000	180
Linear Technology Corp.	8,500	275
Maxim Integrated Products, Inc.	7,800	229
Microchip Technology, Inc.	5,500	177
Texas Instruments, Inc.	4,000	119
Xilinx, Inc.	11,400	231
Entertainment (0.5%)
International Game Technology	1,800	70
Food & Kindred Products (1.2%)
General Mills, Inc.	1,100	57
Hershey Co. (The)	600	33
WM Wrigley Jr. Co. †	1,375	63
Furniture & Home Furnishings Stores (0.9%)
Bed Bath & Beyond, Inc. ‡	1,900	64
Williams-Sonoma, Inc.	1,600	51
Hotels & Other Lodging Places (2.0%)
Choice Hotels International, Inc. †	900	38
Las Vegas Sands Corp. † ‡	1,400	87
Marriott International, Inc.-Class A	3,700	130
Industrial Machinery & Equipment (1.2%)
Baker Hughes, Inc.	1,200	96
Illinois Tool Works, Inc.	1,200	55
Insurance (3.2%)
AMBAC Financial Group, Inc.	700	58
American International Group, Inc.	1,363	83
UnitedHealth Group, Inc.	2,500	120
WellPoint, Inc. ‡	1,900	142
Insurance Agents, Brokers & Service (0.4%)
Marsh & McLennan Cos., Inc.	1,800	49
Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	4,200	146
Management Services (1.0%)
Corporate Executive Board Co.	200	19
Paychex, Inc.	3,000	103
Medical Instruments & Supplies (3.8%)
Baxter International, Inc.	1,500	63
Medtronic, Inc.	5,500	278
Stryker Corp.	1,600	73
Zimmer Holdings, Inc. ‡	1,000	63
Motion Pictures (0.5%)
Time Warner, Inc.	4,000	66
Oil & Gas Extraction (1.8%)
Schlumberger, Ltd.	3,400	227
Paper & Allied Products (0.8%)
3M Co.	600	42
Kimberly-Clark Corp.	900	55
Personal Credit Institutions (0.4%)
SLM Corp.	1,100	55
Pharmaceuticals (8.9%)
Abbott Laboratories	2,300	110
Amgen, Inc. ‡	2,900	202
AstraZeneca PLC, ADR	1,100	67
Gilead Sciences, Inc. † ‡	800	49
GlaxoSmithKline PLC, ADR	1,000	55
Johnson & Johnson	3,400	213

2

Lilly (Eli) & Co.	2,000	114
Merck & Co., Inc.	1,800	72
Pfizer, Inc.	5,685	148
Wyeth	2,000	97
Printing & Publishing (1.7%)
CBS Corp.-Class B	1,550	43
McGraw-Hill Cos., Inc. (The)	3,000	169
Radio & Television Broadcasting (0.7%)
IAC/InterActiveCorp. ‡	1,550	37
Viacom, Inc.-Class B ‡	1,350	47
Residential Building Construction (0.2%)
Lennar Corp.-Class A	500	22
Restaurants (0.4%)
Starbucks Corp. ‡	1,400	48
Retail Trade (3.0%)
Amazon.com, Inc. † ‡	3,200	86
Dollar General Corp.	3,400	46
Family Dollar Stores, Inc.	2,300	52
Tiffany & Co.	2,000	63
Wal-Mart Stores, Inc.	3,100	138
Rubber & Misc. Plastic Products (0.8%)
NIKE, Inc.-Class B	1,300	103
Security & Commodity Brokers (6.6%)
American Express Co.	1,900	99
BlackRock, Inc.-Class A †	400	52
Cbot Holdings, Inc.-Class A † ‡	700	88
Charles Schwab Corp. (The)	4,800	76
Chicago Mercantile Exchange	400	184
Eaton Vance Corp.	2,800	69
Franklin Resources, Inc.	2,100	192
Goldman Sachs Group, Inc. (The)	500	76
Transportation & Public Utilities (0.6%)
Expeditors International of Washington, Inc.	1,600	73
Water Transportation (0.3%)
Carnival Corp. †	900	35
Wholesale Trade Nondurable Goods (0.6%)
SYSCO Corp.	2,800	77
Total Common Stocks (cost: $9,344)		12,533

	Principal	Value
SECURITY LENDING COLLATERAL (10.0%)
Debt (10.0%)
Bank Notes (0.3%)
Bank of America
5.31%, due 08/10/2006 *	39	39
Commercial Paper (1.7%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	15	15
Charta LLC-144A
5.38%, due 08/23/2006	15	15
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	15	15
5.41%, due 09/12/2006	16	16
General Electric Capital Corp.
5.26%, due 08/02/2006	39	39
Grampian Funding LLC-144A
5.37%, due 08/21/2006	16	16
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	16	16
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	16	16
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	15	15

3

Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	16	16
5.42%, due 09/19/2006	16	16
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	16	16
Euro Dollar Overnight (1.6%)
Bank of Montreal
5.29%, due 08/03/2006	16	16
Barclays
5.15%, due 08/01/2006	31	31
Fortis Bank
5.29%, due 08/07/2006	31	31
Harris NA
5.29%, due 08/07/2006	31	31
Regions Bank
5.27%, due 08/04/2006	39	39
Svenska Handlesbanken
5.29%, due 08/01/2006	33	33
The Bank of the West
5.25%, due 08/07/2006	16	16
Euro Dollar Terms (1.8%)
Abbey National PLC
5.29%, due 08/11/2006	39	39
Branch Banker &Trust
5.36%, due 08/28/2006	23	23
Calyon
5.30%, due 08/08/2006	16	16
5.37%, due 09/01/2006	31	31
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	16	16
Dexia Group
5.30%, due 08/09/2006	16	16
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	19	19
Toronto Dominion Bank
5.40%, due 09/22/2006	31	31
Wells Fargo
5.40%, due 09/05/2006	39	39
Repurchase Agreements (4.6%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $103 on 08/01/2006	103	103
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $232 on 08/01/2006	232	232
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $26 on 08/01/2006	26	26
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $210 on 08/01/2006	210	210
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $9 on 08/01/2006	9	9
Total Security Lending Collateral (cost: $1,257)		1,257

Total Investment Securities (cost: $10,601) #		$13,790

4

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $1,222.

‡	Non-income producing.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $600, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $10,665. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,338 and $213, respectively. Net unrealized appreciation for tax purposes is $3,125.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $172 or 1.4% of the net assets of the Fund.

ADR	American Depositary Receipt

5

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.8%)
Australia (0.6%)
National Australia Bank, Ltd.	58,844	$1,619
Bermuda (0.5%)
Weatherford International, Ltd. ‡	27,000	1,265
Brazil (0.7%)
Cia Vale do Rio Doce, ADR	24,260	563
Empresa Brasileira de Aeronautica SA, ADR †	16,500	570
Tele Norte Leste Participacoes SA, ADR	55,130	732
Canada (0.6%)
Alcan, Inc.	11,970	547
BCE, Inc.	44,835	1,024
Cayman Islands (1.0%)
ACE, Ltd.	29,360	1,513
XL Capital, Ltd.-Class A	18,390	1,171
Denmark (0.5%)
Vestas Wind Systems A/S ‡ †	45,080	1,214
Finland (1.2%)
Stora Enso Oyj-Class R	105,020	1,551
UPM-Kymmene Oyj	71,500	1,584
France (4.2%)
Accor SA	21,160	1,247
Arkema ‡	452	18
AXA	49,270	1,698
France Telecom SA	58,460	1,224
Michelin (C.G.D.E.)-Class B	23,487	1,426
Sanofi-Aventis	16,819	1,598
Suez SA, ADR †	30,540	1,269
Thomson Multimedia SA	49,160	825
Thomson, Sponsored ADR	26,060	438
Total SA	18,092	1,229
Germany (3.7%)
BASF AG, ADR †	12,190	981
Bayerische Motoren Werke AG	30,870	1,592
Deutsche Post AG	78,810	1,949
E.ON AG, ADR †	33,460	1,344
Infineon Technologies AG ‡	121,970	1,301
Muenchener Rueckversicherungs AG	6,520	897
Siemens AG	18,110	1,459
Hong Kong (0.8%)
Cheung Kong Holdings, Ltd. (a)	113,000	1,224
Hutchison Whampoa, Ltd.	84,000	766
Israel (0.3%)
Check Point Software Technologies, Ltd. ‡	49,200	827
Italy (1.2%)
ENI SpA, ADR	26,505	1,627
UniCredito Italiano SpA † (a)	206,413	1,588
Japan (4.7%)
Fuji Photo Film Co., Ltd.	22,900	772
Hitachi, Ltd.	88,000	564
KDDI Corp.	160	1,040
Konica Minolta Holdings, Inc. ‡	99,000	1,264
Mabuchi Motor Co., Ltd.	17,100	1,151
Nintendo Co., Ltd.	4,700	879
Nippon Telegraph & Telephone Corp.	176	921
Nomura Holdings, Inc.	45,600	811
Olympus Corp.	40,800	1,177
Sompo Japan Insurance, Inc.	86,000	1,164
Sony Corp., ADR	21,220	976
Takeda Pharmaceutical Co., Ltd.	22,900	1,481
Mexico (0.5%)
Telefonos de Mexico SA de CV-Class L, ADR	51,250	1,201

1

Netherlands (2.4%)
Akzo Nobel NV, ADR	19,590	1,088
ING Groep NV	38,940	1,579
ING Groep NV, ADR	11,170	452
Koninklijke Philips Electronics NV	44,690	1,474
Reed Elsevier NV	104,190	1,546
Norway (0.9%)
Telenor ASA	194,560	2,476
Portugal (0.5%)
Portugal Telecom SGPS SA	96,750	1,200
Singapore (0.6%)
DBS Group Holdings, Ltd.	119,600	1,373
DBS Group Holdings, Ltd., ADR	5,610	258
South Korea (2.2%)
Kookmin Bank, ADR	10,980	947
Korea Electric Power Corp., ADR †	28,780	551
KT Corp., ADR	43,535	939
Samsung Electronics Co., Ltd., GDR-144A	8,330	2,651
SK Telecom Co., Ltd., ADR †	24,550	575
Spain (2.0%)
Banco Santander Central Hispano SA	114,494	1,733
Iberdrola SA	21,557	765
Repsol YPF SA	50,821	1,427
Telefonica SA	71,266	1,204
Sweden (2.3%)
Atlas Copco AB-Class A	66,930	1,664
Nordic Baltic Holding, FDR	134,810	1,686
Securitas AB-Class B	46,980	875
Svenska Cellulosa AB-Class B	25,240	1,057
Volvo AB-Class B	11,530	609
Switzerland (2.8%)
Lonza Group AG	21,000	1,425
Nestle SA, ADR	16,710	1,368
Novartis AG, ADR	25,900	1,456
Swiss Reinsurance (a)	20,320	1,460
UBS AG-Registered	27,200	1,479
Taiwan (0.3%)
Chunghwa Telecom Co., Ltd., ADR	48,620	903
United Kingdom (11.6%)
Alliance Boots PLC	167,528	2,458
BAE Systems PLC	272,300	1,816
BP PLC, ADR	23,560	1,709
British Sky Broadcasting PLC	126,600	1,325
Cadbury Schweppes PLC	132,490	1,295
Compass Group PLC	450,250	2,146
GlaxoSmithKline PLC	63,059	1,744
Group 4 Securicor PLC	413,550	1,291
HSBC Holdings PLC	46,099	836
HSBC Holdings PLC, ADR †	7,650	696
Kingfisher PLC	146,210	667
Kingfisher PLC, Sponsored ADR †	62,900	574
National Grid PLC	95,117	1,082
Pearson PLC	79,270	1,076
Rentokil Initial PLC	353,570	1,081
Rolls-Royce Group PLC ‡	203,090	1,671
Royal Bank of Scotland Group PLC	59,310	1,929
Royal Dutch Shell PLC-Class B	46,070	1,695
Smiths Group PLC	67,150	1,130
Standard Chartered PLC	35,290	892
Unilever PLC	46,197	1,092
Vodafone Group PLC	826,272	1,793
Vodafone Group PLC-Class B m	944,311	264
United States (52.7%)
3M Co.	41,000	2,886
Abbott Laboratories	65,000	3,105
Adobe Systems, Inc. ‡	55,700	1,588

2

Akamai Technologies, Inc. ‡ †	23,000	912
American Tower Corp.-Class A ‡ †	100,000	3,380
Apple Computer, Inc. ‡	41,680	2,833
Applebees International, Inc.	63,000	1,119
BJ Services Co.	76,750	2,784
Chesapeake Energy Corp. †	47,000	1,546
Clorox Co.	44,620	2,675
Coach, Inc. ‡	93,950	2,697
Corning, Inc. ‡	137,000	2,613
Danaher Corp.	44,810	2,922
Disney (Walt) Co. (The)	69,000	2,049
E*TRADE Financial Corp. ‡	122,000	2,844
Embarq Corp. ‡	3,350	152
Emerson Electric Co.	26,450	2,087
Fortune Brands, Inc.	29,000	2,103
General Electric Co.	80,000	2,615
Genzyme Corp. ‡	45,000	3,073
Goldman Sachs Group, Inc. (The)	18,580	2,838
Harman International Industries, Inc.	17,000	1,363
IMS Health, Inc.	90,000	2,470
Intel Corp.	121,520	2,187
International Game Technology	110,000	4,253
Interpublic Group of Cos., Inc. ‡ †	1,415	12
ITT Industries, Inc.	32,000	1,618
Johnson Controls, Inc.	26,200	2,011
JP Morgan Chase & Co.	122,210	5,575
Kellogg Co.	73,160	3,524
Linear Technology Corp.	86,340	2,793
Marathon Oil Corp.	56,000	5,076
Medtronic, Inc.	56,590	2,859
Microsoft Corp.	130,975	3,147
National Oilwell Varco, Inc. ‡	55,000	3,687
Newell Rubbermaid, Inc.	113,000	2,979
PepsiCo, Inc.	52,530	3,329
Procter & Gamble Co.	67,420	3,789
Prudential Financial, Inc.	30,800	2,422
Quest Diagnostics, Inc.	25,000	1,503
Sirf Technology Holdings, Inc. ‡ †	25,000	478
Sprint Nextel Corp.	67,000	1,327
Sun Microsystems, Inc. ‡ †	500,000	2,175
T. Rowe Price Group, Inc.	94,000	3,883
United Technologies Corp.	76,220	4,740
UnitedHealth Group, Inc.	40,000	1,913
Valero Energy Corp.	24,000	1,618
Verizon Communications, Inc.	47,000	1,590
Vertex Pharmaceuticals, Inc. ‡ †	31,210	1,046
Viacom, Inc.-Class B ‡	67,340	2,347
Vulcan Materials Co.	24,000	1,607
W.R. Berkley Corp.	100,365	3,613
WM Wrigley Jr. Co. †	37,500	1,720
Wyeth	65,000	3,151
Yahoo!, Inc. ‡	78,300	2,125
Total Common Stocks (cost: $231,586)		256,514

	Principal	Value
SECURITY LENDING COLLATERAL (7.0%)
Debt (7.0%)
Bank Notes (0.2%)
Bank of America
5.31%, due 08/10/2006 *	563	563
Commercial Paper (1.2%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	226	226
Charta LLC-144A
5.38%, due 08/23/2006	226	226

3

Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	225	225
5.41%, due 09/12/2006	225	225
General Electric Capital Corp.
5.26%, due 08/02/2006	563	563
Grampian Funding LLC-144A
5.37%, due 08/21/2006	225	225
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	225	225
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	225	225
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	220	220
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	225	225
5.42%, due 09/19/2006	225	225
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	225	225
Euro Dollar Overnight (1.1%)
Bank of Montreal
5.29%, due 08/03/2006	225	225
Barclays
5.15%, due 08/01/2006	451	451
Fortis Bank
5.29%, due 08/07/2006	451	451
Harris NA
5.29%, due 08/07/2006	451	451
Regions Bank
5.27%, due 08/04/2006	563	563
Svenska Handlesbanken
5.29%, due 08/01/2006	482	482
The Bank of the West
5.25%, due 08/07/2006	225	225
Euro Dollar Terms (1.3%)
Abbey National PLC
5.29%, due 08/11/2006	563	563
Branch Banker &Trust
5.36%, due 08/28/2006	338	338
Calyon
5.30%, due 08/08/2006	225	225
5.37%, due 09/01/2006	451	451
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	225	225
Dexia Group
5.30%, due 08/09/2006	225	225
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	282	282
Toronto Dominion Bank
5.40%, due 09/22/2006	451	451
Wells Fargo
5.40%, due 09/05/2006	563	563
Repurchase Agreements (3.2%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $1,492 on 08/01/2006	1,492	1,492
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $3,355 on 08/01/2006	3,355	3,355
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $376 on 08/01/2006	376	376
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $3,028 on 08/01/2006	3,028	3,028

4

Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $135 on 08/01/2006	135	135
Total Security Lending Collateral (cost: $18,155)		18,155
Total Investment Securities (cost: $249,741) #		$274,669

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $17,444.

(a)	Passive Foreign Investment Company.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $8,670, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

m	Securities valued as determined in good faith in accordance with procedures established by Transamerica IDEX Mutual Funds’ Board of Trustees.

#

Aggregate cost for Federal income tax purposes is $250,509. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $33,187 and $9,027, respectively. Net unrealized appreciation for tax purposes is $24,160.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $5,123 or 2.0% of the net assets of the Fund.

ADR	American Depositary Receipt

FDR	Finnish Depositary Receipt

GDR	Global Depositary Receipt

SGPS	Sociedade Gestora de Participações Socialis (Holding Enterprise)

5

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS

July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	7.4%	$19,132
Telecommunications	6.7%	17,366
Pharmaceuticals	6.4%	16,653
Computer & Data Processing Services	4.8%	12,332
Security & Commodity Brokers	4.6%	11,855
Insurance	4.5%	11,732
Electronic & Other Electric Equipment	4.3%	11,194
Petroleum Refining	3.9%	10,098
Chemicals & Allied Products	3.8%	9,957
Oil & Gas Extraction	3.8%	9,878
Food & Kindred Products	3.5%	9,016
Electronic Components & Accessories	3.4%	8,907
Aerospace	3.4%	8,797
Paper & Allied Products	2.7%	7,079
Business Services	2.6%	6,759
Instruments & Related Products	2.5%	6,612
Life Insurance	2.4%	6,151
Industrial Machinery & Equipment	2.1%	5,351
Communications Equipment	1.8%	4,789
Communication	1.8%	4,705
Rubber & Misc. Plastic Products	1.7%	4,404
Entertainment	1.6%	4,253
Automotive	1.5%	3,819
Electric Services	1.4%	3,742
Radio & Television Broadcasting	1.3%	3,423
Computer & Office Equipment	1.3%	3,397
Beverages	1.3%	3,329
Restaurants	1.3%	3,265
Medical Instruments & Supplies	1.1%	2,859
Leather & Leather Products	1.0%	2,697
Drug Stores & Proprietary Stores	0.9%	2,458
Fabricated Metal Products	0.8%	2,103
Amusement & Recreation Services	0.8%	2,049
Furniture & Fixtures	0.8%	2,011
Transportation & Public Utilities	0.8%	1,949
Mining	0.6%	1,607
Printing & Publishing	0.6%	1,546
Health Services	0.6%	1,503
Electric, Gas & Sanitary Services	0.5%	1,269
Hotels & Other Lodging Places	0.5%	1,247
Lumber & Other Building Materials	0.5%	1,242
Specialty- Real Estate	0.5%	1,224
Manufacturing Industries	0.3%	879
Holding & Other Investment Offices	0.3%	766
Metal Mining	0.2%	563
Primary Metal Industries	0.2%	547
Investment Securities, at value	98.8%	$256,514
Short-Term Investments	7.0%	18,155
Total Investment Securities	105.8%	$274,669

1

TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (7.9%)
U.S. Treasury Bond
8.00%, due 11/15/2021 †	$1,450	$1,880
5.38%, due 02/15/2031 †	1,663	1,720
U.S. Treasury Inflation Indexed Bond
2.00%, due 01/15/2016	969	935
U.S. Treasury Note
4.75%, due 03/31/2011	2,100	2,085
4.88%, due 04/30/2011 †	578	577
5.13%, due 06/30/2011	1,200	1,211
3.88%, due 02/15/2013 †	4,386	4,130
4.00%, due 02/15/2015 †	280	261
4.13%, due 05/15/2015 †	1,450	1,364
4.50%, due 02/15/2016 †	2,633	2,536
5.13%, due 05/15/2016	192	194
Total U.S. Government Obligations (cost: $16,960)		16,893

CORPORATE DEBT SECURITIES (19.6%)
Aerospace (0.8%)
Honeywell International, Inc.
6.13%, due 11/01/2011	660	678
Textron Financial Corp.
6.00%, due 11/20/2009	935	948
Agriculture (0.3%)
Dole Food Co., Inc.
8.63%, due 05/01/2009	400	382
Michael Foods, Inc.
8.00%, due 11/15/2013	320	316
Air Transportation (0.3%)
FedEx Corp.
9.65%, due 06/15/2012	515	611
Amusement & Recreation Services (0.8%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	1,750	1,717
Business Credit Institutions (0.8%)
John Deere Capital Corp., Series D
4.40%, due 07/15/2009	1,000	971
Pemex Finance, Ltd.
9.03%, due 02/15/2011	808	859
Business Services (0.4%)
Clear Channel Communications, Inc.
4.63%, due 01/15/2008	545	536
Hertz Corp.-144A
10.50%, due 01/01/2016 †	300	326
Chemicals & Allied Products (1.4%)
Cytec Industries, Inc.
5.50%, due 10/01/2010	325	318
ICI Wilmington, Inc.
4.38%, due 12/01/2008	791	767
Lubrizol Corp.
4.63%, due 10/01/2009	1,350	1,308
Monsanto Co.
5.50%, due 07/30/2035	800	715
Commercial Banks (1.9%)
Bank of America Corp.
7.80%, due 02/15/2010	800	858
HBOS PLC-144A
5.92%, due 10/01/2015 (a) (b)	700	657
Sumitomo Mitsui Banking-144A
5.63%, due 10/15/2015 (a) (b)	200	190

1

US Bank NA
3.75%, due 02/06/2009	1,400	1,346
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	260	256
ZFS Finance USA Trust I-144A
6.45%, due 12/15/2065 † (b)	765	719
Communication (0.1%)
Comcast Corp.
7.05%, due 03/15/2033	325	332
Computer & Office Equipment (0.3%)
Hewlett-Packard Co.
3.63%, due 03/15/2008	765	743
Construction (0.3%)
Centex Corp., Senior Note
4.75%, due 01/15/2008	620	609
Department Stores (0.1%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	200	211
Electric Services (0.9%)
FPL Group Capital, Inc., Series B
5.55%, due 02/16/2008	1,003	1,003
PSEG Funding Trust
5.38%, due 11/16/2007	875	871
Electric, Gas & Sanitary Services (0.4%)
NiSource Finance Corp.
7.88%, due 11/15/2010	745	799
Food & Kindred Products (0.8%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	500	451
Bunge Ltd. Finance Corp.
4.38%, due 12/15/2008	930	902
Tyson Foods, Inc.
6.60%, due 04/01/2016	311	307
Gas Production & Distribution (1.0%)
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	334	367
Oneok, Inc.
5.51%, due 02/16/2008	1,730	1,725
Holding & Other Investment Offices (1.7%)
BRE Properties, Inc. REIT
5.75%, due 09/01/2009	1,115	1,122
Hutchison Whampoa International, Ltd.-144A
7.45%, due 11/24/2033	560	606
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	875	856
Plum Creek Timberlands, LP
5.88%, due 11/15/2015	460	444
Tanger Factory Outlet Centers REIT
6.15%, due 11/15/2015	620	609
Hotels & Other Lodging Places (0.2%)
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, due 05/01/2007	400	403
Industrial Machinery & Equipment (0.1%)
Cummins, Inc.
7.13%, due 03/01/2028	215	212
Insurance (0.1%)
Reinsurance Group of America
6.75%, due 12/15/2065 (b)	335	313
Metal Mining (0.3%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	478	602
Mortgage Bankers & Brokers (0.4%)
ILFC E-Capital Trust II-144A

2

6.25%, due 12/21/2065 (b)	360	347
Kinder Morgan Finance Co., ULC
6.40%, due 01/05/2036	192	158
MUFG Capital Finance 1, Ltd.
6.35%, due 07/25/2016 (a) (b)	325	318
Oil & Gas Extraction (0.4%)
Chesapeake Energy Corp., Senior Note
7.63%, due 07/15/2013	250	254
Husky Oil, Ltd.
8.90%, due 08/15/2028 (b)	570	602
PetroHawk Energy Corp.-144A
9.13%, due 07/15/2013	100	102
Personal Credit Institutions (0.4%)
Capital One Bank
5.75%, due 09/15/2010	800	803
Petroleum Refining (0.5%)
Valero Energy Corp.
3.50%, due 04/01/2009	1,110	1,053
Printing & Publishing (0.7%)
Media General, Inc.
6.95%, due 09/01/2006	1,090	1,090
News America Holdings, Inc.
7.75%, due 12/01/2045	392	418
Radio & Television Broadcasting (0.3%)
Univision Communications, Inc.
7.85%, due 07/15/2011	610	614
Real Estate (0.7%)
Colonial Realty, LP
7.00%, due 07/14/2007	849	858
Post Apartment Homes, LP
6.30%, due 06/01/2013	569	574
Security & Commodity Brokers (1.2%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	500	514
Goldman Sachs Group, Inc., Subordinated Note
6.45%, due 05/01/2036	250	245
Mizuho Preferred Capital Co. LLC-144A
8.79%, due 06/30/2008 (a) (b)	1,100	1,159
Residential Capital Corp.
6.38%, due 06/30/2010	618	616
Stone, Clay & Glass Products (0.2%)
Lafarge SA
7.13%, due 07/15/2036	385	387
Telecommunications (1.2%)
Nextel Communications, Inc., Series D
7.38%, due 08/01/2015	360	369
SBC Communications, Inc.
4.13%, due 09/15/2009	1,003	961
Verizon Global Funding Corp.
4.00%, due 01/15/2008	955	935
7.75%, due 12/01/2030	305	333
Water Transportation (0.4%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	815	879
Wholesale Trade Nondurable Goods (0.2%)
Domino’s, Inc.
8.25%, due 07/01/2011	410	423
Total Corporate Debt Securities (cost: $42,939)		41,977

3

	Shares	Value
COMMON STOCKS (72.2%)
Air Transportation (0.7%)
FedEx Corp.	15,000	1,571
Apparel & Accessory Stores (0.7%)
Nordstrom, Inc.	41,000	1,406
Automotive (3.7%)
Harley-Davidson, Inc. †	70,000	3,990
PACCAR, Inc.	50,000	4,037
Beverages (1.0%)
PepsiCo, Inc.	33,500	2,123
Communications Equipment (3.0%)
QUALCOMM, Inc.	180,000	6,347
Computer & Data Processing Services (2.4%)
Google, Inc.-Class A ‡	4,000	1,546
Microsoft Corp.	153,465	3,688
Computer & Office Equipment (3.5%)
Apple Computer, Inc. ‡	70,000	4,757
Sandisk Corp. ‡	60,000	2,800
Drug Stores & Proprietary Stores (1.8%)
Walgreen Co.	80,000	3,742
Electronic & Other Electric Equipment (1.2%)
General Electric Co.	80,000	2,615
Engineering & Management Services (5.0%)
Jacobs Engineering Group, Inc. ‡	130,000	10,789
Hotels & Other Lodging Places (4.7%)
Marriott International, Inc.-Class A	244,000	8,584
MGM Mirage, Inc. ‡	43,000	1,528
Industrial Machinery & Equipment (9.3%)
Caterpillar, Inc.	165,000	11,694
Donaldson Co., Inc.	70,000	2,302
Kennametal, Inc.	110,000	5,858
Insurance (2.1%)
WellPoint, Inc. ‡	60,000	4,470
Medical Instruments & Supplies (1.5%)
Zimmer Holdings, Inc. ‡	50,000	3,162
Oil & Gas Extraction (6.8%)
Anadarko Petroleum Corp.	100,000	4,574
Apache Corp.	70,000	4,933
Schlumberger, Ltd.	76,360	5,105
Petroleum Refining (2.3%)
Suncor Energy, Inc.	60,000	4,863
Pharmaceuticals (9.5%)
Amgen, Inc. ‡	62,995	4,393
Genentech, Inc. ‡	30,000	2,425
Roche Holding AG-Genusschein	75,698	13,463
Printing & Publishing (3.9%)
McGraw-Hill Cos., Inc. (The)	150,000	8,445
Security & Commodity Brokers (4.7%)
American Express Co.	90,000	4,685
Ameriprise Financial, Inc.	70,000	3,122
Chicago Mercantile Exchange	5,000	2,306
Telecommunications (0.6%)
Verizon Communications, Inc.	40,000	1,353
Transportation & Public Utilities (2.1%)
Expeditors International of Washington, Inc.	100,000	4,547
Wholesale Trade Durable Goods (1.7%)
Grainger (W.W.), Inc.	60,000	3,725
Total Common Stocks (cost: $117,441)		154,948

	Principal	Value
SECURITY LENDING COLLATERAL (7.3%)
Debt (7.3%)
Bank Notes (0.2%)
Bank of America
5.31%, due 08/10/2006 *	484	484

4

Commercial Paper (1.2%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	194	194
Charta LLC-144A
5.38%, due 08/23/2006	194	194
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	194	194
5.41%, due 09/12/2006	194	194
General Electric Capital Corp.
5.26%, due 08/02/2006	484	484
Grampian Funding LLC-144A
5.37%, due 08/21/2006	193	193
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	193	193
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	193	193
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	189	189
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	193	193
5.42%, due 09/19/2006	193	193
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	193	193
Euro Dollar Overnight (1.2%)
Bank of Montreal
5.29%, due 08/03/2006	193	193
Barclays
5.15%, due 08/01/2006	387	387
Fortis Bank
5.29%, due 08/07/2006	387	387
Harris NA
5.29%, due 08/07/2006	387	387
Regions Bank
5.27%, due 08/04/2006	484	484
Svenska Handlesbanken
5.29%, due 08/01/2006	413	413
The Bank of the West
5.25%, due 08/07/2006	193	193
Euro Dollar Terms (1.3%)
Abbey National PLC
5.29%, due 08/11/2006	484	484
Branch Banker &Trust
5.36%, due 08/28/2006	290	290
Calyon
5.30%, due 08/08/2006	193	193
5.37%, due 09/01/2006	387	387
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	193	193
Dexia Group
5.30%, due 08/09/2006	193	193
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	242	242
Toronto Dominion Bank
5.40%, due 09/22/2006	387	387
Wells Fargo
5.40%, due 09/05/2006	484	484
Repurchase Agreements (3.4%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $1,281 on 08/01/2006	1,281	1,281
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $2,881 on 08/01/2006	2,881	2,881

5

Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $323 on 08/01/2006	323	323
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $2,600 on 08/01/2006	2,600	2,600
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $116 on 08/01/2006	116	116
Total Security Lending Collateral (cost: $15,589)		15,589

Total Investment Securities (cost: $192,929) #		$229,407

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $15,255.

(a)	The security has a perpetual maturity. The date shown is the next call date.

(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of July 31, 2006.

‡	Non-income producing.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $7,444, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $193,346. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $39,633 and $3,572, respectively. Net unrealized appreciation for tax purposes is $36,061.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $6,229 or 2.9% of the net assets of the Fund.

REIT	Real Estate Investment Trust

6

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BOND (75.4%)
Amusement & Recreation Services (0.8%)
Virgin River Casino Corp./RBG LLC/B&BB, Inc.
0.00%, due 01/15/2013 (a)	$3,000	$1,991
Automotive Dealers (2.1%)
United Auto Group, Inc., Subordinated Note-144A
3.50%, due 04/01/2026	4,750	5,124
Commercial Banks (13.9%)
Deutsche Bank AG London
0.25%, due 04/11/2013	9,000	9,148
Euronet Worldwide, Inc., Senior Note
3.50%, due 10/15/2025 †	5,000	4,862
SG Structured Products, Inc.
0.25%, due 11/07/2012	7,000	6,234
Wachovia Corp.-144A
0.25%, due 03/01/2013	7,500	9,011
Wells Fargo & Co.
0.25%, due 04/29/2014	5,000	5,013
Communication (4.6%)
American Tower Corp.
3.00%, due 08/15/2012 †	2,150	3,765
XM Satellite Radio Holdings, Inc.
1.75%, due 12/01/2009 †	6,000	4,628
XM Satellite Radio, Inc.-144A
1.75%, due 12/01/2009 †	4,000	3,085
Computer & Data Processing Services (2.2%)
Yahoo! Inc.
Zero Coupon, due 04/01/2008	4,000	5,520
Computer & Office Equipment (6.1%)
SanDisk Corp., Senior Note
1.00%, due 05/15/2013	11,600	10,092
Scientific Games Corp.
0.75%, due 12/01/2024	4,000	5,005
Electronic Components & Accessories (2.9%)
Cypress Semiconductor Corp.
1.25%, due 06/15/2008	2,150	2,499
Intel Corp.-144A
2.95%, due 12/15/2035	5,500	4,579
Hotels & Other Lodging Places (1.7%)
Hilton Hotels Corp., Senior Note
3.38%, due 04/15/2023	3,500	4,099
Industrial Machinery & Equipment (2.2%)
Cooper Cameron Corp., Senior Note
1.50%, due 05/15/2024	3,500	5,416
Instruments & Related Products (1.6%)
Allergan, Inc.-144A
1.50%, due 04/01/2026	4,000	4,070
Management Services (2.4%)
Fluor Corp.
1.50%, due 02/15/2024	3,600	5,810
Manufacturing Industries (3.8%)
Shuffle Master, Inc.
1.25%, due 04/15/2024 †	4,850	5,650
Tyco International Group SA, Series B
3.13%, due 01/15/2023 †	3,000	3,754
Medical Instruments & Supplies (0.8%)
St. Jude Medical, Inc., Senior Note
2.80%, due 12/15/2035	2,000	1,980
Mortgage Bankers & Brokers (3.8%)
WMT Debt Exchangeable Trust-144A
0.25%, due 05/02/2013 §	800	9,518

1

Motion Pictures (2.2%)
Lions Gate Entertainment Corp.
4.88%, due 12/15/2010	1,000	1,739
2.94%, due 10/15/2024	3,750	3,656
Oil & Gas Extraction (6.6%)
Halliburton Co.
3.13%, due 07/15/2023	2,750	4,991
Quicksilver Resources, Inc., Senior Note
1.88%, due 11/01/2024	2,400	3,279
Schlumberger, Ltd., Series B
2.13%, due 06/01/2023	4,700	8,108
Personal Credit Institutions (1.4%)
American Express Co.
1.85%, due 12/01/2033 (b)	3,500	3,526
Pharmaceuticals (1.6%)
Cubist Pharmaceuticals, Inc., Subordinated Note
2.25%, due 06/15/2013	4,000	4,000
Security & Commodity Brokers (6.9%)
BlackRock, Inc./New York
2.63%, due 02/15/2035	3,750	5,091
Morgan Stanley Group, Inc.-144A
0.25%, due 07/30/2014 §	4,800	4,533
Svensk Exportkredit AB
0.25%, due 01/31/2015 §	4,800	7,428
Telecommunications (3.1%)
NII Holdings, Inc., Senior Note
2.75%, due 08/15/2025	6,000	7,665
Transportation Equipment (2.2%)
Trinity Industries, Inc.
3.88%, due 06/01/2036	5,500	5,335
Water Transportation (1.0%)
Carnival Corp.
1.13%, due 04/29/2033 (c)	4,000	2,565
Wholesale Trade Durable Goods (1.5%)
WESCO International, Inc.-144A
2.63%, due 10/15/2025	2,500	3,809
Total Convertible Bond (cost: $175,275)		186,578

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (9.9%)
Chemicals & Allied Products (1.8%)
Celanese Corp.	155,000	4,437
Insurance (1.6%)
Fortis Insurance NV-144A	3,080	3,918
Life Insurance (1.7%)
Metlife, Inc. ‡	160,000	4,400
Metal Mining (0.9%)
Freeport-McMoRan Copper & Gold, Inc.	1,750	2,183
Mining (1.6%)
Arch Coal, Inc.	22,000	4,004
Oil & Gas Extraction (2.3%)
Chesapeake Energy Corp.	27,400	5,667
Total Convertible Preferred Stocks (cost: $22,434)		24,609

	Principal	Value
SECURITY LENDING COLLATERAL (6.6%)
Debt (6.6%)
Bank Notes (0.2%)
Bank of America
5.31%, due 08/10/2006 *	506	506
Commercial Paper (1.1%)
Barton Capital LLC-144A

2

5.28%, due 08/04/2006	202	202
Charta LLC-144A
5.38%, due 08/23/2006	202	202
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	202	202
5.41%, due 09/12/2006	202	202
General Electric Capital Corp.
5.26%, due 08/02/2006	506	506
Grampian Funding LLC-144A
5.37%, due 08/21/2006	202	202
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	202	202
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	202	202
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	198	198
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	202	202
5.42%, due 09/19/2006	202	202
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	202	202
Euro Dollar Overnight (1.0%)
Bank of Montreal
5.29%, due 08/03/2006	202	202
Barclays
5.15%, due 08/01/2006	405	405
Fortis Bank
5.29%, due 08/07/2006	405	405
Harris NA
5.29%, due 08/07/2006	405	405
Regions Bank
5.27%, due 08/04/2006	506	506
Svenska Handlesbanken
5.29%, due 08/01/2006	432	432
The Bank of the West
5.25%, due 08/07/2006	202	202
Euro Dollar Terms (1.2%)
Abbey National PLC
5.29%, due 08/11/2006	506	506
Branch Banker &Trust
5.36%, due 08/28/2006	303	303
Calyon
5.30%, due 08/08/2006	202	202
5.37%, due 09/01/2006	404	404
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	202	202
Dexia Group
5.30%, due 08/09/2006	202	202
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	253	253
Toronto Dominion Bank
5.40%, due 09/22/2006	404	404
Wells Fargo
5.40%, due 09/05/2006	506	506
Repurchase Agreements (3.1%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $1,339 on 08/01/2006	1,339	1,339
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $3,011 on 08/01/2006	3,011	3,011

3

Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $337 on 08/01/2006	337	337
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $2,718 on 08/01/2006	2,717	2,717
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $121 on 08/01/2006	121	121
Total Security Lending Collateral (cost: $16,294)		16,294

Total Investment Securities (cost: $214,003) #		$227,481

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Virgin River Casino Corp./RBG LLC/B&BB, Inc. has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $15,519.

§	Security is deemed to be illiquid.

(b)	American Express Co. has a coupon rate of 1.85% until 12/01/2006, thereafter the coupon rate will be 0.00%.

(c)	Carnival Corp. has a coupon rate of 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.

‡	Non-income producing.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $7,781, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $214,038. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $22,972 and $9,529, respectively. Net unrealized appreciation for tax purposes is $13,443.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $49,865 or 20.2% of the net assets of the Fund.

4

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.8%)
Air Transportation (1.0%)
FedEx Corp.	63,000	$6,597
Beverages (2.5%)
PepsiCo, Inc.	268,000	16,986
Chemicals & Allied Products (3.5%)
Praxair, Inc.	430,000	23,581
Communications Equipment (3.9%)
QUALCOMM, Inc.	750,000	26,445
Computer & Data Processing Services (8.8%)
Google, Inc.-Class A ‡	33,000	12,758
Intuit, Inc. ‡ †	740,000	22,844
Microsoft Corp.	1,000,000	24,030
Computer & Office Equipment (6.2%)
Apple Computer, Inc. ‡ †	390,000	26,504
Sandisk Corp. ‡ †	335,000	15,631
Drug Stores & Proprietary Stores (3.5%)
Walgreen Co.	500,000	23,390
Electronic & Other Electric Equipment (2.8%)
General Electric Co.	575,000	18,797
Engineering & Management Services (3.9%)
Jacobs Engineering Group, Inc. ‡	320,000	26,557
Food Stores (1.9%)
Whole Foods Market, Inc.	227,000	13,055
Hotels & Other Lodging Places (6.8%)
Las Vegas Sands Corp. ‡	107,000	6,637
Marriott International, Inc.-Class A	645,000	22,691
MGM Mirage, Inc. ‡	475,000	16,881
Industrial Machinery & Equipment (3.7%)
Caterpillar, Inc.	350,000	24,804
Insurance (3.3%)
WellPoint, Inc. ‡	300,000	22,350
Management Services (2.5%)
Paychex, Inc.	500,000	17,090
Medical Instruments & Supplies (2.5%)
Zimmer Holdings, Inc. ‡	270,000	17,075
Oil & Gas Extraction (6.6%)
Anadarko Petroleum Corp.	340,000	15,552
Schlumberger, Ltd. †	430,000	28,745
Petroleum Refining (3.0%)
Suncor Energy, Inc. †	250,000	20,262
Pharmaceuticals (6.6%)
Allergan, Inc. †	200,000	21,570
Genentech, Inc. ‡ †	280,000	22,630
Printing & Publishing (4.3%)
McGraw-Hill Cos., Inc. (The)	516,000	29,051
Restaurants (1.9%)
Starbucks Corp. ‡ †	380,000	13,019
Security & Commodity Brokers (10.3%)
American Express Co.	440,000	22,906
Ameriprise Financial, Inc.	380,000	16,948
Chicago Mercantile Exchange	65,000	29,978
Telecommunications (1.9%)
Sprint Nextel Corp.	650,000	12,870
Transportation & Public Utilities (3.8%)
Expeditors International of Washington, Inc.	560,000	25,463
Trucking & Warehousing (2.6%)
United Parcel Service, Inc.-Class B	257,000	17,710
Total Common Stocks (cost: $574,948)		661,407

1

	Principal	Value
SECURITY LENDING COLLATERAL (8.5%)
Debt (8.5%)
Bank Notes (0.3%)
Bank of America
5.31%, due 08/10/2006 *	1,770	1,770
Commercial Paper (1.4%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	708	708
Charta LLC-144A
5.38%, due 08/23/2006	708	708
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	708	708
5.41%, due 09/12/2006	708	708
General Electric Capital Corp.
5.26%, due 08/02/2006	1,770	1,770
Grampian Funding LLC-144A
5.37%, due 08/21/2006	708	708
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	708	708
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	708	708
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	692	692
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	708	708
5.42%, due 09/19/2006	708	708
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	708	708
Euro Dollar Overnight (1.3%)
Bank of Montreal
5.29%, due 08/03/2006	708	708
Barclays
5.15%, due 08/01/2006	1,416	1,416
Fortis Bank
5.29%, due 08/07/2006	1,416	1,416
Harris NA
5.29%, due 08/07/2006	1,416	1,416
Regions Bank
5.27%, due 08/04/2006	1,770	1,770
Svenska Handlesbanken
5.29%, due 08/01/2006	1,513	1,513
The Bank of the West
5.25%, due 08/07/2006	708	708
Euro Dollar Terms (1.6%)
Abbey National PLC
5.29%, due 08/11/2006	1,770	1,770
Branch Banker &Trust
5.36%, due 08/28/2006	1,062	1,062
Calyon
5.30%, due 08/08/2006	708	708
5.37%, due 09/01/2006	1,416	1,416
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	708	708
Dexia Group
5.30%, due 08/09/2006	708	708
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	885	885
Toronto Dominion Bank
5.40%, due 09/22/2006	1,416	1,416
Wells Fargo
5.40%, due 09/05/2006	1,770	1,770

2

Repurchase Agreements (3.9%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $4,687 on 08/01/2006	4,686	4,686
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $10,543 on 08/01/2006	10,541	10,541
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $1,181 on 08/01/2006	1,181	1,181
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $9,515 on 08/01/2006	9,513	9,513
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $424 on 08/01/2006	423	423

Total Security Lending Collateral (cost: $57,046)		57,046

Total Investment Securities (cost: $631,994) #		$718,453

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $55,380.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $27,241, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $632,372. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $100,114 and $14,033, respectively. Net unrealized appreciation for tax purposes is $86,081.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $7,772 or 1.1% of the net assets of the Fund.

3

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.6%)
U.S. Treasury Note
5.13%, due 05/15/2016	$1,512	$1,528
Total U.S. Government Obligations (cost: $1,528)		1,528

CORPORATE DEBT SECURITIES (93.8%)
Aerospace (1.6%)
Boeing Co. (The)
8.75%, due 08/15/2021	2,500	3,199
TransDigm, Inc., Senior Subordinated Note-144A
7.75%, due 07/15/2014	750	748
Vought Aircraft Industries, Inc.
8.00%, due 07/15/2011	500	460
Agriculture (2.4%)
Cargill, Inc.-144A
5.00%, due 11/15/2013	2,920	2,784
Dole Food Co., Inc.
8.63%, due 05/01/2009	1,200	1,146
Michael Foods, Inc.
8.00%, due 11/15/2013	2,575	2,543
Air Transportation (1.0%)
FedEx Corp.
9.65%, due 06/15/2012	2,250	2,669
Amusement & Recreation Services (2.6%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	5,450	5,348
Pokagon Gaming Authority, Senior Note-144A
10.38%, due 06/15/2014	165	172
Speedway Motorsports, Inc.
6.75%, due 06/01/2013	500	482
Virgin River Casino Corp./RBG LLC/B&BB, Inc.
9.00%, due 01/15/2012	1,000	1,015
Automotive (1.3%)
DaimlerChrysler NA Holding Corp.
8.50%, due 01/18/2031	2,000	2,310
General Motors Corp.
7.13%, due 07/15/2013 †	1,500	1,275
Automotive Service Stations (0.7%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	2,000	1,990
Beverages (0.9%)
Cia Brasileira de Bebidas
8.75%, due 09/15/2013	750	836
Foster’s Finance Corp.-144A
5.88%, due 06/15/2035	1,725	1,548
Business Credit Institutions (3.5%)
John Deere Capital Corp., Series D
4.40%, due 07/15/2009	2,700	2,622
Pemex Finance, Ltd.
9.03%, due 02/15/2011	6,508	6,923
Business Services (1.5%)
Hertz Corp.-144A
8.88%, due 01/01/2014	2,780	2,898
10.50%, due 01/01/2016 †	240	261
iPayment, Inc., Senior Subordinated Note-144A
9.75%, due 05/15/2014	825	825
Chemicals & Allied Products (3.1%)
Cytec Industries, Inc.
6.00%, due 10/01/2015	1,340	1,291
ICI Wilmington, Inc.
4.38%, due 12/01/2008	3,000	2,911

1

IMC Global, Inc.
10.88%, due 06/01/2008	400	426
Ineos Group Holdings PLC-144A
8.50%, due 02/15/2016	2,000	1,875
Lubrizol Corp.
4.63%, due 10/01/2009	2,000	1,938
Commercial Banks (7.8%)
Bank of America Corp.
7.80%, due 02/15/2010	500	536
Barclays Bank PLC
6.28%, due 12/15/2034 (a) (b)	1,500	1,376
HSBK Europe BV-144A
7.75%, due 05/13/2013	900	912
Royal Bank of Scotland Group PLC
7.65%, due 09/30/2031 (a) (b)	2,000	2,208
Shinsei Finance Cayman, Ltd.-144A
6.42%, due 07/20/2016 (a) (b)	3,000	2,906
Sumitomo Mitsui Banking-144A
5.63%, due 10/15/2015 (a) (b)	3,965	3,762
US Bank NA
3.75%, due 02/06/2009	3,000	2,884
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	4,100	4,034
ZFS Finance USA Trust I-144A
6.45%, due 12/15/2065 † (b)	2,500	2,349
Communication (4.0%)
Comcast Cable Communications
6.88%, due 06/15/2009	3,760	3,884
Comcast Corp.
7.05%, due 03/15/2033	2,605	2,658
Echostar DBS Corp.-144A
7.13%, due 02/01/2016	2,500	2,456
Kabel Deutschland GmbH-144A
10.63%, due 07/01/2014	750	795
XM Satellite Radio, Inc., Senior Note-144A
9.75%, due 05/01/2014 †	950	876
Communications Equipment (0.3%)
Inmarsat Finance PLC
0.00%, due 11/15/2012 (c)	1,000	855
Construction (1.5%)
Centex Corp., Senior Note
4.75%, due 01/15/2008	3,990	3,918
Department Stores (2.8%)
Bon-Ton Stores (The), Inc.-144A
10.25%, due 03/15/2014 †	2,000	1,840
May Department Stores Co. (The)
8.50%, due 06/01/2019	2,500	2,928
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	1,650	1,739
10.38%, due 10/15/2015 †	1,000	1,061
Electric Services (4.1%)
AES Gener SA
7.50%, due 03/25/2014 †	2,000	2,050
National Grid PLC
6.30%, due 08/01/2016	2,635	2,653
PSEG Funding Trust
5.38%, due 11/16/2007	6,250	6,224
Electric, Gas & Sanitary Services (2.0%)
NiSource Finance Corp.
7.88%, due 11/15/2010	5,000	5,363

2

Finance (0.7%)
American Real Estate Partners, LP
8.13%, due 06/01/2012	1,000	1,015
American Real Estate Partners, LP/American Real Estate Finance Corp.
7.13%, due 02/15/2013	1,000	982
Food & Kindred Products (1.7%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021	1,900	2,374
Nutro Products, Inc.-144A
10.75%, due 04/15/2014	650	678
Tyson Foods, Inc.
6.60%, due 04/01/2016	1,408	1,389
Food Stores (0.7%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	2,000	1,985
Gas Production & Distribution (2.6%)
El Paso Corp.-144A
7.63%, due 09/01/2008	2,000	2,035
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	2,500	2,744
Markwest Energy Part/Finance-144A
8.50%, due 07/15/2016	675	682
Pacific Energy Partners, LP / Pacific Energy Finance Corp.
7.13%, due 06/15/2014	1,500	1,515
Holding & Other Investment Offices (5.2%)
Hutchison Whampoa International, Ltd.-144A
7.45%, due 11/24/2033	2,500	2,703
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	6,000	5,873
Kimco Realty Corp., Series C REIT
3.95%, due 08/05/2008	2,825	2,747
Noble Group, Ltd.-144A
6.63%, due 03/17/2015	1,000	860
Simon Property Group, LP REIT
3.75%, due 01/30/2009	2,000	1,913
Hotels & Other Lodging Places (3.0%)
Host Marriott, LP REIT
7.13%, due 11/01/2013	2,000	2,002
Intrawest Corp.
7.50%, due 10/15/2013	2,525	2,516
Station Casinos, Inc.
6.88%, due 03/01/2016	2,000	1,840
Station Casinos, Inc., Subordinated Note
6.63%, due 03/15/2018	245	217
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	1,500	1,414
Industrial Machinery & Equipment (0.9%)
Cummins Engine Co., Inc.
5.65%, due 03/01/2098	2,000	1,463
Douglas Dynamics LLC-144A
7.75%, due 01/15/2012	915	865
Insurance (2.6%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 (a) (b)	2,750	2,765
Reinsurance Group of America
6.75%, due 12/15/2065 (b)	2,730	2,550
St Paul Travelers Cos. (The), Inc., Senior Note
6.75%, due 06/20/2036	1,557	1,594
Metal Mining (0.4%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	847	1,067

3

Mortgage Bankers & Brokers (4.8%)
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.
9.63%, due 06/15/2014	1,300	1,396
Galaxy Entertainment Finance Co., Ltd., Senior Note-144A
9.88%, due 12/15/2012	1,400	1,463
Glencore Funding LLC-144A
6.00%, due 04/15/2014	1,950	1,814
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 † (b)	2,500	2,411
Innophos Investments Holdings, Inc.
13.17%, due 02/15/2015 † *	2,292	2,384
Kinder Morgan Finance Co., ULC
6.40%, due 01/05/2036	56	46
MUFG Capital Finance 1, Ltd.
6.35%, due 07/25/2016 (a) (b)	1,460	1,428
Stripes Acquisition LLC/Susser Finance Corp.-144A
10.63%, due 12/15/2013	2,000	2,100
Motion Pictures (2.1%)
Time Warner, Inc.
9.13%, due 01/15/2013	2,000	2,288
7.63%, due 04/15/2031	3,000	3,226
Oil & Gas Extraction (2.2%)
Chesapeake Energy Corp.
6.38%, due 06/15/2015	1,000	940
Delta Petroleum Corp.
7.00%, due 04/01/2015	600	564
Gazprom International SA-144A
7.20%, due 02/01/2020	3,100	3,216
PetroHawk Energy Corp.-144A
9.13%, due 07/15/2013	1,300	1,329
Paper & Allied Products (0.2%)
Graphic Packaging International Corp.
9.50%, due 08/15/2013 †	500	500
Paperboard Containers & Boxes (0.5%)
Graham Packaging Co., Inc.
9.88%, due 10/15/2014 †	1,250	1,216
Personal Credit Institutions (2.8%)
Capital One Bank
5.75%, due 09/15/2010	5,200	5,219
Ford Motor Credit Co.
9.96%, due 04/15/2012 *	1,100	1,134
General Motors Acceptance Corp.
5.13%, due 05/09/2008	1,275	1,229
Petroleum Refining (1.5%)
Enterprise Products Operating, LP
8.38%, due 08/01/2066 (b)	1,400	1,432
Premcor Refining Group (The), Inc.
9.25%, due 02/01/2010	2,500	2,657
Primary Metal Industries (0.7%)
Noranda, Inc.
6.00%, due 10/15/2015	2,000	1,931
Printing & Publishing (3.2%)
Media General, Inc.
6.95%, due 09/01/2006	4,200	4,201
News America Holdings, Inc.
7.75%, due 12/01/2045	2,700	2,882
RH Donnelley Corp., Senior Note
8.88%, due 01/15/2016	1,400	1,395
Radio & Television Broadcasting (4.7%)
Chancellor Media Corp.
8.00%, due 11/01/2008	3,695	3,851
Grupo Televisa SA
6.63%, due 03/18/2025	2,000	1,957

4

Univision Communications, Inc.
7.85%, due 07/15/2011	3,900	3,925
Viacom, Inc., Senior Note-144A
6.25%, due 04/30/2016	2,900	2,812
Real Estate (1.9%)
Colonial Realty, LP
7.00%, due 07/14/2007	5,075	5,127
Restaurants (0.7%)
Carrols Corp.
9.00%, due 01/15/2013	1,000	990
NPC International, Inc.-144A
9.50%, due 05/01/2014 †	1,000	960
Rubber & Misc. Plastic Products (0.4%)
NTK Holdings, Inc.
0.00%, due 03/01/2014 † (d)	1,500	1,050
Security & Commodity Brokers (2.5%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	1,500	1,541
Goldman Sachs Group, Inc., Subordinated Note
6.45%, due 05/01/2036	2,655	2,607
Residential Capital Corp.
6.38%, due 06/30/2010	2,680	2,671
Stone, Clay & Glass Products (1.3%)
Lafarge SA
7.13%, due 07/15/2036	2,600	2,614
Owens Brockway Glass Container, Inc.
6.75%, due 12/01/2014	1,000	937
Telecommunications (2.7%)
Mountain States Telephone & Telegraph
7.38%, due 05/01/2030	1,000	923
Northwestern Bell Telephone
7.75%, due 05/01/2030	1,235	1,161
Sprint Capital Corp.
8.75%, due 03/15/2032	2,150	2,619
Verizon Global Funding Corp.
7.75%, due 12/01/2030	2,455	2,681
Water Transportation (2.0%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	5,000	5,393
Wholesale Trade Nondurable Goods (0.7%)
Domino’s, Inc.
8.25%, due 07/01/2011	1,750	1,807
Total Corporate Debt Securities (cost: $258,358)		252,577

CONVERTIBLE BOND (1.6%)
Aerospace (0.5%)
Armor Holdings, Inc.
2.00%, due 11/01/2024 (e)	1,000	1,156
Commercial Banks (0.2%)
Euronet Worldwide, Inc., Senior Note
3.50%, due 10/15/2025	500	486
Computer & Office Equipment (0.6%)
SanDisk Corp., Senior Note
1.00%, due 05/15/2013	500	435
Scientific Games Corp.
0.75%, due 12/01/2024	1,000	1,251
Electronic Components & Accessories (0.3%)
Intel Corp.-144A
2.95%, due 12/15/2035	1,000	833
Total Convertible Bond (cost: $4,040)		4,161

5

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.5%)
Business Credit Institutions (0.1%)
Sovereign Capital Trust II ‡	9,500	425
Electric Services (0.4%)
NRG Energy, Inc.	4,000	1,003
Total Convertible Preferred Stocks (cost: $1,475)		1,428

PREFERRED STOCKS (1.3%)
Holding & Other Investment Offices (0.6%)
Saul Centers, Inc. REIT	1,850	48
Tanger Factory Outlet Centers REIT	66,666	1,660
Telecommunications (0.7%)
Centaur Funding Corp.-144A ‡	1,661	1,882
Total Preferred Stocks (cost: $3,866)		3,590

COMMON STOCKS (0.0%)
Telecommunications (0.0%)
Versatel Telecom International NV Warrants, Expires 5/15/2008 ‡ m	75	—	☐
Total Common Stocks (cost: $1)		—

	Principal	Value
SECURITY LENDING COLLATERAL (6.2%)
Debt (6.2%)
Bank Notes (0.2%)
Bank of America
5.31%, due 08/10/2006 *	518	518
Commercial Paper (1.0%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	207	207
Charta LLC-144A
5.38%, due 08/23/2006	207	207
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	207	207
5.41%, due 09/12/2006	207	207
General Electric Capital Corp.
5.26%, due 08/02/2006	518	518
Grampian Funding LLC-144A
5.37%, due 08/21/2006	207	207
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	207	207
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	207	207
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	202	202
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	207	207
5.42%, due 09/19/2006	207	207
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	207	207
Euro Dollar Overnight (1.0%)
Bank of Montreal
5.29%, due 08/03/2006	207	207
Barclays
5.15%, due 08/01/2006	414	414
Fortis Bank
5.29%, due 08/07/2006	414	414
Harris NA
5.29%, due 08/07/2006	414	414
Regions Bank
5.27%, due 08/04/2006	518	518
Svenska Handlesbanken
5.29%, due 08/01/2006	442	442

6

The Bank of the West
5.25%, due 08/07/2006	207	207
Euro Dollar Terms (1.1%)
Abbey National PLC
5.29%, due 08/11/2006	518	518
Branch Banker &Trust
5.36%, due 08/28/2006	310	310
Calyon
5.30%, due 08/08/2006	207	207
5.37%, due 09/01/2006	414	414
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	207	207
Dexia Group
5.30%, due 08/09/2006	207	207
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	259	259
Toronto Dominion Bank
5.40%, due 09/22/2006	414	414
Wells Fargo
5.40%, due 09/05/2006	518	518
Repurchase Agreements (2.9%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $1,371 on 08/01/2006	1,370	1,370
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $3,083 on 08/01/2006	3,083	3,083
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $345 on 08/01/2006	345	345
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $2,782 on 08/01/2006	2,782	2,782
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $124 on 08/01/2006	124	124

Total Security Lending Collateral (cost: $16,682)		16,682

Total Investment Securities (cost: $285,950) #		$279,966

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $16,233.

(a)	The security has a perpetual maturity. The date shown is the next call date.

(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of July 31, 2006.

(c)	Inmarsat Finance PLC has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 10.38%.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

(d)	NTK Holdings, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.

(e)	Armor Holding, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.

‡	Non-income producing.

7

††

Cash collateral for the Repurchase Agreements, valued at $7,966, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

☐	Value is less than $1.

m	Securities valued as determined in good faith in accordance with procedures established by Transamerica IDEX Mutual Funds’ Board of Trustees.

#

Aggregate cost for Federal income tax purposes is $285,950. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,711 and $7,695, respectively. Net unrealized depreciation for tax purposes is $5,984.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated  $58,687 or 21.8% of the net assets of the Fund.

REIT	Real Estate Investment Trust

8

TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.1%)
Amusement & Recreation Services (2.9%)
Station Casinos, Inc.	187,100	$10,264
Apparel & Accessory Stores (0.8%)
Nordstrom, Inc.	77,920	2,673
Automotive (0.6%)
ITT Industries, Inc.	38,650	1,954
Business Services (0.4%)
Getty Images, Inc. ‡ †	29,070	1,356
Commercial Banks (2.8%)
Wintrust Financial Corp.	199,410	9,574
Communication (4.4%)
Global Payments, Inc.	334,074	14,211
XM Satellite Radio Holdings, Inc.-Class A ‡ †	95,575	1,109
Computer & Data Processing Services (6.4%)
Checkfree Corp. ‡ †	174,920	7,784
Digital Insight Corp. ‡	244,660	5,774
Intuit, Inc. ‡	76,340	2,357
NAVTEQ Corp. ‡ †	66,280	1,868
THQ, Inc. ‡ †	189,770	4,306
Computer & Office Equipment (3.9%)
Sandisk Corp. ‡	291,290	13,592
Educational Services (1.6%)
Strayer Education, Inc.	52,465	5,685
Electronic Components & Accessories (1.0%)
Microchip Technology, Inc.	109,430	3,530
Engineering & Management Services (5.5%)
Jacobs Engineering Group, Inc. ‡	229,116	19,014
Hardware Stores (4.0%)
Fastenal Co. †	388,510	13,819
Holding & Other Investment Offices (1.0%)
Host Hotels & Resorts, Inc. REIT	158,000	3,353
Hotels & Other Lodging Places (6.3%)
Hilton Hotels Corp. †	456,240	10,918
Las Vegas Sands Corp. ‡ †	178,040	11,044
Industrial Machinery & Equipment (16.7%)
Cameron International Corp. ‡ †	350,060	17,647
Graco, Inc.	346,790	13,625
Grant Prideco, Inc. ‡	341,400	15,537
Kennametal, Inc.	207,565	11,053
Life Insurance (0.3%)
AmerUs Group Co. †	16,190	1,086
Medical Instruments & Supplies (3.4%)
Techne Corp. ‡	231,920	11,524
Varian Medical Systems, Inc. ‡	5,500	249
Motion Pictures (1.3%)
Macrovision Corp. ‡	231,560	4,543
Oil & Gas Extraction (1.5%)
Forest Oil Corp. ‡ †	159,040	5,329
Paperboard Containers & Boxes (3.1%)
Packaging Corp. of America	468,210	10,736
Personal Credit Institutions (0.5%)
Financial Federal Corp.	71,780	1,929
Pharmaceuticals (1.6%)
Endo Pharmaceuticals Holdings, Inc. ‡	175,820	5,463
Restaurants (1.6%)
PF Chang’s China Bistro, Inc. ‡ †	181,920	5,499
Retail Trade (1.5%)
Blue Nile, Inc. ‡ †	196,695	5,181
Security & Commodity Brokers (9.7%)
BlackRock, Inc.-Class A †	185,965	24,019
Chicago Mercantile Exchange	21,360	9,851
Telecommunications (4.1%)
NeuStar, Inc.-Class A ‡ †	466,875	14,408

1

Transportation & Public Utilities (9.2%)
CH Robinson Worldwide, Inc.	344,125	15,754
Expeditors International of Washington, Inc.	358,040	16,280
Total Common Stocks (cost: $274,659)		333,898

	Principal	Value
SECURITY LENDING COLLATERAL (20.2%)
Debt (20.2%)
Bank Notes (0.6%)
Bank of America
5.31%, due 08/10/2006 *	2,174	2,174
Commercial Paper (3.4%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	870	870
Charta LLC-144A
5.38%, due 08/23/2006	870	870
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	870	870
5.41%, due 09/12/2006	870	870
General Electric Capital Corp.
5.26%, due 08/02/2006	2,174	2,174
Grampian Funding LLC-144A
5.37%, due 08/21/2006	870	870
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	870	870
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	870	870
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	850	850
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	870	870
5.42%, due 09/19/2006	870	870
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	870	870
Euro Dollar Overnight (3.2%)
Bank of Montreal
5.29%, due 08/03/2006	870	870
Barclays
5.15%, due 08/01/2006	1,740	1,740
Fortis Bank
5.29%, due 08/07/2006	1,739	1,739
Harris NA
5.29%, due 08/07/2006	1,739	1,739
Regions Bank
5.27%, due 08/04/2006	2,174	2,174
Svenska Handlesbanken
5.29%, due 08/01/2006	1,858	1,858
The Bank of the West
5.25%, due 08/07/2006	870	870
Euro Dollar Terms (3.7%)
Abbey National PLC
5.29%, due 08/11/2006	2,174	2,174
Branch Banker &Trust
5.36%, due 08/28/2006	1,305	1,305
Calyon
5.30%, due 08/08/2006	870	870
5.37%, due 09/01/2006	1,739	1,739
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	870	870
Dexia Group
5.30%, due 08/09/2006	870	870

2

Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	1,087	1,087
Toronto Dominion Bank
5.40%, due 09/22/2006	1,739	1,739
Wells Fargo
5.40%, due 09/05/2006	2,174	2,174
Repurchase Agreements (9.3%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $5,758 on 08/01/2006	5,757	5,757
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $12,952 on 08/01/2006	12,950	12,950
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $1,451 on 08/01/2006	1,451	1,451
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $11,689 on 08/01/2006	11,687	11,687
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $520 on 08/01/2006	520	520

Total Security Lending Collateral (cost: $70,081)		70,081

Total Investment Securities (cost: $344,740) #		$403,979

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $68,137.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $33,465, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $344,740. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $73,646 and $14,407, respectively. Net unrealized appreciation for tax purposes is $59,239.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $9,550 or 2.7% of the net assets of the Fund.

REIT	Real Estate Investment Trust

3

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (94.6%)
Agriculture (0.8%)
Dole Food Co., Inc., Senior Note
7.25%, due 06/15/2010	$3,500	$3,150
Amusement & Recreation Services (1.1%)
Mohegan Tribal Gaming Authority
6.38%, due 07/15/2009	1,000	980
6.13%, due 02/15/2013	2,000	1,900
Speedway Motorsports, Inc.
6.75%, due 06/01/2013	1,200	1,158
Apparel Products (0.9%)
Levi Strauss & Co.
9.75%, due 01/15/2015	3,500	3,587
Automotive (4.6%)
ArvinMeritor, Inc.
8.75%, due 03/01/2012	452	437
Ford Motor Co.
7.45%, due 07/16/2031 †	2,000	1,470
General Motors Acceptance Corp.
6.75%, due 12/01/2014 †	8,000	7,531
General Motors Corp.
7.13%, due 07/15/2013 †	2,000	1,700
Lear Corp.
8.11%, due 05/15/2009 †	2,000	1,945
Lear Corp., Series B
5.75%, due 08/01/2014	2,000	1,620
Tenneco Automotive, Inc.
10.25%, due 07/15/2013	2,500	2,725
Business Services (4.1%)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.-144A
7.63%, due 05/15/2014	3,030	2,969
Hertz Corp.-144A
10.50%, due 01/01/2016 †	3,500	3,806
Lamar Media Corp.
6.63%, due 08/15/2015	2,800	2,600
R.H. Donnelley Finance Corp I-144A
10.88%, due 12/15/2012	2,000	2,197
Universal Compression, Inc.
7.25%, due 05/15/2010	2,000	2,005
Universal Hospital Services, Inc.
10.13%, due 11/01/2011	2,000	2,070
Chemicals & Allied Products (5.3%)
Airgas, Inc.
6.25%, due 07/15/2014	1,500	1,397
Equistar Chemicals, LP/Equistar Funding Corp.
10.13%, due 09/01/2008	1,000	1,052
10.63%, due 05/01/2011	2,000	2,150
Huntsman International LLC
9.88%, due 03/01/2009	1,000	1,041
10.13%, due 07/01/2009	2,000	2,030
11.63%, due 10/15/2010	965	1,063
Huntsman International LLC-144A
8.13%, due 01/01/2015 †	2,000	1,857
IMC Global, Inc.
6.88%, due 07/15/2007	3,000	2,992
Ineos Group Holdings PLC-144A
8.50%, due 02/15/2016	1,750	1,641
Lyondell Chemical Co.
10.50%, due 06/01/2013	1,000	1,097
NOVA Chemicals Corp.
6.50%, due 01/15/2012	4,000	3,720

1

Communication (7.2%)
Adelphia Communications Corp.
0.00%, due 11/01/2006 ø	1,000		572
Cablevision Systems Corp., Series B
8.00%, due 04/15/2012	6,000		5,940
CCH I Holdings LLC
9.92%, due 04/01/2014 †	493		316
CCH I LLC
11.00%, due 10/01/2015	8,274		7,426
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. -144A
8.38%, due 04/30/2014	2,000		2,015
Echostar DBS Corp.
6.38%, due 10/01/2011	5,190		5,073
Intelsat Subsidiary Holding Co., Ltd.
8.25%, due 01/15/2013	1,500		1,466
8.63%, due 01/15/2015	3,500		3,465
PanAmSat Corp.
9.00%, due 08/15/2014	1,300		1,321
Communications Equipment (1.7%)
Intelsat Bermuda, Ltd., Senior Note-144A
9.25%, due 06/15/2016	2,500		2,556
L-3 Communications Corp.
7.63%, due 06/15/2012	1,000		1,012
6.13%, due 07/15/2013	2,000		1,915
6.13%, due 01/15/2014	1,000		957
Computer & Data Processing Services (0.7%)
Unisys Corp.
8.00%, due 10/15/2012	2,000		1,825
8.50%, due 10/15/2015 †	1,000		907
Computer & Office Equipment (0.3%)
Seagate Technology Holdings Corp.
8.00%, due 05/15/2009	1,000		1,020
Department Stores (0.0%)
Saks, Inc.
8.25%, due 11/15/2008	—	☐	—	☐
Drug Stores & Proprietary Stores (1.1%)
Medco Health Solutions, Inc.
7.25%, due 08/15/2013	1,000		1,069
Rite Aid Corp.
12.50%, due 09/15/2006	2,000		2,015
9.50%, due 02/15/2011	1,000		1,045
Electric Services (6.4%)
AES Corp. (The)-144A
8.75%, due 05/15/2013	5,000		5,350
Edison Mission Energy, Senior Note-144A
7.50%, due 06/15/2013	2,710		2,676
Elwood Energy LLC
8.16%, due 07/05/2026	3,285		3,579
NRG Energy, Inc.
7.25%, due 02/01/2014	7,000		6,851
PSEG Energy Holdings LLC
8.63%, due 02/15/2008	2,250		2,315
TXU Corp., Series P
5.55%, due 11/15/2014 †	4,000		3,654
Electric, Gas & Sanitary Services (1.5%)
Allied Waste North America, Inc.
8.50%, due 12/01/2008	3,775		3,917
6.50%, due 11/15/2010 †	1,000		976
7.88%, due 04/15/2013	1,000		1,010

2

Electronic Components & Accessories (2.0%)
Celestica, Inc.
7.63%, due 07/01/2013	3,225	3,144
Spansion LLC-144A
11.25%, due 01/15/2016	2,000	2,045
STATS ChipPAC, Ltd.
6.75%, due 11/15/2011	2,750	2,564
Fabricated Metal Products (1.2%)
Alliant Techsystems, Inc.
6.75%, due 04/01/2016	4,590	4,452
Food & Kindred Products (0.8%)
Del Monte Corp.
8.63%, due 12/15/2012	3,000	3,112
Gas Production & Distribution (3.5%)
Colorado Interstate Gas Co.
5.95%, due 03/15/2015	3,125	2,883
Colorado Interstate Gas Co., Senior Note
6.80%, due 11/15/2015	3,900	3,798
Northwest Pipeline Corp.
8.13%, due 03/01/2010	2,000	2,070
Transcontinental Gas Pipe Line Corp.
8.88%, due 07/15/2012	4,000	4,435
Health Services (5.4%)
Ameripath, Inc.
10.50%, due 04/01/2013	1,590	1,673
Davita Inc.
6.63%, due 03/15/2013	5,400	5,143
Extendicare Health Services, Inc.
6.88%, due 05/01/2014	3,000	3,120
HCA, Inc.
6.95%, due 05/01/2012	1,000	877
6.30%, due 10/01/2012	2,275	1,911
6.25%, due 02/15/2013	3,000	2,490
Manor Care, Inc.
6.25%, due 05/01/2013	1,000	993
Tenet Healthcare Corp.
9.88%, due 07/01/2014	1,250	1,194
Tenet Healthcare Corp.-144A
9.25%, due 02/01/2015 †	3,500	3,229
Holding & Other Investment Offices (2.9%)
Nell AF Sarl-144A
8.38%, due 08/15/2015 †	3,975	3,861
Sungard Data Systems, Inc.
9.13%, due 08/15/2013	4,000	4,085
Sungard Data Systems, Inc., Senior Subordinated Note
10.25%, due 08/15/2015	3,000	3,041
Hotels & Other Lodging Places (5.3%)
Kerzner International, Ltd.
6.75%, due 10/01/2015	3,000	3,157
Las Vegas Sands Corp.
6.38%, due 02/15/2015	4,750	4,394
Mandalay Resort Group
6.38%, due 12/15/2011	1,000	955
MGM Mirage
6.00%, due 10/01/2009	2,500	2,431
6.75%, due 09/01/2012	1,000	968
5.88%, due 02/27/2014	2,500	2,272
Station Casinos, Inc.
6.00%, due 04/01/2012	1,000	939
6.50%, due 02/01/2014	2,000	1,840
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	3,450	3,252

3

Industrial Machinery & Equipment (0.9%)
Case New Holland, Inc.
9.25%, due 08/01/2011	3,250	3,425
Instruments & Related Products (2.3%)
DirecTV Holdings LLC/DirecTV Financing Co.
8.38%, due 03/15/2013	5,750	6,023
DRS Technologies, Inc.
6.88%, due 11/01/2013	3,000	2,903
Medical Instruments & Supplies (0.4%)
Bard (C.R.), Inc.
6.70%, due 12/01/2026	1,500	1,576
Metal Cans & Shipping Containers (1.6%)
Ball Corp.
6.88%, due 12/15/2012	3,775	3,756
6.63%, due 03/15/2018	2,400	2,268
Mortgage Bankers & Brokers (0.5%)
CCM Merger, Inc.-144A
8.00%, due 08/01/2013	1,988	1,904
Motion Pictures (1.5%)
Liberty Media Corp.
8.25%, due 02/01/2030 †	6,000	5,890
Motor Vehicles, Parts & Supplies (0.5%)
ArvinMeritor, Inc.
8.13%, due 09/15/2015	452	414
TRW Automotive, Inc.
11.00%, due 02/15/2013	1,300	1,420
Oil & Gas Extraction (2.7%)
Chesapeake Energy Corp.
7.50%, due 09/15/2013	1,000	1,006
6.38%, due 06/15/2015	3,000	2,820
6.88%, due 01/15/2016	1,000	965
Newfield Exploration Co.
6.63%, due 09/01/2014	2,500	2,422
Whiting Petroleum Corp.
7.00%, due 02/01/2014	3,000	2,940
Paper & Allied Products (4.4%)
Abitibi-Consolidated, Inc.
6.00%, due 06/20/2013	1,950	1,599
Boise Cascade LLC
7.13%, due 10/15/2014	2,000	1,765
Georgia-Pacific Corp.
7.70%, due 06/15/2015	5,000	4,788
Graphic Packaging International Corp.
8.50%, due 08/15/2011 †	4,900	4,925
MDP Acquisitions PLC
9.63%, due 10/01/2012	2,500	2,588
Smurfit-Stone Container Corp.
8.38%, due 07/01/2012	1,000	951
Paperboard Containers & Boxes (0.9%)
Jefferson Smurfit Corp.
7.50%, due 06/01/2013	2,000	1,810
Jefferson Smurfit-Stone Container Corp.
8.25%, due 10/01/2012	1,900	1,796
Personal Credit Institutions (1.8%)
Ford Motor Credit Co.
6.50%, due 01/25/2007	500	500
5.80%, due 01/12/2009	1,000	930
7.38%, due 10/28/2009	3,000	2,830
7.25%, due 10/25/2011	3,000	2,725
Personal Services (0.5%)
Service Corp. International
7.70%, due 04/15/2009	2,000	2,038

4

Primary Metal Industries (0.9%)
Novelis, Inc.-144A
8.00%, due 02/15/2015	3,500	3,386
Printing & Publishing (4.1%)
American Color Graphics, Inc.
10.00%, due 06/15/2010	2,000	1,470
Dex Media East LLC/Dex Media East Finance Co.
9.88%, due 11/15/2009	1,000	1,056
Dex Media West LLC/Dex Media Finance Co., Series B
8.50%, due 08/15/2010	2,000	2,055
Dex Media, Inc.
8.00%, due 11/15/2013	1,000	1,000
Primedia, Inc.
8.88%, due 05/15/2011 †	2,000	1,905
8.00%, due 05/15/2013	3,750	3,291
RH Donnelley Corp., Senior Note
8.88%, due 01/15/2016	3,750	3,736
Vertis, Inc.
10.88%, due 06/15/2009 †	1,000	991
Radio & Television Broadcasting (1.6%)
Quebecor Media, Inc., Senior Note
7.75%, due 03/15/2016	4,750	4,667
Videotron Ltee
6.88%, due 01/15/2014	1,500	1,433
Restaurants (1.2%)
Restaurant Co. (The)
10.00%, due 10/01/2013 †	5,000	4,500
Stone, Clay & Glass Products (1.6%)
Owens Brockway Glass Container, Inc.
7.75%, due 05/15/2011	1,000	1,020
8.75%, due 11/15/2012	1,000	1,055
6.75%, due 12/01/2014	2,000	1,875
Owens-Illinois, Inc.
7.35%, due 05/15/2008	2,000	2,010
Telecommunications (9.3%)
Cincinnati Bell, Inc.
8.38%, due 01/15/2014 †	2,800	2,744
Citizens Communications Co.
9.00%, due 08/15/2031	2,000	2,050
Dobson Cellular Systems, Inc., Senior Note-144A
8.38%, due 11/01/2011	2,000	2,070
Embarq Corp., Note
7.08%, due 06/01/2016	2,600	2,617
Hawaiian Telcom Communications, Inc., Senior Note
9.75%, due 05/01/2013	4,500	4,590
Qwest Capital Funding, Inc.
7.00%, due 08/03/2009 †	2,000	1,985
7.90%, due 08/15/2010 †	5,000	5,038
Qwest Corp.
7.50%, due 06/15/2023	2,000	1,925
Rogers Wireless Communications, Inc.
6.38%, due 03/01/2014	5,750	5,520
Rogers Wireless, Inc., Senior Secured Note
9.63%, due 05/01/2011	1,500	1,658
Windstream Corp.-144A
8.63%, due 08/01/2016	5,250	5,460
Tobacco Products (0.5%)
Reynolds American, Inc., Senior Note-144A
6.50%, due 07/15/2010	2,000	1,985
Transportation Equipment (0.6%)
Trinity Industries, Inc.
6.50%, due 03/15/2014	2,500	2,425
Total Corporate Debt Securities (cost: $366,976)		360,955

5

	Shares	Value
PREFERRED STOCKS (0.5%)
Holding & Other Investment Offices (0.5%)
Duke Realty Corp. REIT (a)	40,000	1,966
Total Preferred Stocks (cost: $2,008)		1,966

COMMON STOCKS (0.0%)
Printing & Publishing (0.0%)
Golden Books Family Entertainment, Inc. ‡	63,750	—	☐
Total Common Stocks (cost: $168)		—

	Principal	Value
SECURITY LENDING COLLATERAL (12.8%)
Debt (12.8%)
Bank Notes (0.4%)
Bank of America
5.31%, due 08/10/2006 *	1,517	1,517
Commercial Paper (2.1%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	607	607
Charta LLC-144A
5.38%, due 08/23/2006	607	607
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	607	607
5.41%, due 09/12/2006	607	607
General Electric Capital Corp.
5.26%, due 08/02/2006	1,517	1,517
Grampian Funding LLC-144A
5.37%, due 08/21/2006	607	607
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	607	607
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	607	607
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	593	593
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	607	607
5.42%, due 09/19/2006	607	607
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	607	607
Euro Dollar Overnight (2.0%)
Bank of Montreal
5.29%, due 08/03/2006	607	607
Barclays
5.15%, due 08/01/2006	1,213	1,213
Fortis Bank
5.29%, due 08/07/2006	1,214	1,214
Harris NA
5.29%, due 08/07/2006	1,214	1,214
Regions Bank
5.27%, due 08/04/2006	1,517	1,517
Svenska Handlesbanken
5.29%, due 08/01/2006	1,296	1,296
The Bank of the West
5.25%, due 08/07/2006	607	607
Euro Dollar Terms (2.4%)
Abbey National PLC
5.29%, due 08/11/2006	1,517	1,517
Branch Banker &Trust
5.36%, due 08/28/2006	910	910
Calyon
5.30%, due 08/08/2006	607	607
5.37%, due 09/01/2006	1,214	1,214

6

Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	607	607
Dexia Group
5.30%, due 08/09/2006	607	607
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	758	758
Toronto Dominion Bank
5.40%, due 09/22/2006	1,213	1,213
Wells Fargo
5.40%, due 09/05/2006	1,517	1,517
Repurchase Agreements (5.9%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $4,018 on 08/01/2006	4,017	4,017
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $9,037 on 08/01/2006	9,035	9,035
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $1,013 on 08/01/2006	1,012	1,012
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $8,156 on 08/01/2006	8,155	8,155
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $363 on 08/01/2006	363	363

Total Security Lending Collateral (cost: $48,897)		48,897

Total Investment Securities (cost: $418,049) #		$411,818

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $47,778.

(a)	Duke Realty Corp. REIT has a coupon rate of 7.99% until 10/01/2012, thereafter the coupon rate will be 9.99%.

‡	Non-income producing.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $23,349, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

☐	Value is less than $1.

ø	Security is currently in default on interest payments.

#

Aggregate cost for Federal income tax purposes is $418,837. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,501 and $11,520, respectively. Net unrealized depreciation for tax purposes is $7,019.

7

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $55,670 or 14.6% of the net assets of the Fund.

REIT	Real Estate Investment Trust

8

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (83.0%)
Automotive (8.6%)
BMW US Capital LLC-144A
5.25%, due 08/09/2006	$2,300	$2,297
5.23%, due 08/17/2006	3,000	2,993
5.23%, due 08/18/2006	2,210	2,204
Harley-Davidson, Inc.-144A
5.25%, due 08/04/2006	2,000	1,999
5.30%, due 08/29/2006	2,000	1,992
5.32%, due 08/29/2006	3,000	2,988
Business Credit Institutions (1.3%)
Sheffield Receivables Corp.-144A
5.28%, due 08/04/2006	800	800
5.34%, due 09/14/2006	1,400	1,391
Commercial Banks (21.0%)
Bank of America Corp.
5.33%, due 08/31/2006	5,000	4,978
HBOS Treasury Services
5.32%, due 08/30/2006	2,300	2,290
5.30%, due 09/20/2006	2,000	1,985
Royal Bank of Scotland
5.25%, due 08/14/2006	3,000	2,994
5.29%, due 08/24/2006	3,930	3,917
State Street Boston Corp.
5.21%, due 08/02/2006	2,500	2,500
5.21%, due 08/03/2006	1,700	1,699
5.21%, due 08/04/2006	3,000	2,999
Toronto-Dominion Bank-144A
5.35%, due 08/28/2006	1,100	1,096
5.31%, due 08/29/2006	1,700	1,693
UBS Finance Delaware LLC
5.31%, due 08/21/2006	1,300	1,296
5.32%, due 08/24/2006	2,600	2,591
5.34%, due 09/08/2006	3,360	3,341
Wells Fargo & Co.
5.27%, due 08/11/2006	2,000	1,997
Holding & Other Investment Offices (6.8%)
Prudential Funding LLC
5.21%, due 08/14/2006	1,900	1,896
5.31%, due 08/28/2006	3,300	3,287
Quebec Province-144A
5.27%, due 08/09/2006	1,350	1,348
5.28%, due 08/21/2006	3,350	3,340
5.30%, due 08/21/2006	1,700	1,695
Insurance (3.2%)
Metlife Funding, Inc.
5.20%, due 08/07/2006	1,267	1,266
5.34%, due 09/22/2006	4,150	4,118
Metal Mining (3.1%)
BHP Billiton Finance USA, Ltd.-144A
5.31%, due 08/11/2006	1,850	1,847
5.32%, due 08/16/2006	2,000	1,996
5.32%, due 08/17/2006	1,350	1,347
Mortgage Bankers & Brokers (12.0%)
Barclays U.S. Funding Corp.
5.21%, due 08/15/2006	1,200	1,198
5.30%, due 08/16/2006	4,700	4,690
CAFCO LLC-144A
5.18%, due 08/08/2006	910	909
5.21%, due 08/16/2006	2,500	2,495
5.35%, due 09/13/2006	1,100	1,093
5.37%, due 09/21/2006	1,050	1,042

1

Old Line Funding Corp.-144A
5.27%, due 08/08/2006	1,700	1,698
5.32%, due 08/22/2006	1,700	1,695
5.33%, due 08/22/2006	2,700	2,692
5.31%, due 08/23/2006	1,300	1,296
Ranger Funding Co. LLC-144A
5.32%, due 08/23/2006	1,485	1,480
Oil & Gas Extraction (2.9%)
Total Capital SA-144A
5.27%, due 08/14/2006	1,000	998
5.30%, due 08/23/2006	1,150	1,146
5.32%, due 08/23/2006	1,600	1,595
5.30%, due 08/25/2006	1,260	1,256
Personal Credit Institutions (22.9%)
American Honda Finance Corp.
5.13%, due 08/04/2006	1,700	1,699
5.31%, due 08/23/2006	1,000	997
5.32%, due 09/06/2006	4,800	4,774
Caterpillar Financial Services Corp.-144A
5.25%, due 08/03/2006	2,000	1,999
5.25%, due 08/04/2006	3,500	3,498
General Electric Capital Corp.
5.23%, due 08/09/2006	1,000	999
5.26%, due 08/15/2006	1,200	1,197
5.30%, due 08/24/2006	3,600	3,588
5.30%, due 08/30/2006	2,300	2,290
International Lease Finance Corp.
5.21%, due 08/02/2006	2,650	2,650
5.21%, due 08/03/2006	3,000	2,999
5.29%, due 08/23/2006	2,000	1,993
Paccar Financial Corp.
5.16%, due 08/17/2006	2,700	2,694
Toyota Motor Credit Corp.
5.26%, due 08/10/2006	4,900	4,894
5.30%, due 08/25/2006	2,400	2,391
Savings Institutions (1.2%)
Ciesco LLC-144A
5.32%, due 08/18/2006	2,000	1,995
Total Commercial Paper (cost: $140,120)		140,120

SHORT-TERM OBLIGATIONS (7.2%)
Computer & Data Processing Services (3.0%)
International Business Machines Corp.
4.88%, due 10/01/2006	5,000	4,998
Department Stores (0.6%)
Wal-Mart Stores, Inc.
5.45%, due 08/01/2006	1,041	1,041
Security & Commodity Brokers (3.6%)
Goldman Sachs Group, Inc., Series B
5.39%, due 08/01/2006 *	6,090	6,090
Total Short-Term Obligations (cost: $12,129)		12,129

CERTIFICATES OF DEPOSIT (7.2%)
HBOS Treasury Services
5.40%, due 09/20/2006	3,000	3,000
Wells Fargo Bank NA
5.35%, due 09/19/2006	4,600	4,600
Toronto Dominion Bank, Ltd.
5.17%, due 08/07/2006	915	915
5.17%, due 08/08/2006	1,500	1,500
5.38%, due 09/06/2006	2,100	2,100
Total Certificates Of Deposit (cost: $12,115)		12,115

Total Investment Securities (cost: $164,364)		$164,364

2

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $57,913 or 34.3% of the net assets of the Fund.

3

TA IDEX Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.8%)
U.S. Treasury Note
5.13%, due 06/30/2008	$2,000	$2,005
4.88%, due 05/15/2009 †	1,800	1,798
4.88%, due 05/31/2011 †	1,500	1,497
Total U.S. Government Obligations (cost: $5,281)		5,300

ASSET-BACKED SECURITIES (1.8%)
Honda Auto Receivables Owner Trust, Series 2005-A Class A3
4.46%, due 05/21/2009	3,545	3,505
USAA Auto Owner Trust, Series 2005-3, Class A2
4.52%, due 06/16/2008	1,844	1,837
Total Asset-Backed Securities (cost: $5,389)		5,342

CORPORATE DEBT SECURITIES (94.9%)
Aerospace (1.7%)
Textron Financial Corp.
5.88%, due 06/01/2007	5,200	5,215
Agriculture (0.4%)
Dole Food Co., Inc.
8.63%, due 05/01/2009	1,400	1,337
Air Transportation (1.9%)
FedEx Corp.
3.50%, due 04/01/2009	6,000	5,705
Amusement & Recreation Services (1.0%)
Caesars Entertainment, Inc.
8.88%, due 09/15/2008	1,400	1,465
Mirage Resorts, Inc.
6.75%, due 02/01/2008	1,500	1,507
Automotive (2.0%)
DaimlerChrysler North America Holding Corp.
4.75%, due 01/15/2008	5,950	5,864
Beer, Wine & Distilled Beverages (2.0%)
Miller Brewing Co., Guaranteed Note-144A
4.25%, due 08/15/2008	6,000	5,842
Beverages (1.3%)
Bottling Group LLC
2.45%, due 10/16/2006	3,965	3,941
Business Credit Institutions (2.7%)
CIT Group, Inc.
2.88%, due 09/29/2006	2,600	2,590
Pemex Finance, Ltd.
9.03%, due 02/15/2011	5,130	5,457
Business Services (1.8%)
International Lease Finance Corp., Series O, MTN
4.55%, due 10/15/2009	5,500	5,336
Chemicals & Allied Products (8.2%)
Cytec Industries, Inc.
5.50%, due 10/01/2010	1,440	1,411
Dow Chemical Co. (The)
5.00%, due 11/15/2007	4,870	4,826
ICI Wilmington, Inc.
4.38%, due 12/01/2008	6,202	6,017
IMC Global, Inc.
10.88%, due 06/01/2008	1,400	1,491
Lubrizol Corp.
4.63%, due 10/01/2009	800	775
Potash Corp. of Saskatchewan
7.13%, due 06/15/2007	5,000	5,061
Praxair, Inc.
4.75%, due 07/15/2007	5,000	4,962

1

Commercial Banks (3.2%)
Popular North America, Inc.
5.20%, due 12/12/2007	5,000	4,959
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	4,522	4,449
Communication (4.1%)
British Sky Broadcasting PLC
8.20%, due 07/15/2009	6,000	6,398
Comcast Cable Communications
6.88%, due 06/15/2009	5,500	5,682
Construction (3.3%)
Centex Corp., Senior Note
4.75%, due 01/15/2008	4,960	4,871
Pulte Homes, Inc., Senior Note
4.88%, due 07/15/2009	5,000	4,845
Department Stores (1.8%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008	5,100	5,231
Electric Services (10.2%)
Dominion Resources, Inc.
5.69%, due 05/15/2008	6,150	6,154
Duke Capital LLC
4.33%, due 11/16/2006	6,000	5,974
FPL Group Capital, Inc., Series B
5.55%, due 02/16/2008	6,000	5,998
PSEG Funding Trust
5.38%, due 11/16/2007	6,240	6,214
TXU Electric Delivery Co.
5.00%, due 09/01/2007	6,000	5,952
Food & Kindred Products (2.0%)
Tyson Foods, Inc.
7.25%, due 10/01/2006	6,000	6,009
Food Stores (0.5%)
Stater Brothers Holdings, Senior Note
8.83%, due 06/15/2010 *	1,500	1,522
Gas Production & Distribution (5.0%)
Kinder Morgan Finance Co. ULC
5.35%, due 01/05/2011	5,815	5,435
Oneok, Inc.
5.51%, due 02/16/2008	6,300	6,281
Ras Laffan Liquefied Natural Gas Co., Ltd.-144A
3.44%, due 09/15/2009	3,306	3,182
Holding & Other Investment Offices (6.4%)
BRE Properties, Inc. REIT
5.75%, due 09/01/2009	6,000	6,037
Host Marriott, LP REIT
9.25%, due 10/01/2007	1,500	1,549
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	4,500	4,405
Rouse Co. (The) REIT
3.63%, due 03/15/2009	2,000	1,861
Simon Property Group, LP REIT
3.75%, due 01/30/2009	5,335	5,104
Hotels & Other Lodging Places (1.0%)
Hilton Hotels Corp.
7.63%, due 05/15/2008	1,350	1,381
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, due 05/01/2007	1,600	1,610
Insurance (0.8%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 (a) (b)	2,500	2,514

2

Insurance Agents, Brokers & Service (1.0%)
Hartford Financial Services Group, Inc., Senior Note
5.55%, due 08/16/2008	3,000	3,002
Metal Mining (2.0%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007	6,000	6,082
Mortgage Bankers & Brokers (1.8%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	5,500	5,500
Oil & Gas Extraction (0.4%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 (b)	1,000	1,057
Personal Credit Institutions (4.0%)
Capital One Bank
5.75%, due 09/15/2010	3,000	3,011
Erac USA Finance Co.-144A
7.95%, due 12/15/2009	5,500	5,862
Ford Motor Credit Co.
9.96%, due 04/15/2012 *	1,580	1,628
General Motors Acceptance Corp.
5.13%, due 05/09/2008	1,500	1,445
Petroleum Refining (4.4%)
Enterprise Products Operating, LP, Series B
4.00%, due 10/15/2007	8,500	8,320
Premcor Refining Group (The), Inc.
6.75%, due 02/01/2011	4,500	4,647
Printing & Publishing (3.7%)
Media General, Inc.
6.95%, due 09/01/2006	6,012	6,014
Viacom, Inc.
5.63%, due 05/01/2007	5,000	5,000
Radio & Television Broadcasting (1.7%)
Chancellor Media Corp.
8.00%, due 11/01/2008	2,000	2,084
Univision Communications, Inc.
2.88%, due 10/15/2006	3,000	2,979
Real Estate (3.1%)
Colonial Realty, LP
7.00%, due 07/14/2007	5,670	5,728
Tanger Properties LP REIT
9.13%, due 02/15/2008	3,229	3,371
Security & Commodity Brokers (3.0%)
Mizuho JGB Investment LLC-144A
9.87%, due 06/30/2008 (a) (b)	5,500	5,902
Residential Capital Corp.
6.38%, due 06/30/2010	2,967	2,957
Telecommunications (4.8%)
Nextel Partners, Inc.
8.13%, due 07/01/2011	4,290	4,488
Telecom Italia Capital SA, Series A
4.00%, due 11/15/2008	6,010	5,792
Verizon Global Funding Corp.
6.13%, due 06/15/2007	4,000	4,019
Water Transportation (2.9%)
Carnival PLC
7.30%, due 06/01/2007	5,612	5,678
Royal Caribbean Cruises, Ltd.
7.00%, due 10/15/2007	2,891	2,916
Wholesale Trade Nondurable Goods (0.8%)
Safeway, Inc.
4.13%, due 11/01/2008	2,610	2,521
Total Corporate Debt Securities (cost: $284,760)		282,422

3

SECURITY LENDING COLLATERAL (1.1%)
Debt (1.1%)
Bank Notes (0.0%)
Bank of America
5.31%, due 08/10/2006 *	106	106
Commercial Paper (0.2%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	42	42
Charta LLC-144A
5.38%, due 08/23/2006	42	42
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	42	42
5.41%, due 09/12/2006	42	42
General Electric Capital Corp.
5.26%, due 08/02/2006	106	106
Grampian Funding LLC-144A
5.37%, due 08/21/2006	42	42
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	42	42
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	42	42
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	41	41
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	42	42
5.42%, due 09/19/2006	42	42
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	42	42
Euro Dollar Overnight (0.2%)
Bank of Montreal
5.29%, due 08/03/2006	42	42
Barclays
5.15%, due 08/01/2006	84	84
Fortis Bank
5.29%, due 08/07/2006	84	84
Harris NA
5.29%, due 08/07/2006	84	84
Regions Bank
5.27%, due 08/04/2006	105	105
Svenska Handlesbanken
5.29%, due 08/01/2006	90	90
The Bank of the West
5.25%, due 08/07/2006	42	42
Euro Dollar Terms (0.2%)
Abbey National PLC
5.29%, due 08/11/2006	105	105
Branch Banker &Trust
5.36%, due 08/28/2006	63	63
Calyon
5.30%, due 08/08/2006	42	42
5.37%, due 09/01/2006	84	84
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	42	42
Dexia Group
5.30%, due 08/09/2006	42	42
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	53	53
Toronto Dominion Bank
5.40%, due 09/22/2006	84	84
Wells Fargo
5.40%, due 09/05/2006	105	105

4

Repurchase Agreements (0.5%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $279 on 08/01/2006	279	279
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $627 on 08/01/2006	627	627
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $70 on 08/01/2006	70	70
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $566 on 08/01/2006	566	566
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $25 on 08/01/2006	25	25

Total Security Lending Collateral (cost: $3,391)		3,391

Total Investment Securities (cost: $298,821) #		$296,455

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $3,324.

(a)	The security has a perpetual maturity. The date shown is the next call date.

(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of July 31, 2006.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $1,619, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $298,823. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $345 and $2,713, respectively. Net unrealized depreciation for tax purposes is $2,368.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $23,763 or 8.0% of the net assets of the Fund.

MTN	Medium-Term Note

REIT	Real Estate Investment Trust

5

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (89.6%)
Apparel Products (0.5%)
True Religion Apparel, Inc. ‡ †	175,000	$3,223
Automotive (1.1%)
Gencorp, Inc. ‡ †	355,900	5,235
National R.V. Holdings, Inc. ‡	272,300	1,280
Chemicals & Allied Products (3.0%)
Olin Corp. †	39,900	640
PolyOne Corp. ‡	1,265,500	10,567
Terra Nitrogen Co., L.P. †	280,900	6,202
Commercial Banks (2.2%)
Corus Bankshares, Inc. †	400,000	9,236
Provident Bankshares Corp.	95,500	3,511
Computer & Data Processing Services (1.5%)
Fair Isaac Corp.	265,000	8,952
SoftBrands, Inc. ‡	2,576	4
Computer & Office Equipment (1.4%)
Hypercom Corp. ‡	864,700	8,128
Construction (5.6%)
Chemed Corp.	240,000	8,827
McDermott International, Inc. ‡	520,000	23,681
Electric Services (2.1%)
CMS Energy Corp. ‡	870,000	12,189
Electric, Gas & Sanitary Services (2.8%)
ALLETE, Inc. †	226,666	10,522
Republic Services, Inc.	150,000	6,024
Electronic & Other Electric Equipment (5.7%)
Acuity Brands, Inc.	330,000	14,431
Genlyte Group, Inc. ‡	270,000	18,778
Electronic Components & Accessories (1.0%)
Advanced Energy Industries, Inc. ‡	140,000	1,812
OSI Systems, Inc. ‡ †	240,000	4,318
Food & Kindred Products (0.2%)
TreeHouse Foods, Inc. ‡ †	48,000	1,150
Gas Production & Distribution (0.7%)
KeySpan Corp.	100,000	4,027
Holding & Other Investment Offices (7.3%)
Annaly Mortgage Management, Inc. REIT †	900,000	11,529
Education Realty Trust, Inc. REIT †	372,100	5,816
Host Hotels & Resorts, Inc. REIT	620,000	13,156
Omega Healthcare Investors, Inc. REIT	875,000	11,690
Western Copper Corp. ‡	238,100	278
Industrial Machinery & Equipment (3.2%)
Allis-Chalmers Corp. ‡ †	325,000	5,148
EnPro Industries, Inc. ‡ †	75,400	2,358
Grant Prideco, Inc. ‡	243,000	11,059
Instruments & Related Products (2.9%)
Analogic Corp.	83,900	3,838
Fisher Scientific International ‡	180,000	13,340
Insurance (6.2%)
AMBAC Financial Group, Inc.	140,000	11,635
HCC Insurance Holdings, Inc.	422,500	12,882
PartnerRe, Ltd. †	160,000	9,941
Triad Guaranty, Inc. ‡ †	40,000	1,995
Lumber & Other Building Materials (0.8%)
Drew Industries, Inc. ‡	210,000	4,899
Management Services (1.8%)
FTI Consulting, Inc. ‡ †	400,000	10,500
Medical Instruments & Supplies (1.5%)
Orthofix International NV ‡	225,000	8,865
Metal Mining (1.0%)
Glamis Gold, Ltd. ‡	163,812	6,030
Mining (1.8%)
Consol Energy, Inc.	250,000	10,290

1

Oil & Gas Extraction (19.0%)
Bronco Drilling Co., Inc. ‡	275,825	5,674
Chesapeake Energy Corp. †	292,500	9,623
CNX Gas Corp. ‡	400,000	10,824
Edge Petroleum Corp. ‡	500,000	10,595
GlobalSantaFe Corp.	233,000	12,799
Helix Energy Solutions Group, Inc. ‡ †	275,000	10,722
Patterson-UTI Energy, Inc. †	183,750	5,204
Pioneer Drilling Co. ‡ †	425,000	6,490
Superior Energy Services, Inc. ‡	855,000	29,284
Todco-Class A	255,150	9,724
Pharmaceuticals (0.8%)
ARIAD Pharmaceuticals, Inc. ‡ †	975,500	4,068
NeoPharm, Inc. ‡ †	99,300	452
Primary Metal Industries (2.8%)
Aleris International, Inc. ‡	394,827	16,164
Restaurants (1.1%)
O’Charley’s, Inc. ‡	400,000	6,400
Rubber & Misc. Plastic Products (0.0%)
Jarden Corp. ‡	1,400	41
Savings Institutions (1.1%)
Brookline Bancorp, Inc.	160,000	2,077
Partners Trust Financial Group, Inc. †	400,000	4,224
Telecommunications (2.0%)
Citizens Communications Co.	900,000	11,547
Water Transportation (6.5%)
Aries Maritime Transport, Ltd. †	1,007,000	12,326
DryShips, Inc. †	350,000	3,839
Genco Shipping & Trading, Ltd. †	569,700	11,337
Omega Navigation Enterprises, Inc.-Class A ‡	424,700	6,421
StealthGas, Inc.	321,500	3,987
Wholesale Trade Nondurable Goods (2.0%)
Dean Foods Co. ‡	320,000	12,010
Total Common Stocks (cost: $414,539)		523,818

	Principal	Value
SECURITY LENDING COLLATERAL (19.0%)
Debt (19.0%)
Bank Notes (0.6%)
Bank of America
5.31%, due 08/10/2006 *	3,454	3,454
Commercial Paper (3.1%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	1,381	1,381
Charta LLC-144A
5.38%, due 08/23/2006	1,381	1,381
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	1,381	1,381
5.41%, due 09/12/2006	1,381	1,381
General Electric Capital Corp.
5.26%, due 08/02/2006	3,454	3,454
Grampian Funding LLC-144A
5.37%, due 08/21/2006	1,381	1,381
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	1,382	1,382
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	1,382	1,382
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	1,350	1,350
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	1,382	1,382
5.42%, due 09/19/2006	1,382	1,382

2

Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	1,382	1,382
Euro Dollar Overnight (3.0%)
Bank of Montreal
5.29%, due 08/03/2006	1,382	1,382
Barclays
5.15%, due 08/01/2006	2,763	2,763
Fortis Bank
5.29%, due 08/07/2006	2,763	2,763
Harris NA
5.29%, due 08/07/2006	2,763	2,763
Regions Bank
5.27%, due 08/04/2006	3,454	3,454
Svenska Handlesbanken
5.29%, due 08/01/2006	2,952	2,952
The Bank of the West
5.25%, due 08/07/2006	1,382	1,382
Euro Dollar Terms (3.5%)
Abbey National PLC
5.29%, due 08/11/2006	3,454	3,454
Branch Banker &Trust
5.36%, due 08/28/2006	2,072	2,072
Calyon
5.30%, due 08/08/2006	1,382	1,382
5.37%, due 09/01/2006	2,763	2,763
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	1,382	1,382
Dexia Group
5.30%, due 08/09/2006	1,382	1,382
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	1,727	1,727
Toronto Dominion Bank
5.40%, due 09/22/2006	2,763	2,763
Wells Fargo
5.40%, due 09/05/2006	3,454	3,454
Repurchase Agreements (8.8%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $9,147 on 08/01/2006	9,145	9,145
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $20,574 on 08/01/2006	20,571	20,571
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $2,305 on 08/01/2006	2,305	2,305
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $18,568 on 08/01/2006	18,565	18,565
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $827 on 08/01/2006	827	827

Total Security Lending Collateral (cost: $111,324)		111,324

Total Investment Securities (cost: $525,863) #		$635,142

3

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $105,994.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $53,160, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#

Aggregate cost for Federal income tax purposes is $526,438. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $127,353 and $18,649, respectively. Net unrealized appreciation for tax purposes is $108,704.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $15,165 or 2.6% of the net assets of the Fund.

REIT	Real Estate Investment Trust

4

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS ●

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (3.8%)
U.S. Treasury Bond
8.00%, due 11/15/2021	$65	$84
5.38%, due 02/15/2031	74	77
U.S. Treasury Inflation Indexed Bond
2.00%, due 01/15/2016	270	261
U.S. Treasury Note
4.50%, due 11/15/2010	100	99
4.75%, due 03/31/2011	164	163
3.88%, due 02/15/2013	916	862
4.50%, due 02/15/2016	560	539
5.13%, due 05/15/2016	356	360
Total U.S. Government Obligations (cost: $2,440)		2,445

U.S. GOVERNMENT AGENCY OBLIGATIONS (10.2%)
Fannie Mae
5.50%, due 05/01/2035	634	616
5.00%, due 07/01/2035	654	619
6.50%, due 06/01/2036	686	694
6.50%, due 07/01/2036	485	491
Fannie Mae-Conventional Pool
5.00%, due 05/01/2018	126	123
5.50%, due 07/01/2019	115	114
5.50%, due 07/01/2019	615	609
6.00%, due 04/01/2033	319	318
6.00%, due 10/01/2034	177	176
Freddie Mac
6.50%, due 06/01/2036	320	324
Freddie Mac-Gold Pool
5.00%, due 04/01/2018	231	224
5.50%, due 09/01/2018	73	72
5.50%, due 11/01/2018	143	141
6.00%, due 12/01/2033	382	381
5.50%, due 02/01/2035	530	517
5.50%, due 06/01/2035	560	546
5.00%, due 07/01/2035	245	232
Ginnie Mae-FHA/VA Pool
6.50%, due 10/15/2027	84	85
6.00%, due 06/15/2034	207	208
Total U.S. Government Agency Obligations (cost: $6,669)		6,490

CORPORATE DEBT SECURITIES (11.4%)
Aerospace (0.4%)
Textron Financial Corp.
6.00%, due 11/20/2009	260	264
Agriculture (0.3%)
Dole Food Co., Inc.
8.63%, due 05/01/2009	100	96
Michael Foods, Inc.
8.00%, due 11/15/2013	90	89
Air Transportation (0.3%)
FedEx Corp.
9.65%, due 06/15/2012	150	178
Amusement & Recreation Services (0.3%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	175	172
Beverages (0.1%)
Cia Brasileira de Bebidas
8.75%, due 09/15/2013	85	95
Business Credit Institutions (0.4%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	238	253

1

Business Services (0.2%)
Hertz Corp.-144A
10.50%, due 01/01/2016	100	109
Chemicals & Allied Products (0.5%)
Cytec Industries, Inc.
5.50%, due 10/01/2010	90	88
IMC Global, Inc.
10.88%, due 06/01/2008	75	80
Monsanto Co.
5.50%, due 07/30/2035	100	89
Nalco Co.
7.75%, due 11/15/2011	50	50
Commercial Banks (0.4%)
Bank of America Corp.
7.80%, due 02/15/2010	80	86
Shinsei Finance Cayman, Ltd.-144A
6.42%, due 07/20/2016 (a) (b)	85	82
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	75	74
Communication (0.1%)
Comcast Corp.
7.05%, due 03/15/2033	95	97
Department Stores (0.2%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	100	105
Electric Services (0.6%)
DPL, Inc.
8.25%, due 03/01/2007	112	113
PSEG Funding Trust
5.38%, due 11/16/2007	250	249
Food & Kindred Products (0.5%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	100	90
Bunge Ltd. Finance Corp.
4.38%, due 12/15/2008	270	262
Food Stores (0.1%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	100	99
Gas Production & Distribution (0.2%)
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	92	101
Holding & Other Investment Offices (0.9%)
Hutchison Whampoa International, Ltd.-144A
7.45%, due 11/24/2033	80	87
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	375	367
Plum Creek Timberlands, LP
5.88%, due 11/15/2015	130	126
Hotels & Other Lodging Places (0.2%)
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, due 05/01/2007	100	101
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	55	52
Industrial Machinery & Equipment (0.1%)
Cummins, Inc.
7.13%, due 03/01/2028	45	44
Insurance (0.4%)
Reinsurance Group of America
6.75%, due 12/15/2065 (b)	92	86
St Paul Travelers Cos. (The), Inc., Senior Note
6.75%, due 06/20/2036	140	143

2

Metal Mining (0.3%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	137	173
Mortgage Bankers & Brokers (0.2%)
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 (b)	105	101
Kinder Morgan Finance Co., ULC
6.40%, due 01/05/2036	54	44
Oil & Gas Extraction (0.2%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 (b)	100	106
Paper & Paper Products (0.3%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	171	187
Printing & Publishing (0.6%)
Media General, Inc.
6.95%, due 09/01/2006	320	320
News America Holdings, Inc.
7.75%, due 12/01/2045	65	69
Radio & Television Broadcasting (0.4%)
Chancellor Media Corp.
8.00%, due 11/01/2008	100	104
Univision Communications, Inc.
7.85%, due 07/15/2011	160	161
Real Estate (0.7%)
Colonial Realty, LP
7.00%, due 07/14/2007	244	247
Post Apartment Homes, LP
6.30%, due 06/01/2013	171	172
Security & Commodity Brokers (1.0%)
BNP U.S. Funding LLC-144A
7.74%, due 12/05/2007 (a) (b)	250	256
E*Trade Financial Corp.
8.00%, due 06/15/2011	50	51
Nuveen Investments, Inc.
5.00%, due 09/15/2010	200	194
Residential Capital Corp.
6.38%, due 06/30/2010	172	171
Telecommunications (0.7%)
Nextel Communications, Inc., Series D
7.38%, due 08/01/2015	100	103
SBC Communications, Inc.
4.13%, due 09/15/2009	270	259
Verizon Global Funding Corp.
7.75%, due 12/01/2030	90	98
Water Transportation (0.8%)
Carnival Corp.
3.75%, due 11/15/2007	380	371
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	135	146
Total Corporate Debt Securities (cost: $7,466)		7,260

	Shares	Value
COMMON STOCKS (73.6%)
Amusement & Recreation Services (2.4%)
Disney (Walt) Co. (The)	52,200	1,550
Business Services (0.4%)
Fannie Mae	4,500	216
Chemicals & Allied Products (1.5%)
Colgate-Palmolive Co.	7,000	415
Praxair, Inc.	10,000	548
Commercial Banks (8.1%)
Bank of America Corp.	31,256	1,611
Citigroup, Inc.	32,540	1,572

3

PNC Financial Services Group, Inc.	10,000	708
Wachovia Corp.	16,700	896
Wells Fargo & Co.	5,000	362
Computer & Data Processing Services (5.7%)
Microsoft Corp.	150,000	3,605
Electric Services (0.4%)
Dominion Resources, Inc.	3,000	235
Electronic & Other Electric Equipment (1.8%)
General Electric Co.	35,500	1,161
Food & Kindred Products (4.9%)
Altria Group, Inc.	30,400	2,431
HJ Heinz Co.	10,000	420
Sara Lee Corp.	16,000	270
Gas Production & Distribution (2.5%)
KeySpan Corp.	40,000	1,611
Holding & Other Investment Offices (2.7%)
Plum Creek Timber Co., Inc.	23,000	783
Rayonier, Inc.	24,000	955
Insurance (1.3%)
American International Group, Inc.	13,000	789
Life Insurance (0.6%)
Genworth Financial, Inc.-Class A	10,000	343
Lumber & Wood Products (0.5%)
Louisiana-Pacific Corp.	17,000	340
Motion Pictures (4.8%)
Time Warner, Inc.	183,000	3,020
Oil & Gas Extraction (2.2%)
Anadarko Petroleum Corp.	14,000	640
Chesapeake Energy Corp.	7,500	247
EOG Resources, Inc.	7,000	519
Paper & Allied Products (0.5%)
Kimberly-Clark Corp.	5,000	305
Petroleum Refining (7.4%)
BP PLC, ADR	25,050	1,817
Exxon Mobil Corp.	14,000	948
Marathon Oil Corp.	13,750	1,246
Murphy Oil Corp.	14,000	720
Pharmaceuticals (9.4%)
Bristol-Myers Squibb Co.	85,000	2,037
Merck & Co., Inc.	79,500	3,201
Schering-Plough Corp.	35,000	715
Railroads (1.3%)
Union Pacific Corp.	10,000	850
Savings Institutions (3.5%)
Washington Mutual, Inc.	49,890	2,230
Security & Commodity Brokers (7.1%)
AllianceBernstein Holding, LP	45,000	2,925
Jefferies Group, Inc.	19,000	494
Raymond James Financial, Inc.	21,450	623
T. Rowe Price Group, Inc.	11,600	479
Telecommunications (2.8%)
Embarq Corp. ‡	4,080	185
Sprint Nextel Corp.	81,600	1,616
Tobacco Products (1.8%)
Loews Corp.- Carolina Group	20,000	1,148
Total Common Stocks (cost: $37,789)		46,786

Total Investment Securities (cost: $54,364) #		$62,981

	Contracts ◆	Value
WRITTEN OPTIONS (-0.9%)
Covered Call Options (-0.4%)
AllianceBernstein Holding, LP	125	(3)
Call Strike $75.00
Expires 10/21/2006
EOG Resources, Inc.	30	(12)

4

Call Strike $80.00
Expires 10/21/2006
HJ Heinz Co.	100	(38)
Call Strike $40.00
Expires 01/20/2007
Louisiana-Pacific Corp.	90	— ☐
Call Strike $30.00
Expires 08/19/2006
Louisiana-Pacific Corp.	80	(8)
Call Strike $22.50
Expires 01/20/2007
Merck & Co., Inc.	305	(107)
Call Strike $37.50
Expires 10/21/2006
PNC Financial Services Group, Inc.	40	— ☐
Call Strike $75.00
Expires 08/19/2006
PNC Financial Services Group, Inc.	40	(3)
Call Strike $80.00
Expires 01/20/2007
Praxair, Inc.	70	(4)
Call Strike $60.00
Expires 10/21/2006
Praxair, Inc.	30	(4)
Call Strike $60.00
Expires 01/20/2007
Schering-Plough Corp.	350	(24)
Call Strike $20.00
Expires 08/19/2006
Sprint Nextel Corp.	410	(6)
Call Strike $27.50
Expires 11/18/2006
Sprint Nextel Corp.	400	(30)
Call Strike $22.50
Expires 02/17/2007
Union Pacific Corp.	50	— ☐
Call Strike $95.00
Expires 08/19/2006
Put Options (-0.5%)
American International Group, Inc.	190	(53)
Put Strike $55.00
Expires 01/19/2008
Bristol-Myers Squibb Co.	210	(17)
Put Strike $22.50
Expires 12/16/2006
Chesapeake Energy Corp.	75	(2)
Put Strike $27.50
Expires 10/21/2006
Cia Vale Do Rio Doce	240	(18)
Put Strike $20.00
Expires 12/16/2006
Cia Vale Do Rio Doce	340	(11)
Put Strike $17.50
Expires 01/20/2007
Cisco Systems, Inc.	350	(32)
Put Strike $15.00
Expires 01/19/2008
Colgate-Palmolive Co.	70	(5)
Put Strike $55.00
Expires 11/18/2006
Colgate-Palmolive Co.	70	(3)
Put Strike $50.00
Expires 01/20/2007
Dominion Resources, Inc.	60	(5)
Put Strike $70.00

5

Expires 01/20/2007
Duke Energy Corp.	35	(1)
Put Strike $25.00
Expires 01/20/2007
Duke Energy Corp.	20	(1)
Put Strike $27.50
Expires 01/20/2007
Fannie Mae	170	(33)
Put Strike $45.00
Expires 01/20/2007
Fording Canadian Coal	150	(47)
Put Strike $30.00
Expires 12/16/2006
General Electric Co.	100	(12)
Put Strike $32.50
Expires 01/20/2007
Kimberly-Clark Corp.	100	(3)
Put Strike $55.00
Expires 10/21/2006
Kimberly-Clark Corp.	50	(4)
Put Strike $55.00
Expires 01/20/2007
McDermott	130	(23)
Put Strike $36.63
Expires 11/18/2006
Morgan Stanley	186	(2)
Put Strike $50.00
Expires 10/21/2006
Pfizer, Inc.	313	(23)
Put Strike $20.00
Expires 01/19/2008
Phelps Dodge Corp.	80	(11)
Put Strike $70.00
Expires 10/21/2006
Schering-Plough Corp.	500	(4)
Put Strike $15.00
Expires 01/20/2007
Valero Energy Corp.	55	(15)
Put Strike $60.00
Expires 12/16/2006
Valero Energy Corp.	55	(10)
Put Strike $55.00
Expires 01/20/2007
Washington Mutual, Inc.	180	(14)
Put Strike $40.00
Expires 01/20/2007
Total Written Options (premiums: $645)		(588)

NOTES TO SCHEDULE OF INVESTMENTS:

●	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed short index option contracts written by the Fund.

(a)	The security has a perpetual maturity. The date shown is the next call date.

(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of July 31, 2006.

‡	Non-income producing.

◆	Contract amounts are not in thousands.

6

☐	Value is less than $1.

#

Aggregate cost for Federal income tax purposes is $54,606. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10,059 and $1,684, respectively. Net unrealized appreciation for tax purposes is $8,375.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $635 or 1.0% of the net assets of the Fund.

ADR	American Depositary Receipt
FHA	Federal Housing Administration
REIT	Real Estate Investment Trust
VA	Veterans Affairs

7

TA IDEX UBS Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.9%)
Aerospace (2.7%)
Lockheed Martin Corp.	35,000	$2,789
Northrop Grumman Corp.	38,200	2,528
Air Transportation (1.6%)
FedEx Corp.	31,100	3,256
Automotive (0.8%)
Harley-Davidson, Inc. †	28,200	1,607
Beverages (1.2%)
Anheuser-Busch Cos., Inc.	50,600	2,436
Business Credit Institutions (1.7%)
Freddie Mac	60,700	3,512
Business Services (2.7%)
Cendant Corp.	99,200	1,489
Omnicom Group, Inc.	44,500	3,939
Commercial Banks (23.1%)
Bank of America Corp.	69,400	3,576
Citigroup, Inc.	180,300	8,710
Fifth Third Bancorp	126,800	4,836
JP Morgan Chase & Co.	189,600	8,649
Mellon Financial Corp.	125,900	4,406
Northern Trust Corp.	45,200	2,581
PNC Financial Services Group, Inc.	56,700	4,017
Wells Fargo & Co.	131,200	9,491
Communication (1.4%)
DIRECTV Group (The), Inc. † ‡	166,900	2,846
Computer & Data Processing Services (3.5%)
Microsoft Corp.	169,500	4,073
Symantec Corp. ‡	170,700	2,965
Electric Services (4.7%)
American Electric Power Co., Inc.	94,000	3,395
Northeast Utilities	96,200	2,155
Pepco Holdings, Inc.	74,800	1,833
Sempra Energy	40,300	1,945
Electric, Gas & Sanitary Services (3.3%)
Exelon Corp.	85,400	4,945
NiSource, Inc.	72,400	1,647
Food Stores (1.4%)
Kroger Co. †	126,600	2,903
Furniture & Fixtures (3.9%)
Johnson Controls, Inc.	58,100	4,460
Masco Corp.	124,500	3,328
Health Services (0.5%)
Caremark Rx, Inc.	17,400	919
Industrial Machinery & Equipment (2.3%)
Baker Hughes, Inc.	5,200	416
Illinois Tool Works, Inc.	89,800	4,106
Insurance (6.0%)
Allstate Corp. (The)	50,600	2,875
American International Group, Inc.	91,000	5,521
UnitedHealth Group, Inc.	77,700	3,716
Insurance Agents, Brokers & Service (1.7%)
Hartford Financial Services Group, Inc. (The)	39,100	3,317
Management Services (1.1%)
Accenture, Ltd.-Class A	75,700	2,215
Motion Pictures (1.1%)
News Corp., Inc.-Class A	114,900	2,211
Motor Vehicles, Parts & Supplies (0.9%)
BorgWarner, Inc.	30,500	1,830
Oil & Gas Extraction (2.6%)
ENSCO International, Inc.	36,000	1,664
GlobalSantaFe Corp.	42,700	2,345
Halliburton Co.	35,300	1,178

1

Petroleum Refining (8.1%)
Exxon Mobil Corp.	114,500	7,756
Marathon Oil Corp.	93,200	8,448
Pharmaceuticals (7.9%)
Bristol-Myers Squibb Co. †	120,800	2,896
Cephalon, Inc. † ‡	22,400	1,473
Johnson & Johnson	43,300	2,708
Medco Health Solutions, Inc. ‡	48,100	2,854
Wyeth	123,400	5,981
Radio & Television Broadcasting (0.3%)
Univision Communications, Inc.-Class A † ‡	20,600	688
Railroads (1.9%)
Burlington Northern Santa Fe Corp.	54,400	3,749
Retail Trade (1.8%)
Costco Wholesale Corp.	67,500	3,561
Security & Commodity Brokers (4.9%)
Morgan Stanley †	147,800	9,829
Telecommunications (4.6%)
AT&T, Inc. †	137,300	4,118
Embarq Corp. ‡	11,603	525
Sprint Nextel Corp.	232,063	4,595
Transportation & Public Utilities (0.2%)
Expedia, Inc. ‡	31,050	416
Total Common Stocks (cost: $173,703)		196,227

	Principal	Value
SECURITY LENDING COLLATERAL (11.6%)
Debt (11.6%)
Bank Notes (0.4%)
Bank of America
5.31%, due 08/10/2006 *	718	718
Commercial Paper (1.9%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	287	287
Charta LLC-144A
5.38%, due 08/23/2006	287	287
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	287	287
5.41%, due 09/12/2006	287	287
General Electric Capital Corp.
5.26%, due 08/02/2006	718	718
Grampian Funding LLC-144A
5.37%, due 08/21/2006	287	287
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	287	287
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	287	287
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	281	281
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	287	287
5.42%, due 09/19/2006	287	287
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	287	287
Euro Dollar Overnight (1.8%)
Bank of Montreal
5.29%, due 08/03/2006	287	287
Barclays
5.15%, due 08/01/2006	574	574
Fortis Bank
5.29%, due 08/07/2006	574	574
Harris NA
5.29%, due 08/07/2006	574	574

2

Regions Bank
5.27%, due 08/04/2006	718	718
Svenska Handlesbanken
5.29%, due 08/01/2006	614	614
The Bank of the West
5.25%, due 08/07/2006	287	287
Euro Dollar Terms (2.1%)
Abbey National PLC
5.29%, due 08/11/2006	718	718
Branch Banker &Trust
5.36%, due 08/28/2006	431	431
Calyon
5.30%, due 08/08/2006	287	287
5.37%, due 09/01/2006	574	574
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	287	287
Dexia Group
5.30%, due 08/09/2006	287	287
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	359	359
Toronto Dominion Bank
5.40%, due 09/22/2006	574	574
Wells Fargo
5.40%, due 09/05/2006	718	718
Repurchase Agreements (5.4%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $1,901 on 08/01/2006	1,901	1,901
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $4,276 on 08/01/2006	4,275	4,275
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $479 on 08/01/2006	479	479
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $3,859 on 08/01/2006	3,858	3,859
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $172 on 08/01/2006	172	172

Total Security Lending Collateral (cost: $23,136)		23,136

Total Investment Securities (cost: $196,839) #		$219,363

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2006, all or a portion of this security is on loan. The value at July 31, 2006, of all securities on loan is $22,489.

‡	Non-income producing.

*	Floating or variable rate note. Rate is listed as of July 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $11,048, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

3

#

Aggregate cost for Federal income tax purposes is $196,844. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $25,738 and $3,219, respectively. Net unrealized appreciation for tax purposes is $22,519.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $3,151 or 1.6% of the net assets of the Fund.

4

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

		Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (81.9%)
Argentina (3.3%)
Argentine Republic
5.83%, due 12/31/2033		$26,690		$10,745
8.28%, due 12/31/2033		112		105
0.00%, due 12/15/2035 *		64,668		1,701
1.33%, due 12/31/2038 (a)		—	☐	—	☐
0.00%, due 04/10/2049 * ø		2,310		947
Brazil (11.2%)
Republic of Brazil
14.50%, due 10/15/2009		9,800		12,260
10.50%, due 07/14/2014		2,580		3,182
8.00%, due 01/15/2018		7,011		7,593
8.88%, due 10/14/2019		14,873		17,253
8.88%, due 04/15/2024		1,210		1,406
Republic of Brazil Credit Linked Note (Citigroup Funding Inc.) - 144A
6.00%, due 05/18/2009 (b)		4,448		4,312
Bulgaria (1.0%)
Republic of Bulgaria
8.25%, due 01/15/2015		3,750		4,308
Colombia (2.5%)
Republic of Colombia
9.75%, due 04/09/2011		1,394		1,518
8.25%, due 12/22/2014		2,200		2,382
11.75%, due 02/25/2020		2,650		3,631
8.13%, due 05/21/2024		2,500		2,700
Ecuador (1.3%)
Republic of Ecuador
9.38%, due 12/15/2015		1,590		1,657
9.00%, due 08/15/2030 (c)		3,760		3,798
Ivory Coast (0.2%)
Republic of Ivory Coast
2.50%, due 03/30/2018 ø		3,495		900
Malaysia (1.2%)
Malaysia Government
8.75%, due 06/01/2009		3,700		3,992
7.50%, due 07/15/2011		880		947
Mexico (15.5%)
United Mexican States
8.38%, due 01/14/2011		19,050		21,069
8.00%, due 12/17/2015	MXN	96,480		8,575
8.13%, due 12/30/2019		5,110		5,958
10.00%, due 12/05/2024	MXN	253,630		25,791
11.50%, due 05/15/2026		1,440		2,203
United Mexican States Warrants,
Expires 9/1/2006		2		131
Nigeria (2.3%)
Republic of Nigeria
6.25%, due 11/15/2020		6,500		6,451
Republic of Nigeria Credit Linked Note (Citigroup Funding Inc.) - 144A
15.00%, due 01/30/2009 (d)		2,590		2,887
Panama (2.3%)
Republic of Panama
9.63%, due 02/08/2011		1,476		1,661
7.25%, due 03/15/2015		1,220		1,261
7.13%, due 01/29/2026		3,720		3,724
9.38%, due 04/01/2029		2,300		2,829
Peru (2.6%)
Republic of Peru
9.88%, due 02/06/2015		2,180		2,611
8.38%, due 05/03/2016		2,200		2,420
8.75%, due 11/21/2033		4,940		5,706

1

Philippine Islands (11.8%)
Republic of the Philippines
9.00%, due 02/15/2013		3,930	4,352
8.88%, due 03/17/2015		17,770	19,836
10.63%, due 03/16/2025		3,450	4,420
9.50%, due 02/02/2030		17,057	20,170
Qatar (0.4%)
State of Qatar
9.75%, due 06/15/2030		1,220	1,726
Russia (11.8%)
Russian Federation
8.25%, due 03/31/2010		4,058	4,231
11.00%, due 07/24/2018		7,350	10,325
12.75%, due 06/24/2028		9,970	17,302
5.00%, due 03/31/2030 (e)		15,611	16,989
South Africa (0.7%)
Republic of South Africa
13.50%, due 09/15/2015	ZAR	15,655	2,940
Turkey (7.1%)
Republic of Turkey
11.50%, due 01/23/2012		4,190	4,997
11.00%, due 01/14/2013		5,630	6,657
Republic of Turkey Credit Linked Note (Citigroup Funding Inc.)
Zero Coupon, due 06/28/2007 (f)		5,000	4,397
Republic of Turkey Credit Linked Note (Citigroup Funding Inc.) - 144A
Zero Coupon, due 06/28/2007 (f)		2,400	2,145
Zero Coupon, due 06/28/2007 (f)		2,500	2,662
Republic of Turkey Credit Linked Note (JPMorgan Chase Bank) - 144A
Zero Coupon, due 06/27/2007 (f)		5,113	3,859
Zero Coupon, due 06/27/2007 (f)		4,830	4,361
Venezuela (6.7%)
Republic of Venezuela
10.75%, due 09/19/2013		14,180	17,200
8.50%, due 10/08/2014		2,100	2,300
5.75%, due 02/26/2016		1,640	1,501
9.38%, due 01/13/2034		5,382	6,647
Total Foreign Government Obligations (cost: $334,290)			337,631
CORPORATE DEBT SECURITIES (15.3%)
Cayman Islands (0.3%)
Banco Abn Amro Real S.A.-144A
15.86%, due 12/13/2007	BRL	2,200	1,022
Chile (1.3%)
Empresa Nacional de Petroleo
6.75%, due 11/15/2012		4,300	4,480
Empresa Nacional de Petroleo-144A
6.75%, due 11/15/2012		1,000	1,043
Germany (1.5%)
Aries Vermoegensverwaltungs
9.60%, due 10/25/2014		5,000	6,298
Luxembourg (2.3%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034		4,230	5,092
RSHB Capital SA for OJSC Russian Agricultural Bank,-144A
7.18%, due 05/16/2013		4,130	4,186
Mexico (0.8%)
Petroleos Mexicanos, Guaranteed Note
8.63%, due 12/01/2023		1,750	2,021
9.50%, due 09/15/2027		1,000	1,266

2

Netherlands (3.3%)
Pindo Deli Finance Mauritius
6.00%, due 04/28/2015 *	831	615
6.00%, due 04/28/2018 *	1,500	825
0.00%, due 04/28/2025 *	1,500	285
Pindo Deli Finance Mauritius-144A
6.00%, due 04/28/2015 *	309	228
6.00%, due 04/28/2018 *	1,800	990
5.32%, due 04/28/2025 *	9,415	1,789
Tjiwi Kimia Finance Mauritius, Ltd.
6.00%, due 04/28/2015 *	4,940	3,754
6.00%, due 04/28/2018 *	1,000	580
0.00%, due 04/28/2027 *	1,500	285
Tjiwi Kimia Finance Mauritius, Ltd.-144A
6.00%, due 04/28/2015 *	1,209	918
6.00%, due 04/28/2018 *	5,296	3,072
0.00%, due 04/28/2027 *	1,045	199
Trinidad (0.8%)
National Gas Co., of Trinidad and Tobago, Ltd., Senior Note
6.05%, due 01/15/2036	1,000	926
National Gas Co., of Trinidad and Tobago, Ltd.-144A
6.05%, due 01/15/2036	2,656	2,426
Tunisia (0.4%)
Banque Centrale de Tunisie
7.38%, due 04/25/2012	1,600	1,688
United States (4.6%)
Pemex Project Funding Master Trust
6.63%, due 06/15/2010 *	3,950	4,050
9.13%, due 10/13/2010	4,500	4,990
9.50%, due 09/15/2027	6,720	8,507
Pemex Project Funding Master Trust-144A
6.63%, due 06/15/2010 *	1,500	1,534
Total Corporate Debt Securities (cost: $65,203)		63,069

	Contracts ◆	Value
PURCHASED OPTIONS (0.0%)
Put Options (0.0%)
Brazil Real	3,957,200	32
Put Strike $2.29
Expires 09/21/2006
Total Purchased Options (cost: $133)		32
Total Investment Securities (cost: $399,626)#		$400,732

	Contracts ◆	Value
WRITTEN OPTIONS (0.0%)
Put Options (0.0%)
Brazil Real	(14,509,740)	(12)
Put Strike $2.52
Expires 09/21/2006
Total Written Options (premiums: $132)		(12)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of July 31, 2006.
(a)	Argentine Republic has a coupon rate of 1.33% until 03/31/2009, a coupon rate of 2.50% until 03/31/2019, a coupon rate of 3.75% until 03/31/2029, and thereafter the coupon rate will be 5.25%.
(b)	Redemption linked to Federative Republic of Brazil NTN-B Bonds due 5/15/2009.
(c)	Republic of Ecuador has a coupon rate of 9.00% until 08/15/2006, thereafter the coupon rate will become 10.00%.

3

(d)	Redemption linked to Republic of Nigeria Treasury Bonds due 1/27/2009.
(e)	Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.
(f)	Redemption linked to Republic of Turkey government bonds due 6/27/2027.
◆	Contract amounts are not in thousands.
☐	Value is less than $1.
ø	Security is currently in default on interest payments.
#

Aggregate cost for Federal income tax purposes is $400,378. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $7,828 and $7,474, respectively. Net unrealized appreciation for tax purposes is $354.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities aggregated $37,633 or 9.1% of the net assets of the Fund.

BRL	Brazilian Real
MXN	Mexican Peso
ZAR	South Africa

4

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts are in thousands)

(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)
2 Year U.S. Treasury Note d	(610)	10/04/2006	$(124,116)	$(39)
			$(124,116)	$(39)

d            At July 31, 2006, the Fund has cash in the amount of $160, segregated with the custodian to cover margin requirements for open futures contracts.

1

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS

July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Sovereign Government	81.9%	$337,631
Oil & Gas Extraction	8.6%	35,409
Paper & Allied Products	3.3%	13,540
Mortgage Bankers & Brokers	1.7%	7,224
Commercial Banks	1.7%	6,896
Put Options	0.0%	32
Investment Securities, at value	97.2%	400,732
Total Investment Securities	97.2%	$400,732

1

TA IDEX Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.1%)
Amusement & Recreation Services (1.4%)
Station Casinos, Inc.	17,451	$957
Apparel & Accessory Stores (1.9%)
Abercrombie & Fitch Co.-Class A	25,250	1,337
Business Services (12.2%)
Akamai Technologies, Inc. ‡	47,486	1,882
ChoicePoint, Inc. ‡	31,086	1,062
Iron Mountain, Inc. ‡	48,735	1,998
Lamar Advertising Co. ‡	19,535	958
Monster Worldwide, Inc. ‡	51,334	2,053
NetEase.com, ADR ‡ †	31,180	539
Communication (2.6%)
Crown Castle International Corp. ‡	50,890	1,793
Computer & Data Processing Services (3.0%)
Activision, Inc. ‡	119,875	1,433
Red Hat, Inc. ‡ †	28,513	675
Construction (0.7%)
MDC Holdings, Inc. †	11,900	519
Educational Services (3.4%)
Apollo Group, Inc.-Class A ‡	27,850	1,318
ITT Educational Services, Inc. ‡	16,094	1,085
Electric, Gas & Sanitary Services (2.6%)
Stericycle, Inc. ‡	26,610	1,788
Electronic Components & Accessories (1.2%)
Tessera Technologies, Inc. ‡ †	26,565	836
Entertainment (1.7%)
International Game Technology	30,590	1,183
Gas Production & Distribution (3.2%)
Questar Corp.	9,605	851
Southwestern Energy Co. ‡	41,210	1,418
Holding & Other Investment Offices (2.3%)
Brookfield Asset Management, Inc.	38,048	1,580
Hotels & Other Lodging Places (4.8%)
Choice Hotels International, Inc.	24,239	1,033
Intercontinental Hotels Group PLC, ADR	81,692	1,327
Wynn Resorts, Ltd. ‡ †	15,100	967
Industrial Machinery & Equipment (1.6%)
Pentair, Inc.	38,810	1,115
Insurance (1.5%)
Leucadia National Corp.	39,038	1,075
Insurance Agents, Brokers & Service (1.0%)
Brown & Brown, Inc.	23,365	733
Leather & Leather Products (2.5%)
Coach, Inc. ‡	62,012	1,780
Management Services (4.1%)
Corporate Executive Board Co.	30,450	2,862
Medical Instruments & Supplies (0.9%)
Techne Corp. ‡	13,125	652
Mining (1.1%)
Florida Rock Industries, Inc. †	19,400	738
Oil & Gas Extraction (6.0%)
Ultra Petroleum Corp. ‡	71,385	4,180
Paper & Allied Products (0.9%)
MeadWestvaco Corp.	25,430	664
Personal Services (1.0%)
Weight Watchers International, Inc.	17,474	699
Pharmaceuticals (3.1%)
Dade Behring Holdings, Inc.	53,331	2,172
Radio & Television Broadcasting (2.0%)
Grupo Televisa SA, Sponsored ADR	73,851	1,368
Real Estate (4.0%)
CB Richard Ellis Group, Inc.-Class A ‡	42,270	995
Desarrolladora Homex SA de CV, ADR ‡ †	29,540	1,093
St. Joe Co. (The) †	15,481	695
Research & Testing Services (2.0%)
Gen-Probe, Inc. ‡	27,299	1,418
Residential Building Construction (1.0%)
NVR, Inc. ‡	1,432	709

1

Restaurants (2.9%)
Cheesecake Factory (The) ‡	27,751	634
Wendy’s International, Inc.	22,575	1,358
Retail Trade (2.1%)
Amazon.com, Inc. ‡ †	53,700	1,444
Security & Commodity Brokers (4.4%)
Calamos Asset Management, Inc.-Class A	49,440	1,335
Chicago Mercantile Exchange †	2,560	1,181
Janus Capital Group, Inc.	33,200	538
Telecommunications (3.2%)
NII Holdings, Inc.-Class B ‡	42,570	2,247
Tobacco Products (2.9%)
Loews Corp.- Carolina Group	34,871	2,001
Transportation & Public Utilities (6.9%)
CH Robinson Worldwide, Inc.	42,500	1,946
Expedia, Inc. ‡ †	48,590	651
Expeditors International of Washington, Inc.	48,830	2,220
Total Common Stocks (cost: $70,404)		67,095

	Principal	Value
SECURITY LENDING COLLATERAL (12.7%)
Debt (12.7%)
Bank Notes (0.4%)
Bank of America
5.31%, due 08/10/2006 *	276	276
Commercial Paper (2.1%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	111	111
Charta LLC-144A
5.38%, due 08/23/2006	111	111
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	111	111
5.41%, due 09/12/2006	111	111
General Electric Capital Corp.
5.26%, due 08/02/2006	276	276
Grampian Funding LLC-144A
5.37%, due 08/21/2006	111	111
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	111	111
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	111	111
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	108	108
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	111	111
5.42%, due 09/19/2006	110	110
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	110	110
Euro Dollar Overnight (2.0%)
Bank of Montreal
5.29%, due 08/03/2006	110	110
Barclays
5.15%, due 08/01/2006	221	221
Fortis Bank
5.29%, due 08/07/2006	221	221
Harris NA
5.29%, due 08/07/2006	221	221
Regions Bank
5.27%, due 08/04/2006	276	276
Svenska Handlesbanken
5.29%, due 08/01/2006	236	236
The Bank of the West
5.25%, due 08/07/2006	110	110
Euro Dollar Terms (2.3%)
Abbey National PLC
5.29%, due 08/11/2006	276	276

2

Branch Banker &Trust
5.36%, due 08/28/2006	166	166
Calyon
5.30%, due 08/08/2006	110	110
5.37%, due 09/01/2006	221	221
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	110	110
Dexia Group
5.30%, due 08/09/2006	110	110
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	138	138
Toronto Dominion Bank
5.40%, due 09/22/2006	221	221
Wells Fargo
5.40%, due 09/05/2006	276	276
Repurchase Agreements (5.9%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $731 on 08/01/2006	731	731
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $1,645 on 08/01/2006	1,645	1,645
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $184 on 08/01/2006	184	184
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $1,485 on 08/01/2006	1,485	1,485
Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $66 on 08/01/2006	66	66

Total Security Lending Collateral (cost: $8,902)		8,902

Total Investment Securities (cost: $79,306) #		$75,997

NOTES TO SCHEDULE OF INVESTMENTS:

‡                  Non-income producing.

†                  At July 31, 2006, all or a portion of this security is on loan.  The value at July 31, 2006, of all securities on loan is $8,623.

*                 Floating or variable rate note. Rate is listed as of July 31, 2006.

††            Cash collateral for the Repurchase Agreements, valued at $4,251, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#                 Aggregate cost for Federal income tax purposes is $79,330.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,445 and $5,778, respectively.  Net unrealized depreciation for tax purposes is $3,333.

DEFINITIONS:

144A                                            144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2006, these securities aggregated  $1,216 or 1.7% of the net assets of the Fund.

ADR                                             American Depositary Receipt

3

TA IDEX Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS

At July 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.5%)
Amusement & Recreation Services (2.5%)
Gaylord Entertainment Co. ‡	102,262	$3,908
WMS Industries, Inc. ‡	111,692	2,963
Apparel & Accessory Stores (3.5%)
Carter’s, Inc. ‡	90,592	1,976
Citi Trends, Inc. ‡ †	99,064	2,939
J Crew Group, Inc. ‡ †	173,777	4,633
Automotive Dealers (1.1%)
Copart, Inc. ‡	115,840	3,086
Business Services (4.1%)
ACCO Brands Corp. ‡ †	118,379	2,324
Ctrip.com International, Ltd., ADR †	65,334	3,307
Focus Media Holding Ltd., ADR ‡	47,984	3,004
Macquarie Infrastructure Co. Trust	98,602	2,529
Communication (2.5%)
SBA Communications Corp. ‡	286,637	6,845
Computer & Data Processing Services (10.6%)
Bankrate, Inc. ‡ †	61,806	1,860
Blackboard, Inc. ‡	107,897	3,057
CNET Networks, Inc. ‡	340,708	2,876
Convera Corp. ‡ †	134,012	840
CoStar Group, Inc. ‡ †	132,078	5,728
IHS, Inc.-Class A ‡	226,710	7,189
SkillSoft PLC, ADR ‡	803,260	4,651
Websense, Inc. ‡	153,696	2,882
Computer & Office Equipment (1.1%)
3Com Corp. ‡	620,721	2,942
Educational Services (5.2%)
Ambassadors Group, Inc.	191,846	5,372
Strayer Education, Inc.	81,736	8,856
Electric, Gas & Sanitary Services (2.6%)
Stericycle, Inc. ‡	105,791	7,107
Electronic & Other Electric Equipment (0.5%)
Spectrum Brands, Inc. ‡ †	201,696	1,365
Electronic Components & Accessories (1.9%)
Tessera Technologies, Inc. ‡	164,194	5,167
Engineering & Management Services (2.0%)
Grupo Aeroportuario del Pacifico SA de CV, ADR †	179,056	5,359
Fabricated Metal Products (0.8%)
Mueller Water Products, Inc.-Class A ‡ †	143,320	2,272
Food & Kindred Products (1.2%)
Peet’s Coffee & Tea, Inc. ‡	119,192	3,381
Food Stores (0.9%)
Pantry, Inc. (The) ‡	51,237	2,525
Furniture & Fixtures (1.9%)
Select Comfort Corp. ‡ †	253,611	5,110
Holding & Other Investment Offices (0.7%)
Gmarket, Inc., ADR ‡ †	127,782	1,857
Hotels & Other Lodging Places (1.0%)
Vail Resorts, Inc. ‡	80,034	2,767
Industrial Machinery & Equipment (0.7%)
Middleby Corp. ‡	25,075	1,961
Lumber & Other Building Materials (1.0%)
Beacon Roofing Supply, Inc. ‡ †	158,185	2,893
Lumber & Wood Products (0.8%)
Deltic Timber Corp.	43,285	2,137
Medical Instruments & Supplies (3.2%)
Hologic, Inc. ‡	45,002	2,021
Techne Corp. ‡	135,669	6,741
Oil & Gas Extraction (3.7%)
Gasco Energy, Inc. ‡ †	536,591	2,238
GMX Resources, Inc. ‡ †	68,587	2,342
Quicksilver Resources, Inc. ‡ †	67,639	2,392

1

Range Resources Corp.	108,474	3,049
Personal Services (2.0%)
Coinstar, Inc. ‡	90,727	2,213
Steiner Leisure, Ltd. ‡	79,612	3,199
Pharmaceuticals (6.1%)
Adams Respiratory Therapeutics, Inc. ‡	71,298	3,188
Flamel Technologies, ADR ‡ †	67,922	1,243
Idexx Laboratories, Inc. ‡	39,580	3,503
Medicis Pharmaceutical Corp.-Class A	179,247	4,940
Noven Pharmaceuticals, Inc. ‡	97,504	1,927
Visicu, Inc. ‡ †	155,637	2,026
Primary Metal Industries (1.5%)
Texas Industries, Inc.	81,058	4,003
Printing & Publishing (0.8%)
VistaPrint, Ltd. ‡	100,487	2,223
Real Estate (4.0%)
Consolidated-Tomoka Land Co.	3,932	237
Desarrolladora Homex SA de CV, ADR ‡	190,581	7,052
HouseValues, Inc. ‡ †	184,346	981
Jones Lang Lasalle, Inc.	33,970	2,775
Research & Testing Services (4.5%)
Advisory Board Co. (The) ‡	173,141	8,022
Gen-Probe, Inc. ‡	85,353	4,434
Residential Building Construction (1.5%)
Brookfield Homes Corp. †	79,612	1,942
Meritage Homes Corp. ‡ †	57,292	2,221
Restaurants (6.6%)
AFC Enterprises ‡ †	272,714	3,507
BJ’s Restaurants, Inc. ‡	178,457	3,414
Chipotle Mexican Grill, Inc.-Class A ‡ †	79,852	4,192
Krispy Kreme Doughnuts, Inc. ‡ †	167,659	1,420
PF Chang’s China Bistro, Inc. ‡ †	184,839	5,588
Retail Trade (4.9%)
Blue Nile, Inc. ‡ †	183,300	4,828
Build-A-Bear Workshop, Inc. ‡ †	154,254	3,252
CKX, Inc. ‡	196,274	2,304
Marvel Entertainment, Inc. ‡ †	164,827	2,914
Security & Commodity Brokers (3.1%)
Greenhill & Co., Inc. †	145,377	8,426
Telecommunications (3.6%)
Equinix, Inc. ‡ †	127,064	6,656
First Avenue Networks, Inc. ‡ †	149,412	1,203
IDT Corp.-Class B ‡	155,446	2,080
Trucking & Warehousing (2.3%)
Landstar System, Inc.	150,347	6,418
Wholesale Trade Durable Goods (1.8%)
Pool Corp.	123,957	4,826
Wholesale Trade Nondurable Goods (1.3%)
Tractor Supply Co. ‡	75,915	3,472
Total Common Stocks (cost: $280,698)		267,080

	Principal	Value
SECURITY LENDING COLLATERAL (28.9%)
Debt (28.9%)
Bank Notes (0.9%)
Bank of America
5.31%, due 08/10/2006 *	2,453	2,453
Commercial Paper (4.8%)
Barton Capital LLC-144A
5.28%, due 08/04/2006	981	981
Charta LLC-144A
5.38%, due 08/23/2006	981	981
Falcon Asset Securitization Corp.-144A
5.29%, due 08/01/2006	981	981

2

5.41%, due 09/12/2006	981	981
General Electric Capital Corp.
5.26%, due 08/02/2006	2,454	2,454
Grampian Funding LLC-144A
5.37%, due 08/21/2006	981	981
Greyhawk Funding LLC-144A
5.39%, due 08/21/2006	981	981
Paradigm Funding LLC-144A
5.34%, due 08/15/2006	981	981
Preferred Receivables Corp.-144A
5.36%, due 08/21/2006	959	959
Ranger Funding Co. LLC-144A
5.40%, due 08/25/2006	981	981
5.42%, due 09/19/2006	982	982
Three Pillars Funding LLC-144A
5.41%, due 08/29/2006	982	982
Euro Dollar Overnight (4.5%)
Bank of Montreal
5.29%, due 08/03/2006	982	982
Barclays
5.15%, due 08/01/2006	1,963	1,963
Fortis Bank
5.29%, due 08/07/2006	1,963	1,963
Harris NA
5.29%, due 08/07/2006	1,963	1,963
Regions Bank
5.27%, due 08/04/2006	2,454	2,454
Svenska Handlesbanken
5.29%, due 08/01/2006	2,097	2,097
The Bank of the West
5.25%, due 08/07/2006	982	982
Euro Dollar Terms (5.3%)
Abbey National PLC
5.29%, due 08/11/2006	2,454	2,454
Branch Banker &Trust
5.36%, due 08/28/2006	1,472	1,472
Calyon
5.30%, due 08/08/2006	982	982
5.37%, due 09/01/2006	1,963	1,963
Canadian Imperial Bank of Commerce
5.36%, due 08/29/2006	982	982
Dexia Group
5.30%, due 08/09/2006	982	982
Skandinaviska Enskilda Banken AB
5.30%, due 08/11/2006	1,227	1,227
Toronto Dominion Bank
5.40%, due 09/22/2006	1,963	1,963
Wells Fargo
5.40%, due 09/05/2006	2,454	2,454
Repurchase Agreements (13.4%) ††
Credit Suisse First Boston Corp. 5.35%, dated 07/31/2006 to be repurchased at $6,498 on 08/01/2006	6,497	6,497
Goldman Sachs Group, Inc. (The) 5.35%, dated 07/31/2006 to be repurchased at $14,616 on 08/01/2006	14,614	14,614
Lehman Brothers, Inc. 5.35%, dated 07/31/2006 to be repurchased at $1,638 on 08/01/2006	1,638	1,638
Merrill Lynch & Co. 5.30%, dated 07/31/2006 to be repurchased at $13,191 on 08/01/2006	13,189	13,189

3

Morgan Stanley Dean Witter & Co. 5.36%, dated 07/31/2006 to be repurchased at $587 on 08/01/2006	587	587

Total Security Lending Collateral (cost: $79,086)		79,086

Total Investment Securities (cost: $359,784) #		$346,166

NOTES TO SCHEDULE OF INVESTMENTS:

‡                  Non-income producing.

†                  At July 31, 2006, all or a portion of this security is on loan.  The value at July 31, 2006, of all securities on loan is $76,155.

*                 Floating or variable rate note. Rate is listed as of July 31, 2006.

††            Cash collateral for the Repurchase Agreements, valued at $37,766, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.00% and 9/15/2006 - 11/01/2041, respectively.

#                 Aggregate cost for Federal income tax purposes is $360,191.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $16,288 and $30,313, respectively.  Net unrealized depreciation for tax purposes is $14,025.

DEFINITIONS:

144A                                            144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2006, these securities aggregated  $10,771 or 3.9% of the net assets of the Fund.

ADR                                             American Depositary Receipt

4

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of their filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica IDEX Mutual Funds
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	September 26, 2006

By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer
Date:	September 26, 2006